Not FDIC Insured May Lose Value No Bank Guarantee
FTFT-Q3PH

Statements of Investments
(unaudited)
Franklin Alabama Tax-Free Income Fund 2
Franklin Arizona Tax-Free Income Fund 5
Franklin Colorado Tax-Free Income Fund 12
Franklin Connecticut Tax-Free Income Fund 19
Franklin Federal Intermediate-Term Tax-Free Income
Fund 22
Franklin Federal Limited-Term Tax-Free Income Fund 45
Franklin Georgia Tax-Free Income Fund 60
Franklin High Yield Tax-Free Income Fund 65
Franklin Louisiana Tax-Free Income Fund 113
Franklin Maryland Tax-Free Income Fund 117
Franklin Massachusetts Tax-Free Income Fund 121
Franklin Michigan Tax-Free Income Fund 125
Franklin Minnesota Tax-Free Income Fund 133
Franklin Missouri Tax-Free Income Fund 141
Franklin Municipal Green Bond Fund 148
Franklin New Jersey Tax-Free Income Fund 152
Franklin North Carolina Tax-Free Income Fund 158
Franklin Ohio Tax-Free Income Fund 164
Franklin Oregon Tax-Free Income Fund 174
Franklin Pennsylvania Tax-Free Income Fund 181
Franklin Virginia Tax-Free Income Fund 189
Notes to Statements of Investments 194

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2021
Franklin Alabama Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.7%
Alabama 91.6%
Alabama Community College System , Bishop State Community College , Revenue ,
2019 , BAM Insured , 4% , 1/01/49 ...................................... $ 2,000,000 $ 2,264,696
Alabama Federal Aid Highway Finance Authority , Revenue , 2017 A , Pre-Refunded , 5% ,
6/01/37 ......................................................... 4,130,000 5,127,797
Alabama Special Care Facilities Financing Authority-Birmingham , Ascension Health
Credit Group , Revenue , 2016 B , Refunding , 5% , 11/15/46 ................... 3,000,000 3,517,652
Auburn University , Revenue , 2015 A , Refunding , 5% , 6/01/33 ..................
2,500,000 2,859,107
Bessemer Governmental Utility Services Corp. , Water , Revenue , 2017 , Refunding ,
BAM Insured , 5% , 6/01/39 ........................................... 6,000,000 7,313,999
Birmingham Airport Authority ,
Revenue, 2020, Refunding, BAM Insured, 5%, 7/01/32 ...................... 300,000 388,652
Revenue, 2020, Refunding, BAM Insured, 5%, 7/01/33 ...................... 325,000 420,301
Revenue, 2020, Refunding, BAM Insured, 5%, 7/01/34 ...................... 400,000 516,311
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/35 ...................... 350,000 419,423
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/36 ...................... 500,000 597,962
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/37 ...................... 545,000 650,313
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/38 ...................... 400,000 476,435
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/39 ...................... 2,540,000 3,008,151
Revenue, 2020, Refunding, BAM Insured, 4%, 7/01/40 ...................... 705,000 831,672
Birmingham-Jefferson Civic Center Authority , Special Tax , 2018 A , 5% , 7/01/33 .....
1,605,000 1,940,463
a
Black Belt Energy Gas District , Revenue , 2021 A , Refunding , Mandatory Put , 4% ,
12/01/31 ........................................................ 2,000,000 2,444,131
Board of Water & Sewer Commissioners of the City of Mobile , Revenue , 2014 ,
Refunding , 5% , 1/01/36 ............................................. 10,000,000 10,481,572
Calhoun County Board of Education , Special Tax , 2016 , Pre-Refunded , BAM Insured ,
5% , 2/01/46 ...................................................... 6,000,000 7,095,737
City of Bessemer , Water , Revenue , 2017 , Refunding , AGMC Insured , 5% , 1/01/47 ...
2,590,000 3,086,127
City of Birmingham , GO , 2021 A , 4% , 6/01/50 ..............................
2,500,000 2,952,701
City of Boaz ,
Water & Sewer, Revenue, 2021, AGMC Insured, 4%, 9/01/46 ................. 1,000,000 1,167,461
Water & Sewer, Revenue, 2021, AGMC Insured, 4%, 9/01/50 ................. 1,500,000 1,743,844
City of Decatur , Water & Sewer , Revenue , 2021 A , 4% , 8/15/50 .................
3,000,000 3,540,657
City of Huntsville ,
GO, 2018 B, 5%, 5/01/38 ............................................ 4,775,000 5,907,186
Water, Revenue, 2015, Pre-Refunded, 5%, 11/01/35 ....................... 4,000,000 4,620,209
City of Lincoln , GO , 2020 , BAM Insured , 4% , 6/01/50 ........................
2,500,000 2,920,846
City of Madison , GO , 2015 A , Pre-Refunded , 5% , 4/01/37 .....................
2,590,000 2,982,821
City of Pelham , GO , 2014 , Pre-Refunded , 5% , 2/01/34 .......................
2,635,000 2,902,616
City of Trussville ,
GO, 2014 B, Pre-Refunded, 5%, 10/01/39 ............................... 1,895,000 2,059,798
GO, 2018 A, 4%, 8/01/41 ............................................ 3,000,000 3,530,565
City of Tuscaloosa , GO , 2020 A , 4% , 10/01/50 ..............................
4,580,000 5,436,167
County of Mobile ,
GO, 2020 A, Refunding, 4%, 8/01/38 ................................... 1,000,000 1,208,081
b
Revenue, 144A, 2020, 4%, 11/01/45 ................................... 1,000,000 1,084,633
DCH Healthcare Authority ,
Revenue, 2015, Refunding, 5%, 6/01/36 ................................. 2,000,000 2,273,448
Revenue, 2021 A, 4%, 6/01/46 ........................................ 2,310,000 2,656,815
East Alabama Health Care Authority (The) ,
Revenue, 2018 A, 4%, 9/01/30 ........................................ 1,000,000 1,149,562
Revenue, 2018 A, 5%, 9/01/41 ........................................ 3,000,000 3,622,335

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alabama (continued)
c
Florence Public Building Authority , City of Florence , Revenue , 2021 , 4% , 9/01/35 .... $ 500,000 $ 593,611
Health Care Authority of the City of Huntsville (The) , Health Care Authority of the City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/45 .............. 10,000,000 11,641,631
Homewood Educational Building Authority ,
Samford University, Revenue, 2019 A, Refunding, 4%, 12/01/49 ............... 2,500,000 2,830,929
Samford University, Revenue, 2021 A, 4%, 12/01/51 ....................... 1,470,000 1,668,290
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group, Revenue, 2016 A, 5%, 2/01/41 ....... 3,000,000 3,431,684
Infirmary Health System Obligated Group, Revenue, 2021 A, Refunding, 4%, 2/01/46 3,000,000 3,502,835
Jacksonville State University ,
Revenue, 2017, Refunding, AGMC Insured, 5%, 12/01/36 ................... 5,000,000 6,024,862
Revenue, 2020, Refunding, 4%, 12/01/50 ................................ 5,000,000 5,669,193
Limestone County Water & Sewer Authority , Revenue , 2015 B , Pre-Refunded , BAM
Insured , 5% , 12/01/43 .............................................. 5,920,000 6,683,807
Madison City Board of Education , Special Tax , 2019 , 4% , 2/01/44 ...............
3,000,000 3,483,203
Madison Water & Wastewater Board , Revenue , 2017 , Refunding , 5% , 12/01/41 .....
4,610,000 5,544,660
Marshall County Board of Education , Special Tax , 2016 , AGMC Insured , 4% , 3/01/41
1,000,000 1,096,953
Opelika Utilities Board , Revenue , 2017 , Refunding , 4% , 6/01/41 ................
2,000,000 2,296,166
Oxford City Board of Education , Special Tax , 2020 A , Refunding , 4% , 5/01/50 ......
2,500,000 2,925,491
Selma Industrial Development Board , International Paper Co. , Revenue , 2011 A ,
5.375% , 12/01/35 .................................................. 3,000,000 3,011,149
a
Southeast Energy Authority A Cooperative District ,
Revenue, 2021 A, Mandatory Put, 4%, 10/01/28 ........................... 2,000,000 2,345,693
Revenue, 2021 B, Mandatory Put, 4%, 12/01/31 ........................... 5,000,000 6,021,098
Special Care Facilities Financing Authority of the City of Pell City Alabama , Noland
Obligated Group , Revenue , 2021 A , Refunding , 4% , 12/01/39 ................. 4,000,000 4,657,301
Talladega County Board of Education , Special Tax , 2017 , Refunding , BAM Insured , 5% ,
11/01/39 ........................................................ 2,000,000 2,409,556
Troy Public Educational Building Authority , Troy City Board of Education , Revenue ,
2011 , AGMC Insured , 5.25% , 12/01/40 .................................. 295,000 296,087
Tuscaloosa City Board of Education , Revenue , 2016 , Pre-Refunded , 5% , 8/01/41 ...
4,000,000 4,819,828
Tuscaloosa County Board of Education , Special Tax , 2017 , 4% , 2/01/47 ..........
5,000,000 5,679,688
UAB Medicine Finance Authority , UAB Medicine Obligated Group , Revenue , 2016 B ,
Refunding , 5% , 9/01/29 ............................................. 5,000,000 5,978,690
University of Alabama (The) ,
Revenue, 2013 D-2, 5%, 10/01/37 ..................................... 7,520,000 8,100,176
Revenue, 2018 B2, 5%, 9/01/48 ....................................... 5,000,000 6,074,876
University of Montevallo , Revenue , 2017 , Refunding , BAM Insured , 5% , 5/01/42 ....
2,500,000 2,980,405
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........
2,000,000 2,442,729
Water Works Board of the City of Birmingham (The) ,
Revenue, 2016 B, Pre-Refunded, 5%, 1/01/43 ............................ 10,000,000 12,160,456
Revenue, Senior Lien, 2016 A, Pre-Refunded, 4%, 1/01/35 ................... 4,000,000 4,675,611
234,246,904
Illinois 1.6%
c
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 12/15/42 . 1,000,000 1,144,683
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 750,000 877,458
GO, 2017 D, 5%, 11/01/27 ........................................... 1,000,000 1,210,136
GO, 2020 B, 5%, 10/01/29 ........................................... 280,000 351,223
GO, 2020 B, 4%, 10/01/33 ........................................... 200,000 234,981
GO, 2021 A, 4%, 3/01/41 ............................................ 300,000 348,494
4,166,975

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Alabama Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 200 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey 1.1%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 4%, 6/15/50 ....................................... $ 250,000 $ 278,778
Revenue, 2021 A, Refunding, 5%, 6/15/33 ............................... 1,200,000 1,556,357
Revenue, 2021 A, Refunding, 4%, 6/15/34 ............................... 500,000 590,676
State of New Jersey , GO , 2020 A , 5% , 6/01/28 .............................
250,000 310,684
2,736,495
New York 1.4%
Metropolitan Transportation Authority ,
Revenue, 2020 D, 4%, 11/15/47 ....................................... 1,000,000 1,136,833
Revenue, 2021 A-1, 4%, 11/15/46 ..................................... 560,000 641,155
Revenue, 2021 A-2, 4%, 11/15/42 ..................................... 1,600,000 1,846,118
3,624,106
Wisconsin 0.7%
b
Public Finance Authority , Affordable Housing Preservation Corp. Obligated Group ,
Revenue , 144A, 2021 , 5.25% , 12/01/22 ................................. 1,700,000 1,700,000
U.S. Territories 1.3%
Guam 0.5%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,000,000 1,225,726
Puerto Rico 0.8%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 500,000 542,234
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,089,043
Puerto Rico Highway & Transportation Authority , Revenue , L , Refunding , NATL
Insured , 5.25% , 7/01/35 ............................................. 530,000 575,880
2,207,157
Total U.S. Territories .................................................................... 3,432,883
Total Municipal Bonds (Cost $233,128,418) .....................................
249,907,363
a a a a
a
Total Investments (Cost $233,128,418) 97.7% ...................................
$249,907,363
Other Assets, less Liabilities 2.3% .............................................
5,852,073
Net Assets 100.0% ...........................................................
$255,759,436
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2021, the aggregate value of these securities was $2,784,633, representing 1.1% of net assets.
c
Security purchased on a when-issued basis.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2021
Franklin Arizona Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.9%
Arizona 95.2%
Arizona Board of Regents , Revenue , 2020 A , 5% , 7/01/35 .....................
$ 1,000,000 $ 1,302,793
Arizona Department of Transportation ,
State Highway Fund, Revenue, 2015, Refunding, 5%, 7/01/31 ................ 10,000,000 11,115,917
State Highway Fund, Revenue, 2016, Refunding, 5%, 7/01/36 ................ 8,680,000 10,247,734
Arizona Health Facilities Authority ,
HonorHealth Obligated Group, Revenue, 2014 A, Refunding, 5%, 12/01/39 ...... 15,000,000 16,872,476
HonorHealth Obligated Group, Revenue, 2014 A, Refunding, 5%, 12/01/42 ...... 9,535,000 10,710,153
Phoenix Children's Hospital Obligated Group, Revenue, 2012 A, Refunding, 5%,
2/01/42 ........................................................ 8,000,000 8,063,134
Arizona Industrial Development Authority ,
Academies of Math & Science Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/42 ........................................................ 2,045,000 2,378,986
Academies of Math & Science Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/51 ........................................................ 1,080,000 1,244,533
Arizona Agribusiness and Equine Center, Inc., Revenue, 2017 A, 5%, 3/01/48 .... 1,555,000 1,794,892
BASIS Schools, Inc. Obligated Group, Revenue, 2017 F, Refunding, 5%, 7/01/47 .. 3,350,000 3,912,526
Children's National Medical Center Obligated Group, Revenue, 2020 A, 4%, 9/01/40 865,000 1,020,901
Children's National Medical Center Obligated Group, Revenue, 2020 A, 4%, 9/01/46 2,750,000 3,187,729
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/33 ....................................................... 1,000,000 1,232,438
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/38 ....................................................... 1,630,000 1,986,947
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/39 ....................................................... 1,000,000 1,217,015
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/44 ....................................................... 6,645,000 8,018,931
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 4%,
11/01/49 ....................................................... 5,115,000 5,703,555
Great Lakes Senior Living Communities LLC, Revenue, 2019 A, 5%, 1/01/38 ..... 1,175,000 1,220,752
Great Lakes Senior Living Communities LLC, Revenue, 2019 A, 5%, 1/01/54 ..... 1,250,000 1,302,765
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019 B, 5%,
1/01/36 ........................................................ 1,105,000 1,077,698
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019 B, 5%,
1/01/49 ........................................................ 3,500,000 3,276,552
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019 B,
5.125%, 1/01/54 ................................................. 2,000,000 1,893,799
GreatHearts Arizona Obligated Group, Revenue, 2021 B, 4%, 7/01/31 .......... 315,000 363,741
GreatHearts Arizona Obligated Group, Revenue, 2021 B, 4%, 7/01/41 .......... 405,000 464,354
GreatHearts Arizona Obligated Group, Revenue, 2021 B, 4%, 7/01/52 .......... 840,000 947,281
Kipp New York, Inc. Gerard Facility, Revenue, 2021 C, 3.25%, 7/01/31 .......... 1,550,000 1,563,069
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 4%, 7/01/41 .......... 2,800,000 3,151,318
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 4%, 7/01/51 .......... 7,000,000 7,761,713
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 4%, 7/01/61 .......... 10,930,000 12,022,420
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 4%, 2/01/50 ..... 11,595,000 13,390,175
Phoenix Children's Hospital Obligated Group, Revenue, 2021 A, Refunding, 5%,
2/01/35 ........................................................ 1,700,000 2,261,250
Phoenix Children's Hospital Obligated Group, Revenue, 2021 A, Refunding, 5%,
2/01/36 ........................................................ 1,800,000 2,387,377
Phoenix Children's Hospital Obligated Group, Revenue, 2021 A, Refunding, 5%,
2/01/37 ........................................................ 1,900,000 2,513,631
Phoenix Children's Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
2/01/38 ........................................................ 1,700,000 2,053,493
Phoenix Children's Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
2/01/39 ........................................................ 2,000,000 2,410,296
Phoenix Children's Hospital Obligated Group, Revenue, 2021 A, Refunding, 4%,
2/01/40 ........................................................ 1,000,000 1,202,783

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
Phoenix Children's Hospital Obligated Group, Revenue, 2021 A, Refunding, 3%,
2/01/41 ........................................................ $ 885,000 $ 945,181
Provident Group-NCCU Properties LLC, Revenue, 2019 A, BAM Insured, 5%,
6/01/49 ........................................................ 3,345,000 4,056,824
Provident Group-NCCU Properties LLC, Revenue, 2019 A, BAM Insured, 5%,
6/01/54 ........................................................ 3,240,000 3,915,372
Arizona Sports & Tourism Authority , Revenue , 2012 A , Refunding , 5% , 7/01/36 .....
1,550,000 1,583,478
Arizona State University ,
Revenue, 2014, 5%, 8/01/33 ......................................... 2,200,000 2,459,870
Revenue, 2014, 5%, 8/01/34 ......................................... 3,320,000 3,710,589
Revenue, 2014, 5%, 8/01/44 ......................................... 4,145,000 4,615,099
Revenue, 2015 B, Refunding, 5%, 7/01/41 ............................... 14,070,000 16,145,456
Revenue, 2015 D, 5%, 7/01/41 ........................................ 5,000,000 5,737,546
Revenue, 2015 D, 5%, 7/01/46 ........................................ 5,000,000 5,733,727
Revenue, 2016 B, 5%, 7/01/42 ........................................ 2,000,000 2,368,009
Revenue, 2016 C, 5%, 7/01/46 ........................................ 10,000,000 11,802,916
Revenue, 2017 B, Refunding, 5%, 7/01/43 ............................... 4,005,000 4,858,675
Revenue, 2019 A, 5%, 7/01/43 ........................................ 2,100,000 2,645,951
Carefree Utilities Community Facilities District , Town of Carefree Water System ,
Revenue , 2021 , 4% , 7/01/51 ......................................... 2,000,000 2,356,121
Central Arizona Water Conservation District , Revenue , 2016 , 5% , 1/01/34 .........
1,000,000 1,163,315
City of El Mirage , GO , 2012 , AGMC Insured , 5% , 7/01/42 .....................
2,200,000 2,254,535
City of Goodyear ,
Water & Sewer, Revenue, Sub. Lien, 2020, Refunding, AGMC Insured, 4%, 7/01/39 600,000 712,110
Water & Sewer, Revenue, Sub. Lien, 2020, AGMC Insured, 4%, 7/01/45 ......... 5,000,000 5,846,075
Water & Sewer, Revenue, Sub. Lien, Second Series, 2020, AGMC Insured, 4%,
7/01/40 ........................................................ 650,000 770,274
Water & Sewer, Revenue, Sub. Lien, Second Series, 2020, AGMC Insured, 4%,
7/01/45 ........................................................ 7,135,000 8,342,349
City of Lake Havasu City ,
Wastewater System, Revenue, 2015 B, Refunding, AGMC Insured, 5%, 7/01/40 ... 15,000,000 17,047,364
Wastewater System, Revenue, 2015 B, Refunding, AGMC Insured, 5%, 7/01/43 ... 9,155,000 10,370,058
City of Mesa ,
Utility System, Revenue, 2018, 5%, 7/01/32 .............................. 1,000,000 1,246,026
Utility System, Revenue, 2018, 5%, 7/01/34 .............................. 1,265,000 1,571,644
Utility System, Revenue, 2018, 4%, 7/01/38 .............................. 1,425,000 1,665,239
Utility System, Revenue, 2018, 4%, 7/01/39 .............................. 6,135,000 7,157,920
Utility System, Revenue, 2018, 5%, 7/01/42 .............................. 15,000,000 18,403,083
Utility System, Revenue, 2019 A, 5%, 7/01/43 ............................ 10,000,000 12,534,349
Utility System, Revenue, 2020, Refunding, 4%, 7/01/34 ..................... 2,500,000 3,043,466
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, 2017 A, 5%, 7/01/42 .................................. 15,090,000 18,156,892
Airport, Revenue, Junior Lien, 2017 D, Refunding, 4%, 7/01/40 ............... 20,570,000 23,411,163
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/44 ........................ 8,500,000 10,442,730
Airport, Revenue, Senior Lien, 2018, 5%, 7/01/48 .......................... 5,000,000 6,011,718
Excise Tax, Revenue, 2015 A, Refunding, 5%, 7/01/41 ...................... 10,000,000 11,440,762
Excise Tax, Revenue, 2020 A, Refunding, 4%, 7/01/45 ...................... 3,550,000 4,209,000
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/34 .................................................. 2,500,000 3,107,978
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/37 .................................................. 1,500,000 1,855,144
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/38 .................................................. 8,420,000 10,397,141

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
City of Phoenix Civic Improvement Corp., (continued)
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 4%, 7/01/45 .................................................. $ 2,500,000 $ 2,837,083
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/27 ........................................................ 3,945,000 4,915,443
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/28 ........................................................ 2,000,000 2,553,485
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/29 ........................................................ 2,000,000 2,599,117
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/36 ........................................................ 5,000,000 7,313,027
State of Arizona Department of Revenue, Revenue, 2005 B, NATL Insured, 5.5%,
7/01/37 ........................................................ 7,000,000 10,393,426
Wastewater, Revenue, Junior Lien, 2018 A, 5%, 7/01/37 ..................... 1,000,000 1,243,850
Wastewater, Revenue, Junior Lien, 2018 A, 4%, 7/01/39 ..................... 5,000,000 5,833,676
Water System, Revenue, Junior Lien, 2014 A, Pre-Refunded, 5%, 7/01/39 ....... 10,000,000 11,200,865
Water System, Revenue, Junior Lien, 2016, Refunding, 5%, 7/01/39 ............ 5,000,000 5,854,060
Water System, Revenue, Junior Lien, 2020 B, 5%, 7/01/44 ................... 5,000,000 6,420,105
Water System, Revenue, Junior Lien, 2021 A, 5%, 7/01/45 ................... 3,000,000 3,934,089
City of Tucson ,
Water System, Revenue, 2020, 4%, 7/01/36 .............................. 650,000 782,560
Water System, Revenue, 2020, 4%, 7/01/37 .............................. 500,000 600,614
County of Maricopa , Banner Health Obligated Group , Revenue , 2005 , Pre-Refunded ,
5% , 4/01/35 ...................................................... 12,090,000 13,373,594
Glendale Industrial Development Authority ,
Midwestern University, Revenue, 2007, Refunding, 5%, 5/15/31 ............... 3,455,000 3,510,076
People of Faith, Inc. Obligated Group, Revenue, 2020 A, 5%, 5/15/41 ........... 1,500,000 1,706,969
People of Faith, Inc. Obligated Group, Revenue, 2020 A, 5%, 5/15/56 ........... 4,000,000 4,500,848
Glendale Municipal Property Corp. , Revenue , 2012 C , Refunding , 5% , 7/01/38 .....
18,530,000 19,385,221
Golder Ranch Fire District , GO , 2021 , 4% , 7/01/45 ..........................
1,155,000 1,359,308
Industrial Development Authority of the City of Phoenix (The) ,
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/44 ...... 1,000,000 1,192,192
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/49 ...... 1,995,000 2,367,715
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/54 ...... 1,330,000 1,573,401
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/25 1,015,000 1,157,476
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/27 425,000 511,918
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/30 700,000 847,111
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/32 250,000 299,776
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/33 600,000 718,228
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/37 2,750,000 3,269,340
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/42 8,550,000 10,083,632
GreatHearts Arizona Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/36 . 4,065,000 4,521,193
GreatHearts Arizona Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/41 . 1,225,000 1,355,934
GreatHearts Arizona Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/46 . 1,335,000 1,470,925
JMF- Higley 2012 LLC, Revenue, 2012, 5%, 12/01/34 ....................... 1,355,000 1,409,943
JMF- Higley 2012 LLC, Revenue, 2012, 5%, 12/01/39 ....................... 5,610,000 5,828,326
Vista College Preparatory Obligated Group, Revenue, 2018 A, 5%, 7/01/48 ...... 1,000,000 1,175,139
Industrial Development Authority of the County of Pima (The) ,
Christian Care Tucson, Inc., Revenue, 2017 C, Refunding, 5%, 12/15/47 ........ 3,840,000 4,304,361
Christian Care Tucson, Inc., Revenue, Senior Lien, 2017 A, Refunding, 5%, 12/15/32 1,765,000 2,005,181
Christian Care Tucson, Inc., Revenue, Senior Lien, 2017 A, Refunding, 5%, 6/15/37 2,240,000 2,532,338
TMC HealthCare Obligated Group, Revenue, 2021 A, Refunding, 4%, 4/01/46 .... 11,295,000 13,254,483
TMC HealthCare Obligated Group, Revenue, 2021 A, Refunding, 3%, 4/01/51 .... 12,000,000 12,615,950

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Industrial Development Authority of the County of Yavapai (The) ,
Yavapai Community Hospital Association Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/34 ............................................ $ 4,250,000 $ 4,960,307
Yavapai Community Hospital Association Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/36 ............................................ 1,310,000 1,529,132
Yavapai Community Hospital Association Obligated Group, Revenue, 2019,
Refunding, 4%, 8/01/38 ............................................ 1,510,000 1,760,087
Yavapai Community Hospital Association Obligated Group, Revenue, 2019,
Refunding, 5%, 8/01/39 ............................................ 1,350,000 1,685,982
Yavapai Community Hospital Association Obligated Group, Revenue, 2019,
Refunding, 4%, 8/01/43 ............................................ 3,000,000 3,475,917
La Paz County Industrial Development Authority ,
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/23 .................... 110,000 115,672
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/25 .................... 90,000 101,091
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/26 .................... 95,000 109,591
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/27 .................... 75,000 88,649
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/28 .................... 80,000 96,278
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/29 .................... 110,000 134,416
Harmony Public Schools, Revenue, 2021 A, 5%, 2/15/30 .................... 100,000 123,750
Harmony Public Schools, Revenue, 2021 A, 4%, 2/15/41 .................... 430,000 487,343
Harmony Public Schools, Revenue, 2021 A, 4%, 2/15/46 .................... 345,000 388,915
Harmony Public Schools, Revenue, 2021 A, 4%, 2/15/51 .................... 580,000 650,960
Maricopa County High School District No. 214 Tolleson Union High School , GO , 2018
A , 5% , 7/01/37 .................................................... 1,000,000 1,210,972
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group, Revenue, A, 4%, 1/01/41 ................... 9,630,000 11,001,352
Banner Health Obligated Group, Revenue, A, 5%, 1/01/41 ................... 37,590,000 45,505,608
Christian Care Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/01/36 ...... 3,860,000 4,327,377
Christian Care Obligated Group, Revenue, 2016 C, Refunding, 5%, 1/01/40 ...... 9,740,000 10,883,306
Creighton University, Revenue, 2020, 5%, 7/01/47 ......................... 13,000,000 16,146,721
Creighton University, Revenue, 2020, 4%, 7/01/50 ......................... 1,695,000 1,954,964
GreatHearts Arizona Obligated Group, Revenue, 2017 A, Refunding, 5%, 7/01/37 . 1,000,000 1,175,401
GreatHearts Arizona Obligated Group, Revenue, 2017 A, Refunding, 5%, 7/01/52 . 1,000,000 1,156,338
Highland Prep Obligated Group, Revenue, 2019, 5%, 1/01/37 ................ 1,000,000 1,253,078
Highland Prep Obligated Group, Revenue, 2019, 5%, 1/01/50 ................ 1,715,000 2,092,815
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/37 ....... 4,025,000 4,986,131
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/42 ....... 4,000,000 4,917,805
HonorHealth Obligated Group, Revenue, 2021 A, 3%, 9/01/51 ................ 1,600,000 1,661,223
HonorHealth Obligated Group, Revenue, 2021 A, 4%, 9/01/51 ................ 3,275,000 3,779,667
Legacy Traditional School Obligated Group, Revenue, 2019 A, Refunding, 5%,
7/01/49 ........................................................ 3,920,000 4,744,289
Reid Traditional Schools Obligated Group, Revenue, 2016, 5%, 7/01/36 ......... 1,120,000 1,275,711
Reid Traditional Schools Obligated Group, Revenue, 2016, 5%, 7/01/47 ......... 3,325,000 3,740,618
Maricopa County Pollution Control Corp. ,
El Paso Electric Co., Revenue, 2009 B, Refunding, 3.6%, 4/01/40 ............. 13,500,000 14,910,881
El Paso Electric Co., Revenue, 2012 A, Refunding, 4.5%, 8/01/42 ............. 10,000,000 10,189,129
a
Public Service Co. of New Mexico, Revenue, 2003 A, Refunding, Mandatory Put,
1.05%, 6/01/22 .................................................. 4,250,000 4,265,891
a
Public Service Co. of New Mexico, Revenue, 2010 A, Refunding, Mandatory Put,
0.875%, 10/01/26 ................................................ 6,650,000 6,630,714
Southern California Edison Co., Revenue, 2000 A, Refunding, 2.4%, 6/01/35 ..... 5,000,000 5,110,326
Maricopa County School District No. 83-Cartwright Elementary , GO , 2011 A , AGMC
Insured , 5.375% , 7/01/30 ............................................ 5,415,000 5,437,565
Maricopa County Unified School District No. 11-Peoria ,
GO, 2013, 5%, 7/01/31 ............................................. 5,100,000 5,461,385
GO, 2018, BAM Insured, 5%, 7/01/33 ................................... 1,000,000 1,213,151

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Maricopa County Unified School District No. 48 Scottsdale ,
GO, 2021 D, 3%, 7/01/35 ............................................ $ 5,625,000 $ 6,333,312
GO, 2021 D, 3%, 7/01/37 ............................................ 1,350,000 1,513,313
Maricopa County Unified School District No. 69 Paradise Valley , GO , 2021 E , 3% ,
7/01/38 ......................................................... 700,000 783,226
Maricopa County Unified School District No. 95 Queen Creek ,
GO, 2018, 5%, 7/01/33 ............................................. 500,000 581,915
GO, 2018, 5%, 7/01/37 ............................................. 1,200,000 1,387,325
McAllister Academic Village LLC ,
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/33 ............ 2,000,000 2,369,465
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/38 ............ 2,000,000 2,367,451
Arizona State University, Revenue, 2016 A, Refunding, 5%, 7/01/39 ............ 1,000,000 1,182,392
Mohave County Union High School District No. 2 Colorado River , GO , 2017 , 5% ,
7/01/35 ......................................................... 1,000,000 1,202,422
Northern Arizona University ,
Revenue, 2013, 5%, 8/01/26 ......................................... 2,380,000 2,539,970
Revenue, 2014, Pre-Refunded, 5%, 6/01/40 .............................. 2,820,000 3,140,794
Revenue, 2014, 5%, 6/01/40 ......................................... 4,545,000 4,996,273
Revenue, 2014, Pre-Refunded, 5%, 6/01/44 .............................. 8,005,000 8,926,244
Revenue, 2020 B, Refunding, BAM Insured, 5%, 6/01/38 .................... 4,000,000 5,106,814
Revenue, 2020 B, Refunding, BAM Insured, 5%, 6/01/39 .................... 1,355,000 1,729,064
Pima County Unified School District No. 20 Vail , GO , 2016 , Refunding , BAM Insured ,
5% , 7/01/36 ...................................................... 3,305,000 3,879,220
Pima County Unified School District No. 30 Sahuarita ,
GO, 2017, BAM Insured, 5%, 7/01/33 ................................... 2,665,000 3,212,182
GO, 2017, BAM Insured, 5%, 7/01/34 ................................... 2,800,000 3,370,499
Pima County Unified School District No. 6 Marana ,
GO, 2017 C, BAM Insured, 5%, 7/01/36 ................................. 2,385,000 2,878,170
GO, 2018 D, AGMC Insured, 5%, 7/01/38 ................................ 2,500,000 3,008,752
Pinal County Community College District , Revenue , 2017 , BAM Insured , 5% , 7/01/34
1,065,000 1,245,876
Pinal County Electric District No. 3 , Revenue , 2016 , Refunding , 5% , 7/01/35 .......
1,195,000 1,396,791
Salt River Project Agricultural Improvement & Power District ,
Revenue, 2012 A, Refunding, 5%, 12/01/30 .............................. 4,500,000 4,608,494
Revenue, 2016 A, Refunding, 5%, 1/01/38 ............................... 9,745,000 11,662,127
Revenue, 2017 A, Refunding, 5%, 1/01/37 ............................... 10,000,000 12,325,670
Revenue, 2017 A, Refunding, 5%, 1/01/38 ............................... 3,310,000 4,081,049
Revenue, 2017 A, Refunding, 5%, 1/01/39 ............................... 5,605,000 6,904,337
Revenue, 2019 A, 5%, 1/01/47 ........................................ 5,000,000 6,348,129
Salt Verde Financial Corp. ,
Revenue, 2007-1, 5%, 12/01/32 ....................................... 10,000,000 13,222,396
Revenue, 2007-1, 5%, 12/01/37 ....................................... 5,000,000 7,017,586
Student & Academic Services LLC ,
Revenue, 2014, BAM Insured, 5%, 6/01/33 .............................. 1,000,000 1,101,118
Revenue, 2014, BAM Insured, 5%, 6/01/39 .............................. 1,400,000 1,533,903
Revenue, 2014, BAM Insured, 5%, 6/01/44 .............................. 3,155,000 3,443,673
Town of Gilbert , Revenue, Sub. Lien , 2015 , 5% , 7/01/45 ......................
10,000,000 11,407,589
Town of Queen Creek ,
Excise Tax, Revenue, 2018 A, 5%, 8/01/42 ............................... 2,500,000 3,074,021
Excise Tax, Revenue, 2018 A, 5%, 8/01/47 ............................... 5,000,000 6,105,207
Excise Tax, Revenue, 2020, 4%, 8/01/45 ................................ 5,710,000 6,779,500
Excise Tax, Revenue, 2020, 4%, 8/01/50 ................................ 8,740,000 10,283,627

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 200 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
University Medical Center Corp. , Banner-University Medical Center Tucson Campus
LLC , Revenue , 2013 , Pre-Refunded , 5.625% , 7/01/36 ...................... $ 5,000,000 $ 5,421,706
University of Arizona (The) ,
Revenue, 2013, Pre-Refunded, 5%, 8/01/38 .............................. 4,360,000 4,701,542
Revenue, 2013, 5%, 8/01/38 ......................................... 5,790,000 6,187,923
Revenue, 2016, Refunding, 5%, 6/01/39 ................................. 2,750,000 3,245,323
Revenue, 2018 A, 5%, 6/01/43 ........................................ 5,000,000 6,108,431
Revenue, 2019 A, 5%, 6/01/42 ........................................ 2,000,000 2,505,690
Revenue, 2020 A, Refunding, 4%, 8/01/44 ............................... 11,245,000 13,265,365
993,408,638
Wisconsin 0.7%
b
Public Finance Authority , Affordable Housing Preservation Corp. Obligated Group ,
Revenue , 144A, 2021 , 5.25% , 12/01/22 ................................. 6,800,000 6,800,000
U.S. Territories 3.0%
Guam 1.2%
Guam Power Authority ,
Revenue, 2014 A, AGMC Insured, 5%, 10/01/39 ........................... 6,490,000 7,137,215
Revenue, 2014 A, AGMC Insured, 5%, 10/01/44 ........................... 5,325,000 5,834,023
12,971,238
Puerto Rico 1.8%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 3,700,000 4,012,532
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 750,000 809,605
Revenue, 2007 N, Refunding, AGMC Insured, 5.5%, 7/01/29 ................. 770,000 861,495
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/32 ................... 1,970,000 2,183,842
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 2,790,000 3,139,538
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 5,050,000 5,487,159
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 2,290,000 2,497,018
18,991,189
Total U.S. Territories .................................................................... 31,962,427
Total Municipal Bonds (Cost $958,955,405) .....................................
1,032,171,065
a a a a
Short Term Investments 0.4%
Municipal Bonds 0.4%
Arizona 0.4%
c
Arizona Industrial Development Authority , Phoenix Children's Hospital , Revenue , 2019
A , Refunding , LOC JPMorgan Chase Bank NA , Daily VRDN and Put , 0.04% , 2/01/48 4,000,000 4,000,000
Total Municipal Bonds (Cost $4,000,000) .......................................
4,000,000
Total Short Term Investments (Cost $4,000,000 ) .................................
4,000,000
a
Total Investments (Cost $962,955,405) 99.3% ...................................
$1,036,171,065
Other Assets, less Liabilities 0.7% .............................................
7,874,304
Net Assets 100.0% ...........................................................
$1,044,045,369

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Arizona Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2021, the value of this security was $6,800,000, representing 0.7% of net assets.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2021
Franklin Colorado Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.3%
Colorado 93.3%
Adams & Weld Counties School District No. 27J Brighton , GO , 2015 , 5% , 12/01/40 ..
$ 7,500,000 $ 8,696,967
Adams 12 Five Star Schools , GO , 2016 B , Refunding , 5% , 12/15/36 .............
5,000,000 5,979,238
Adams State University ,
Revenue, 2012, Pre-Refunded, 5%, 5/15/37 .............................. 370,000 377,480
Revenue, 2012, 5%, 5/15/37 ......................................... 630,000 642,702
Revenue, 2019 A, Refunding, 4%, 5/15/42 ............................... 1,515,000 1,755,493
Anthem West Metropolitan District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/35
3,000,000 3,490,340
Arapahoe County School District No. 1 Englewood , GO , 2017 , 5% , 12/01/42 .......
7,000,000 8,287,502
Arapahoe County School District No. 6 Littleton , GO , 2019 A , 5.5% , 12/01/43 ......
12,980,000 16,911,233
Arapahoe County Water & Wastewater Authority , Revenue , 2019 , Refunding , 4% ,
12/01/37 ........................................................ 1,000,000 1,205,072
Auraria Higher Education Center , Revenue , 2013 A , AGMC Insured , 5% , 4/01/34 ...
6,150,000 6,504,731
Board of Governors of Colorado State University System ,
Revenue, 2013 A, Refunding, 5%, 3/01/43 ............................... 5,000,000 7,253,006
Revenue, 2013 C, Pre-Refunded, 5%, 3/01/44 ............................ 2,675,000 2,833,093
Revenue, 2013 C, Pre-Refunded, 5%, 3/01/44 ............................ 2,460,000 2,606,983
Revenue, 2015 A, Pre-Refunded, 5%, 3/01/40 ............................ 3,990,000 4,567,632
Revenue, 2015 A, 5%, 3/01/40 ........................................ 3,010,000 3,397,113
Revenue, 2016 B, Pre-Refunded, 5%, 3/01/41 ............................ 1,000,000 1,221,771
Revenue, 2017 E, Refunding, 4%, 3/01/43 ............................... 4,500,000 5,134,813
Revenue, 2019 A, Refunding, 5%, 3/01/49 ............................... 4,000,000 5,009,277
Revenue, A, Refunding, 4%, 3/01/40 ................................... 5,000,000 5,707,402
Board of Water Commissioners City & County of Denver (The) , Revenue , 2017 A , 5% ,
9/15/47 ......................................................... 10,000,000 12,110,634
Boulder Valley School District No. Re-2 Boulder , GO , 2015 , 5% , 12/01/41 .........
5,000,000 5,676,228
a
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-1 , Refunding , 5% ,
12/01/49 ........................................................ 1,440,000 1,580,867
Castle Oaks Metropolitan District No. 3 , GO , 2020 , Refunding , AGMC Insured , 4% ,
12/01/50 ........................................................ 1,150,000 1,341,619
Centennial Water & Sanitation District ,
Revenue, 2019, 5%, 12/01/43 ........................................ 3,000,000 3,716,011
Revenue, 2019, 5.25%, 12/01/48 ...................................... 6,760,000 8,431,332
Central Weld County Water District , Revenue , 2020 , AGMC Insured , 4% , 12/01/40 ..
1,000,000 1,198,803
Cherokee Metropolitan District , Revenue , 2020 , BAM Insured , 4% , 8/01/50 ........
2,000,000 2,362,028
City & County of Denver ,
Revenue, 2016 A, Refunding, 4%, 8/01/46 ............................... 3,500,000 3,871,114
Revenue, 2018 A-1, 5%, 8/01/48 ...................................... 5,000,000 5,797,725
Revenue, 2021 A, 4%, 8/01/33 ........................................ 1,250,000 1,544,260
Revenue, 2021 A, 4%, 8/01/34 ........................................ 1,000,000 1,232,683
Airport System, Revenue, 2013 B, 5%, 11/15/43 ........................... 5,000,000 5,423,363
Airport System, Revenue, 2018 B, Refunding, 5%, 12/01/43 .................. 5,000,000 6,193,350
Airport System, Revenue, 2018 B, Refunding, 5%, 12/01/48 .................. 4,440,000 5,464,303
Airport System, Revenue, 2019 C, Refunding, 5%, 11/15/35 .................. 3,000,000 3,825,290
City of Aurora ,
Water, Revenue, First Lien, 2016, Pre-Refunded, 5%, 8/01/41 ................ 3,000,000 3,610,875
Water, Revenue, First Lien, 2016, Pre-Refunded, 5%, 8/01/46 ................ 5,000,000 6,018,124
City of Colorado Springs ,
Utilities System, Revenue, 2013 B-1, 5%, 11/15/38 ......................... 4,000,000 4,332,163
Utilities System, Revenue, 2014 A-2, 5%, 11/15/44 ......................... 5,000,000 5,578,192
Utilities System, Revenue, 2015 A, Refunding, 5%, 11/15/40 ................. 3,000,000 3,472,941
Utilities System, Revenue, 2015 A, Refunding, 5%, 11/15/45 ................. 2,665,000 3,067,195
Utilities System, Revenue, 2017 A-2, Refunding, 5%, 11/15/47 ................ 6,000,000 7,228,931
Utilities System, Revenue, 2018 A-4, 5%, 11/15/48 ......................... 5,000,000 6,146,507
Utilities System, Revenue, 2020 C, 5%, 11/15/50 .......................... 3,000,000 3,847,626

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
City of Commerce City , Revenue , 2016 , AGMC Insured , 5% , 8/01/41 .............
$ 4,000,000 $ 4,687,488
City of Fort Collins , Electric Utility Enterprise , Revenue , 2018 A , 5% , 12/01/42 ......
13,500,000 16,572,917
City of Grand Junction ,
COP, 2021, 4%, 12/01/40 ............................................ 1,500,000 1,798,204
COP, 2021, 4%, 12/01/45 ............................................ 1,000,000 1,184,829
Revenue, 2020 B, 4%, 3/01/45 ........................................ 1,500,000 1,768,344
Revenue, 2020 B, 4%, 3/01/49 ........................................ 1,240,000 1,455,782
Colorado Educational & Cultural Facilities Authority ,
Alexander Dawson School LLC (The), Revenue, 2010, 5%, 2/15/40 ............ 5,280,000 5,299,102
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/36 .................... 425,000 478,252
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/41 .................... 150,000 167,209
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/51 .................... 370,000 408,352
Aspen View Academy, Inc., Revenue, 2021, 4%, 5/01/61 .................... 550,000 601,853
Denver School of Science & Technology, Inc., Revenue, 2021, 3%, 8/01/41 ...... 1,460,000 1,554,906
Denver School of Science & Technology, Inc., Revenue, 2021, 3%, 8/01/51 ...... 3,635,000 3,805,090
Lighthouse Building Corp., Revenue, 2021, 4%, 10/01/46 .................... 345,000 368,619
Lighthouse Building Corp., Revenue, 2021, 4%, 10/01/56 .................... 1,000,000 1,058,338
Lighthouse Building Corp., Revenue, 2021, 4%, 10/01/61 .................... 2,210,000 2,323,565
Pinnacle Charter School, Inc., Revenue, 2021 A, Refunding, 4%, 12/01/50 ....... 5,820,000 6,748,146
Union Colony Schools, Revenue, 2018, Refunding, 5%, 4/01/48 ............... 715,000 844,591
University of Denver, Revenue, 2017, 5%, 3/01/47 ......................... 3,950,000 4,741,883
West Ridge Academy Charter School, Revenue, 2019 A, Refunding, 5%, 6/01/49 .. 400,000 429,628
Westgate Community School, Revenue, 2021 A, Refunding, 4%, 7/01/41 ........ 2,370,000 2,768,387
Windsor Charter Academy Obligated Group, Revenue, 2020, Refunding, 4%, 9/01/50 2,400,000 2,737,880
Colorado Health Facilities Authority ,
AdventHealth Obligated Group, Revenue, 2016 A, Refunding, 4%, 11/15/41 ...... 3,000,000 3,345,501
AdventHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 11/15/37 ...... 5,000,000 6,409,696
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/35 ....................................................... 1,575,000 1,844,185
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/37 ....................................................... 850,000 991,261
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/38 ....................................................... 705,000 820,654
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/39 ....................................................... 835,000 969,995
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 4%,
10/01/40 ....................................................... 725,000 840,750
BSLC Obligated Group, Revenue, 2018 A-1, Refunding, 5%, 9/15/48 ........... 3,000,000 3,455,239
BSLC Obligated Group, Revenue, 2018 A-1, Refunding, 4.75%, 9/15/53 ......... 1,500,000 1,679,576
Children's Hospital Colorado Obligated Group, Revenue, 2016 A, 5%, 12/01/44 ... 5,000,000 5,841,226
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/37 3,000,000 3,746,947
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/39 2,000,000 2,489,574
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/44 7,000,000 8,604,994
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 4%, 8/01/49 5,000,000 5,700,755
Covenant Living Communities and Services Obligated Group, Revenue, 2013 A, Pre-
Refunded, 5.75%, 12/01/36 ......................................... 5,000,000 5,544,939
Covenant Living Communities and Services Obligated Group, Revenue, 2015 A,
Refunding, 5%, 12/01/35 ........................................... 7,150,000 8,017,148
Covenant Living Communities and Services Obligated Group, Revenue, 2018 A, 5%,
12/01/48 ....................................................... 5,000,000 5,825,818
Covenant Living Communities and Services Obligated Group, Revenue, 2020 A,
Refunding, 4%, 12/01/50 ........................................... 5,700,000 6,503,534
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2012, Pre-
Refunded, 5%, 12/01/33 ........................................... 2,500,000 2,560,274
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2013, Pre-
Refunded, 5.5%, 6/01/33 .......................................... 1,000,000 1,078,797

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2013, Pre-
Refunded, 5.625%, 6/01/43 ......................................... $ 4,000,000 $ 4,322,656
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 6/01/40 ............................................ 4,000,000 4,633,668
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2015 A, Pre-
Refunded, 5%, 6/01/45 ............................................ 2,750,000 3,185,647
Evangelical Lutheran Good Samaritan Obligated Group, Revenue, 2017, Pre-
Refunded, 5%, 6/01/47 ............................................ 6,000,000 7,326,907
Parkview Medical Center, Inc. Obligated Group, Revenue, 2016, 5%, 9/01/46 ..... 5,000,000 5,747,724
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/50 ... 6,275,000 7,282,855
Sanford Obligated Group, Revenue, 2019 A, Refunding, 4%, 11/01/39 .......... 1,000,000 1,174,158
Sanford Obligated Group, Revenue, 2019 A, Refunding, 5%, 11/01/44 .......... 10,455,000 12,994,860
Sisters of Charity of Leavenworth Health System, Inc. Obligated Group, Revenue,
2019 A, Refunding, 4%, 1/01/38 ..................................... 3,660,000 4,315,133
Valley View Hospital Association, Revenue, 2015, 5%, 5/15/40 ................ 2,000,000 2,266,770
Valley View Hospital Association, Revenue, 2015, 5%, 5/15/45 ................ 1,000,000 1,129,749
Colorado High Performance Transportation Enterprise , Revenue , 2017 , 5% , 12/31/47
2,555,000 2,888,141
Colorado Housing and Finance Authority ,
Revenue, 2019 B-1, I, 3.15%, 10/01/44 ................................. 1,000,000 1,067,722
Revenue, 2019 B-1, I, 3.25%, 10/01/49 ................................. 1,000,000 1,066,177
Colorado Mesa University ,
Revenue, 2016, 5%, 5/15/45 ......................................... 4,000,000 4,670,586
Revenue, 2019 B, 5%, 5/15/44 ........................................ 1,000,000 1,243,903
Revenue, 2019 B, 5%, 5/15/49 ........................................ 1,565,000 1,937,812
Colorado School of Mines ,
Revenue, 2012 B, 5%, 12/01/32 ....................................... 110,000 114,843
Revenue, 2017 A, 5%, 12/01/42 ....................................... 2,450,000 3,007,660
Revenue, 2017 A, 5%, 12/01/47 ....................................... 3,000,000 3,674,979
Colorado Water Resources & Power Development Authority , Revenue , 2013 A , Pre-
Refunded , AGMC Insured , 5% , 9/01/38 ................................. 1,210,000 1,252,767
Commerce City , Northern Infrastructure General Improvement District , GO , 2013 ,
Refunding , AGMC Insured , 5% , 12/01/31 ................................ 2,040,000 2,133,799
Crystal Valley Metropolitan District No. 2 , GO , 2020 A , Refunding , AGMC Insured , 3% ,
12/01/49 ........................................................ 3,000,000 3,188,173
Denver City & County School District No. 1 ,
COP, 2013 C, 5%, 12/15/30 .......................................... 4,000,000 4,353,272
COP, 2020 A, 5%, 12/01/42 .......................................... 2,000,000 2,571,326
GO, 2017, 5%, 12/01/41 ............................................. 12,440,000 14,807,964
GO, 2021, 4%, 12/01/45 ............................................. 5,000,000 5,993,102
Denver Convention Center Hotel Authority , Revenue, Senior Lien , 2016 , Refunding ,
5% , 12/01/40 ..................................................... 9,775,000 11,184,571
Denver Health & Hospital Authority ,
COP, 2018, 5%, 12/01/48 ............................................ 5,255,000 6,316,520
Revenue, 2014 A, 5.25%, 12/01/45 .................................... 9,250,000 9,915,053
Revenue, 2019 A, Refunding, 5%, 12/01/30 .............................. 1,000,000 1,272,107
Revenue, 2019 A, Refunding, 5%, 12/01/31 .............................. 1,400,000 1,773,230
Revenue, 2019 A, Refunding, 5%, 12/01/33 .............................. 3,300,000 4,165,732
Denver International Business Center Metropolitan District No. 1 , GO , 2019 A , 4% ,
12/01/48 ........................................................ 350,000 361,319
Eagle River Water and Sanitation District ,
GO, 2016, 5%, 12/01/45 ............................................. 1,360,000 1,587,121
Revenue, 2012, Pre-Refunded, 5%, 12/01/42 ............................. 3,500,000 3,665,398

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
East Cherry Creek Valley Water and Sanitation District , Revenue , 2019 A , 4% , 11/15/38
$ 1,000,000 $ 1,185,362
El Paso County School District No. 49 Falcon , COP , 2021 , 4% , 12/15/46 ..........
5,000,000 5,870,629
Erie Farm Metropolitan District ,
GO, 2021, Refunding, AGMC Insured, 5%, 12/01/41 ........................ 575,000 731,937
GO, 2021, Refunding, AGMC Insured, 5%, 12/01/46 ........................ 700,000 881,728
GO, 2021, Refunding, AGMC Insured, 4%, 12/01/51 ........................ 1,200,000 1,385,562
Flying Horse Metropolitan District No. 2 ,
GO, 2020 A, Refunding, AGMC Insured, 4%, 12/01/44 ...................... 520,000 612,967
GO, 2020 A, Refunding, AGMC Insured, 4%, 12/01/50 ...................... 875,000 1,027,099
Larimer County School District No. R-1 Poudre , GO , 2018 , 5% , 12/15/40 ..........
5,000,000 6,271,811
Little Thompson Water District , Revenue , 2020 , 4% , 12/01/50 ..................
1,200,000 1,422,768
Metropolitan State University of Denver , Revenue , 2016 , 5% , 12/01/45 ...........
4,000,000 4,622,202
Morgan County Quality Water District , Revenue , 2020 , AGMC Insured , 4% , 12/01/50
1,200,000 1,397,800
Park 70 Metropolitan District ,
GO, 2016, Refunding, 5%, 12/01/36 .................................... 1,000,000 1,150,095
GO, 2016, Refunding, 5%, 12/01/46 .................................... 1,500,000 1,703,317
Park Creek Metropolitan District ,
Revenue, 2017 A, 5%, 12/01/41 ....................................... 3,000,000 3,400,412
Revenue, 2017 A, 5%, 12/01/46 ....................................... 2,500,000 2,820,205
Revenue, Senior Lien, 2015 A, Refunding, 5%, 12/01/45 .................... 7,000,000 7,887,897
Revenue, Senior Lien, 2018 A, 5%, 12/01/46 ............................. 2,875,000 3,469,647
Parker Water & Sanitation District , Revenue , 2018 , 5% , 11/01/42 ................
6,475,000 7,945,580
Patriot Park Metropolitan District No. 2 , GO , 2021 , 4.3% , 12/01/50 ...............
550,000 570,428
b
Prairiestar Metropolitan District No. 2 ,
GO, 2021 A, Refunding, BAM Insured, 5%, 12/01/36 ....................... 500,000 638,554
GO, 2021 A, Refunding, BAM Insured, 5%, 12/01/41 ....................... 500,000 631,024
GO, 2021 A, Refunding, BAM Insured, 5%, 12/01/46 ....................... 500,000 622,921
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
9,900,000 15,386,226
Pueblo City Schools , GO , 2020 , 5% , 12/15/38 ..............................
3,000,000 3,839,929
Regional Transportation District ,
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 1/15/33 ........ 550,000 661,773
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/35 ........ 1,000,000 1,199,537
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/36 ........ 750,000 891,500
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/38 ........ 700,000 827,882
Sales Tax, Revenue, 2016 A, 5%, 11/01/41 ............................... 10,000,000 11,777,728
Sales Tax, Revenue, 2016 A, 5%, 11/01/46 ............................... 11,000,000 12,858,217
Sales Tax, Revenue, 2021 B, Refunding, 5%, 11/01/29 ...................... 5,000,000 6,487,676
Roaring Fork Transportation Authority , Revenue , 2019 , Refunding , 4% , 12/01/44 ....
1,000,000 1,172,504
Sand Creek Metropolitan District , GO , 2020 B , Refunding , AGMC Insured , 4% ,
12/01/40 ........................................................ 2,665,000 3,172,694
Silver Peaks Metropolitan District No. 3 , GO, Senior Lien , 2020 A , 5% , 12/01/50 ....
500,000 540,305
South Timnath Metropolitan District No. 2 , GO , 2016 , Refunding , 5% , 12/01/42 .....
5,690,000 6,538,463
State of Colorado ,
COP, 2013 I, Pre-Refunded, 5%, 3/15/36 ................................ 3,000,000 3,321,330
COP, 2017 J, 5.25%, 3/15/42 ......................................... 5,000,000 6,025,197
COP, 2019 O, 4%, 3/15/44 ........................................... 5,000,000 5,790,328
COP, 2020, Refunding, 4%, 6/15/39 .................................... 1,000,000 1,191,311
COP, 2020, Refunding, 4%, 6/15/40 .................................... 1,315,000 1,563,922
COP, 2020, Refunding, 4%, 6/15/41 .................................... 1,275,000 1,512,908
COP, 2020 A, 4%, 12/15/39 .......................................... 2,750,000 3,304,766
University of Colorado, COP, 2013 A, Pre-Refunded, 5%, 11/01/29 ............. 3,105,000 3,385,404

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Sterling Hills West Metropolitan District , GO , 2017 , Refunding , 5% , 12/01/39 .......
$ 1,125,000 $ 1,336,252
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
3.75%, 12/01/40 ................................................. 500,000 546,954
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
4.25%, 12/01/50 ................................................. 1,250,000 1,386,249
Thompson Crossing Metropolitan District No. 2 , GO , 2016 B , Refunding , AGMC
Insured , 5% , 12/01/46 .............................................. 4,500,000 5,246,786
Town of Castle Rock ,
Sales & Use Tax, Revenue, 2013, Pre-Refunded, 5%, 6/01/31 ................ 1,800,000 1,928,389
Sales & Use Tax, Revenue, 2013, Pre-Refunded, 5%, 6/01/32 ................ 1,845,000 1,976,599
Sales & Use Tax, Revenue, 2013, Pre-Refunded, 5%, 6/01/35 ................ 2,775,000 2,972,934
Town of Firestone , Water Enterprise , Revenue , 2020 , Refunding , BAM Insured , 4% ,
12/01/49 ........................................................ 1,400,000 1,645,024
Town of Monument ,
COP, 2020, AGMC Insured, 4%, 12/01/40 ............................... 1,000,000 1,146,376
COP, 2020, AGMC Insured, 4%, 12/01/45 ............................... 1,000,000 1,135,663
University of Colorado ,
Revenue, 2015 A, Pre-Refunded, 5%, 6/01/38 ............................ 5,655,000 6,550,848
Revenue, 2018 B, Pre-Refunded, 5%, 6/01/48 ............................ 5,000,000 6,299,395
Revenue, 2019 B, 5%, 6/01/44 ........................................ 1,930,000 2,411,147
Revenue, 2019 B, Pre-Refunded, 5%, 6/01/44 ............................ 1,455,000 1,867,963
Revenue, 2019 B, Pre-Refunded, 5%, 6/01/49 ............................ 3,295,000 4,243,908
Upper Eagle Regional Water Authority , Revenue , 2020 , Refunding , AGMC Insured , 4% ,
12/01/50 ........................................................ 2,500,000 2,980,144
Vauxmont Metropolitan District ,
GO, 2019, Refunding, AGMC Insured, 5%, 12/15/27 ........................ 380,000 437,935
GO, 2019, Refunding, AGMC Insured, 5%, 12/15/32 ........................ 480,000 549,925
Weld County School District No. 6 Greeley , GO , 2020 , 5% , 12/01/40 .............
8,750,000 11,203,891
Weld County School District No. RE-4 , GO , 2016 , 5.25% , 12/01/41 ..............
5,000,000 6,050,359
Weld County School District No. Re-5J , GO , 2021 , 4% , 12/01/45 ................
5,000,000 5,993,101
Winter Farm Metropolitan District No. 2 ,
GO, 2019, Refunding, AGMC Insured, 5%, 12/01/39 ........................ 630,000 771,442
GO, 2019, Refunding, AGMC Insured, 5%, 12/01/44 ........................ 500,000 606,838
Woodmoor Water & Sanitation District No. 1 , Revenue , 2011 , Refunding , 5% , 12/01/36
5,000,000 5,000,000
713,309,311
Florida 0.5%
Capital Trust Agency, Inc. , Revenue , 2021 A-1 , 3.75% , 12/01/36 ................
4,104,000 4,113,357
Illinois 1.0%
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 3,000,000 3,509,832
GO, 2019 B, 4%, 11/01/33 ........................................... 1,250,000 1,447,341
GO, 2021 A, 5%, 3/01/31 ............................................ 650,000 835,580
GO, 2021 A, 5%, 3/01/32 ............................................ 500,000 640,589
GO, 2021 A, 4%, 3/01/39 ............................................ 500,000 583,571
GO, 2021 A, 4%, 3/01/41 ............................................ 560,000 650,522
7,667,435
New York 0.8%
Metropolitan Transportation Authority ,
Revenue, 2021 A-1, 4%, 11/15/46 ..................................... 900,000 1,030,429

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 200 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Metropolitan Transportation Authority, (continued)
Revenue, 2021 A-2, 4%, 11/15/43 ..................................... $ 4,100,000 $ 4,720,743
5,751,172
Wisconsin 0.7%
a
Public Finance Authority , Affordable Housing Preservation Corp. Obligated Group ,
Revenue , 144A, 2021 , 5.25% , 12/01/22 ................................. 5,000,000 5,000,000
U.S. Territories 1.0%
Guam 0.2%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,500,000 1,838,588
Puerto Rico 0.8%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,200,000 1,301,361
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,089,043
Puerto Rico Highway & Transportation Authority ,
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 1,670,000 1,879,222
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 1,485,000 1,619,245
5,888,871
Total U.S. Territories .................................................................... 7,727,459
Total Municipal Bonds (Cost $688,628,173) .....................................
743,568,734
a a a a
Short Term Investments 2.3%
Municipal Bonds 2.3%
Colorado 2.3%
c
City & County of Denver ,
COP, 2008 A-1, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
0.04%, 12/01/29 ................................................. 6,075,000 6,075,000
COP, 2008 A-2, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
0.04%, 12/01/29 ................................................. 7,600,000 7,600,000
COP, 2008 A-3, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
0.04%, 12/01/31 ................................................. 700,000 700,000
c
Colorado Educational & Cultural Facilities Authority , Daughters of Israel, Inc. , Revenue ,
B-4 , LOC TD Bank NA , Daily VRDN and Put , 0.04% , 12/01/35 ................ 3,200,000 3,200,000
17,575,000
Total Municipal Bonds (Cost $17,575,000) ......................................
17,575,000
Total Short Term Investments (Cost $17,575,000 ) ................................
17,575,000
a
Total Investments (Cost $706,203,173) 99.6% ...................................
$761,143,734
Other Assets, less Liabilities 0.4% .............................................
3,261,496
Net Assets 100.0% ...........................................................
$764,405,230

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Colorado Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2021, the aggregate value of these securities was $6,580,867, representing 0.9% of net assets.
b
Security purchased on a when-issued basis.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2021
Franklin Connecticut Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.5%
Connecticut 95.3%
City of Ansonia ,
GO, 2021 A, AGMC Insured, 4%, 2/15/31 ................................ $ 170,000 $ 209,160
GO, 2021 A, AGMC Insured, 4%, 2/15/33 ................................ 100,000 122,102
GO, 2021 A, AGMC Insured, 4%, 2/15/34 ................................ 100,000 121,874
GO, 2021 A, AGMC Insured, 3%, 2/15/37 ................................ 500,000 553,235
City of Bridgeport ,
GO, 2021 A, 4%, 8/01/40 ............................................ 765,000 903,475
GO, 2021 A, 4%, 8/01/46 ............................................ 375,000 436,071
GO, 2021 A, 4%, 8/01/51 ............................................ 575,000 665,030
City of New Britain , GO , 2017 C , AGMC Insured , 5% , 3/01/36 ..................
1,000,000 1,189,178
City of New Haven ,
GO, 2002 C, NATL Insured, ETM, 5%, 11/01/22 ........................... 25,000 25,100
GO, 2021 A, Refunding, 4%, 8/01/40 ................................... 2,000,000 2,283,050
City of Stamford ,
Water Pollution Control System & Facility, Revenue, 2013 A, 5.25%, 8/15/43 ..... 1,000,000 1,079,083
Water Pollution Control System & Facility, Revenue, 2020 A, 4%, 11/15/45 ....... 1,175,000 1,407,300
City of West Haven , GO , 2021 , 4% , 9/15/41 ...............................
565,000 644,006
Connecticut Housing Finance Authority ,
Revenue, 2019 E-E1, 3.05%, 11/15/44 .................................. 5,000,000 5,267,541
Revenue, 2019 E-E1, 3.1%, 11/15/49 ................................... 2,000,000 2,094,793
Revenue, 2020 C-1, Refunding, 2.05%, 5/15/37 ........................... 1,000,000 1,000,536
Revenue, 2020 C-2, Refunding, 2.2%, 11/15/34 ........................... 980,000 993,353
Connecticut Municipal Electric Energy Cooperative , Revenue , 2013 A , 5% , 1/01/38 ..
3,000,000 3,139,127
Connecticut State Health & Educational Facilities Authority ,
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/34 345,000 415,960
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/35 310,000 373,146
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/36 480,000 576,605
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/37 600,000 719,134
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/38 315,000 376,865
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/39 380,000 453,722
Choate Rosemary Hall Foundation, Inc. (The), Revenue, F, Refunding, 4%, 7/01/42 860,000 1,020,218
Connecticut College, Revenue, L-1, Refunding, 4%, 7/01/46 .................. 5,000,000 5,625,323
Connecticut State University System, Revenue, N, Pre-Refunded, 5%, 11/01/29 ... 5,060,000 5,513,689
Covenant Living Communities and Services Obligated Group, Revenue, 2018 B, 5%,
12/01/40 ....................................................... 4,000,000 4,714,588
Fairfield University, Revenue, Q-1, 5%, 7/01/46 ........................... 9,000,000 10,534,430
Hartford HealthCare Obligated Group, Revenue, 2021 A, 4%, 7/01/46 .......... 1,500,000 1,763,715
Jerome Home, Revenue, 2021 E, Refunding, 4%, 7/01/41 ................... 735,000 821,664
Jerome Home, Revenue, 2021 E, Refunding, 4%, 7/01/51 ................... 1,250,000 1,377,180
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/38 ..... 1,000,000 1,158,540
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/41 ..... 6,310,000 7,271,308
Quinnipiac University, Revenue, L, Refunding, 5%, 7/01/45 .................. 8,250,000 9,225,643
Sacred Heart University, Inc., Revenue, I-1, Refunding, 5%, 7/01/42 ............ 4,375,000 5,165,724
Sacred Heart University, Inc., Revenue, K, 4%, 7/01/45 ..................... 1,200,000 1,378,271
Stamford Hospital Obligated Group (The), Revenue, J, Refunding, 5%, 7/01/42 ... 5,000,000 5,136,891
a
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 4%, 7/01/37 ... 2,550,000 2,978,194
Taft School Corp. (The), Revenue, L, Refunding, 3%, 7/01/41 ................. 2,430,000 2,636,975
Taft School Corp. (The), Revenue, L, Refunding, 3%, 7/01/46 ................. 2,210,000 2,374,512
Trinity Health Corp. Obligated Group, Revenue, 2016, 5%, 12/01/41 ............ 5,000,000 5,891,727
Trustees of Trinity College (The), Revenue, R, Refunding, 4%, 6/01/45 .......... 2,500,000 2,938,271
Trustees of Trinity College (The), Revenue, S, Refunding, 4%, 6/01/46 .......... 2,000,000 2,389,511
Trustees of Trinity College (The), Revenue, S, Refunding, 4%, 6/01/51 .......... 2,000,000 2,376,175
Yale-New Haven Health Obligated Group, Revenue, N, 5%, 7/01/48 ............ 5,000,000 5,347,718
Connecticut State Higher Education Supplement Loan Authority ,
Revenue, 2020 B, 3.25%, 11/15/36 .................................... 1,700,000 1,763,601

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Connecticut (continued)
Connecticut State Higher Education Supplement Loan Authority, (continued)
Revenue, 2020 D, Refunding, 3%, 11/15/35 .............................. $ 1,145,000 $ 1,180,548
Revenue, 2021 B, 2.25%, 11/15/37 .................................... 2,500,000 2,514,233
Hartford County Metropolitan District , Clean Water Project , Revenue , 2014 A , Pre-
Refunded , 5% , 11/01/42 ............................................. 5,000,000 5,665,450
South Central Connecticut Regional Water Authority ,
Revenue, A-Thirtieth, Pre-Refunded, 5%, 8/01/39 .......................... 1,500,000 1,685,621
Revenue, A-Thirtieth, Pre-Refunded, 5%, 8/01/44 .......................... 1,615,000 1,814,851
Revenue, Second Series, B-Thirty Second, Refunding, 5%, 8/01/38 ............ 1,720,000 2,037,952
State of Connecticut ,
GO, 2020 A, 4%, 1/15/36 ............................................ 5,000,000 5,959,619
GO, 2020 A, 4%, 1/15/38 ............................................ 2,250,000 2,671,483
GO, 2020 C, 4%, 6/01/39 ............................................ 600,000 715,878
GO, 2021 A, 3%, 1/15/37 ............................................ 1,450,000 1,608,263
Special Tax, 2013, 5%, 10/01/30 ...................................... 5,000,000 5,414,436
Special Tax, 2016 A, 5%, 9/01/33 ...................................... 1,000,000 1,192,734
Special Tax, 2018 A, 5%, 1/01/36 ...................................... 1,000,000 1,228,620
Special Tax, 2020 A, 5%, 5/01/37 ...................................... 500,000 642,733
Special Tax, 2020 A, 4%, 5/01/39 ...................................... 1,000,000 1,191,346
Special Tax, 2021 A, 4%, 5/01/40 ...................................... 1,100,000 1,326,985
Bradley International Airport CFC, Revenue, 2019 A, 5%, 7/01/49 .............. 1,400,000 1,686,741
Clean Water Fund - State Revolving Fund, Revenue, 2015 A, 5%, 3/01/34 ....... 5,000,000 5,699,492
Clean Water Fund - State Revolving Fund, Revenue, 2015 A, 5%, 3/01/35 ....... 1,000,000 1,138,858
Clean Water Fund - State Revolving Fund, Revenue, 2017 A, 5%, 5/01/37 ....... 3,000,000 3,623,337
Clean Water Fund - State Revolving Fund, Revenue, 2019 A, 4%, 2/01/37 ....... 1,500,000 1,782,640
Town of Darien , GO , 2020 A , Refunding , 4% , 8/01/39 ........................
350,000 407,848
Town of Hamden , GO , 2021 , Refunding , BAM Insured , 4% , 8/15/41 ..............
500,000 585,492
Town of Stafford ,
GO, 2021, Refunding, 3%, 2/01/36 ..................................... 250,000 273,430
GO, 2021, Refunding, 3%, 2/01/38 ..................................... 310,000 337,706
GO, 2021, Refunding, 3%, 2/01/41 ..................................... 300,000 324,896
Town of Stratford ,
GO, 2017, AGMC Insured, 5%, 7/01/33 ................................. 1,000,000 1,146,364
GO, 2020 A, Refunding, BAM Insured, 5%, 7/01/31 ........................ 1,000,000 1,299,653
GO, 2020 A, Refunding, BAM Insured, 4%, 7/01/36 ........................ 300,000 357,185
GO, 2020 A, Refunding, BAM Insured, 4%, 7/01/38 ........................ 300,000 355,741
GO, 2020 A, Refunding, BAM Insured, 4%, 7/01/40 ........................ 300,000 354,427
Town of Windham , GO , 2020 , Refunding , 4% , 8/15/45 ........................
2,000,000 2,358,424
University of Connecticut ,
Revenue, 2013 A, 5%, 8/15/28 ........................................ 6,590,000 7,052,948
Revenue, 2014 A, 5%, 2/15/31 ........................................ 2,000,000 2,189,863
Revenue, 2017 A, 5%, 1/15/37 ........................................ 1,000,000 1,190,172
Revenue, 2020 A, 5%, 2/15/39 ........................................ 1,000,000 1,269,705
Revenue, 2020 A, 5%, 2/15/40 ........................................ 1,000,000 1,267,678
Revenue, 2020 A, 5%, 2/15/41 ........................................ 995,000 1,257,764
187,264,430
Illinois 0.6%
State of Illinois , GO , 2020 C , 4% , 10/01/42 ................................
1,000,000 1,152,392
New Jersey 0.5%
New Jersey Economic Development Authority ,
Revenue, 2021 QQQ, 4%, 6/15/35 ..................................... 300,000 351,723
Revenue, 2021 QQQ, 4%, 6/15/36 ..................................... 100,000 116,867

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Connecticut Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 200 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority ,
Revenue, 2020 AA, 3%, 6/15/50 ....................................... $ 230,000 $ 238,426
Revenue, 2021 A, Refunding, 4%, 6/15/34 ............................... 250,000 295,338
1,002,354
Texas 0.4%
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 3% , 9/01/47 ................................. 780,000 790,439
Wisconsin 0.7%
b
Public Finance Authority , Affordable Housing Preservation Corp. Obligated Group ,
Revenue , 144A, 2021 , 5.25% , 12/01/22 ................................. 1,300,000 1,300,000
U.S. Territories 2.0%
Puerto Rico 2.0%
Puerto Rico Highway & Transportation Authority ,
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/34 ................... 2,010,000 2,180,649
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 1,480,000 1,665,418
3,846,067
Total U.S. Territories .................................................................... 3,846,067
Total Municipal Bonds (Cost $185,141,492) .....................................
195,355,682
a a a a
a
Total Investments (Cost $185,141,492) 99.5% ...................................
$195,355,682
Other Assets, less Liabilities 0.5% .............................................
1,050,128
Net Assets 100.0% ...........................................................
$196,405,810
a
Security purchased on a when-issued basis.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2021, the value of this security was $1,300,000, representing 0.7% of net assets.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2021
Franklin Federal Intermediate-Term Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Shares
a
Value
a
Management Investment Companies 1.8%
Capital Markets 1.8%
a
Franklin Liberty Federal Tax-Free Bond ETF ............................... 2,515,000 $ 68,257,100
Total Management Investment Companies (Cost $68,628,312) ....................
68,257,100
Principal
Amount
a a a a
Municipal Bonds 98.6%
Alabama 2.1%
Alabama Public School and College Authority , Revenue , 2014 B , Refunding , 5% ,
1/01/27 ......................................................... $ 25,000,000 27,926,575
b
Black Belt Energy Gas District , Revenue , 2021 B , Mandatory Put , 4% , 12/01/26 .... 20,000,000 22,840,950
Chatom Industrial Development Board ,
PowerSouth Energy Cooperative, Revenue, 2020, Refunding, AGMC Insured, 5%,
8/01/28 ........................................................ 500,000 621,923
PowerSouth Energy Cooperative, Revenue, 2020, Refunding, AGMC Insured, 5%,
8/01/29 ........................................................ 485,000 615,839
PowerSouth Energy Cooperative, Revenue, 2020, Refunding, AGMC Insured, 5%,
8/01/30 ........................................................ 425,000 548,701
Health Care Authority of the City of Huntsville (The) , Health Care Authority of the City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/39 .............. 2,250,000 2,647,342
Infirmary Health System Special Care Facilities Financing Authority of Mobile ,
Infirmary Health System Obligated Group, Revenue, 2016 A, 5%, 2/01/27 ....... 4,920,000 5,753,846
Infirmary Health System Obligated Group, Revenue, 2016 A, 5%, 2/01/28 ....... 5,000,000 5,824,250
Madison City Board of Education ,
Special Tax, 2019, 4%, 2/01/33 ....................................... 2,855,000 3,425,362
Special Tax, 2019, 4%, 2/01/34 ....................................... 2,970,000 3,557,742
Special Tax, 2019, 4%, 2/01/35 ....................................... 3,095,000 3,700,715
Special Tax, 2019, 4%, 2/01/37 ....................................... 3,350,000 3,974,771
81,438,016
Alaska 0.1%
Alaska Municipal Bond Bank Authority ,
Revenue, 2020, Refunding, 4%, 12/01/35 ................................ 1,710,000 2,045,959
Revenue, 2020, Refunding, 4%, 12/01/37 ................................ 1,305,000 1,555,319
3,601,278
Arizona 3.0%
Arizona Department of Transportation , State Highway Fund , Revenue , 2015 ,
Refunding , 5% , 7/01/29 ............................................. 10,920,000 12,156,467
Arizona Health Facilities Authority , Phoenix Children's Hospital Obligated Group ,
Revenue , 2012 A , Refunding , 5% , 2/01/27 ............................... 6,000,000 6,047,351
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/29 ....................................................... 1,100,000 1,365,898
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/30 ....................................................... 600,000 744,247
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/31 ....................................................... 630,000 779,758
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/32 ....................................................... 1,000,000 1,234,108
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/35 ....................................................... 1,115,000 1,366,212
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/36 ....................................................... 1,250,000 1,527,817
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/37 ....................................................... 1,050,000 1,281,800
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/37 ....................................................... 1,105,000 1,293,194

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Arizona Industrial Development Authority, (continued)
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/38 ....................................................... $ 600,000 $ 700,886
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/27 ............ 160,000 183,842
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/28 ............ 170,000 194,417
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/29 ............ 160,000 182,170
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/30 ............ 185,000 209,854
Kipp New York, Inc. Jerome Facility, Revenue, 2021 B, 5%, 7/01/31 ............ 195,000 220,315
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/27 .......... 55,000 64,585
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/28 .......... 60,000 71,638
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/29 .......... 60,000 72,733
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/30 .......... 65,000 79,835
Kipp New York, Inc. Macombs Facility, Revenue, 2021 A, 5%, 7/01/31 .......... 70,000 87,338
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/35 ..... 500,000 643,393
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/36 ..... 750,000 963,448
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/37 ..... 600,000 768,601
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 5%, 2/01/38 ..... 1,000,000 1,278,842
Phoenix Children's Hospital Obligated Group, Revenue, 2020 A, 3%, 2/01/39 ..... 1,200,000 1,290,524
City of Mesa , Utility System , Revenue , 2016 , Refunding , 5% , 7/01/29 ............
2,500,000 2,972,557
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, Junior Lien, 2017 D, Refunding, 5%, 7/01/30 ............... 10,000,000 12,182,966
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/35 ........................ 3,500,000 4,376,073
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/36 ........................ 10,225,000 12,761,708
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/35 .................................................. 9,720,000 12,066,429
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 5%, 7/01/36 .................................................. 6,380,000 7,906,115
Glendale Industrial Development Authority ,
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/30 ...... 525,000 674,099
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/31 ...... 425,000 539,481
Midwestern University Foundation, Revenue, 2020, Refunding, 5%, 5/15/32 ...... 525,000 664,701
Maricopa County Industrial Development Authority ,
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/30 ....... 850,000 1,065,989
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/31 ....... 1,000,000 1,250,307
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/32 ....... 1,000,000 1,248,001
HonorHealth Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/33 ....... 800,000 997,026
Pima County Regional Transportation Authority ,
Revenue, 2014, 5%, 6/01/24 ......................................... 3,385,000 3,623,266
Revenue, 2014, 5%, 6/01/26 ......................................... 7,180,000 7,676,421
Scottsdale Municipal Property Corp. ,
Revenue, 2015, Refunding, 5%, 7/01/26 ................................. 2,580,000 2,992,324
Revenue, 2015, Pre-Refunded, 5%, 7/01/27 .............................. 2,000,000 2,323,506
Revenue, 2015, Pre-Refunded, 5%, 7/01/28 .............................. 3,325,000 3,862,828
113,993,070
Arkansas 0.6%
Arkansas Development Finance Authority ,
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/32 ........................................................ 3,885,000 4,942,098
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/35 ........................................................ 4,630,000 5,850,631
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/36 ........................................................ 3,625,000 4,572,482
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/37 ........................................................ 1,250,000 1,573,214
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/38 ........................................................ 1,000,000 1,256,333

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arkansas (continued)
Arkansas Development Finance Authority, (continued)
Baptist Memorial Health Care Obligated Group, Revenue, 2020 B-1, Refunding, 5%,
9/01/39 ........................................................ $ 1,000,000 $ 1,253,851
City of Fort Smith , Sales & Use Tax , Revenue , 2012 , Refunding , 5% , 5/01/23 ......
5,000,000 5,096,543
24,545,152
California 4.6%
Bay Area Toll Authority ,
Revenue, 2017 S-7, Refunding, 4%, 4/01/31 ............................. 7,000,000 8,135,890
Revenue, 2017 S-7, Refunding, 4%, 4/01/33 ............................. 5,000,000 5,804,633
b
California Community Choice Financing Authority ,
Revenue, 2021 A, Mandatory Put, 4%, 12/01/27 ........................... 2,500,000 2,892,824
Revenue, 2021 B-1, Mandatory Put, 4%, 8/01/31 .......................... 11,000,000 13,330,957
b
California Infrastructure & Economic Development Bank , California Academy of
Sciences , Revenue , 2018 B , Refunding , Mandatory Put , 0.4% , ( SIFMA Municipal
Swap Index + 0.35% ), 8/01/24 ........................................ 5,000,000 5,017,322
California Statewide Communities Development Authority ,
Emanate Health Obligated Group, Revenue, 2020 A, 5%, 4/01/35 ............. 1,300,000 1,665,511
Emanate Health Obligated Group, Revenue, 2020 A, 4%, 4/01/37 ............. 700,000 827,976
Emanate Health Obligated Group, Revenue, 2020 A, 4%, 4/01/38 ............. 1,350,000 1,594,011
Southern California Edison Co., Revenue, 2010 A, Refunding, 1.75%, 9/01/29 .... 7,000,000 7,086,578
City of Riverside ,
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/34 ......................... 10,605,000 12,213,273
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/35 ......................... 11,000,000 12,650,946
Los Angeles Department of Water & Power ,
Power System, Revenue, 2013 A, 5%, 7/01/26 ............................ 11,025,000 11,591,661
Power System, Revenue, 2017 B, Refunding, 5%, 7/01/31 ................... 8,220,000 9,963,814
Power System, Revenue, 2017 C, 5%, 7/01/32 ............................ 4,615,000 5,687,291
Power System, Revenue, 2017 C, 5%, 7/01/33 ............................ 3,960,000 4,877,665
Power System, Revenue, 2017 C, 5%, 7/01/34 ............................ 4,080,000 5,022,963
Los Angeles Unified School District , GO , 2018 B-1 , 5% , 7/01/32 ................
8,000,000 9,908,592
San Diego Public Facilities Financing Authority ,
City of San Diego Water Utility, Revenue, 2020 A, 4%, 8/01/36 ................ 855,000 1,043,388
City of San Diego Water Utility, Revenue, 2020 A, 4%, 8/01/37 ................ 1,250,000 1,521,950
State of California ,
GO, Refunding, 5%, 10/01/25 ......................................... 15,000,000 15,925,245
GO, Refunding, 5%, 8/01/30 ......................................... 25,000,000 29,988,432
GO, Refunding, 5%, 8/01/30 ......................................... 10,000,000 11,583,372
178,334,294
Colorado 3.0%
City & County of Denver ,
Airport System, Revenue, B, 5.25%, 11/15/26 ............................. 5,000,000 5,476,348
Airport System, Revenue, B, 5.25%, 11/15/27 ............................. 4,250,000 4,651,393
Colorado Health Facilities Authority ,
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/29 ....................................................... 650,000 824,633
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/30 ....................................................... 700,000 903,899
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/31 ....................................................... 1,000,000 1,289,480
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/32 ....................................................... 750,000 964,966
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/33 ....................................................... 1,000,000 1,282,532
Boulder Community Health Obligated Group, Revenue, 2020, Refunding, 5%,
10/01/34 ....................................................... 1,100,000 1,405,782

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/33 $ 5,000,000 $ 6,312,623
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/36 8,500,000 10,651,499
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/37 2,250,000 2,639,296
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/39 1,250,000 1,457,318
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/32 2,000,000 2,532,333
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/34 5,500,000 6,922,562
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/35 4,500,000 5,656,037
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/37 2,000,000 2,497,965
Fort Carson Family Housing LLC , Revenue , 1999 , NATL Insured , 7.86% , 11/15/29 ..
35,000,000 43,390,200
Regional Transportation District ,
COP, 2013 A, Refunding, 5%, 6/01/26 .................................. 14,000,000 14,913,462
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/33 ........ 1,000,000 1,244,258
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 4%, 7/15/34 ........ 1,400,000 1,676,953
Sterling Ranch Community Authority Board , Sterling Ranch Colorado Metropolitan
District No. 2 , Revenue , 2020 A , Refunding , 3.375% , 12/01/30 ................ 500,000 547,098
117,240,637
Connecticut 3.0%
City of Stamford ,
GO, 2019, 3%, 6/01/35 ............................................. 3,025,000 3,291,356
GO, 2019, 3%, 6/01/36 ............................................. 3,025,000 3,286,540
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group, Revenue, 2020 A, 4%, 7/01/37 .......... 2,500,000 2,933,914
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/32 ..... 5,900,000 7,397,293
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/33 ..... 5,000,000 6,259,018
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/35 ..... 250,000 291,216
Nuvance Health Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/36 ..... 4,750,000 5,523,079
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/32 ..................... 700,000 897,708
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/33 ..................... 625,000 800,121
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/34 ..................... 725,000 926,382
Sacred Heart University, Inc., Revenue, K, 5%, 7/01/35 ..................... 550,000 701,646
c
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/26 ... 200,000 231,854
c
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/27 ... 250,000 296,809
State of Connecticut ,
GO, 2013 E, 5%, 8/15/25 ............................................ 11,295,000 12,190,445
GO, 2013 E, 5%, 8/15/26 ............................................ 18,585,000 20,049,478
GO, 2020 C, 4%, 6/01/34 ............................................ 1,500,000 1,812,705
GO, 2020 C, 4%, 6/01/36 ............................................ 1,800,000 2,160,574
GO, 2021 A, 3%, 1/15/33 ............................................ 3,500,000 3,915,358
GO, 2021 B, 3%, 6/01/37 ............................................ 8,620,000 9,580,882
Special Tax, 2020 A, 5%, 5/01/35 ...................................... 4,500,000 5,817,898
Special Tax, 2020 A, 4%, 5/01/36 ...................................... 3,500,000 4,176,306
Special Tax, 2021 A, 5%, 5/01/41 ...................................... 1,500,000 1,953,531
Special Tax, A, 5%, 1/01/28 .......................................... 10,000,000 10,510,619
University of Connecticut ,
Revenue, 2016 A, 5%, 3/15/30 ........................................ 3,075,000 3,613,840
Revenue, 2016 A, 5%, 3/15/31 ........................................ 5,025,000 5,899,590
114,518,162
Florida 7.6%
Alachua County Health Facilities Authority ,
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/31 ....................................................... 5,000,000 6,406,799
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/32 ....................................................... 1,600,000 2,046,374

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Alachua County Health Facilities Authority, (continued)
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/33 ....................................................... $ 3,445,000 $ 4,399,442
Shands Teaching Hospital & Clinics Obligated Group, Revenue, B-1, Refunding, 5%,
12/01/35 ....................................................... 2,350,000 2,991,597
Broward County ,
Water & Sewer Utility, Revenue, B, Refunding, 5%, 10/01/24 ................. 6,000,000 6,240,085
Water & Sewer Utility, Revenue, B, Refunding, 5%, 10/01/25 ................. 6,325,000 6,577,548
Capital Projects Finance Authority , CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 ,
Refunding , 5% , 10/01/30 ............................................ 1,000,000 1,248,131
Centre Lake Community Development District , Special Assessment , 2021 , 2.75% ,
5/01/30 ......................................................... 255,000 261,368
City of Clearwater , Water & Sewer , Revenue , 2017 , Refunding , 5% , 12/01/33 ......
5,520,000 6,654,331
City of Gainesville , Utilities System , Revenue , 2017 A , 5% , 10/01/30 .............
1,500,000 1,849,482
City of Jacksonville ,
Revenue, 2012 A, Refunding, 5%, 10/01/28 .............................. 6,000,000 6,238,028
Genesis Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/39 .. 1,650,000 1,908,195
City of Pompano Beach , John Knox Village of Florida, Inc. Obligated Group , Revenue ,
2020 , Refunding , 4% , 9/01/40 ........................................ 2,500,000 2,703,969
City of Port St. Lucie ,
Utility System, Revenue, 2016, Refunding, 4%, 9/01/30 ..................... 1,500,000 1,719,062
Utility System, Revenue, 2016, Refunding, 4%, 9/01/31 ..................... 1,635,000 1,871,198
City of South Miami Health Facilities Authority, Inc. , Baptist Health South Florida
Obligated Group , Revenue , 2017 , Refunding , 4% , 8/15/33 ................... 6,000,000 6,824,110
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/38 .................................................. 700,000 822,115
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 4%, 7/01/39 .................................................. 500,000 586,053
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2020
B, 5%, 7/01/40 .................................................. 1,000,000 1,263,622
County of Lee ,
Airport, Revenue, 2021 A, Refunding, 5%, 10/01/30 ........................ 10,000,000 12,903,269
Airport, Revenue, 2021 A, Refunding, 5%, 10/01/31 ........................ 6,000,000 7,893,944
County of Miami-Dade ,
Transit System, Revenue, 2012, Pre-Refunded, 5%, 7/01/24 ................. 2,250,000 2,313,263
Transit System, Revenue, 2012, Pre-Refunded, 5%, 7/01/25 ................. 3,000,000 3,084,351
Transit System, Revenue, 2012, Pre-Refunded, 5%, 7/01/26 ................. 4,000,000 4,112,468
Transit System, Revenue, 2012, Pre-Refunded, 5%, 7/01/27 ................. 4,000,000 4,112,467
Transit System, Revenue, 2019, Refunding, 4%, 7/01/35 .................... 13,890,000 16,517,224
Water & Sewer System, Revenue, 2013 B, Pre-Refunded, 5%, 10/01/27 ........ 15,000,000 16,298,112
County of Palm Beach , Water & Sewer , Revenue , 2013 , Pre-Refunded , 5% , 10/01/28
1,240,000 1,347,311
Escambia County Health Facilities Authority , Baptist Health Care Corp. Obligated
Group , Revenue , 2020 A , Refunding , 5% , 8/15/34 ......................... 1,000,000 1,254,573
Greater Orlando Aviation Authority ,
Revenue, 2019 A, 5%, 10/01/34 ....................................... 15,560,000 19,595,265
Revenue, 2019 A, 4%, 10/01/35 ....................................... 5,000,000 5,860,021
Herons Glen Recreation District ,
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/32 ............. 185,000 202,900
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/33 ............. 300,000 328,410
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/34 ............. 245,000 267,699
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/35 ............. 255,000 278,122
Special Assessment, 2020, Refunding, BAM Insured, 3%, 5/01/36 ............. 260,000 282,937
JEA Water & Sewer System ,
Revenue, 2014 A, Pre-Refunded, 5%, 10/01/26 ........................... 1,530,000 1,692,440
Revenue, 2014 A, 5%, 10/01/26 ....................................... 1,455,000 1,612,533
Revenue, 2014 A, Pre-Refunded, 5%, 10/01/27 ........................... 5,375,000 5,945,663

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
JEA Water & Sewer System, (continued)
Revenue, 2014 A, 5%, 10/01/27 ....................................... $ 5,130,000 $ 5,679,085
Revenue, 2014 A, Pre-Refunded, 5%, 10/01/29 ........................... 1,265,000 1,399,305
Revenue, 2014 A, 5%, 10/01/29 ....................................... 1,205,000 1,330,706
Revenue, 2017 A, Refunding, 5%, 10/01/31 .............................. 17,435,000 21,409,373
Lee Memorial Health System , Lee Memorial Health System Obligated Group , Revenue ,
A-1 , Refunding , 4% , 4/01/37 ......................................... 5,000,000 5,822,096
Leon County School District , Revenue , 2014 , 5% , 9/01/25 .....................
6,040,000 6,536,542
Orange County Health Facilities Authority ,
Orlando Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/28 ..... 1,000,000 1,195,032
Orlando Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/30 ..... 2,875,000 3,429,700
Orlando Utilities Commission ,
Revenue, 2012 A, Refunding, 5%, 10/01/24 .............................. 2,405,000 2,718,668
Revenue, 2012 A, Refunding, 5%, 10/01/25 .............................. 2,000,000 2,342,447
Revenue, 2018 A, 5%, 10/01/33 ....................................... 1,755,000 2,158,090
Orlando-Orange County Expressway Authority , Central Florida Expressway Authority ,
Revenue , 2013 B , Pre-Refunded , AGMC Insured , 5% , 7/01/24 ................ 14,650,000 15,741,295
Palm Beach County Health Facilities Authority , Baptist Health South Florida Obligated
Group , Revenue , 2019 , 4% , 8/15/49 .................................... 11,895,000 13,652,191
Palm Beach County School District , COP , 2014 B , 5% , 8/01/25 .................
4,000,000 4,638,086
River Hall Community Development District , Special Assessment , 2021 A-1 , Refunding ,
3% , 5/01/31 ...................................................... 500,000 514,068
State of Florida ,
GO, 2015 E, Refunding, 4%, 6/01/33 ................................... 11,855,000 13,210,898
GO, 2017 C, Refunding, 4%, 6/01/32 ................................... 12,855,000 15,032,816
GO, 2017 C, Refunding, 4%, 6/01/33 ................................... 5,000,000 5,839,844
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 4% , 10/01/32 ..........
2,855,000 3,282,771
294,447,494
Georgia 1.9%
City of Atlanta ,
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014 A, Refunding, 5%,
1/01/27 ........................................................ 7,000,000 7,655,535
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014 A, Refunding, 5%,
1/01/28 ........................................................ 5,100,000 5,594,383
Water & Wastewater, Revenue, 2015, Refunding, 5%, 11/01/26 ............... 5,165,000 5,936,005
Water & Wastewater, Revenue, 2018 C, Refunding, 5%, 11/01/33 .............. 6,750,000 8,364,970
Water & Wastewater, Revenue, 2018 C, Refunding, 5%, 11/01/34 .............. 3,000,000 3,716,093
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/32 1,150,000 1,377,772
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/33 815,000 974,620
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/34 725,000 865,460
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/35 1,140,000 1,358,390
WellStar Health System Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/36 1,675,000 1,991,323
Development Authority for Fulton County ,
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/28 ................... 3,785,000 4,315,775
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/29 ................... 4,385,000 4,993,974
Spelman College, Revenue, 2015, Refunding, 5%, 6/01/30 ................... 4,805,000 5,471,867
b
Development Authority of Monroe County (The) , Georgia Power Co. , Revenue, First
Series , 2009 , Refunding , Mandatory Put , 1% , 8/21/26 ...................... 2,375,000 2,381,906
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/27 ........................................................ 1,750,000 2,123,382
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/28 ........................................................ 2,100,000 2,540,614
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/29 ........................................................ 2,000,000 2,407,823

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Gainesville & Hall County Hospital Authority, (continued)
Northeast Georgia Health System Obligated Group, Revenue, A, Refunding, 5%,
2/15/30 ........................................................ $ 1,000,000 $ 1,202,068
Main Street Natural Gas, Inc. , Revenue , 2021 C , 4% , 12/01/25 .................
1,000,000 1,125,054
Municipal Electric Authority of Georgia ,
Revenue, 2019 A, 5%, 1/01/30 ........................................ 1,000,000 1,237,298
Revenue, 2019 A, 5%, 1/01/31 ........................................ 600,000 739,305
Revenue, 2019 A, 5%, 1/01/32 ........................................ 500,000 616,003
Revenue, 2019 A, 5%, 1/01/33 ........................................ 1,000,000 1,232,235
Revenue, 2019 B, 5%, 1/01/29 ........................................ 500,000 615,355
Revenue, 2019 B, 5%, 1/01/30 ........................................ 480,000 590,494
Revenue, 2019 B, 5%, 1/01/31 ........................................ 700,000 860,044
Revenue, 2019 B, 5%, 1/01/32 ........................................ 750,000 919,233
Revenue, 2019 B, 5%, 1/01/33 ........................................ 1,045,000 1,280,298
Revenue, 2019 B, 5%, 1/01/34 ........................................ 700,000 856,496
73,343,775
Hawaii 0.9%
State of Hawaii ,
GO, EO, 5%, 8/01/28 ............................................... 21,695,000 24,262,701
GO, EO, Pre-Refunded, 5%, 8/01/28 ................................... 3,305,000 3,709,284
Airports System, Revenue, 2020 A, 4%, 7/01/35 ........................... 4,420,000 5,222,648
33,194,633
Illinois 6.1%
Chicago O'Hare International Airport ,
Revenue, Senior Lien, 2020 C, Refunding, 4%, 1/01/35 ..................... 5,560,000 6,606,444
Chicago Park District ,
GO, 2020 F-2, Refunding, 5%, 1/01/32 .................................. 1,500,000 1,891,771
GO, 2020 F-2, Refunding, 5%, 1/01/33 .................................. 3,000,000 3,771,413
GO, 2020 F-2, Refunding, 4%, 1/01/34 .................................. 1,100,000 1,285,891
GO, 2020 F-2, Refunding, 5%, 1/01/35 .................................. 2,375,000 2,975,307
Chicago Transit Authority Capital Grant Receipts , Revenue , 2021 , Refunding , 5% ,
6/01/28 ......................................................... 1,750,000 2,182,245
City of Chicago ,
GO, 1999, NATL Insured, Zero Cpn., 1/01/31 ............................. 4,350,000 3,641,863
GO, 2003 B, Refunding, 5%, 1/01/26 ................................... 1,795,000 2,022,178
GO, 2020 A, Refunding, 5%, 1/01/28 ................................... 4,000,000 4,870,907
GO, 2020 A, Refunding, 5%, 1/01/29 ................................... 2,500,000 3,107,432
d
City of Galesburg ,
Knox College, Revenue, 2021 A, Refunding, 4%, 10/01/36 ................... 1,125,000 1,311,522
Knox College, Revenue, 2021 A, Refunding, 4%, 10/01/41 ................... 1,475,000 1,691,987
County of Cook ,
GO, A, Refunding, AGMC Insured, 5.25%, 11/15/22 ........................ 12,395,000 12,426,413
Sales Tax, Revenue, 2021 A, Refunding, 5%, 11/15/38 ...................... 2,350,000 2,998,910
Sales Tax, Revenue, 2021 A, Refunding, 4%, 11/15/39 ...................... 3,000,000 3,561,476
Sales Tax, Revenue, 2021 A, Refunding, 4%, 11/15/40 ...................... 2,500,000 2,962,669
b
Illinois Development Finance Authority , Waste Management, Inc. , Revenue , 2019 ,
Mandatory Put , 0.4% , 11/01/22 ....................................... 5,000,000 4,999,948
Illinois Finance Authority ,
Carle Foundation Obligated Group (The), Revenue, 2021 A, Refunding, 4%, 8/15/40 4,300,000 5,156,915
Carle Foundation Obligated Group (The), Revenue, 2021 A, Refunding, 4%, 8/15/41 16,855,000 20,162,746
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/28 ......... 1,065,000 1,223,923
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/29 ......... 1,100,000 1,276,389
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/30 ......... 1,310,000 1,517,207
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/31 ......... 1,095,000 1,261,640
Northwestern University, Revenue, 2015, 5%, 12/01/28 ..................... 1,675,000 2,134,781

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Metropolitan Pier & Exposition Authority ,
c
Revenue, 2022 A, Refunding, 3%, 6/15/25 ............................... $ 2,000,000 $ 2,117,151
Revenue, B, Pre-Refunded, 5%, 6/15/23 ................................ 600,000 615,175
Northern Illinois University ,
Revenue, 2021, BAM Insured, 4%, 10/01/41 ............................. 400,000 471,216
Revenue, 2021, BAM Insured, 4%, 10/01/43 ............................. 2,075,000 2,433,050
Railsplitter Tobacco Settlement Authority , Revenue , 2017 , 5% , 6/01/26 ...........
3,500,000 4,141,170
State of Illinois ,
GO, 2013 A, AGMC Insured, 5%, 4/01/25 ................................ 18,000,000 19,134,965
GO, 2014, AGMC Insured, 5%, 2/01/26 ................................. 5,650,000 6,199,061
GO, 2016, Refunding, 5%, 2/01/26 ..................................... 1,000,000 1,166,421
GO, 2016, Refunding, 5%, 2/01/28 ..................................... 3,015,000 3,597,872
GO, 2016, Refunding, 5%, 2/01/29 ..................................... 2,250,000 2,671,409
GO, 2017 C, 5%, 11/01/29 ........................................... 5,675,000 6,819,928
GO, 2017 D, 3.25%, 11/01/26 ......................................... 750,000 827,680
GO, 2017 D, 5%, 11/01/27 ........................................... 1,500,000 1,815,204
GO, 2018 A, Refunding, 5%, 10/01/28 .................................. 1,500,000 1,848,927
GO, 2018 A, Refunding, 5%, 10/01/29 .................................. 1,125,000 1,382,140
GO, 2018 B, Refunding, 5%, 10/01/31 .................................. 1,875,000 2,285,072
GO, 2018 B, Refunding, 5%, 10/01/32 .................................. 1,120,000 1,362,308
GO, 2019 B, 5%, 11/01/30 ........................................... 1,125,000 1,405,252
GO, 2019 B, 4%, 11/01/38 ........................................... 1,030,000 1,181,546
GO, 2020, 5.5%, 5/01/30 ............................................ 6,550,000 8,559,326
GO, 2020, 5.5%, 5/01/39 ............................................ 3,700,000 4,727,778
GO, 2020 C, 4%, 10/01/37 ........................................... 8,170,000 9,518,530
GO, 2021 A, 5%, 3/01/46 ............................................ 2,000,000 2,483,828
Sales Tax, Revenue, 2021 A, 4%, 6/15/25 ............................... 5,000,000 5,570,878
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/26 ............. 2,500,000 2,951,724
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/27 ............. 6,000,000 7,259,455
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/28 ............. 5,000,000 6,171,673
University of Illinois ,
Auxiliary Facilities System, Revenue, 2021 A, Refunding, 5%, 4/01/29 .......... 11,000,000 13,956,008
Auxiliary Facilities System, Revenue, 2021 A, Refunding, 5%, 4/01/30 .......... 8,000,000 10,356,820
e
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020 A , Refunding , 3.5% , 12/01/32 ...... 6,400,000 6,584,392
234,657,936
Indiana 1.1%
e
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 B , 4.75% , 8/01/24 1,560,000 1,561,567
Indiana Finance Authority ,
c
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/26 .. 1,065,000 1,110,732
c
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/27 .. 1,150,000 1,205,296
c
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/28 .. 1,235,000 1,298,150
c
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/29 .. 1,330,000 1,398,977
c
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/30 .. 1,425,000 1,500,966
Indianapolis Power & Light Co., Revenue, 2021 A, Refunding, 1.4%, 8/01/29 ..... 3,000,000 2,984,527
State Revolving Fund, Revenue, 2018 A, 5%, 2/01/35 ...................... 9,795,000 12,152,647
Indianapolis Local Public Improvement Bond Bank , Revenue , 2021 A , Refunding ,
AGMC Insured , 4% , 6/01/41 .......................................... 15,265,000 18,158,752
41,371,614
Iowa 0.8%
Iowa Higher Education Loan Authority ,
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/31 . 1,800,000 2,286,944
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/32 . 1,920,000 2,432,216
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/33 . 2,030,000 2,567,200
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/34 . 2,135,000 2,694,413

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Iowa (continued)
Iowa Higher Education Loan Authority, (continued)
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/35 . $ 1,250,000 $ 1,572,963
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/36 . 2,470,000 3,102,905
Des Moines University Osteopathic Medical Center, Revenue, 2020, 5%, 10/01/37 . 2,595,000 3,252,638
Iowa Tobacco Settlement Authority ,
Revenue, 2021 A-2, 1, Refunding, 4%, 6/01/49 ............................ 8,500,000 9,852,241
Revenue, 2021 B-1, 2, Refunding, 4%, 6/01/49 ........................... 1,500,000 1,733,011
29,494,531
Kansas 0.2%
State of Kansas , Department of Transportation , Revenue , 2014 A , 5% , 9/01/28 .....
8,000,000 8,996,866
Kentucky 0.9%
Eastern Kentucky University ,
Revenue, 2021 A, Refunding, 4%, 10/01/29 .............................. 1,355,000 1,612,115
Revenue, 2021 A, Refunding, 4%, 10/01/30 .............................. 1,410,000 1,697,877
Revenue, 2021 A, Refunding, 4%, 10/01/31 .............................. 1,470,000 1,789,842
Kentucky Economic Development Finance Authority , CommonSpirit Health Obligated
Group , Revenue , 2019 A-1 , Refunding , 5% , 8/01/34 ........................ 1,000,000 1,258,648
Kentucky Municipal Power Agency ,
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/34 .................... 1,500,000 1,796,933
Revenue, 2019 A, Refunding, 5%, 9/01/31 ............................... 1,500,000 1,838,307
Revenue, 2019 A, Refunding, 5%, 9/01/32 ............................... 1,600,000 1,957,257
Revenue, 2019 A, Refunding, 5%, 9/01/33 ............................... 1,000,000 1,219,456
Kentucky State Property & Building Commission , Kentucky Finance and Administration
Cabinet , Revenue , BAM Insured , 5% , 5/01/32 ............................ 2,000,000 2,466,722
Kentucky Turnpike Authority ,
Kentucky Transportation Cabinet, Revenue, B, Refunding, 5%, 7/01/26 ......... 2,570,000 3,062,178
Kentucky Transportation Cabinet, Revenue, B, Refunding, 5%, 7/01/28 ......... 3,000,000 3,656,099
Paducah Electric Plant Board ,
Revenue, 2016 A, Refunding, AGMC Insured, 5%, 10/01/29 .................. 5,500,000 6,578,016
Revenue, 2016 A, Refunding, AGMC Insured, 5%, 10/01/31 .................. 5,500,000 6,578,180
35,511,630
Louisiana 2.7%
East Baton Rouge Sewerage Commission ,
Revenue, 2019 A, Refunding, 4%, 2/01/35 ............................... 1,310,000 1,557,321
Revenue, 2019 A, Refunding, 4%, 2/01/36 ............................... 2,000,000 2,373,894
Revenue, 2019 B, Refunding, 5%, 2/01/32 ............................... 2,000,000 2,722,630
Jefferson Sales Tax District , Revenue , 2019 B , AGMC Insured , 4% , 12/01/36 .......
7,000,000 8,394,550
Lafayette Consolidated Government ,
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/25 ................... 2,400,000 2,802,442
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/27 ................... 3,500,000 4,077,880
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/29 ................... 4,685,000 5,451,743
e
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
City of New Orleans, Revenue, 144A, 2021, 4%, 11/01/46 ................... 10,000,000 10,907,656
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 3.5%, 12/01/32 ......................................... 1,960,000 2,007,768
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 3.75%, 10/01/38 4,592,712 4,681,625
Patriot Services Group Obligated Group, Revenue, 144A, 2021 B, 5.25%, 10/01/32 5,350,000 5,397,867
Louisiana Public Facilities Authority ,
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/29 ........................................................ 10,000 11,838
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, 5%, 5/15/29 ....... 1,240,000 1,456,770
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/30 ........................................................ 5,000 5,919

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority, (continued)
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, 5%, 5/15/30 ....... $ 995,000 $ 1,165,432
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/32 ........................................................ 15,000 17,757
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, 5%, 5/15/32 ....... 1,485,000 1,732,547
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/28 1,000,000 1,217,565
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/29 2,000,000 2,422,533
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/30 2,250,000 2,712,879
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/31 1,745,000 2,097,789
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/32 1,750,000 2,100,093
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/33 2,000,000 2,392,529
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/36 ................. 4,750,000 6,050,568
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/37 ................. 2,000,000 2,542,158
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/38 ................. 3,120,000 3,958,979
b
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-2 , Refunding ,
Mandatory Put , 2.375% , 7/01/26 ...................................... 2,500,000 2,638,550
Port New Orleans Board of Commissioners ,
Revenue, 2020 E, 5%, 4/01/35 ........................................ 1,000,000 1,240,335
Revenue, 2020 E, 5%, 4/01/36 ........................................ 1,495,000 1,850,189
Revenue, 2020 E, 5%, 4/01/37 ........................................ 1,065,000 1,315,222
Revenue, 2020 E, 5%, 4/01/38 ........................................ 1,000,000 1,232,848
Revenue, 2020 E, 5%, 4/01/39 ........................................ 2,750,000 3,383,915
State of Louisiana , GO , 2014 C , Refunding , 5% , 8/01/25 ......................
10,000,000 11,217,035
103,138,826
Maine 0.2%
Maine Health & Higher Educational Facilities Authority ,
MaineHealth Obligated Group, Revenue, 2020 A, 5%, 7/01/35 ................ 1,000,000 1,288,707
MaineHealth Obligated Group, Revenue, 2020 A, 4%, 7/01/36 ................ 1,000,000 1,187,972
MaineHealth Obligated Group, Revenue, 2020 A, 4%, 7/01/37 ................ 1,150,000 1,363,099
MaineHealth Obligated Group, Revenue, 2020 A, 4%, 7/01/38 ................ 2,690,000 3,182,735
7,022,513
Maryland 2.4%
City of Baltimore ,
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/29 ..................... 1,000,000 1,204,144
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/30 ..................... 2,940,000 3,538,646
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/31 ..................... 2,085,000 2,509,941
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/32 ..................... 3,240,000 3,901,400
Wastewater Utility Fund, Revenue, 2017 C, Refunding, 5%, 7/01/30 ............ 6,450,000 7,763,355
Wastewater Utility Fund, Revenue, 2017 C, Refunding, 5%, 7/01/32 ............ 5,905,000 7,110,422
Wastewater Utility Fund, Revenue, Senior Lien, D, Refunding, 5%, 7/01/28 ...... 2,790,000 3,161,836
Wastewater Utility Fund, Revenue, Senior Lien, D, Refunding, 5%, 7/01/29 ...... 5,835,000 6,603,626
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/29 ......................... 1,320,000 1,589,470
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/30 ......................... 1,785,000 2,147,479
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/31 ......................... 3,765,000 4,532,340
Water Utility Fund, Revenue, 2017 A, 5%, 7/01/32 ......................... 4,000,000 4,816,544
County of Anne Arundel , GO , 2015 , 5% , 4/01/29 ............................
7,495,000 8,595,626
Maryland Community Development Administration , Residential , Revenue , 2019 B ,
Refunding , 3% , 9/01/34 ............................................. 5,000,000 5,357,286
Maryland Health & Higher Educational Facilities Authority ,
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 3.25%, 7/01/39 500,000 550,961
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/40 .. 300,000 354,165
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/30 ............................................ 8,520,000 10,354,045
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/31 ............................................ 7,415,000 8,994,758

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Town of Chestertown ,
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/28 ............... $ 1,000,000 $ 1,221,920
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/29 ............... 1,340,000 1,662,424
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/30 ............... 2,810,000 3,533,807
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/31 ............... 1,480,000 1,889,908
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/32 ............... 1,550,000 1,967,233
93,361,336
Massachusetts 3.8%
Commonwealth of Massachusetts ,
GO, A, Refunding, 5%, 7/01/28 ....................................... 7,500,000 8,665,773
GO, A, Refunding, 5%, 7/01/29 ....................................... 6,000,000 6,933,275
d
Massachusetts Clean Energy Cooperative Corp. ,
Revenue, 2021, Refunding, 2.135%, 7/01/29 ............................. 5,000,000 5,024,799
Revenue, 2021, Refunding, 2.235%, 7/01/30 ............................. 6,420,000 6,462,524
Massachusetts Clean Water Trust (The) ,
Revenue, 17 A, 5%, 2/01/24 .......................................... 9,380,000 9,899,437
Revenue, 17 A, 5%, 2/01/25 .......................................... 9,750,000 10,289,927
Revenue, 2014, Refunding, 5%, 8/01/26 ................................. 10,650,000 12,824,059
Massachusetts Development Finance Agency ,
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/30 ....................................................... 150,000 195,571
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/31 ....................................................... 475,000 617,064
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/32 ....................................................... 450,000 583,289
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/33 ....................................................... 525,000 679,345
Wellforce Obligated Group, Revenue, 2020 C, Refunding, AGMC Insured, 5%,
10/01/34 ....................................................... 450,000 581,089
Massachusetts Port Authority ,
Revenue, 2019 C, 5%, 7/01/32 ........................................ 4,220,000 5,284,068
Revenue, 2019 C, 5%, 7/01/33 ........................................ 4,430,000 5,538,283
Revenue, 2019 C, 5%, 7/01/34 ........................................ 9,280,000 11,581,878
Massachusetts School Building Authority ,
Revenue, 2012 B, Pre-Refunded, 5%, 8/15/27 ............................ 235,000 242,839
Revenue, 2012 B, Pre-Refunded, 5%, 8/15/27 ............................ 5,765,000 5,961,471
Revenue, Senior Lien, 2012 A, Pre-Refunded, 5%, 8/15/25 ................... 10,975,000 11,348,350
Revenue, Senior Lien, 2012 A, Pre-Refunded, 5%, 8/15/26 ................... 495,000 511,511
Massachusetts Transportation Trust Fund , Metropolitan Highway System , Revenue,
Senior Lien , 2019 A , Refunding , 5% , 1/01/35 ............................. 7,000,000 8,705,651
Massachusetts Water Resources Authority , Revenue , C , Refunding , 5% , 8/01/32 ....
13,920,000 17,129,674
University of Massachusetts Building Authority ,
Revenue, 2017-3, Refunding, 5%, 11/01/31 .............................. 10,035,000 12,469,388
Revenue, 2017-3, Refunding, 5%, 11/01/32 .............................. 5,000,000 6,203,625
147,732,890
Michigan 2.0%
Lansing Board of Water & Light , Revenue , 2019 A , 5% , 7/01/36 .................
4,645,000 5,907,857
Lansing School District ,
GO, 2016 I, 5%, 5/01/30 ............................................. 1,860,000 2,204,245
GO, 2016 I, 5%, 5/01/31 ............................................. 2,010,000 2,380,082
GO, 2016 I, 5%, 5/01/32 ............................................. 2,310,000 2,733,110
Michigan Finance Authority ,
Clean Water Revolving Fund, Revenue, 2012, Pre-Refunded, 5%, 10/01/24 ...... 12,000,000 12,481,200
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/35 ... 1,000,000 1,197,588
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, Refunding, 5%, 12/01/34 8,200,000 9,718,117

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group, Revenue, 1999 B-3, 4%, 11/15/31 ............. $ 5,100,000 $ 5,989,438
Michigan Finance Authority, Revenue, 2008 C, 5%, 12/01/32 ................. 1,115,000 1,375,183
Michigan Finance Authority, Revenue, 2008 C, Pre-Refunded, 5%, 12/01/32 ...... 135,000 167,582
Trinity Health Corp. Obligated Group, Revenue, 2008 C, Refunding, 5%, 12/01/31 . 2,700,000 3,331,315
Trinity Health Corp. Obligated Group, Revenue, 2012 MI, Refunding, 5%, 12/01/24 8,000,000 8,191,657
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 3% , 10/01/39 ..
3,500,000 3,723,766
b
Michigan Strategic Fund , Consumers Energy Co. , Revenue , 2005 , Mandatory Put ,
0.875% , 10/08/26 .................................................. 5,000,000 4,993,926
e
Wayne County Airport Authority , Detroit Metropolitan Wayne County Airport , Revenue ,
144A, 2017 E , Refunding , 4% , 12/01/27 ................................. 10,785,000 12,605,537
77,000,603
Mississippi 0.3%
Mississippi Home Corp. ,
e
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 4%, 6/01/46 .. 8,143,623 8,030,330
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
3.65%, 6/01/33 .................................................. 101,412 101,901
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
4.15%, 6/01/46 .................................................. 400,000 401,886
e
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 144A,
2021 E-8, 5.5%, 6/01/36 ........................................... 2,540,000 2,555,330
11,089,447
Missouri 1.1%
Health & Educational Facilities Authority of the State of Missouri , Mercy Health ,
Revenue , 2018 A , Refunding , 5% , 6/01/31 ............................... 12,500,000 15,626,909
Missouri Joint Municipal Electric Utility Commission ,
Revenue, 2014 A, Refunding, 5%, 1/01/27 ............................... 3,250,000 3,668,992
Revenue, 2014 A, Refunding, 5%, 1/01/28 ............................... 4,500,000 5,070,471
Revenue, 2014 A, Refunding, 5%, 1/01/29 ............................... 4,045,000 4,559,994
Southeast Missouri State University ,
Revenue, 2020, Refunding, 4%, 4/01/33 ................................. 2,745,000 3,170,903
Revenue, 2020, Refunding, 4%, 4/01/34 ................................. 2,180,000 2,513,809
Revenue, 2020, Refunding, 4%, 4/01/35 ................................. 1,575,000 1,812,889
Revenue, 2020, Refunding, 4%, 4/01/36 ................................. 3,205,000 3,680,708
Revenue, 2020, Refunding, 4%, 4/01/37 ................................. 2,000,000 2,291,847
42,396,522
Nebraska 0.1%
Nebraska Public Power District , Revenue , 2021 C , Refunding , 5% , 1/01/24 ........
4,500,000 4,936,221
Nevada 0.2%
Washoe County School District , GO , 2012 A , Refunding , 5% , 6/01/25 ............
6,130,000 6,274,051
New Hampshire 0.2%
City of Manchester , General Airport , Revenue , 2012 A , Refunding , AGMC Insured , 5% ,
1/01/25 ......................................................... 7,930,000 7,959,539
New Jersey 5.6%
County of Hudson ,
Hudson County Improvement Authority, Revenue, 2010, Refunding, AGMC Insured,
5.375%, 10/01/22 ................................................ 5,220,000 5,441,972
Hudson County Improvement Authority, Revenue, 2010, Refunding, AGMC Insured,
5.375%, 10/01/23 ................................................ 5,375,000 5,864,477
Hudson County Improvement Authority, Revenue, 2010, Refunding, AGMC Insured,
5.375%, 10/01/24 ................................................ 2,050,000 2,332,756

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Economic Development Authority ,
Revenue, 1997 A, NATL Insured, 7.425%, 2/15/29 ......................... $ 12,675,000 $ 16,131,745
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 5%, 6/15/39 1,000,000 1,234,837
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/34 .... 5,000,000 5,910,975
New Jersey Educational Facilities Authority ,
State of New Jersey, Revenue, 2016 B, 5%, 9/01/36 ....................... 5,000,000 5,841,127
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/32 ............... 420,000 533,972
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/33 ............... 680,000 863,015
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/34 ............... 545,000 690,372
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/35 ............... 565,000 714,047
New Jersey Health Care Facilities Financing Authority ,
Inspira Health Obligated Group, Revenue, 2017 A, 5%, 7/01/30 ............... 900,000 1,094,283
Inspira Health Obligated Group, Revenue, 2017 A, 5%, 7/01/31 ............... 1,080,000 1,311,399
New Jersey Higher Education Student Assistance Authority ,
Revenue, Senior Lien, 2020 A, Refunding, 3.5%, 12/01/39 ................... 4,300,000 4,566,369
Revenue, Senior Lien, 2020 B, 3.5%, 12/01/39 ............................ 2,000,000 2,123,893
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006 A, AGMC Insured, 5.5%, 12/15/22 ......................... 36,465,000 38,429,729
Revenue, 2012 AA, AGMC Insured, 5%, 6/15/26 .......................... 26,650,000 27,331,323
Revenue, 2020 AA, 4%, 6/15/35 ....................................... 2,000,000 2,344,820
Revenue, 2020 AA, 4%, 6/15/36 ....................................... 4,000,000 4,674,691
c
Revenue, 2022 A, 4%, 6/15/40 ........................................ 10,000,000 11,559,156
c
Revenue, 2022 A, 4%, 6/15/42 ........................................ 7,000,000 8,040,266
New Jersey Turnpike Authority , Revenue , 2021 A , 4% , 1/01/42 .................
1,800,000 2,146,763
Newark Board of Education ,
GO, 2021, Refunding, BAM Insured, 5%, 7/15/26 .......................... 275,000 326,388
GO, 2021, Refunding, BAM Insured, 5%, 7/15/27 .......................... 330,000 401,006
GO, 2021, Refunding, BAM Insured, 5%, 7/15/28 .......................... 325,000 404,548
GO, 2021, Refunding, BAM Insured, 5%, 7/15/29 .......................... 320,000 406,775
GO, 2021, Refunding, BAM Insured, 5%, 7/15/30 .......................... 200,000 259,309
GO, 2021, Refunding, BAM Insured, 5%, 7/15/31 .......................... 400,000 529,171
GO, 2021, Refunding, BAM Insured, 5%, 7/15/32 .......................... 430,000 567,344
Rutgers The State University of New Jersey ,
Revenue, 2013 J, Pre-Refunded, 5%, 5/01/26 ............................ 5,000,000 5,337,413
Revenue, 2013 J, Pre-Refunded, 5%, 5/01/27 ............................ 16,100,000 17,186,470
State of New Jersey ,
GO, 2020 A, 4%, 6/01/31 ............................................ 7,000,000 8,617,039
GO, 2020 A, 3%, 6/01/32 ............................................ 20,870,000 23,791,199
GO, 2020 A, 4%, 6/01/32 ............................................ 6,130,000 7,626,757
214,635,406
New Mexico 0.3%
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 A , Refunding ,
2.15% , 4/01/33 ................................................... 13,500,000 13,417,696
New York 10.1%
City of New York ,
GO, 2013 D, 5%, 8/01/27 ............................................ 10,000,000 10,545,313
GO, 2013 I, 5%, 8/01/24 ............................................. 10,200,000 10,991,194
GO, 2014 G, 5%, 8/01/22 ............................................ 8,000,000 8,258,107
GO, 2014 G, 5%, 8/01/23 ............................................ 6,860,000 7,402,889
GO, 2015 C, Refunding, 5%, 8/01/25 ................................... 2,000,000 2,284,239
GO, 2015 C, Refunding, 5%, 8/01/26 ................................... 10,000,000 11,404,224
GO, 2015 C, Refunding, 5%, 8/01/27 ................................... 7,500,000 8,543,001
GO, 2019 E, Refunding, 5%, 8/01/32 ................................... 2,000,000 2,506,993
GO, 2019 E, Refunding, 5%, 8/01/34 ................................... 3,500,000 4,370,774
GO, 2021 C, 4%, 8/01/36 ............................................ 5,000,000 5,997,449

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
City of New York, (continued)
GO, A-1 2017 A, 5%, 8/01/29 ......................................... $ 10,000,000 $ 11,929,297
County of Nassau ,
GO, 2021 A, AGMC Insured, 4%, 4/01/48 ................................ 7,140,000 8,401,023
GO, 2021 A, AGMC Insured, 4%, 4/01/49 ................................ 7,960,000 9,340,705
Erie County Industrial Development Agency (The) ,
Buffalo City School District, Revenue, 2012 A, Refunding, 5%, 5/01/23 .......... 6,235,000 6,358,292
Buffalo City School District, Revenue, 2012 A, Refunding, 5%, 5/01/24 .......... 8,000,000 8,160,045
Long Island Power Authority , Revenue , 2012 B , 5% , 9/01/26 ...................
5,000,000 5,177,878
Metropolitan Transportation Authority ,
Revenue, 2012 F, Refunding, 5%, 11/15/25 .............................. 25,000,000 26,090,738
Revenue, 2013 A, Pre-Refunded, 5%, 11/15/27 ........................... 3,500,000 3,740,554
b
Revenue, 2015 A-2, Mandatory Put, 5%, 5/15/30 .......................... 7,000,000 8,917,650
Revenue, 2016 A-2, Refunding, 5%, 11/15/25 ............................. 21,090,000 24,512,951
Revenue, 2016 B, Refunding, 5%, 11/15/34 .............................. 3,265,000 3,811,082
Revenue, 2017 B, Refunding, 5%, 11/15/26 .............................. 2,140,000 2,552,974
Revenue, 2017 C-1, Refunding, 5%, 11/15/31 ............................ 1,870,000 2,261,945
Revenue, 2017 C-1, Refunding, 4%, 11/15/37 ............................ 2,500,000 2,818,192
Revenue, 2019 D-1, 5%, 9/01/22 ...................................... 10,000,000 10,348,946
Revenue, 2020 A-1, AGMC Insured, 4%, 11/15/41 ......................... 6,045,000 7,115,536
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/27 1,000,000 1,207,147
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/28 1,000,000 1,237,815
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/29 1,500,000 1,900,120
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 3%, 1/01/46 10,000,000 10,523,146
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 3%, 3/01/36 .. 2,500,000 2,711,742
New York City Transitional Finance Authority ,
Future Tax Secured, Revenue, 2014 D-1, 5%, 2/01/27 ...................... 8,740,000 9,585,701
Future Tax Secured, Revenue, 2014 D-1, 5%, 2/01/28 ...................... 5,000,000 5,482,671
Future Tax Secured, Revenue, 2020 C, 4%, 5/01/37 ........................ 1,400,000 1,682,895
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27
2,340,000 2,317,176
New York State Dormitory Authority ,
Revenue, 2009 A, AGMC Insured, 5%, 10/01/24 ........................... 220,000 220,865
City University of New York (The), Revenue, 2005 A, NATL Insured, 5.5%, 7/01/23 . 7,915,000 8,573,551
Northwell Health Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/01/29 .... 10,000,000 11,407,718
State of New York Personal Income Tax, Revenue, 2012 A, Refunding, 5%, 12/15/27 10,000,000 10,492,252
State of New York Personal Income Tax, Revenue, 2014 E, Refunding, 5%, 2/15/30 5,000,000 5,694,272
State of New York Personal Income Tax, Revenue, 2015 A, Refunding, 5%, 3/15/28 7,185,000 8,218,500
State of New York Personal Income Tax, Revenue, 2018 A, Pre-Refunded, 5%,
3/15/32 ........................................................ 5,000 6,338
State of New York Personal Income Tax, Revenue, 2018 A, 5%, 3/15/32 ......... 9,995,000 12,593,434
State of New York Personal Income Tax, Revenue, 2019 D, Refunding, 4%, 2/15/36 10,900,000 12,965,785
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/32 ........ 10,000,000 12,629,669
State University Construction Fund, Revenue, 2012 A, 5%, 5/15/24 ............ 7,000,000 7,153,118
New York State Urban Development Corp. ,
State of New York Personal Income Tax, Revenue, 2013 D, 5%, 3/15/24 ......... 10,000,000 10,615,570
State of New York Personal Income Tax, Revenue, 2020 A, 5%, 3/15/41 ......... 5,000,000 6,417,542
New York Transportation Development Corp. ,
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/34 ... 450,000 568,913
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/35 ... 400,000 503,910
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/36 ... 200,000 251,388
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/33 ... 1,200,000 1,528,424
Port Authority of New York & New Jersey ,
Revenue, 2014, 5%, 9/01/34 ......................................... 2,500,000 3,117,453
Revenue, 2014, 5%, 9/01/35 ......................................... 20,000 24,873
Revenue, 2018, 5%, 11/01/39 ........................................ 3,000,000 3,711,611

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Port Authority of New York & New Jersey, (continued)
Revenue, 221, 4%, 7/15/36 .......................................... $ 2,180,000 $ 2,578,049
Triborough Bridge & Tunnel Authority , Revenue , B , Refunding , 5% , 11/15/30 .......
8,960,000 10,905,339
Troy Capital Resource Corp. ,
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/28 ...... 1,300,000 1,617,128
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/30 ...... 2,900,000 3,755,504
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/34 ...... 4,175,000 5,361,657
391,403,267
North Carolina 0.5%
City of Charlotte , Water & Sewer System , Revenue , 2015 , Refunding , 5% , 7/01/27 ..
10,000,000 11,567,139
County of Buncombe , Revenue , A , 5% , 6/01/28 .............................
5,000,000 5,563,483
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien, 2020 A, 5%, 6/01/25 .............................. 125,000 141,170
Revenue, Senior Lien, 2020 A, 5%, 6/01/26 .............................. 300,000 347,190
Revenue, Senior Lien, 2020 A, 5%, 6/01/27 .............................. 450,000 531,476
Revenue, Senior Lien, 2020 A, 5%, 6/01/28 .............................. 500,000 600,530
Revenue, Senior Lien, 2020 A, 5%, 6/01/29 .............................. 350,000 426,222
Revenue, Senior Lien, 2020 A, 3.125%, 6/01/39 ........................... 870,000 883,688
20,060,898
North Dakota 0.2%
City of Grand Forks ,
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/29 .. 1,600,000 2,024,947
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/30 .. 1,600,000 2,058,391
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/31 .. 1,300,000 1,697,561
5,780,899
Ohio 4.8%
American Municipal Power, Inc. , Revenue , 2019 B , Refunding , 5% , 2/15/35 ........
31,270,000 39,884,926
Buckeye Tobacco Settlement Financing Authority ,
Revenue, Senior Lien, 2020 A-1, 1, Refunding, 2%, 6/01/27 .................. 1,475,000 1,478,195
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 4%, 6/01/48 .................. 7,000,000 7,919,340
City of Akron ,
Community Learning Center, Revenue, 2012 A, Refunding, 5%, 12/01/24 ........ 5,265,000 5,390,598
Community Learning Center, Revenue, 2012 A, Refunding, 5%, 12/01/25 ........ 6,645,000 6,803,518
Community Learning Center, Revenue, 2012 A, Refunding, 5%, 12/01/26 ........ 8,240,000 8,436,568
City of Cincinnati ,
GO, 2014 A, Pre-Refunded, 5%, 12/01/25 ............................... 2,000,000 2,048,219
GO, 2014 A, Pre-Refunded, 5%, 12/01/27 ............................... 2,000,000 2,048,219
GO, 2014 A, Pre-Refunded, 5%, 12/01/28 ............................... 2,350,000 2,406,658
City of Toledo ,
Water System, Revenue, 2013, Refunding, 5%, 11/15/25 .................... 4,000,000 4,266,197
Water System, Revenue, 2013, Refunding, 5%, 11/15/26 .................... 6,140,000 6,544,900
Water System, Revenue, 2013, Refunding, 5%, 11/15/27 .................... 6,450,000 6,871,445
Water System, Revenue, 2013, Refunding, 5%, 11/15/28 .................... 6,570,000 6,999,286
County of Hamilton ,
Sewer System, Revenue, 2013 A, Refunding, 5%, 12/01/24 .................. 2,500,000 2,731,990
Sewer System, Revenue, 2013 A, Refunding, 5%, 12/01/25 .................. 2,400,000 2,621,701
Sewer System, Revenue, 2013 A, Refunding, 5%, 12/01/26 .................. 4,000,000 4,363,616
Sewer System, Revenue, 2013 A, Refunding, 5%, 12/01/27 .................. 5,000,000 5,451,372
Sewer System, Revenue, 2013 A, Refunding, 5%, 12/01/28 .................. 3,000,000 3,269,565
Kent State University ,
Revenue, 2012 A, Pre-Refunded, 5%, 5/01/23 ............................ 1,200,000 1,224,108
Revenue, 2012 A, Pre-Refunded, 5%, 5/01/24 ............................ 1,500,000 1,530,136
Revenue, 2012 A, Pre-Refunded, 5%, 5/01/25 ............................ 1,500,000 1,530,135

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Kent State University, (continued)
Revenue, 2012 A, Pre-Refunded, 5%, 5/01/26 ............................ $ 1,600,000 $ 1,632,145
Ohio Turnpike & Infrastructure Commission , Revenue , 1998 A , Refunding , NATL
Insured , 5.5% , 2/15/24 .............................................. 10,000,000 10,631,911
Ohio Water Development Authority ,
Revenue, 2019, 5%, 12/01/36 ........................................ 5,650,000 7,326,342
Water Pollution Control Loan Fund, Revenue, 2017 A, 5%, 12/01/31 ............ 10,000,000 12,256,559
State of Ohio ,
GO, R, Pre-Refunded, 5%, 5/01/26 .................................... 11,000,000 12,223,539
GO, R, Pre-Refunded, 5%, 5/01/27 .................................... 5,000,000 5,556,154
GO, R, Pre-Refunded, 5%, 5/01/28 .................................... 9,100,000 10,112,200
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 5%, 11/15/35 1,000,000 1,250,232
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/36 905,000 1,043,687
185,853,461
Oregon 3.5%
City of Portland , Water System , Revenue, Second Lien , 2013 A , Refunding , 5% ,
10/01/25 ........................................................ 5,000,000 5,307,723
Clackamas County School District No. 12 North Clackamas , GO , B , 5% , 6/15/32 ....
3,725,000 4,549,960
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/35 ...
5,240,000 6,637,844
Hillsboro School District No. 1J ,
GO, 2020, 4%, 6/15/35 ............................................. 1,250,000 1,517,995
GO, 2020, 4%, 6/15/36 ............................................. 2,605,000 3,156,947
GO, 2020, 4%, 6/15/37 ............................................. 4,370,000 5,284,030
GO, 2020, 4%, 6/15/38 ............................................. 4,575,000 5,521,978
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/34 1,100,000 1,419,589
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/35 800,000 1,030,863
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/36 1,300,000 1,669,619
Oregon State Facilities Authority ,
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/25 ....................................................... 425,000 493,022
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/26 ....................................................... 150,000 179,255
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/28 ....................................................... 325,000 406,707
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/29 ....................................................... 600,000 764,778
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/35 ....................................................... 275,000 348,360
Willamette University, Revenue, 2021 A, Refunding, 4%, 10/01/51 ............. 2,000,000 2,279,857
Port of Portland ,
Airport, Revenue, Twenty-Seven A, 5%, 7/01/34 ........................... 9,110,000 11,539,983
Airport, Revenue, Twenty-Seven A, 5%, 7/01/35 ........................... 6,565,000 8,302,833
Salem Hospital Facility Authority ,
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/33 ....... 9,440,000 11,933,380
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/34 ....... 3,780,000 4,770,638
Salem Health Obligated Group, Revenue, 2019 A, Refunding, 5%, 5/15/35 ....... 9,010,000 11,354,018
State of Oregon ,
Department of Transportation, Revenue, Senior Lien, 2014 A, Pre-Refunded, 5%,
11/15/27 ....................................................... 3,000,000 3,409,323
Department of Transportation, Revenue, Senior Lien, 2014 A, Pre-Refunded, 5%,
11/15/28 ....................................................... 3,500,000 3,977,544
Department of Transportation, Revenue, Sub. Lien, 2019 A, Refunding, 4%, 11/15/42 16,000,000 19,012,782
Washington & Multnomah Counties School District No. 48J Beaverton ,
GO, B, Pre-Refunded, 5%, 6/15/27 ..................................... 5,000,000 5,591,083
GO, B, Pre-Refunded, 5%, 6/15/28 ..................................... 5,000,000 5,591,084

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Washington & Multnomah Counties School District No. 48J Beaverton, (continued)
GO, B, Pre-Refunded, 5%, 6/15/29 ..................................... $ 7,500,000 $ 8,386,625
134,437,820
Pennsylvania 3.1%
Allegheny County Hospital Development Authority , UPMC Obligated Group , Revenue ,
2019 A , Refunding , 5% , 7/15/34 ....................................... 5,000,000 6,307,251
c
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 2022, Refunding, 5%, 5/01/28 ................................. 600,000 718,180
Revenue, 2022, Refunding, 5%, 5/01/29 ................................. 600,000 730,676
Revenue, 2022, Refunding, 5%, 5/01/30 ................................. 700,000 865,007
Revenue, 2022, Refunding, 5%, 5/01/31 ................................. 675,000 847,098
City of Philadelphia ,
Water & Wastewater, Revenue, 2017 B, Refunding, 5%, 11/01/31 .............. 5,750,000 7,070,180
Water & Wastewater, Revenue, 2020 A, Refunding, 5%, 11/01/36 .............. 1,000,000 1,303,390
Water & Wastewater, Revenue, 2020 A, Refunding, 5%, 11/01/37 .............. 1,500,000 1,950,646
Water & Wastewater, Revenue, 2020 A, Refunding, 5%, 11/01/38 .............. 2,000,000 2,596,140
Commonwealth of Pennsylvania , GO, Second Series , 2013 , 5% , 10/15/26 .........
13,375,000 14,545,449
Delaware Valley Regional Finance Authority , Revenue , 1998 A , AMBAC Insured , 5.5% ,
8/01/28 ......................................................... 7,000,000 8,961,527
Lancaster County Solid Waste Management Authority ,
Revenue, 2013 A, 5.25%, 12/15/25 .................................... 5,345,000 5,885,382
Revenue, 2013 A, 5.25%, 12/15/26 .................................... 5,835,000 6,421,146
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/33 ..................... 2,100,000 2,696,617
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/34 ..................... 1,750,000 2,243,238
UPMC Obligated Group, Revenue, 2020 A, 5%, 4/15/35 ..................... 1,450,000 1,855,439
UPMC Obligated Group, Revenue, 2020 A, 4%, 4/15/38 ..................... 3,245,000 3,834,092
UPMC Obligated Group, Revenue, 2020 A, 4%, 4/15/39 ..................... 3,685,000 4,345,454
b
Waste Management, Inc., Revenue, 2017 A, Mandatory Put, 0.58%, 8/01/24 ..... 5,500,000 5,486,946
b
Waste Management, Inc., Revenue, 2021 B, Refunding, Mandatory Put, 1.1%,
11/02/26 ....................................................... 6,750,000 6,777,587
Pennsylvania Higher Educational Facilities Authority ,
Drexel University, Revenue, 2020 A, Refunding, AGMC Insured, 5%, 5/01/38 ..... 6,950,000 8,805,104
University of Pennsylvania Health System Obligated Group (The), Revenue, 2017 A,
4%, 8/15/34 .................................................... 5,895,000 6,764,812
Pennsylvania State University (The) , Revenue , A , 5% , 9/01/30 .................
4,000,000 4,920,534
Philadelphia Authority for Industrial Development ,
City of Philadelphia, Revenue, 1999 B, AMBAC Insured, Zero Cpn., 4/15/24 ...... 5,500,000 5,334,903
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/30 ............ 200,000 235,309
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/40 ............ 300,000 365,214
Philadelphia Gas Works Co. ,
Revenue, 15th, Refunding, 5%, 8/01/30 ................................. 2,000,000 2,432,307
Revenue, 15th, Refunding, 5%, 8/01/31 ................................. 4,030,000 4,895,158
119,194,786
Rhode Island 0.2%
State of Rhode Island ,
GO, 2019 C, 5%, 1/15/32 ............................................ 4,500,000 5,705,698
GO, 2019 C, 4%, 1/15/34 ............................................ 1,520,000 1,809,645
GO, 2019 C, 4%, 1/15/35 ............................................ 600,000 713,089
8,228,432
South Carolina 1.7%
City of Anderson ,
Water & Sewer, Revenue, 2012, Refunding, AGMC Insured, 5%, 7/01/22 ........ 2,555,000 2,625,469
Water & Sewer, Revenue, 2012, Refunding, AGMC Insured, 5%, 7/01/23 ........ 2,695,000 2,769,972

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
City of Anderson, (continued)
Water & Sewer, Revenue, 2012, Refunding, AGMC Insured, 5%, 7/01/24 ........ $ 2,825,000 $ 2,903,588
Water & Sewer, Revenue, 2012, Refunding, AGMC Insured, 5%, 7/01/25 ........ 2,965,000 3,047,483
County of Berkeley ,
Combined Utility System, Revenue, 2013, Pre-Refunded, 5%, 6/01/25 .......... 3,665,000 3,923,549
Combined Utility System, Revenue, 2013, Pre-Refunded, 5%, 6/01/26 .......... 1,700,000 1,819,927
County of Richland ,
International Paper Co., Revenue, 2014 A, Refunding, 3.875%, 4/01/23 ......... 10,000,000 10,441,643
e
Village at Sandhill Improvement District, Special Assessment, 144A, 2021,
Refunding, 3.625%, 11/01/31 ....................................... 1,000,000 1,006,487
South Carolina Jobs-Economic Development Authority , Prisma Health Obligated Group ,
Revenue , 2018 A , Refunding , 5% , 5/01/33 ............................... 6,000,000 7,319,366
South Carolina Public Service Authority ,
Revenue, 2020 A, Refunding, 5%, 12/01/31 .............................. 2,355,000 3,079,463
Revenue, 2020 A, Refunding, 5%, 12/01/43 .............................. 20,280,000 25,848,361
Revenue, 2021 A, Refunding, 5%, 12/01/25 .............................. 1,000,000 1,173,791
Revenue, 2021 A, Refunding, 5%, 12/01/26 .............................. 750,000 906,577
66,865,676
South Dakota 0.1%
County of Lincoln , Augustana College Association (The) , Revenue , 2021 A , Refunding ,
4% , 8/01/51 ...................................................... 1,500,000 1,672,559
South Dakota Health & Educational Facilities Authority , Presbyterian Retirement Village
of Rapid City, Inc. , Revenue , 2021 , Refunding , 3% , 9/01/41 .................. 1,150,000 1,168,441
2,841,000
Tennessee 1.0%
Chattanooga Health Educational & Housing Facility Board ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/31 1,500,000 1,905,844
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/34 1,000,000 1,258,648
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/35 1,250,000 1,571,121
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 4%, 8/01/36 1,000,000 1,175,415
City of Memphis , GO , 2012 A , Refunding , 5% , 4/01/22 .......................
15,805,000 16,057,252
Metropolitan Government of Nashville & Davidson County ,
Water & Sewer, Revenue, 2013, Pre-Refunded, 5%, 7/01/26 ................. 1,675,000 1,799,496
Water & Sewer, Revenue, 2013, Pre-Refunded, 5%, 7/01/27 ................. 1,800,000 1,933,786
b
Tennessee Energy Acquisition Corp. , Revenue , 2021 A , Mandatory Put , 5% , 11/01/31 4,000,000 5,177,175
Tennessee State School Bond Authority , Revenue , 2015 B , 5% , 11/01/28 .........
8,180,000 9,551,658
40,430,395
Texas 9.2%
Abilene Convention Center Hotel Development Corp. , City of Abilene Abilene
Convention Center , Revenue, First Lien , 2021 A , 2.5% , 10/01/31 .............. 1,075,000 1,112,111
Central Texas Regional Mobility Authority , Revenue, Senior Lien , 2021 B , 5% , 1/01/46
3,500,000 4,402,116
City of Austin ,
Water & Wastewater System, Revenue, 2012, Refunding, 5%, 11/15/26 ......... 4,835,000 5,057,049
Water & Wastewater System, Revenue, 2012, Refunding, 5%, 11/15/27 ......... 4,000,000 4,182,125
Water & Wastewater System, Revenue, 2013 A, Refunding, 5%, 11/15/28 ....... 5,000,000 5,337,287
City of Dallas ,
Waterworks & Sewer System, Revenue, 2017, Refunding, 5%, 10/01/30 ........ 1,500,000 1,853,327
Waterworks & Sewer System, Revenue, 2017, Refunding, 5%, 10/01/31 ........ 2,500,000 3,084,253
Waterworks & Sewer System, Revenue, 2017, Refunding, 5%, 10/01/32 ........ 1,000,000 1,232,426
City of El Paso ,
GO, 2020 A, Refunding, 4%, 8/15/35 ................................... 1,000,000 1,190,248
GO, 2020 A, Refunding, 4%, 8/15/36 ................................... 1,000,000 1,188,225

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Fort Worth ,
GO, 2012, Refunding, 5%, 3/01/25 ..................................... $ 6,000,000 $ 6,071,522
GO, 2012, Refunding, 5%, 3/01/26 ..................................... 6,790,000 6,870,251
City of Houston ,
Combined Utility System, Revenue, First Lien, 2014 C, Refunding, 5%, 5/15/24 ... 5,000,000 5,568,290
Combined Utility System, Revenue, First Lien, 2014 C, Refunding, 5%, 5/15/26 ... 19,690,000 21,917,658
Combined Utility System, Revenue, First Lien, 2017 B, Refunding, 5%, 11/15/34 .. 3,250,000 4,013,486
Combined Utility System, Revenue, First Lien, 2017 B, Refunding, 5%, 11/15/35 .. 4,500,000 5,551,923
City of San Antonio ,
Electric & Gas Systems, Revenue, 2012, Refunding, 5.25%, 2/01/25 ........... 27,000,000 31,085,835
Electric & Gas Systems, Revenue, 2015, Refunding, 5%, 2/01/27 .............. 10,415,000 12,257,674
Electric & Gas Systems, Revenue, Junior Lien, 2019, Refunding, 5%, 2/01/35 .... 4,400,000 5,657,928
Electric & Gas Systems, Revenue, Junior Lien, 2021 A, Refunding, 5%, 2/01/46 ... 7,500,000 9,514,257
Clear Creek Independent School District , GO , 2012 B , Pre-Refunded , 5% , 2/15/26 ..
12,060,000 12,179,012
Conroe Local Government Corp. ,
Conroe Convention Center Hotel, Revenue, First Lien, 2021 A, 2.5%, 10/01/31 .... 500,000 500,461
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/30 .... 100,000 128,651
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/31 .... 60,000 78,302
County of Williamson , GO , 2012 , Refunding , 5% , 2/15/23 .....................
6,235,000 6,296,053
Dallas Fort Worth International Airport ,
Revenue, 2013 D, Refunding, 5.25%, 11/01/27 ............................ 5,000,000 5,471,338
Revenue, 2013 D, Refunding, 5.25%, 11/01/28 ............................ 2,100,000 2,296,689
Ector County Hospital District ,
GO, 2020, Refunding, 5%, 9/15/29 ..................................... 800,000 961,036
GO, 2020, Refunding, 5%, 9/15/30 ..................................... 745,000 907,003
GO, 2020, Refunding, 5%, 9/15/31 ..................................... 450,000 546,648
GO, 2020, Refunding, 5%, 9/15/32 ..................................... 600,000 728,299
GO, 2020, Refunding, 5%, 9/15/33 ..................................... 650,000 787,081
GO, 2020, Refunding, 4%, 9/15/34 ..................................... 650,000 725,440
GO, 2020, Refunding, 4%, 9/15/35 ..................................... 700,000 780,092
El Paso Independent School District ,
GO, 2015, Pre-Refunded, PSF Guaranty, 5%, 8/15/27 ...................... 5,460,000 6,129,719
GO, 2015, Pre-Refunded, PSF Guaranty, 5%, 8/15/28 ...................... 2,500,000 2,806,648
Harris County Toll Road Authority (The) ,
Revenue, Senior Lien, 2018 A, Refunding, 5%, 8/15/32 ..................... 2,500,000 3,100,681
Revenue, Senior Lien, 2018 A, Refunding, 5%, 8/15/33 ..................... 2,500,000 3,100,067
Kaufman County Fresh Water Supply District No. 1-D ,
GO, 2021, 2%, 9/01/28 ............................................. 155,000 153,332
GO, 2021, 2%, 9/01/29 ............................................. 155,000 151,818
Lower Colorado River Authority ,
LCRA Transmission Services Corp., Revenue, 2021, Refunding, 5%, 5/15/27 ..... 2,000,000 2,443,039
LCRA Transmission Services Corp., Revenue, 2021, Refunding, 5%, 5/15/28 ..... 2,200,000 2,754,504
LCRA Transmission Services Corp., Revenue, 2021, Refunding, 5%, 5/15/29 ..... 2,000,000 2,553,656
Metropolitan Transit Authority of Harris County ,
Sales & Use Tax, Revenue, 2014, Pre-Refunded, 5%, 11/01/26 ............... 2,000,000 2,269,304
Sales & Use Tax, Revenue, 2014, Pre-Refunded, 5%, 11/01/27 ............... 2,000,000 2,269,303
Sales & Use Tax, Revenue, 2014, Pre-Refunded, 5%, 11/01/28 ............... 2,000,000 2,269,304
North Texas Tollway Authority , North Texas Tollway System , Revenue, First Tier , A ,
Refunding , 4% , 1/01/33 ............................................. 5,000,000 5,683,900
Northwest Independent School District ,
GO, 2015 A, Pre-Refunded, PSF Guaranty, 5%, 2/15/28 ..................... 4,815,000 5,518,934
GO, 2015 A, Pre-Refunded, PSF Guaranty, 5%, 2/15/29 ..................... 7,015,000 8,040,566

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Permanent University Fund , University of Texas System , Revenue , 2014 B , Refunding ,
5% , 7/01/27 ...................................................... $ 10,000,000 $ 11,173,374
San Angelo Independent School District , GO , A , Pre-Refunded , PSF Guaranty , 5% ,
2/15/28 ......................................................... 5,220,000 5,749,908
San Antonio Education Facilities Corp. ,
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/37 ...... 635,000 735,415
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/39 ...... 2,435,000 2,808,626
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/40 ...... 2,000,000 2,302,693
San Antonio Water System ,
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/24 ...................... 1,500,000 1,637,773
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/26 ...................... 2,200,000 2,397,995
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/28 ...................... 2,000,000 2,177,531
Revenue, Junior Lien, 2014 A, Refunding, 5%, 5/15/29 ...................... 1,000,000 1,088,561
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue, 2021, Refunding, 5%, 12/15/27 ................................ 1,000,000 1,216,118
Revenue, 2021, Refunding, 5%, 12/15/28 ................................ 1,500,000 1,854,713
Revenue, 2021, Refunding, 5%, 12/15/29 ................................ 8,250,000 10,349,486
Revenue, 2021, Refunding, 5%, 12/15/30 ................................ 7,250,000 9,250,020
Revenue, 2021, Refunding, 5%, 12/15/32 ................................ 2,250,000 2,969,172
Texas Transportation Commission ,
State Highway Fund, Revenue, First Tier, 2014 A, Refunding, 5%, 4/01/23 ....... 20,000,000 21,275,238
State Highway Fund, Revenue, First Tier, 2014 A, Refunding, 5%, 4/01/24 ....... 20,000,000 22,165,404
State Highway Fund, Revenue, First Tier, 2014 A, Refunding, 5%, 4/01/25 ....... 20,000,000 22,185,206
Texas Water Development Board , State Water Implementation Revenue Fund for
Texas , Revenue , 2017 A , 5% , 10/15/31 ................................. 12,585,000 15,560,079
355,676,183
Utah 0.1%
City of Lehi , Sales Tax , Revenue , 2021 , AGMC Insured , 4% , 2/01/48 .............
3,000,000 3,573,933
Utah Infrastructure Agency , Revenue , 2021 , 4% , 10/15/35 .....................
400,000 468,783
4,042,716
Virginia 2.6%
City of Norfolk ,
Water, Revenue, 2012, 5%, 11/01/24 ................................... 95,000 96,905
Water, Revenue, 2012, 5%, 11/01/25 ................................... 90,000 91,800
City of Richmond , Public Utility , Revenue , 2016 A , Refunding , 5% , 1/15/32 ........
10,000,000 11,770,666
Virginia College Building Authority , Revenue , 2015 D , 5% , 2/01/25 ...............
7,405,000 8,469,985
Virginia Commonwealth Transportation Board , Revenue , 2019 , 3% , 5/15/36 .......
9,460,000 10,511,863
Virginia Public Building Authority ,
Revenue, B, Pre-Refunded, 4%, 8/01/29 ................................ 1,075,000 1,240,520
Revenue, B, 4%, 8/01/29 ............................................ 12,060,000 13,828,326
Virginia Public School Authority , Revenue , 2014 C , 5% , 8/01/27 .................
4,460,000 5,003,035
Virginia Resources Authority ,
Clean Water Revolving Fund, Revenue, 2014 B, Refunding, 5%, 10/01/26 ....... 26,155,000 29,590,023
Clean Water Revolving Fund, Revenue, 2015, Refunding, 5%, 10/01/28 ......... 11,950,000 14,011,046
Virginia Small Business Financing Authority ,
National Senior Campuses, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
1/01/35 ........................................................ 3,000,000 3,656,247
National Senior Campuses, Inc. Obligated Group, Revenue, 2020 A, Refunding, 4%,
1/01/36 ........................................................ 3,000,000 3,450,831
101,721,247
Washington 4.5%
City of Seattle ,
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/24 .............. 5,230,000 5,815,492

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
City of Seattle, (continued)
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/25 .............. $ 5,500,000 $ 6,111,488
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/26 .............. 2,995,000 3,323,380
Drainage & Wastewater, Revenue, 2014, Refunding, 5%, 5/01/27 .............. 3,150,000 3,490,543
Municipal Light & Power, Revenue, 2017 C, Refunding, 4%, 9/01/34 ............ 5,300,000 6,132,021
County of King ,
d
GO, 2021 C, 0.61%, 12/01/23 ........................................ 7,130,000 7,129,430
d
GO, 2021 C, 1.01%, 12/01/24 ........................................ 9,405,000 9,415,030
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/25 ......................... 1,200,000 1,341,464
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/26 ......................... 1,200,000 1,340,146
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/27 ......................... 1,900,000 2,118,254
Sewer, Revenue, 2014 B, Refunding, 5%, 7/01/28 ......................... 3,050,000 3,395,350
Sewer, Revenue, 2014 B, Pre-Refunded, 5%, 7/01/29 ...................... 2,600,000 2,908,649
Energy Northwest ,
Bonneville Power Administration, Revenue, 2014 A, Refunding, 5%, 7/01/22 ...... 3,250,000 3,341,574
Bonneville Power Administration, Revenue, 2019 A, Refunding, 5%, 7/01/36 ...... 7,000,000 8,885,726
Bonneville Power Administration, Revenue, A, Refunding, 5%, 7/01/23 .......... 3,500,000 3,760,719
Bonneville Power Administration, Revenue, A, Refunding, 5%, 7/01/24 .......... 1,250,000 1,398,045
Seattle Housing Authority , Yesler Block 7.3 LLLP , Revenue , 2021 , 1% , 6/01/25 .....
7,225,000 7,252,494
State of Washington ,
GO, 2017 D, 5%, 2/01/31 ............................................ 5,480,000 6,623,452
GO, 2017 D, 5%, 2/01/32 ............................................ 10,000,000 12,063,561
GO, R-2015B, Refunding, 5%, 7/01/25 .................................. 29,370,000 32,864,613
Washington Health Care Facilities Authority ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-1, Refunding, 5%, 8/01/35 2,620,000 3,293,070
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/30 2,800,000 3,570,245
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/31 3,700,000 4,701,082
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/32 1,500,000 1,899,250
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/33 1,395,000 1,761,222
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/34 1,225,000 1,541,843
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/36 5,125,000 6,422,227
Overlake Hospital Medical Center Obligated Group, Revenue, B, Refunding, 5%,
7/01/30 ........................................................ 1,000,000 1,228,661
Overlake Hospital Medical Center Obligated Group, Revenue, B, Refunding, 5%,
7/01/31 ........................................................ 1,925,000 2,357,987
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/38 ........................................................ 1,000,000 1,274,894
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/39 ........................................................ 1,000,000 1,272,369
Seattle Cancer Care Alliance Obligated Group, Revenue, 2020, Refunding, 5%,
9/01/40 ........................................................ 1,000,000 1,270,226
e
Seattle Cancer Care Alliance Obligated Group, Revenue, 144A, 2021, 3%, 12/01/35 440,000 484,749
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/31 ........................................................ 2,250,000 2,663,477
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/32 ........................................................ 1,605,000 1,896,872
Virginia Mason Medical Center Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/35 ........................................................ 2,400,000 2,826,225
Washington State Housing Finance Commission , Revenue , 2021-1 , A , 3.5% , 12/20/35
6,950,940 8,063,864
175,239,694
West Virginia 0.3%
State of West Virginia , GO , 2019 A , 5% , 12/01/36 ...........................
9,700,000 12,341,444

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin 1.4%
City of Milwaukee , Sewerage System , Revenue , 2021 S-2 , Refunding , 3% , 6/01/46 ..
$ 4,600,000 $ 5,056,056
Public Finance Authority ,
2017 IAVF Rubix LLC, Revenue, 2020 A, 3.5%, 12/01/32 .................... 1,405,000 1,442,368
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 A, 4%,
11/15/37 ....................................................... 600,000 698,196
e
Affordable Housing Preservation Corp. Obligated Group, Revenue, 144A, 2021,
5.25%, 12/01/22 ................................................. 18,100,000 18,100,000
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/46 ........................................................ 1,100,000 1,274,265
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/29 .......... 285,000 324,644
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/30 .......... 200,000 226,475
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/31 .......... 200,000 225,629
Renown Regional Medical Center, Revenue, 2020 A, Refunding, 4%, 6/01/35 ..... 2,100,000 2,494,625
d
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/27 ........................................... 195,000 224,705
d
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/28 ........................................... 250,000 290,958
d
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/29 ........................................... 320,000 375,022
d
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/30 ........................................... 265,000 310,471
b,e
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-1, Mandatory Put,
3.5%, 12/01/35 .................................................. 9,700,000 9,866,067
Wisconsin Department of Transportation , Revenue , 2017-2 , Refunding , 5% , 7/01/31 .
5,000,000 6,135,224
Wisconsin Health & Educational Facilities Authority ,
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/34 ........................................ 600,000 711,189
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/35 ........................................ 1,000,000 1,183,071
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/36 ........................................ 600,000 708,139
Marshfield Clinic Health System Obligated Group, Revenue, 2020 A, Refunding,
AGMC Insured, 4%, 2/15/37 ........................................ 600,000 706,609
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/41 ...... 1,650,000 1,915,999
52,269,712
U.S. Territories 0.5%
District of Columbia 0.4%
District of Columbia , Income Tax , Revenue , 2019 A , 5% , 3/01/33 ................
3,000,000 3,874,493
Washington Metropolitan Area Transit Authority ,
Revenue, 2017 B, 5%, 7/01/31 ........................................ 5,000,000 6,086,444
Revenue, 2017 B, 5%, 7/01/32 ........................................ 5,750,000 6,994,501
16,955,438
Puerto Rico 0.1%
Puerto Rico Highway & Transportation Authority , Revenue , CC , Refunding , AGMC
Insured , 5.5% , 7/01/29 .............................................. 1,000,000 1,118,825
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/27 .. 450,000 540,635

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

s
See Abbreviations on page 200 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority, (continued)
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/30 .. $ 550,000 $ 697,266
2,356,726
Total U.S. Territories .................................................................... 19,312,164
Total Municipal Bonds (Cost $3,616,855,535) ...................................
3,809,353,932
Total Long Term Investments (Cost $3,685,483,847) .............................
3,877,611,032
a
a a a a
Short Term Investments 0.5%
Municipal Bonds 0.5%
Arizona 0.1%
f
Arizona Industrial Development Authority , Phoenix Children's Hospital , Revenue , 2019
A , Refunding , LOC JPMorgan Chase Bank NA , Daily VRDN and Put , 0.04% , 2/01/48 2,500,000 2,500,000
Georgia 0.3%
f
Development Authority of Monroe County (The) , Florida Power & Light Co. , Revenue ,
2002 , Refunding , Daily VRDN and Put , 0.05% , 9/01/37 ..................... 10,000,000 10,000,000
Missouri 0.1%
f
Health & Educational Facilities Authority of the State of Missouri , Washington University
(The) , Revenue , 2003 B , SPA US Bank NA , Daily VRDN and Put , 0.02% , 2/15/33 .. 4,035,000 4,035,000
Virginia 0.0%
†
f
Virginia College Building Authority , University of Richmond , Revenue , 2006 , SPA Wells
Fargo Bank NA , Daily VRDN and Put , 0.03% , 11/01/36 ...................... 2,000,000 2,000,000
Total Municipal Bonds (Cost $18,535,000) ......................................
18,535,000
Total Short Term Investments (Cost $18,535,000 ) ................................
18,535,000
a
Total Investments (Cost $3,704,018,847) 100.9% ................................
$3,896,146,032
Other Assets, less Liabilities (0.9)% ...........................................
(33,292,094)
Net Assets 100.0% ...........................................................
$3,862,853,938
†
Rounds to less than 0.1% of net assets.
a
See Note 5 regarding investments in affiliated management investment companies.
b
The maturity date shown represents the mandatory put date.
c
Security purchased on a when-issued basis.
d
A portion or all of the security purchased on a delayed delivery basis.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2021, the aggregate value of these securities was $83,789,375, representing 2.2% of net assets.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2021
Franklin Federal Limited-Term Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Shares
a
Value
a
Management Investment Companies 2.4%
Capital Markets 2.4%
a
Franklin Liberty Federal Tax-Free Bond ETF ............................... 1,300,000 $ 35,282,000
Total Management Investment Companies (Cost $33,900,950) ....................
35,282,000
Principal
Amount
a a a a
Municipal Bonds 81.4%
Alabama 2.6%
Black Belt Energy Gas District ,
Revenue, 2021 A, Refunding, 4%, 12/01/21 .............................. $ 435,000 435,000
Revenue, 2021 A, Refunding, 4%, 6/01/22 ............................... 340,000 346,198
Revenue, 2021 A, Refunding, 4%, 12/01/22 .............................. 490,000 507,757
Revenue, 2021 A, Refunding, 4%, 6/01/23 ............................... 400,000 421,380
Revenue, 2021 A, Refunding, 4%, 6/01/24 ............................... 400,000 434,323
b
Revenue, 2021 B, Mandatory Put, 4%, 12/01/26 ........................... 15,000,000 17,130,713
b
Industrial Development Board of the City of Mobile Alabama ,
Alabama Power Co., Revenue, 2007 A, Mandatory Put, 1%, 6/26/25 ........... 4,000,000 4,037,926
Alabama Power Co., Revenue, 2008, Mandatory Put, 2.9%, 12/12/23 ........... 7,550,000 7,912,447
Southeast Energy Authority A Cooperative District ,
Revenue, 2021 A, 4%, 10/01/22 ....................................... 355,000 365,325
Revenue, 2021 A, 4%, 10/01/23 ....................................... 450,000 477,571
Revenue, 2021 A, 4%, 10/01/24 ....................................... 725,000 790,562
Special Care Facilities Financing Authority of the City of Pell City Alabama ,
Noland Obligated Group, Revenue, 2021 A, Refunding, 5%, 12/01/22 ........... 1,445,000 1,512,631
Noland Obligated Group, Revenue, 2021 A, Refunding, 5%, 12/01/24 ........... 1,500,000 1,697,281
Noland Obligated Group, Revenue, 2021 A, Refunding, 5%, 12/01/26 ........... 1,030,000 1,237,179
37,306,293
Alaska 0.9%
Alaska Municipal Bond Bank Authority , Revenue , 2020 , Refunding , 5% , 12/01/21 ...
1,000,000 1,000,000
Borough of Matanuska-Susitna , State of Alaska Department of Administration ,
Revenue , 2015 , Refunding , 5.25% , 9/01/29 .............................. 10,000,000 11,490,376
12,490,376
Arizona 1.4%
Arizona Industrial Development Authority ,
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/24 ....................................................... 1,000,000 1,099,860
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 A, 4%,
11/01/25 ....................................................... 1,000,000 1,127,863
Kipp New York, Inc. Gerard Facility, Revenue, 2021 C, 1.4%, 7/01/22 ........... 175,000 175,106
Kipp New York, Inc. Gerard Facility, Revenue, 2021 C, 1.8%, 7/01/24 ........... 450,000 451,540
b
Maricopa County Industrial Development Authority , HonorHealth Obligated Group ,
Revenue , 2019 C , Mandatory Put , 0.85% , ( SIFMA Municipal Swap Index + 0.8% ),
9/01/24 ......................................................... 17,000,000 17,092,196
19,946,565
California 3.4%
California Community Choice Financing Authority ,
Revenue, 2021 B-1, 4%, 8/01/25 ...................................... 535,000 599,740
Revenue, 2021 B-1, 4%, 2/01/26 ...................................... 850,000 961,808
Revenue, 2021 B-1, 4%, 8/01/26 ...................................... 325,000 371,882
Revenue, 2021 B-1, 4%, 8/01/27 ...................................... 400,000 463,940
Revenue, 2021 B-1, 4%, 2/01/28 ...................................... 375,000 438,118
Revenue, 2021 B-1, 4%, 8/01/28 ...................................... 470,000 553,588
California County Tobacco Securitization Agency ,
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/22 ..................... 400,000 407,235
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/23 ..................... 400,000 421,549

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
California Health Facilities Financing Authority , Providence St. Joseph Health Obligated
Group , Revenue , 2016 B-3 , Refunding , Mandatory Put , 2% , 10/01/25 ........... $ 13,340,000 $ 14,101,873
b
California Municipal Finance Authority ,
Republic Services, Inc., Revenue, 2021 A, Refunding, Mandatory Put, 0.3%, 4/01/22 7,500,000 7,502,775
Waste Management, Inc., Revenue, 2020, Mandatory Put, 0.15%, 3/01/22 ....... 5,000,000 5,000,000
California Statewide Communities Development Authority ,
b
Southern California Edison Co., Revenue, D, Refunding, Mandatory Put, 2.625%,
12/01/23 ....................................................... 3,000,000 3,134,864
Viamonte Senior Living 1, Inc., Revenue, 2018 B-3, California Mortgage Insured, 3%,
7/01/27 ........................................................ 3,500,000 3,506,508
Mount San Antonio Community College District , GO , 2017 , ETM, Zero Cpn., 4/01/22 .
10,000,000 9,993,968
c
San Diego County Regional Airport Authority , Revenue , 2021 C , Refunding , 0.454% ,
7/01/22 ......................................................... 1,500,000 1,500,286
48,958,134
Colorado 1.9%
Denver City & County School District No. 1 , GO , 2012 B , 4% , 12/01/27 ...........
7,480,000 7,748,018
Fort Carson Family Housing LLC , Revenue , 1999 , NATL Insured , 7.86% , 11/15/29 ..
15,000,000 18,595,800
Regional Transportation District ,
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 1/15/24 ........ 400,000 436,522
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 7/15/24 ........ 300,000 333,451
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 1/15/25 ........ 325,000 366,927
Denver Transit Partners LLC, Revenue, 2020 A, Refunding, 5%, 7/15/25 ........ 400,000 458,784
27,939,502
Connecticut 0.0%
†
c
Connecticut State Health & Educational Facilities Authority ,
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/23 ... 175,000 184,368
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/24 ... 175,000 191,139
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/25 ... 170,000 191,781
567,288
Delaware 0.4%
b
Delaware State Economic Development Authority , NRG Energy, Inc. , Revenue , 2020 A ,
Refunding , Mandatory Put , 1.25% , 10/01/25 .............................. 5,000,000 5,011,396
Florida 1.7%
Centre Lake Community Development District , Special Assessment , 2021 , 2.75% ,
5/01/24 ......................................................... 215,000 222,279
County of Escambia , Florida Power & Light Co. , Revenue , 2003 , Refunding , 2.6% ,
6/01/23 ......................................................... 5,000,000 5,157,545
Florida Municipal Power Agency , All-Requirements Power Supply Project , Revenue ,
2017 A , Refunding , 5% , 10/01/25 ...................................... 1,000,000 1,165,001
Jacksonville Transportation Authority ,
Revenue, Senior Lien, 2020, 5%, 8/01/22 ................................ 1,615,000 1,665,561
Revenue, Senior Lien, 2020, 5%, 8/01/23 ................................ 1,720,000 1,851,320
Revenue, Senior Lien, 2020, 5%, 8/01/24 ................................ 1,805,000 2,018,119
Revenue, Senior Lien, 2020, 5%, 8/01/25 ................................ 1,800,000 2,081,460
Revenue, Senior Lien, 2020, 5%, 8/01/26 ................................ 1,940,000 2,310,356
Orlando-Orange County Expressway Authority , Central Florida Expressway Authority ,
Revenue , 2012 , Pre-Refunded , AGMC Insured , 5% , 7/01/24 ................. 4,000,000 4,111,896
River Hall Community Development District ,
Special Assessment, 2021 A-1, Refunding, 3%, 5/01/22 ..................... 190,000 191,548
Special Assessment, 2021 A-1, Refunding, 3%, 5/01/23 ..................... 175,000 179,228
Special Assessment, 2021 A-1, Refunding, 3%, 5/01/24 ..................... 235,000 243,211
Special Assessment, 2021 A-1, Refunding, 3%, 5/01/25 ..................... 180,000 187,302
Special Assessment, 2021 A-1, Refunding, 3%, 5/01/26 ..................... 220,000 229,058

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
State of Florida , Department of Transportation Turnpike System , Revenue , 2012 A ,
2.875% , 7/01/25 ................................................... $ 3,000,000 $ 3,042,275
24,656,159
Georgia 3.7%
b
Atlanta Urban Residential Finance Authority ,
Hollywood Shawnee Housing Partners LP, Revenue, 2021 A, Mandatory Put, 0.24%,
1/01/23 ........................................................ 1,250,000 1,248,459
d
Hollywood Shawnee Housing Partners LP, Revenue, 144A, 2021 B, Mandatory Put,
1.35%, 1/01/23 .................................................. 2,600,000 2,608,497
City of Atlanta ,
Department of Aviation, Revenue, 2020 A, Refunding, 5%, 7/01/24 ............. 2,500,000 2,796,090
Department of Aviation, Revenue, 2020 A, Refunding, 5%, 7/01/25 ............. 1,500,000 1,739,143
b
Development Authority of Monroe County (The) , Georgia Power Co. , Revenue, First
Series , 2009 , Refunding , Mandatory Put , 1% , 8/21/26 ...................... 2,000,000 2,005,815
b,d
Housing Authority of Clayton County Facilities Holding Co. LLC (The) , Riverwood
Housing Partners LP , Revenue , 144A, 2021 B , Mandatory Put , 1.4% , 4/01/23 ..... 2,000,000 2,013,120
b
Macon-Bibb County Housing Authority , Green Meadows Housing Partners LP ,
Revenue , 2021 A , Mandatory Put , 0.25% , 10/01/22 ........................ 2,150,000 2,148,462
Main Street Natural Gas, Inc. ,
b
Revenue, 2018 A, Mandatory Put, 4%, 9/01/23 ............................ 10,025,000 10,606,864
Revenue, 2021 C, 4%, 12/01/22 ....................................... 500,000 518,018
Revenue, 2021 C, 4%, 12/01/23 ....................................... 725,000 774,849
Revenue, 2021 C, 4%, 12/01/24 ....................................... 735,000 808,009
Metropolitan Atlanta Rapid Transit Authority , Revenue , 2018 A , Refunding , 3% , 7/01/23
11,000,000 11,470,893
Private Colleges & Universities Authority ,
Corp. of Mercer University (The), Revenue, 2021, Refunding, 5%, 10/01/22 ...... 300,000 311,799
Corp. of Mercer University (The), Revenue, 2021, Refunding, 5%, 10/01/23 ...... 300,000 325,442
Corp. of Mercer University (The), Revenue, 2021, Refunding, 5%, 10/01/24 ...... 400,000 450,114
Corp. of Mercer University (The), Revenue, 2021, Refunding, 5%, 10/01/25 ...... 425,000 494,248
State of Georgia , GO , 2016 A , 5% , 2/01/23 ................................
12,375,000 13,070,771
53,390,593
Hawaii 2.1%
State of Hawaii , GO , EF , Pre-Refunded , 5% , 11/01/23 ........................
10,000,000 10,440,757
University of Hawaii ,
Revenue, 2020 B, Refunding, 5%, 10/01/24 .............................. 4,040,000 4,562,015
Revenue, 2020 B, Refunding, 5%, 10/01/25 .............................. 5,165,000 6,040,780
Revenue, 2020 B, Refunding, 5%, 10/01/26 .............................. 7,225,000 8,710,159
29,753,711
Illinois 8.5%
Chicago Board of Education , GO , 2018 A , Refunding , AGMC Insured , 5% , 12/01/23 .
1,000,000 1,088,388
Chicago Park District ,
GO, 2020 F-2, Refunding, 5%, 1/01/25 .................................. 350,000 396,373
GO, 2020 F-2, Refunding, 5%, 1/01/26 .................................. 500,000 583,627
GO, 2020 F-2, Refunding, 5%, 1/01/27 .................................. 550,000 659,985
Chicago Transit Authority Capital Grant Receipts , Revenue , 2021 , Refunding , 5% ,
6/01/24 ......................................................... 1,425,000 1,581,824
City of Chicago ,
GO, 2015 C, Refunding, 5%, 1/01/25 ................................... 1,900,000 2,145,557
GO, 2020 A, Refunding, 5%, 1/01/28 ................................... 3,100,000 3,774,953
c
City of Moline ,
GO, 2021 C, AGMC Insured, 0.542%, 12/01/22 ........................... 500,000 500,005
GO, 2021 C, AGMC Insured, 0.702%, 12/01/23 ........................... 1,175,000 1,173,355
GO, 2021 C, AGMC Insured, 1.151%, 12/01/24 ........................... 580,000 580,457
GO, 2021 C, AGMC Insured, 1.439%, 12/01/25 ........................... 925,000 926,683

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
County of Cook ,
GO, 2021 A, Refunding, 5%, 11/15/22 .................................. $ 5,000,000 $ 5,229,134
Sales Tax, Revenue, 2021 A, Refunding, 5%, 11/15/29 ...................... 845,000 1,083,911
b
Illinois Development Finance Authority , Waste Management, Inc. , Revenue , 2019 ,
Mandatory Put , 0.4% , 11/01/22 ....................................... 10,000,000 9,999,897
Illinois Finance Authority ,
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/27 ......... 2,810,000 3,190,669
b
Field Museum of Natural History, Revenue, 2019, Refunding, Mandatory Put,
0.559%, 9/01/22 ................................................. 8,400,000 8,400,249
b
OSF Healthcare System Obligated Group, Revenue, 2020 B-1, Refunding,
Mandatory Put, 5%, 11/15/24 ....................................... 1,250,000 1,386,219
c
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 3% , 6/15/24 .. 2,500,000 2,600,408
Railsplitter Tobacco Settlement Authority , Revenue , 2017 , 5% , 6/01/26 ...........
2,000,000 2,366,383
State of Illinois ,
GO, 2010-4, AGMC Insured, 6.875%, 7/01/25 ............................ 1,000,000 1,110,168
GO, 2016, Refunding, 5%, 2/01/28 ..................................... 2,000,000 2,386,648
GO, 2016, Refunding, 5%, 2/01/29 ..................................... 750,000 890,470
GO, 2017 D, 5%, 11/01/24 ........................................... 5,000,000 5,620,119
GO, 2017 D, 5%, 11/01/25 ........................................... 10,000,000 11,589,948
GO, 2018 A, 6%, 5/01/25 ............................................ 6,000,000 7,057,630
GO, 2018 A, Refunding, 5%, 10/01/28 .................................. 525,000 647,124
GO, 2018 A, Refunding, 5%, 10/01/29 .................................. 375,000 460,713
GO, 2018 B, Refunding, 5%, 10/01/31 .................................. 625,000 761,691
GO, 2019 B, 5%, 11/01/30 ........................................... 375,000 468,417
GO, 2020, 5.5%, 5/01/30 ............................................ 1,710,000 2,234,572
Sales Tax, Revenue, 2021 A, 4%, 6/15/24 ............................... 5,000,000 5,428,050
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/22 ............. 4,000,000 4,101,803
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/23 ............. 3,000,000 3,207,271
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/24 ............. 3,300,000 3,665,454
Sales Tax, Revenue, Junior Lien, 2021 C, Refunding, 5%, 6/15/25 ............. 2,000,000 2,298,051
University of Illinois ,
Auxiliary Facilities System, Revenue, 2021 A, Refunding, 3%, 4/01/22 .......... 8,950,000 9,033,425
Auxiliary Facilities System, Revenue, 2021 A, Refunding, 3%, 4/01/25 .......... 11,660,000 12,613,464
d
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020 B , Refunding , 4.25% , 3/01/23 ...... 701,000 700,604
121,943,699
Indiana 0.6%
d
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 B , 4.75% , 8/01/24 1,560,000 1,561,567
Indiana Finance Authority ,
Greencroft Goshen Obligated Group, Revenue, 2021 B, Refunding, 3.25%, 11/15/23 195,000 195,211
c
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/23 .. 1,000,000 1,004,445
c
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/24 .. 1,000,000 1,021,081
c
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/25 .. 1,000,000 1,033,841
Indianapolis Power & Light Co., Revenue, 2021 B, Refunding, 0.65%, 8/01/25 .... 4,500,000 4,468,877
9,285,022
Iowa 0.8%
Des Moines Independent Community School District , Sales Services & Use Tax ,
Revenue , 2018 , AGMC Insured , 3% , 6/01/29 ............................. 9,300,000 10,110,419
Iowa Tobacco Settlement Authority , Revenue , 2021 B-1 , 2 , Refunding , 0.375% , 6/01/30
715,000 715,337
10,825,756
Kansas 0.1%
Reno County Unified School District No. 308 Hutchinson , GO , 2019 , Refunding , 5% ,
9/01/27 ......................................................... 1,575,000 1,930,613

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky 2.4%
County of Trimble , Louisville Gas and Electric Co. , Revenue , 2001 A , Refunding ,
0.625% , 9/01/26 ................................................... $ 3,375,000 $ 3,331,132
Eastern Kentucky University ,
Revenue, 2021 A, Refunding, 3.2%, 10/01/22 ............................. 1,050,000 1,073,762
Revenue, 2021 A, Refunding, 3.25%, 10/01/23 ............................ 1,080,000 1,132,061
Revenue, 2021 A, Refunding, 3.5%, 10/01/24 ............................. 1,120,000 1,207,925
Revenue, 2021 A, Refunding, 3.5%, 10/01/25 ............................. 1,155,000 1,271,806
Revenue, 2021 A, Refunding, 4%, 10/01/26 .............................. 1,205,000 1,378,215
Revenue, 2021 A, Refunding, 4%, 10/01/27 .............................. 1,255,000 1,459,684
Revenue, 2021 A, Refunding, 4%, 10/01/28 .............................. 1,305,000 1,536,374
b
Kentucky Public Energy Authority ,
Revenue, 2018 A, Mandatory Put, 4%, 4/01/24 ............................ 10,000,000 10,732,638
Revenue, 2020 A, Mandatory Put, 4%, 6/01/26 ............................ 10,000,000 11,331,941
34,455,538
Louisiana 3.7%
City of New Orleans ,
Sewerage Service, Revenue, 2020 B, 5%, 6/01/26 ......................... 450,000 531,563
Sewerage Service, Revenue, 2020 B, 5%, 6/01/27 ......................... 600,000 728,019
Sewerage Service, Revenue, 2020 B, 5%, 6/01/28 ......................... 550,000 683,505
d
Louisiana Local Government Environmental Facilities & Community Development
Authority , Invest in Americas Veterans Foundation Louisiana, Inc. , Revenue , 144A,
2020 A , Refunding , 2.75% , 12/01/25 ................................... 957,000 963,720
Louisiana Public Facilities Authority ,
Loyola University New Orleans, Revenue, 2021, Refunding, 5%, 10/01/25 ....... 250,000 286,338
b
Ochsner Clinic Foundation Obligated Group, Revenue, 2020 B, Refunding,
Mandatory Put, 5%, 5/15/25 ........................................ 7,500,000 8,636,354
Louisiana Stadium & Exposition District , Revenue , 2020 , 5% , 7/03/23 ............
4,650,000 4,874,975
b
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-1 , Refunding ,
Mandatory Put , 2.125% , 7/01/24 ...................................... 7,100,000 7,341,629
State of Louisiana ,
GO, 2013 A, Pre-Refunded, 4%, 5/15/31 ................................ 15,225,000 16,059,936
GO, 2019 A, 5%, 3/01/31 ............................................ 10,870,000 13,768,669
53,874,708
Maryland 3.3%
City of Baltimore , GO , 2017 B , Refunding , 5% , 10/15/25 ......................
5,000,000 5,863,666
City of Cumberland ,
GO, 2021, Refunding, AGMC Insured, 5%, 6/01/24 ......................... 395,000 439,829
GO, 2021, Refunding, AGMC Insured, 5%, 6/01/25 ......................... 455,000 524,164
b
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2020 B-2 , Refunding , Mandatory Put ,
5% , 7/01/27 ...................................................... 5,110,000 6,123,434
State of Maryland , GO , 2017 B , Refunding , 5% , 8/01/26 ......................
12,330,000 14,840,695
Town of Chestertown ,
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/26 ............... 1,035,000 1,211,321
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/27 ............... 1,215,000 1,457,366
Washington Suburban Sanitary Commission ,
Revenue, 2013, Pre-Refunded, 4%, 6/01/28 .............................. 5,500,000 5,810,139
Revenue, 2013, Pre-Refunded, 4%, 6/01/30 .............................. 5,500,000 5,810,138
Revenue, 2013, Pre-Refunded, 4%, 6/01/31 .............................. 5,500,000 5,810,138
47,890,890
Massachusetts 0.5%
b
Massachusetts Development Finance Agency ,
Mass General Brigham, Inc., Revenue, 2017 S-4, Refunding, Mandatory Put, 5%,
1/25/24 ........................................................ 5,000,000 5,494,981

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
b
Massachusetts Development Finance Agency, (continued)
President & Trustees of Williams College, Revenue, 2011 N, Mandatory Put, 0.45%,
7/01/25 ........................................................ $ 1,000,000 $ 994,991
6,489,972
Michigan 0.9%
City of Grand Rapids , Sanitary Sewer System , Revenue , 1998 A , Refunding , BHAC,
AGMC, FGIC Insured , 5.5% , 1/01/22 ................................... 1,100,000 1,104,722
Michigan Finance Authority ,
Henry Ford Health System Obligated Group, Revenue, 2016, Refunding, 5%,
11/15/27 ....................................................... 2,000,000 2,401,441
Tobacco Settlement, Revenue, Senior Lien, 2020 B-1, 2, Refunding, 1.25%, 6/01/30 225,000 225,797
Michigan State Housing Development Authority , Revenue , 2019 A-1 , 1.5% , 10/01/22 .
970,000 971,018
b
Michigan Strategic Fund ,
Consumers Energy Co., Revenue, 2005, Mandatory Put, 0.875%, 10/08/26 ...... 4,350,000 4,344,715
Waste Management of Michigan, Inc., Revenue, 2001, Mandatory Put, 0.58%,
8/01/24 ........................................................ 3,300,000 3,292,168
12,339,861
Minnesota 1.3%
b
City of Brooklyn Center , Brooklyn Center AH I LLLP , Revenue , 2019 , Refunding ,
Mandatory Put , 1.35% , 7/01/22 ....................................... 4,000,000 4,003,465
b
Dakota County Community Development Agency , Eagan AH I LLLP , Revenue , 2020 ,
Mandatory Put , 0.35% , 6/01/23 ....................................... 6,000,000 6,003,266
Farmington Independent School District No. 192 , GO , 2015 C , Refunding , 5% , 2/01/24
6,065,000 6,667,091
Minnesota Higher Education Facilities Authority ,
University of St. Thomas, Revenue, 2019, 5%, 10/01/26 ..................... 1,000,000 1,195,032
University of St. Thomas, Revenue, 2019, 5%, 10/01/27 ..................... 1,000,000 1,223,207
19,092,061
Mississippi 0.2%
b
Mississippi Business Finance Corp. , Waste Management, Inc. , Revenue , 2004 ,
Mandatory Put , 0.7% , 9/01/26 ........................................ 2,500,000 2,464,160
Mississippi Home Corp. ,
d
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 2.75%, 6/01/26 326,937 325,558
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
2.9%, 6/01/26 ................................................... 72,598 72,751
2,862,469
Missouri 0.4%
Missouri Development Finance Board ,
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/22 ............... 350,000 353,791
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/23 ............... 280,000 294,847
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/24 ............... 300,000 327,121
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/25 ............... 500,000 562,033
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/26 ............... 405,000 467,039
City of Independence, Revenue, 2021, Refunding, 5%, 3/01/27 ............... 660,000 779,084
b
St. Charles County Industrial Development Authority , Hidden Valley Housing Partners
LP , Revenue , 2021 , Mandatory Put , 0.27% , 10/01/23 ....................... 3,500,000 3,491,836
6,275,751
Montana 0.4%
b
Montana Facility Finance Authority , Billings Clinic Obligated Group , Revenue , 2018 C ,
Refunding , Mandatory Put , 0.6% , ( SIFMA Municipal Swap Index + 0.55% ), 8/15/23 6,090,000 6,096,465

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nebraska 0.3%
Nebraska Public Power District ,
Revenue, 2021 C, Refunding, 5%, 1/01/23 ............................... $ 1,500,000 $ 1,577,432
Revenue, 2021 C, Refunding, 5%, 1/01/24 ............................... 2,500,000 2,742,345
4,319,777
Nevada 0.7%
Las Vegas Valley Water District ,
GO, 2020 D, Refunding, 5%, 6/01/24 ................................... 1,745,000 1,945,820
GO, 2020 D, Refunding, 5%, 6/01/25 ................................... 2,750,000 3,181,489
b,d
State of Nevada Department of Business & Industry , DesertXpress Enterprises LLC ,
Revenue , 144A, 2020 A , Mandatory Put , 0.25% , 2/01/22 .................... 5,000,000 5,000,162
10,127,471
New Hampshire 0.3%
b
New Hampshire Business Finance Authority , Waste Management, Inc. , Revenue , 2018
A , Refunding , Mandatory Put , 0.425% , ( SIFMA Municipal Swap Index + 0.375% ),
7/01/24 ......................................................... 5,000,000 4,999,875
New Jersey 8.3%
Bergen County Improvement Authority (The) , Revenue , 2020 A , Refunding , 3% ,
8/15/22 ......................................................... 2,500,000 2,547,842
City of Newark ,
GO, 2020 A, Refunding, AGMC Insured, 5%, 10/01/23 ...................... 1,000,000 1,079,059
GO, 2020 A, Refunding, AGMC Insured, 5%, 10/01/24 ...................... 1,000,000 1,116,882
County of Atlantic ,
GO, 2020, 0.375%, 6/01/23 .......................................... 1,730,000 1,731,542
GO, 2020, 0.375%, 6/01/24 .......................................... 1,765,000 1,754,901
GO, 2020, 0.375%, 6/01/25 .......................................... 1,800,000 1,779,140
County of Morris , GO , 2021 , 2% , 2/01/26 .................................
4,215,000 4,444,306
County of Union ,
GO, 2020, 0.5%, 3/01/23 ............................................ 5,215,000 5,224,026
GO, 2020, 0.5%, 3/01/24 ............................................ 5,290,000 5,305,933
Garden State Preservation Trust , Revenue , 2005 A , AGMC Insured , 5.75% , 11/01/28
25,000,000 30,578,915
New Jersey Economic Development Authority ,
Revenue, 1997 A, NATL Insured, 7.425%, 2/15/29 ......................... 3,000,000 3,818,165
e
Revenue, FRN, 2019 A, Refunding, 5.25%, 4/01/28 ........................ 5,000,000 6,261,074
b
New Jersey-American Water Co., Inc., Revenue, 2019 B, Refunding, Mandatory Put,
2.05%, 12/03/29 ................................................. 7,500,000 7,994,570
e
State of New Jersey Department of the Treasury, Revenue, FRN, 2013 I, Refunding,
1.65%, (SIFMA Municipal Swap Index + 1.6%), 3/01/28 .................... 12,170,000 12,317,520
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006 C, AMBAC Insured, Zero Cpn., 12/15/26 .................... 10,000,000 9,390,633
Revenue, 2006 C, BHAC Insured, Zero Cpn., 12/15/27 ...................... 11,110,000 10,330,222
Newark Board of Education ,
GO, 2021, Refunding, 5%, 7/15/22 ..................................... 130,000 133,849
GO, 2021, Refunding, 5%, 7/15/23 ..................................... 300,000 322,469
GO, 2021, Refunding, 5%, 7/15/24 ..................................... 400,000 444,712
State of New Jersey ,
GO, 3%, 6/01/25 .................................................. 2,000,000 2,075,677
GO, 2020 A, 5%, 6/01/29 ............................................ 3,700,000 4,698,235
GO, 2020 A, 4%, 6/01/30 ............................................ 5,000,000 6,080,296
119,429,968
New Mexico 0.3%
b
City of Farmington , Public Service Co. of New Mexico , Revenue , 2010 A , Refunding ,
Mandatory Put , 0.875% , 10/01/26 ..................................... 4,250,000 4,235,600

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York 4.3%
City of New York , GO , 2019 A , Refunding , 5% , 8/01/22 .......................
$ 5,000,000 $ 5,161,317
County of Suffolk , GO , 2018 B , AGMC Insured , 4% , 10/15/28 ..................
4,205,000 4,847,481
Metropolitan Transportation Authority ,
b
Revenue, 2012 G-4, Refunding, Mandatory Put, 0.608%, 11/01/22 ............. 6,205,000 6,221,126
Revenue, 2017 D, Refunding, 5%, 11/15/25 .............................. 3,775,000 4,387,995
Revenue, 2020 A-1, 5%, 2/01/23 ...................................... 8,250,000 8,692,174
b
New York City Housing Development Corp. , Revenue , 2021 H , Mandatory Put , 0.12% ,
3/15/22 ......................................................... 3,800,000 3,795,051
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/24 1,000,000 1,095,182
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 5%, 1/01/25 1,000,000 1,137,101
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 0.95% , 11/15/27
780,000 772,392
New York State Dormitory Authority , Cornell University , Revenue , 2020 A , Refunding ,
5% , 7/01/26 ...................................................... 5,000,000 6,000,041
New York State Energy Research & Development Authority ,
New York State Electric & Gas Corp., Revenue, 1994 D, Refunding, 3.5%, 10/01/29 3,000,000 3,460,919
b
Rochester Gas and Electric Corp., Revenue, 1997 A, Refunding, Mandatory Put, 3%,
7/01/25 ........................................................ 10,000,000 10,732,919
New York State Housing Finance Agency , Revenue , 2020 F , 1.1% , 11/01/26 .......
2,860,000 2,890,507
New York Transportation Development Corp. ,
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/25 ... 500,000 577,030
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/25 ... 2,200,000 2,547,355
62,318,590
North Carolina 0.8%
City of Charlotte , COP , 2013 B , 3% , 6/01/22 ...............................
2,740,000 2,746,314
North Carolina Capital Facilities Finance Agency ,
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/24 .......... 1,200,000 1,346,729
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/25 .......... 1,000,000 1,157,587
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/26 .......... 850,000 1,010,895
North Carolina State University at Raleigh ,
Revenue, 2018, Refunding, 5%, 10/01/26 ................................ 3,000,000 3,621,440
Revenue, 2018, Refunding, 5%, 10/01/27 ................................ 1,500,000 1,861,667
11,744,632
North Dakota 0.7%
Cass County Joint Water Resource District , GO , 2021 A , Refunding , 0.48% , 5/01/24 .
5,000,000 5,003,679
City of Grand Forks ,
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/27 .. 1,125,000 1,375,662
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/28 .. 1,680,000 2,092,206
City of Horace , GO , 2021 B , Refunding , 0.6% , 10/01/23 ......................
1,600,000 1,598,893
10,070,440
Ohio 3.7%
American Municipal Power, Inc. , Revenue , 2009 B , 5.355% , 2/15/24 .............
6,505,000 6,852,581
Buckeye Tobacco Settlement Financing Authority ,
Revenue, Senior Lien, 2020 A-1, 1, Refunding, 1.65%, 6/01/23 ................ 2,500,000 2,535,835
Revenue, Senior Lien, 2020 A-1, 1, Refunding, 1.709%, 6/01/24 ............... 6,225,000 6,318,420
Revenue, Senior Lien, 2020 A-1, 1, Refunding, 1.809%, 6/01/25 ............... 1,850,000 1,868,179
County of Cuyahoga , Revenue , 2020 D , Refunding , 3% , 12/01/21 ...............
9,090,000 9,090,000
Hillsdale Local School District , COP , 2020 , BAM Insured , 4% , 12/01/22 ...........
1,200,000 1,243,733
Ohio Water Development Authority ,
Revenue, 2018, 5%, 6/01/28 ......................................... 7,000,000 8,804,285
Water Pollution Control Loan Fund, Revenue, 2019 A, 5%, 6/01/29 ............. 8,500,000 10,923,845

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Sycamore Community City School District , GO , 2020 , 4% , 12/01/23 .............
$ 2,560,000 $ 2,747,707
Youngstown State University ,
Revenue, 2021, Refunding, AGMC Insured, 4%, 12/15/24 ................... 645,000 714,520
Revenue, 2021, Refunding, AGMC Insured, 4%, 12/15/25 ................... 580,000 659,303
Revenue, 2021, Refunding, AGMC Insured, 4%, 12/15/26 ................... 850,000 987,997
52,746,405
Oklahoma 0.4%
Oklahoma Capitol Improvement Authority , Oklahoma State Regents for Higher
Education , Revenue , 2021 A , 0.453% , 7/01/22 ............................ 575,000 575,443
Oklahoma County Finance Authority , Oklahoma County Independent School District
No. 52 Midwest City-Del City , Revenue , 2018 , 5% , 10/01/22 .................. 1,000,000 1,039,072
Oklahoma State University , Revenue , 2021 A , Refunding , 5% , 9/01/23 ...........
705,000 763,475
Tulsa County Industrial Authority ,
Tulsa County Independent School District No. 11 Owasso, Revenue, 2018, 5%,
9/01/22 ........................................................ 1,500,000 1,552,901
Tulsa County Independent School District No. 11 Owasso, Revenue, 2018, 5%,
9/01/23 ........................................................ 1,170,000 1,263,825
5,194,716
Oregon 0.8%
Deschutes & Jefferson Counties School District No. 2J Redmond , GO , 2021 , 3% ,
6/15/25 ......................................................... 850,000 925,441
Salem-Keizer School District No. 24J , GO , 2018 , 5% , 6/15/25 ..................
2,000,000 2,317,631
State of Oregon ,
GO, 2015 B, Refunding, 5%, 8/01/27 ................................... 2,785,000 3,234,775
Department of Transportation, Revenue, Senior Lien, 2012 A, Refunding, 5%,
11/15/22 ....................................................... 5,000,000 5,231,105
11,708,952
Pennsylvania 4.2%
c
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 2022, Refunding, 5%, 5/01/24 ................................. 150,000 163,246
Revenue, 2022, Refunding, 5%, 5/01/25 ................................. 500,000 560,705
Revenue, 2022, Refunding, 5%, 5/01/26 ................................. 500,000 574,651
Revenue, 2022, Refunding, 5%, 5/01/27 ................................. 590,000 692,872
b
Bethlehem Area School District Authority , Revenue , 2021 A , Refunding , Mandatory
Put , 0.384% , ( SOFR + 0.35% ), 11/01/25 ................................ 2,000,000 2,000,000
b
Delaware Valley Regional Finance Authority , Revenue , 2018 B , Mandatory Put , 0.47% ,
( SIFMA Municipal Swap Index + 0.42% ), 9/01/22 .......................... 2,500,000 2,500,143
b
Geisinger Authority , Geisinger Health System Obligated Group , Revenue , 2014 B ,
Refunding , Mandatory Put , 1.132% , ( 1-month USD LIBOR + 1.07% ), 6/01/24 ..... 10,000,000 10,170,321
b
Lehigh County Industrial Development Authority , PPL Electric Utilities Corp. , Revenue ,
2016 A , Refunding , Mandatory Put , 1.8% , 9/01/22 ......................... 10,000,000 10,098,191
Pennsylvania Economic Development Financing Authority ,
UPMC Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/29 ........... 1,230,000 1,512,559
b
Waste Management, Inc., Revenue, 2021 A, Mandatory Put, 0.45%, 6/03/24 ..... 6,000,000 6,001,750
b
Waste Management, Inc., Revenue, 2021 B, Refunding, Mandatory Put, 1.1%,
11/02/26 ....................................................... 4,000,000 4,016,348
Philadelphia Authority for Industrial Development , City of Philadelphia , Revenue , 1999
B , AMBAC Insured , Zero Cpn., 4/15/24 ................................. 4,100,000 3,976,927
Philadelphia Gas Works Co. ,
Revenue, Sixteenth A, AGMC Insured, 5%, 8/01/25 ........................ 500,000 579,761
Revenue, Sixteenth A, AGMC Insured, 5%, 8/01/26 ........................ 600,000 713,028

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
e
University of Pittsburgh-of the Commonwealth System of Higher Education , Revenue ,
FRN , 2019 , 0.41% , ( SIFMA Municipal Swap Index + 0.36% ), 2/15/24 ........... $ 7,750,000 $ 7,781,052
Westmoreland County Industrial Development Authority ,
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 7/01/22 ...... 300,000 306,287
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 7/01/23 ...... 375,000 395,798
Westmoreland County Municipal Authority , Revenue , 2013 , Pre-Refunded , 5% , 8/15/37
7,895,000 8,527,877
60,571,516
Rhode Island 0.2%
City of Providence ,
GO, 2021 A, Refunding, 5%, 1/15/22 ................................... 400,000 402,111
GO, 2021 A, Refunding, 5%, 1/15/23 ................................... 475,000 497,631
GO, 2021 A, Refunding, 5%, 1/15/24 ................................... 500,000 543,658
GO, 2021 A, Refunding, 5%, 1/15/25 ................................... 500,000 561,865
GO, 2021 A, Refunding, 5%, 1/15/26 ................................... 500,000 577,054
2,582,319
South Carolina 0.8%
d
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3% , 11/01/26 ................................... 805,000 807,723
South Carolina Public Service Authority ,
Revenue, 2021 B, 5%, 12/01/22 ....................................... 1,500,000 1,571,132
Revenue, 2021 B, 5%, 12/01/24 ....................................... 1,750,000 1,986,325
Revenue, D, 2.388%, 12/01/23 ........................................ 6,745,000 6,963,059
11,328,239
South Dakota 0.2%
f
South Dakota Health & Educational Facilities Authority ,
Sanford Obligated Group, Revenue, 2021, Refunding, 0.594%, 11/01/22 ........ 390,000 389,780
Sanford Obligated Group, Revenue, 2021, Refunding, 0.744%, 11/01/23 ........ 710,000 709,136
Sanford Obligated Group, Revenue, 2021, Refunding, 1.225%, 11/01/24 ........ 450,000 449,633
Sanford Obligated Group, Revenue, 2021, Refunding, 1.568%, 11/01/25 ........ 1,695,000 1,695,544
3,244,093
Tennessee 1.8%
City of Memphis ,
GO, 2018, 5%, 6/01/24 ............................................. 6,915,000 7,712,639
GO, 2018, 5%, 6/01/25 ............................................. 7,260,000 8,401,872
GO, 2018, 5%, 6/01/26 ............................................. 7,625,000 9,118,741
Tennessee Energy Acquisition Corp. ,
Revenue, 2021 A, 5%, 11/01/22 ....................................... 175,000 182,317
Revenue, 2021 A, 5%, 11/01/23 ....................................... 250,000 270,869
Revenue, 2021 A, 5%, 11/01/24 ....................................... 250,000 280,480
Revenue, 2021 A, 5%, 11/01/25 ....................................... 350,000 404,865
26,371,783

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 5.2%
Central Texas Turnpike System , Revenue, First Tier , 2002 A , BHAC, AMBAC Insured ,
Zero Cpn., 8/15/27 ................................................. $ 3,280,000 $ 3,109,603
City of Dallas , Waterworks & Sewer System , Revenue , 2015 A , Refunding , 5% ,
10/01/26 ........................................................ 5,000,000 5,862,362
City of Houston , Combined Utility System , Revenue, First Lien , 2018 D , Refunding , 5% ,
11/15/26 ........................................................ 1,000,000 1,212,084
City of Lubbock , GO , 2018 , Refunding , 5% , 2/15/25 .........................
5,150,000 5,889,847
Clifton Higher Education Finance Corp. , IDEA Public Schools , Revenue , 2017 ,
Refunding , PSF Guaranty , 4% , 8/15/22 ................................. 3,200,000 3,285,376
Comal Independent School District , GO , 2017 , PSF Guaranty , 5% , 2/01/22 ........
2,250,000 2,268,097
Cypress-Fairbanks Independent School District , GO , 2013 , Refunding , PSF Guaranty ,
5% , 2/15/22 ...................................................... 7,320,000 7,392,661
Grand Parkway Transportation Corp. , Revenue , 2013 B , Pre-Refunded , 5.25% ,
10/01/51 ........................................................ 27,930,000 30,447,543
Kaufman County Fresh Water Supply District No. 1-D ,
GO, 2021, 2%, 9/01/24 ............................................. 140,000 141,962
GO, 2021, 2%, 9/01/25 ............................................. 145,000 146,928
GO, 2021, 2%, 9/01/26 ............................................. 150,000 151,092
GO, 2021, 2%, 9/01/27 ............................................. 155,000 154,972
State of Texas ,
GO, 2018 B-3, Refunding, 5%, 8/01/24 .................................. 4,750,000 5,343,211
GO, 2018 B-3, Refunding, 5%, 8/01/25 .................................. 2,000,000 2,331,727
GO, 2018 B-3, Refunding, 5%, 8/01/26 .................................. 2,000,000 2,406,226
Texas Water Development Board , State Revolving Fund , Revenue , 2018 , 5% , 8/01/27
4,200,000 5,189,943
75,333,634
Utah 0.5%
City of Salt Lake City ,
Airport, Revenue, 2021 A, 5%, 7/01/24 .................................. 1,000,000 1,112,137
Airport, Revenue, 2021 A, 5%, 7/01/25 .................................. 1,300,000 1,496,241
Airport, Revenue, 2021 A, 5%, 7/01/26 .................................. 2,250,000 2,664,154
South Valley Water Reclamation Facility , Revenue , 2018 , AGMC Insured , 5% , 2/15/23
1,225,000 1,293,503
Utah Infrastructure Agency , Revenue , 2021 , 3% , 10/15/23 .....................
475,000 496,504
7,062,539
Virginia 1.2%
Virginia College Building Authority , Revenue , 2012 A , Pre-Refunded , 4% , 2/01/29 ...
15,375,000 15,472,445
Virginia Small Business Financing Authority ,
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/22 ... 240,000 245,452
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/23 ... 300,000 313,173
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/24 ... 220,000 233,901
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/25 ... 230,000 248,262
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 3%, 12/01/26 ... 235,000 256,653
16,769,886
Washington 4.8%
Auburn School District No. 408 of King & Pierce Counties ,
GO, 2018, 5%, 12/01/27 ............................................. 1,700,000 2,121,215
GO, 2018, 5%, 12/01/28 ............................................. 3,300,000 4,134,660
Clark County School District No. 37 Vancouver ,
GO, 2021, 4%, 12/01/21 ............................................. 2,250,000 2,250,000
GO, 2021, 4%, 12/01/22 ............................................. 3,575,000 3,710,775

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
f
County of King , GO , 2021 C , 0.61% , 12/01/23 .............................. $ 10,000,000 $ 9,999,200
Energy Northwest , Bonneville Power Administration , Revenue , 2018 A , Refunding , 5% ,
7/01/23 ......................................................... 5,000,000 5,372,456
King County School District No. 410 Snoqualmie Valley , GO , 2017 , Refunding , 5% ,
12/01/21 ........................................................ 2,455,000 2,455,000
King County School District No. 414 Lake Washington , GO , 2020 , 4% , 12/01/21 ....
1,415,000 1,415,000
Spokane County School District No. 354 Mead ,
GO, 2018, 4%, 12/01/32 ............................................. 1,150,000 1,341,323
GO, 2018, 5%, 12/01/33 ............................................. 1,500,000 1,863,639
Spokane County School District No. 356 Central Valley , GO , 2018 , 4% , 12/01/31 ....
8,295,000 9,741,930
State of Washington ,
GO, 2012 D, Pre-Refunded, 5%, 2/01/34 ................................ 6,545,000 6,597,201
GO, R-2012D, Refunding, 5%, 7/01/23 .................................. 7,340,000 7,541,970
GO, R-2015 D, Refunding, 5%, 7/01/28 ................................. 3,985,000 4,518,230
b
University of Washington , Revenue , 2019 A , Mandatory Put , 5% , 5/01/22 ......... 5,000,000 5,013,176
d
Washington Health Care Facilities Authority , Seattle Cancer Care Alliance Obligated
Group , Revenue , 144A, 2021 , 5% , 12/01/31 .............................. 280,000 363,112
68,438,887
West Virginia 0.1%
b
West Virginia Economic Development Authority , Appalachian Power Co. , Revenue ,
2010 A , Refunding , Mandatory Put , 0.625% , 12/15/25 ...................... 1,000,000 992,001
Wisconsin 0.4%
City of Fond Du Lac , GO , 2017 B , Refunding , 2% , 4/01/22 .....................
1,000,000 1,005,919
Public Finance Authority ,
2017 IAVF Rubix LLC, Revenue, 2020 A, 2.75%, 12/01/25 ................... 680,351 689,418
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/26 .......... 150,000 165,768
f
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/25 ........................................... 285,000 318,533
f
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/26 ........................................... 300,000 341,423
d
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 B, 4.25%, 6/01/25 2,507,000 2,483,675
5,004,736
Wyoming 0.1%
County of Laramie ,
Cheyenne Regional Medical Center, Revenue, 2021, Refunding, 4%, 5/01/23 ..... 800,000 841,296
Cheyenne Regional Medical Center, Revenue, 2021, Refunding, 4%, 5/01/27 ..... 550,000 637,353
1,478,649
U.S. Territories 0.1%
Puerto Rico 0.1%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/22 .. 150,000 153,896
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/23 .. 100,000 106,757
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/25 .. 195,000 222,354
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/27 .. 450,000 540,635
1,023,642
Total U.S. Territories .................................................................... 1,023,642
Total Municipal Bonds (Cost $1,143,302,535) ...................................
1,170,481,172
Total Long Term Investments (Cost $1,177,203,485) .............................
1,205,763,172
a
a a a a

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

Short Term Investments 17.3%
a a
Principal
Amount
a
Value
Municipal Bonds 17.3%
Arizona 1.0%
g
Arizona Health Facilities Authority , Banner Health Obligated Group , Revenue , 2015 C ,
LOC Bank of America NA , Daily VRDN and Put , 0.04% , 1/01/46 ............... $ 3,500,000 $ 3,500,000
g
Arizona Industrial Development Authority , Phoenix Children's Hospital , Revenue , 2019
A , Refunding , LOC JPMorgan Chase Bank NA , Daily VRDN and Put , 0.04% , 2/01/48 9,400,000 9,400,000
12,900,000
California 0.4%
g
University of California , Revenue , 2013 AL-2 , Refunding , Daily VRDN and Put , 0.02% ,
5/15/48 ......................................................... 5,400,000 5,400,000
Colorado 1.0%
g
City & County of Denver ,
COP, 2008 A-1, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
0.04%, 12/01/29 ................................................. 3,500,000 3,500,000
COP, 2008 A-2, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
0.04%, 12/01/29 ................................................. 3,650,000 3,650,000
COP, 2008 A-3, Refunding, SPA JPMorgan Chase Bank NA, Daily VRDN and Put,
0.04%, 12/01/31 ................................................. 7,830,000 7,830,000
14,980,000
Florida 2.1%
g
City of Jacksonville , Florida Power & Light Co. , Revenue , 1995 , Refunding , Daily
VRDN and Put , 0.05% , 5/01/29 ....................................... 6,000,000 6,000,000
g
County of Martin , Florida Power & Light Co. , Revenue , 2000 , Refunding , Daily VRDN
and Put , 0.04% , 7/15/22 ............................................. 25,000,000 25,000,000
31,000,000
Maryland 2.0%
g
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 0.04% ,
11/01/37 ........................................................ 13,050,000 13,050,000
g
Maryland Health & Higher Educational Facilities Authority , University of Maryland
Medical System Obligated Group , Revenue , 2008 D , LOC TD Bank NA , Daily VRDN
and Put , 0.03% , 7/01/41 ............................................. 16,240,000 16,240,000
29,290,000
Michigan 0.3%
g
University of Michigan , Revenue , 2012 D-1 , Daily VRDN and Put , 0.01% , 12/01/24 ..
5,120,000 5,120,000
Minnesota 1.2%
g
City of Minneapolis St. Paul Housing & Redevelopment Authority ,
Allina Health Obligated Group, Revenue, 2009 B-1, LOC JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.04%, 11/15/35 ................................. 6,000,000 6,000,000
Allina Health Obligated Group, Revenue, B-2, LOC JPMorgan Chase Bank NA, Daily
VRDN and Put, 0.04%, 11/15/35 ..................................... 10,920,000 10,920,000
16,920,000
Missouri 0.6%
g
Health & Educational Facilities Authority of the State of Missouri , Washington University
(The) , Revenue , 2000 B , SPA JPMorgan Chase Bank NA , Daily VRDN and Put ,
0.04% , 3/01/40 ................................................... 8,300,000 8,300,000

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 200 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
New York 3.6%
g
City of New York , GO , 2006 I , SPA State Street Bank & Trust Co. , Daily VRDN and Put ,
0.03% , 4/01/36 ................................................... $ 4,600,000 $ 4,600,000
g
Metropolitan Transportation Authority , Dedicated Tax Fund , Revenue , 2008 A-1 ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 0.03% , 11/01/31 ........... 3,615,000 3,615,000
g
New York City ,
Water & Sewer System, Revenue, 2014 AA-1, SPA JPMorgan Chase Bank NA, Daily
VRDN and Put, 0.04%, 6/15/50 ...................................... 7,800,000 7,800,000
Water & Sewer System, Revenue, BB 1B, SPA State Street Bank & Trust Co., Daily
VRDN and Put, 0.02%, 6/15/49 ...................................... 7,200,000 7,200,000
g
New York City Transitional Finance Authority ,
Future Tax Secured, Revenue, 2013 C-4, Refunding, SPA JPMorgan Chase Bank
NA, Daily VRDN and Put, 0.04%, 11/01/36 ............................. 4,500,000 4,500,000
Future Tax Secured, Revenue, 2019 B-4, SPA JPMorgan Chase Bank NA, Daily
VRDN and Put, 0.04%, 8/01/42 ...................................... 19,000,000 19,000,000
g
Triborough Bridge & Tunnel Authority ,
Revenue, 2001 C, Refunding, LOC State Street Bank & Trust Co., Daily VRDN and
Put, 0.03%, 1/01/32 .............................................. 3,100,000 3,100,000
Revenue, 2005 B-3, Refunding, LOC State Street Bank & Trust Co., Daily VRDN and
Put, 0.02%, 1/01/32 .............................................. 1,200,000 1,200,000
51,015,000
North Carolina 0.3%
g
North Carolina Medical Care Commission , Moses H Cone Memorial Hospital Obligated
Group , Revenue , 2001 B , SPA Bank of Montreal , Daily VRDN and Put , 0.02% ,
10/01/35 ........................................................ 3,600,000 3,600,000
Oregon 0.3%
g
Oregon State Facilities Authority , PeaceHealth Obligated Group , Revenue , 2018 B ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 0.03% , 8/01/34 ............ 2,000,000 2,000,000
g
State of Oregon , GO , 2020 J , Refunding , SPA US Bank NA , Daily VRDN and Put ,
0.02% , 6/01/39 ................................................... 3,100,000 3,100,000
5,100,000
Tennessee 2.6%
g
Shelby County Health Educational & Housing Facilities Board , Methodist Le Bonheur
Healthcare Obligated Group , Revenue , 2008 A , AGMC Insured , SPA US Bank NA ,
Daily VRDN and Put , 0.02% , 6/01/42 ................................... 37,260,000 37,260,000
Virginia 1.9%
g
Albermarle County Economic Development Authority , Sentara Healthcare Obligated
Group , Revenue , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.04% ,
10/01/48 ........................................................ 27,225,000 27,225,000
g
Virginia College Building Authority , University of Richmond , Revenue , 2006 , SPA Wells
Fargo Bank NA , Daily VRDN and Put , 0.03% , 11/01/36 ...................... 500,000 500,000
27,725,000
Total Municipal Bonds (Cost $248,610,000) .....................................
248,610,000
Total Short Term Investments (Cost $248,610,000 ) ...............................
248,610,000
a
Total Investments (Cost $1,425,813,485) 101.1% ................................
$1,454,373,172
Other Assets, less Liabilities (1.1)% ...........................................
(16,115,756)
Net Assets 100.0% ...........................................................
$1,438,257,416

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Federal Limited-Term Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

†
Rounds to less than 0.1% of net assets.
a
See Note 5 regarding investments in affiliated management investment companies.
b
The maturity date shown represents the mandatory put date.
c
Security purchased on a when-issued basis.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2021, the aggregate value of these securities was $16,827,738, representing 1.2% of net assets.
e
The coupon rate shown represents the rate at period end.
f
A portion or all of the security purchased on a delayed delivery basis.
g
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2021
Franklin Georgia Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.9%
Florida 0.6%
Capital Trust Agency, Inc. , Revenue , 2021 A-1 , 3.75% , 12/01/36 ................
$ 2,592,000 $ 2,597,910
Georgia 94.1%
Athens Housing Authority ,
UGAREF East Campus Housing Phase II LLC, Revenue, 2017, Refunding, 5%,
6/15/36 ........................................................ 2,390,000 2,874,716
UGAREF East Campus Housing Phase II LLC, Revenue, 2017, Refunding, 4%,
6/15/40 ........................................................ 5,000,000 5,614,451
Atlanta & Fulton County Recreation Authority , City of Atlanta Park Tax , Revenue , 2014
A , Refunding , 5% , 12/01/35 .......................................... 3,530,000 3,996,524
Atlanta Development Authority (The) ,
City of Atlanta Hotel Motel Tax, Revenue, 2015 A-1, 5.25%, 7/01/40 ............ 7,750,000 8,900,595
City of Atlanta Hotel Motel Tax, Revenue, 2015 A-1, 5.25%, 7/01/44 ............ 3,000,000 3,443,293
Piedmont Ellis LLC, Revenue, 2013, Pre-Refunded, 5%, 9/01/32 .............. 2,000,000 2,162,510
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/26 .. 2,555,000 2,882,403
Auburn Urban Redevelopment Agency ,
City of Auburn, Revenue, 2020, BAM Insured, 4%, 10/01/45 .................. 1,000,000 1,179,855
City of Auburn, Revenue, 2020, BAM Insured, 4%, 10/01/50 .................. 1,000,000 1,173,511
Bainbridge Public Facilities Authority , County of Decatur , Revenue , 2018 , AGMC
Insured , 4% , 3/01/43 ............................................... 4,000,000 4,561,725
a
Baldwin County Hospital Authority ,
Oconee Regional Medical Center Obligated Group, Revenue, 1998, 5.25%, 12/01/22 2,500,000 25
Oconee Regional Medical Center Obligated Group, Revenue, 1998, 5.375%,
12/01/28 ....................................................... 2,000,000 20
Bibb County Development Authority , Macon State College Foundation Real Estate LLC ,
Revenue , 2012 , AGMC Insured , 5% , 7/01/40 ............................. 5,000,000 5,131,830
Bleckley County School District , GO , 2020 , 5% , 10/01/42 .....................
2,055,000 2,653,399
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 6,000,000 6,951,284
Carroll City-County Hospital Authority ,
Tanner Medical Center, Inc. Obligated Group, Revenue, 2015, 5%, 7/01/41 ...... 2,000,000 2,288,152
Tanner Medical Center, Inc. Obligated Group, Revenue, 2020, Refunding, 4%,
7/01/45 ........................................................ 1,250,000 1,482,042
Tanner Medical Center, Inc. Obligated Group, Revenue, 2020, Refunding, 4%,
7/01/50 ........................................................ 1,500,000 1,762,578
Carrollton Payroll Development Authority , UWG Athletic Complex LLC , Revenue , 2014 ,
Refunding , AGMC Insured , 5% , 6/15/37 ................................. 3,140,000 3,582,047
City of Atlanta ,
Tax Allocation, 2016 B, Refunding, 5%, 1/01/31 ........................... 1,780,000 2,102,155
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014 A, Refunding, 5%,
1/01/33 ........................................................ 4,005,000 4,374,803
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2014 A, Refunding, 5%,
1/01/34 ........................................................ 3,250,000 3,547,249
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2019 D, 4%, 7/01/36 ..... 4,500,000 5,242,829
Department of Aviation, Revenue, 2021 B, Refunding, 5%, 7/01/37 ............. 1,480,000 1,954,166
Department of Aviation, Revenue, 2021 C, Refunding, 5%, 7/01/37 ............. 1,500,000 1,941,651
Water & Wastewater, Revenue, 2001 A, AGMC, NATL RE Insured, 5.5%, 11/01/27 . 5,000,000 5,946,006
Water & Wastewater, Revenue, 2015, Pre-Refunded, 5%, 11/01/43 ............ 10,000,000 11,550,523
Water & Wastewater, Revenue, 2018 B, Refunding, 5%, 11/01/47 .............. 5,000,000 6,138,718
Water & Wastewater, Revenue, 2019, Refunding, 4%, 11/01/38 ............... 1,450,000 1,739,055

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
City of Baldwin , Water & Sewerage , Revenue , 2021 , Refunding , BAM Insured , 3% ,
6/01/46 ......................................................... $ 1,835,000 $ 1,986,968
City of Buford , GO , 2017 C , Refunding , 4% , 1/01/43 .........................
5,000,000 5,704,825
City of Cartersville , Water & Sewer , Revenue , 2018 , Refunding , 5% , 6/01/48 .......
4,000,000 4,988,979
City of Columbus , Water & Sewerage , Revenue , 2014 A , Pre-Refunded , 5% , 5/01/33
1,030,000 1,146,100
City of Dalton , GO , 2018 , 5% , 2/01/48 ....................................
3,000,000 3,706,875
City of Monroe , Combined Utility , Revenue , 2020 , AGMC Insured , 4% , 12/01/50 ....
1,500,000 1,766,171
City of Warner Robins , Water & Sewerage , Revenue , 2020 , Refunding , 4% , 7/01/45 .
1,000,000 1,183,879
Cobb County Kennestone Hospital Authority ,
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 5%, 4/01/38 375,000 474,834
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/39 425,000 501,564
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 5%, 4/01/40 400,000 504,710
WellStar Health System Obligated Group, Revenue, 2020 B, Refunding, 4%, 4/01/41 375,000 439,890
County of DeKalb ,
Water & Sewerage, Revenue, 2006 B, Refunding, AGMC Insured, 5%, 10/01/35 .. 10,655,000 12,749,265
Water & Sewerage, Revenue, 2011 A, 5.25%, 10/01/41 ..................... 4,225,000 4,242,460
County of Fulton ,
GO, 2017, 4%, 7/01/40 ............................................. 5,000,000 5,780,706
Water & Sewerage, Revenue, 2020 A, 3%, 1/01/45 ........................ 5,000,000 5,422,311
County of Oconee , GO , 2021 , 4% , 1/01/32 ................................
1,000,000 1,237,424
County of Rockdale ,
Stormwater System, Revenue, 2021, 4%, 7/01/36 ......................... 500,000 607,565
Stormwater System, Revenue, 2021, 4%, 7/01/41 ......................... 500,000 600,894
Coweta County Water & Sewage Authority ,
Revenue, 2019, Pre-Refunded, 4%, 6/01/39 .............................. 1,500,000 1,829,955
Revenue, 2021 B, 3%, 6/01/43 ........................................ 820,000 903,552
Revenue, 2021 B, 3%, 6/01/46 ........................................ 1,000,000 1,094,580
Dalton Whitfield County Joint Development Authority , Hamilton Health Care System
Obligated Group , Revenue , 2017 , 4% , 8/15/41 ............................ 3,000,000 3,387,970
Decatur Urban Redevelopment Agency , Revenue , 2013 A , Pre-Refunded , 5% , 1/01/38
6,195,000 6,516,879
DeKalb Newton & Gwinnett Counties Joint Development Authority , GGCF Athletic
Fields LLC , Revenue , 2012 A , AGMC Insured , 5% , 7/01/39 .................. 5,000,000 5,136,378
Development Authority for Fulton County ,
Georgia Tech Facilities, Inc., Revenue, 2018, 4%, 3/01/43 ................... 2,000,000 2,318,224
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2014 A, Refunding, 5%,
7/01/44 ........................................................ 10,000,000 11,072,384
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2019 A, 4%, 7/01/49 ...... 5,000,000 5,758,246
WellStar Health System Obligated Group, Revenue, 2017, 5%, 4/01/47 ......... 1,000,000 1,189,851
WellStar Health System Obligated Group, Revenue, 2020 A, 4%, 4/01/50 ........ 4,000,000 4,584,560
Development Authority of Burke County (The) , Oglethorpe Power Corp. , Revenue ,
2017 , Refunding , 4.125% , 11/01/45 .................................... 6,000,000 6,814,496
Development Authority of Cobb County (The) ,
Georgia Tech Cobb Research Campus LLC, Revenue, 2017 A, 4%, 6/01/42 ...... 1,600,000 1,832,936
Kennesaw State University Real Estate Obligated Group 2015 ABC, Revenue, Senior
Lien, 2015 A, Refunding, 5%, 7/15/38 ................................. 2,000,000 2,291,586
KSU 2020 Housing Real Estate Foundation LLC, Revenue, 2020, 4%, 7/15/52 .... 5,720,000 6,590,726
KSU SRAC Real Estate Foundation LLC, Revenue, 2013, 5%, 7/15/35 .......... 2,500,000 2,566,696
KSU SRAC Real Estate Foundation LLC, Revenue, 2013, 5%, 7/15/38 .......... 2,500,000 2,567,151
KSU University II Real Estate Foundation LLC, Revenue, 2021, Refunding, 4%,
7/15/34 ........................................................ 1,000,000 1,201,926
University System of Georgia, Revenue, 2020 C, 4%, 7/15/52 ................ 2,000,000 2,287,466
Development Authority of Gwinnett County ,
Gwinnett County School District, COP, 2006, NATL Insured, 5.25%, 1/01/22 ...... 3,000,000 3,012,497
Gwinnett County School District, COP, 2006, NATL Insured, 5.25%, 1/01/24 ...... 2,000,000 2,204,235

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Etowah Water & Sewer Authority ,
Revenue, 2019, Refunding, BAM Insured, 4%, 3/01/36 ...................... $ 1,450,000 $ 1,694,532
Revenue, 2019, Refunding, BAM Insured, 3%, 3/01/44 ...................... 1,250,000 1,343,955
Floyd County Hospital Authority , Floyd Obligated Group , Revenue , 2016 , Pre-
Refunded , 4% , 7/01/43 ............................................. 7,735,000 8,879,891
Forsyth County School District , GO , 2018 , 5% , 2/01/38 .......................
2,650,000 3,295,178
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 6,000,000 6,414,731
Gainesville & Hall County Hospital Authority ,
Northeast Georgia Health System Obligated Group, Revenue, 2017 A, Refunding,
5%, 2/15/42 .................................................... 7,000,000 8,348,819
Northeast Georgia Health System Obligated Group, Revenue, 2020 A, Refunding,
4%, 2/15/45 .................................................... 5,000,000 5,745,260
Northeast Georgia Health System Obligated Group, Revenue, 2021 A, 4%, 2/15/46 5,000,000 5,819,946
Gainesville School District , GO , 2020 , 4% , 11/01/42 .........................
1,000,000 1,207,736
Georgia Higher Education Facilities Authority , USG Real Estate Foundation III LLC ,
Revenue , 2020 , Refunding , 4% , 6/15/41 ................................. 2,305,000 2,707,030
Georgia Housing & Finance Authority ,
Revenue, 2013 A, 3.8%, 12/01/37 ..................................... 5,000,000 5,089,785
Revenue, 2018 A, 3.85%, 12/01/38 .................................... 5,600,000 5,879,105
Revenue, 2018 A, 3.95%, 12/01/43 .................................... 1,210,000 1,262,171
Revenue, 2019 A, Refunding, 3.7%, 6/01/49 .............................. 4,850,000 5,216,081
Georgia Ports Authority , Revenue , 2021 , 4% , 7/01/51 ........................
3,250,000 3,881,956
Georgia State Road & Tollway Authority , Revenue , 2020 , 5% , 6/01/32 ............
3,315,000 4,332,854
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 5,000,000 5,904,575
Gwinnett County School District ,
GO, 2019, 5%, 2/01/41 ............................................. 3,000,000 3,780,819
GO, 2021, 5%, 2/01/32 ............................................. 3,150,000 4,217,759
GO, 2021, 4%, 2/01/37 ............................................. 5,000,000 6,180,834
Henry County School District , GO , 2016 , Pre-Refunded , 4% , 8/01/33 .............
5,000,000 5,782,332
Hogansville Ga Combined Public Utility System , Revenue , 1993 , Refunding , AGMC
Insured , 6% , 10/01/23 .............................................. 980,000 1,080,635
Lawrenceville Building Authority , City of Lawrenceville , Revenue , 2015 , 5% , 4/01/35 .
2,270,000 2,591,555
Macon Water Authority , Revenue , 2015 , 4% , 10/01/35 ........................
2,810,000 3,206,646
Main Street Natural Gas, Inc. ,
Revenue, 2007 A, 5.5%, 9/15/27 ...................................... 5,000,000 6,201,869
Revenue, 2019 A, 5%, 5/15/38 ........................................ 2,500,000 3,539,750
Metropolitan Atlanta Rapid Transit Authority , Revenue , 2015 B , 5% , 7/01/45 ........
5,000,000 5,957,824
Monroe County Public Facilities Authority , County of Monroe , Revenue , 2020 , 4% ,
6/01/42 ......................................................... 1,000,000 1,172,518
Moultrie-Colquitt Counties Development Authority , Philadelphia College of Osteopathic
Medicine Obligated Group , Revenue , 2018 , 5% , 12/01/43 ................... 4,815,000 5,888,754
Municipal Electric Authority of Georgia ,
Revenue, 2019 A, AGMC Insured, 4%, 1/01/44 ............................ 5,000,000 5,701,266
Revenue, 2020 A, Refunding, 5%, 1/01/50 ............................... 3,500,000 4,384,393
Revenue, 2021 A, Refunding, 4%, 1/01/46 ............................... 330,000 373,579
Revenue, 2021 A, Refunding, 4%, 1/01/51 ............................... 425,000 477,896
Revenue, 2021 A, Refunding, 5%, 1/01/56 ............................... 750,000 908,817
Revenue, GG, Refunding, 5%, 1/01/39 .................................. 7,000,000 7,323,889
Municipal Gas Authority of Georgia ,
Revenue, S, Refunding, 5%, 10/01/25 .................................. 2,500,000 2,594,113
Revenue, S, Refunding, 5%, 10/01/26 .................................. 2,500,000 2,594,215

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Paulding County Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2012 A , 5% , 4/01/42 ........................................ $ 3,500,000 $ 3,550,657
Pierce County School District , GO , 2017 , 4% , 1/01/43 ........................
3,725,000 4,287,095
Private Colleges & Universities Authority ,
Corp. of Mercer University (The), Revenue, 2021, Refunding, 4%, 10/01/50 ...... 5,400,000 6,286,069
Emory University, Revenue, 2013 A, 5%, 10/01/43 ......................... 5,000,000 5,360,109
Emory University, Revenue, 2019 B, Refunding, 5%, 9/01/48 ................. 4,000,000 5,015,961
Pulaski County School District , GO , 2020 , 4% , 10/01/42 ......................
1,000,000 1,205,914
Richmond County Hospital Authority , University Health Services Obligated Group ,
Revenue , 2016 , Refunding , 4% , 1/01/35 ................................. 8,000,000 8,936,146
Sandy Springs Public Facilities Authority , City of Sandy Springs , Revenue , 2015 , Pre-
Refunded , 5% , 5/01/41 ............................................. 3,000,000 3,582,645
Savannah Hospital Authority , St. Joseph's/Candler Health System Obligated Group ,
Revenue , 2019 A , Refunding , 4% , 7/01/43 ............................... 10,000,000 11,471,007
Sinclair Water Authority , Revenue , 2019 , Refunding , AGMC Insured , 5% , 4/01/48 ...
2,000,000 2,474,324
State of Georgia ,
GO, 2017 A, 4%, 2/01/36 ............................................ 5,000,000 5,730,706
GO, 2018 A, 4%, 7/01/36 ............................................ 5,000,000 5,924,189
Worth County School District , GO , 2017 , 5% , 12/01/42 .......................
5,000,000 6,114,757
454,308,476
Illinois 0.3%
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 1,000,000 1,169,944
GO, 2021 A, 5%, 3/01/37 ............................................ 250,000 316,517
1,486,461
New Jersey 0.3%
New Jersey Transportation Trust Fund Authority , Revenue , 2020 AA , 5% , 6/15/37 ...
1,220,000 1,545,699
New York 0.7%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/46 ..........
3,000,000 3,434,762
Wisconsin 0.6%
b
Public Finance Authority , Affordable Housing Preservation Corp. Obligated Group ,
Revenue , 144A, 2021 , 5.25% , 12/01/22 ................................. 3,100,000 3,100,000
U.S. Territories 2.3%
Puerto Rico 2.3%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 560,000 607,302
a
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 2,270,000 2,241,625
Puerto Rico Highway & Transportation Authority ,
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/32 ................... 4,800,000 5,321,037
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,450,000 1,575,521
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 1,100,000 1,199,441
10,944,926
Total U.S. Territories .................................................................... 10,944,926
Total Municipal Bonds (Cost $449,675,947) .....................................
477,418,234
a a a a

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Georgia Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 200 .
Short Term Investments 0.5%
a a
Principal
Amount
a
Value
Municipal Bonds 0.5%
Georgia 0.5%
c
Athens-Clarke County Unified Government Development Authority , University of
Georgia Athletic Association, Inc. , Revenue , 2005 B , LOC Wells Fargo Bank NA ,
Daily VRDN and Put , 0.02% , 7/01/35 ................................... $ 2,500,000 $ 2,500,000
Total Municipal Bonds (Cost $2,500,000) .......................................
2,500,000
Total Short Term Investments (Cost $2,500,000 ) .................................
2,500,000
a
Total Investments (Cost $452,175,947) 99.4% ...................................
$479,918,234
Other Assets, less Liabilities 0.6% .............................................
2,751,818
Net Assets 100.0% ...........................................................
$482,670,052
a
Defaulted security or security for which income has been deemed uncollectible.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2021, the value of this security was $3,100,000, representing 0.6% of net assets.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2021
Franklin High Yield Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Shares
a
Value
a
Management Investment Companies 0.6%
Capital Markets 0.6%
a
Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF .......... 1,605,000 $ 43,030,050
Total Management Investment Companies (Cost $41,833,738) ....................
43,030,050
Principal
Amount
a a a a
Corporate Bonds 0.1%
Commercial Services & Supplies 0.1%
b
CalPlant I LLC ,
c
21A, Senior Secured Note, 144A, 9.5%, 10/12/22 .......................... $ 1,920,000 1,920,000
21B, Senior Secured Note, 144A, 9.5%, 10/12/22 .......................... 7,205,000 7,205,000
9,125,000
Total Corporate Bonds (Cost $9,125,000) .......................................
9,125,000
Municipal Bonds 98.4%
Alabama 2.5%
County of Jefferson ,
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/28 .................... 7,350,000 5,265,039
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/29 .................... 13,465,000 8,886,532
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/30 .................... 19,050,000 11,567,072
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/31 .................... 24,845,000 13,863,254
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/32 .................... 30,825,000 15,843,991
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/33 .................... 35,700,000 16,935,787
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/34 .................... 28,020,000 12,235,272
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/35 .................... 15,000,000 6,035,186
Sewer, Revenue, Sub. Lien, 2013 E, Zero Cpn., 10/01/36 .................... 12,425,000 4,592,643
Sewer, Revenue, Sub. Lien, 2013 F, Zero Cpn., 10/01/39 .................... 75,000,000 77,531,183
Selma Industrial Development Board , International Paper Co. , Revenue , 2011 A ,
5.375% , 12/01/35 .................................................. 3,250,000 3,262,078
176,018,037
Arizona 1.8%
Arizona Industrial Development Authority ,
b
Doral Academy of Northern Nevada Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/15/41 ............................................ 265,000 292,997
Great Lakes Senior Living Communities LLC, Revenue, Second Tier, 2019 B,
5.125%, 1/01/54 ................................................. 3,005,000 2,845,433
Industrial Development Authority of the City of Phoenix (The) ,
Downtown Phoenix Student Housing II LLC, Revenue, 2019 A, 5%, 7/01/54 ...... 1,335,000 1,579,316
Downtown Phoenix Student Housing LLC, Revenue, 2018 A, Refunding, 5%, 7/01/42 1,000,000 1,179,372
b
Industrial Development Authority of the County of Pima (The) ,
American Leadership Academy, Inc., Revenue, 144A, 2017, 5%, 6/15/47 ........ 5,450,000 5,587,179
American Leadership Academy, Inc., Revenue, 144A, 2019, Refunding, 5%, 6/15/49 1,235,000 1,303,671
d
American Leadership Academy, Inc., Revenue, 144A, 2022, Refunding, 4%, 6/15/51 4,000,000 4,114,686
d
American Leadership Academy, Inc., Revenue, 144A, 2022, Refunding, 4%, 6/15/57 4,500,000 4,600,327
La Paz County Industrial Development Authority ,
Harmony Public Schools, Revenue, 2018 A, 5%, 2/15/38 .................... 1,000,000 1,172,443
Harmony Public Schools, Revenue, 2018 A, 5%, 2/15/48 .................... 1,000,000 1,157,534
b
Maricopa County Industrial Development Authority ,
Arizona Autism Charter Schools Obligated Group, Revenue, 144A, 2021 A, 4%,
7/01/41 ........................................................ 370,000 408,635
Arizona Autism Charter Schools Obligated Group, Revenue, 144A, 2021 A, 4%,
7/01/51 ........................................................ 545,000 593,656
Arizona Autism Charter Schools Obligated Group, Revenue, 144A, 2021 A, 4%,
7/01/61 ........................................................ 2,625,000 2,825,742

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
b
Maricopa County Industrial Development Authority, (continued)
Benjamin Franklin Charter School Obligated Group, Revenue, 144A, 2018 A, 6%,
7/01/38 ........................................................ $ 5,000,000 $ 6,062,432
Benjamin Franklin Charter School Obligated Group, Revenue, 144A, 2018 A, 6%,
7/01/52 ........................................................ 10,000,000 11,910,726
Salt Verde Financial Corp. ,
Revenue, 2007-1, 5.25%, 12/01/25 .................................... 6,000,000 6,995,737
Revenue, 2007-1, 5.5%, 12/01/29 ..................................... 11,105,000 14,413,597
b
Sierra Vista Industrial Development Authority ,
Georgetown Community Development Authority, Revenue, 144A, 2021 A, Zero Cpn.,
10/01/56 ....................................................... 18,880,000 15,682,087
Georgetown Community Development Authority, Revenue, 144A, 2021 B, 6.25%,
10/01/36 ....................................................... 3,945,000 3,922,649
Tempe Industrial Development Authority ,
b
Mirabella at ASU, Inc., Revenue, 144A, 2017 A, 6%, 10/01/37 ................ 1,900,000 2,105,132
b
Mirabella at ASU, Inc., Revenue, 144A, 2017 A, 6.125%, 10/01/47 ............. 4,850,000 5,333,219
b
Mirabella at ASU, Inc., Revenue, 144A, 2017 A, 6.125%, 10/01/52 ............. 2,800,000 3,071,446
Tempe Life Care Village Obligated Group, Revenue, 2019, 5%, 12/01/50 ........ 4,300,000 4,820,378
Tempe Life Care Village Obligated Group, Revenue, 2019, 5%, 12/01/54 ........ 8,000,000 8,952,176
Tempe Life Care Village Obligated Group, Revenue, 2021 A, Refunding, 4%,
12/01/46 ....................................................... 2,500,000 2,725,348
Tempe Life Care Village Obligated Group, Revenue, 2021 B, 4%, 12/01/56 ....... 2,130,000 2,288,022
Yuma County Industrial Development Authority , Far West Water & Sewer, Inc. ,
Revenue , 2007 A , Refunding , 6.375% , 12/01/37 ........................... 14,200,000 14,198,792
130,142,732
California 18.6%
Alvord Unified School District , GO , 2011 B , AGMC Insured , Zero Cpn., 8/01/41 .....
30,750,000 17,674,353
b
California Community Housing Agency ,
Revenue, 144A, 2021 A-2, 4%, 2/01/50 ................................. 5,000,000 5,069,255
Revenue, Junior Lien, 144A, 2021 A, 4%, 8/01/51 ......................... 10,000,000 10,051,402
Annadel Apartments, Revenue, 144A, 2019 A, 5%, 4/01/49 .................. 10,800,000 11,824,339
Aster Apartments, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 2/01/43 .......... 8,995,000 9,436,042
Brio Apartments & Next on Lex Apartments, Revenue, 144A, 2021 A-2, 4%, 8/01/47 12,500,000 12,801,859
Brio Apartments & Next on Lex Apartments, Revenue, Senior Lien, 144A, 2021 A-1,
4%, 2/01/56 .................................................... 12,000,000 12,568,213
K Street Flats, Revenue, 144A, 2021 A-2, 4%, 8/01/50 ...................... 16,500,000 16,670,874
Mira Vista Hills Apartments, Revenue, 144A, 2021 A, 4%, 2/01/56 ............. 30,500,000 31,111,516
California County Tobacco Securitization Agency , Alameda County Tobacco Asset
Securitization Corp. , Revenue , 2002 , 5.875% , 6/01/35 ...................... 2,815,000 2,819,934
b
California Municipal Finance Authority ,
California Baptist University, Revenue, 144A, 2015 A, 5.5%, 11/01/45 ........... 17,400,000 19,878,924
California Baptist University, Revenue, 144A, 2016 A, 5%, 11/01/46 ............ 6,800,000 7,825,764
Capital Christian Center, Revenue, 144A, 2021 A, 5%, 10/01/51 ............... 8,425,000 9,175,294
b
California Pollution Control Financing Authority ,
e
CalPlant I LLC, Revenue, 144A, 2017, 7.5%, 7/01/32 ....................... 24,500,000 14,700,000
e
CalPlant I LLC, Revenue, 144A, 2017, 8%, 7/01/39 ........................ 10,000,000 6,000,000
CalPlant I LLC, Revenue, 144A, 2020, 7.5%, 7/01/32 ....................... 10,000,000 8,500,000
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 6.75%, 12/01/28 .......... 950,000 864,578
Rialto Bioenergy Facility LLC, Revenue, 144A, 2018, 7.5%, 12/01/40 ........... 5,300,000 4,411,734
b
California Public Finance Authority ,
Crossroads Christian Schools Obligated Group, Revenue, 144A, 2020, 5%, 1/01/56 4,015,000 4,172,317
Keck Graduate Institute of Applied Life Sciences, Revenue, 144A, 2017 A,
Refunding, 5%, 7/01/47 ............................................ 2,900,000 2,600,326

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
California Public Finance Authority, (continued)
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/46 ....................................................... $ 1,250,000 $ 1,437,733
California State Public Works Board , Revenue , 2012 A , Refunding , 5% , 4/01/30 ....
17,785,000 18,068,854
California Statewide Communities Development Authority ,
b
Lancer Educational Housing LLC, Revenue, 144A, 2016 A, Refunding, 5%, 6/01/36 7,210,000 8,262,884
Loma Linda University Medical Center Obligated Group, Revenue, 2014 A, 5.25%,
12/01/44 ....................................................... 20,555,000 23,189,833
b
Loma Linda University Medical Center Obligated Group, Revenue, 144A, 2016 A,
5.25%, 12/01/56 ................................................. 3,000,000 3,453,191
b
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/39 ............. 1,275,000 1,404,558
b
NCCD-Hooper Street LLC, Revenue, 144A, 2019, 5.25%, 7/01/49 ............. 3,725,000 4,039,442
Centinela Valley Union High School District , GO , 2012 B , Refunding , AGMC Insured ,
Zero Cpn., 8/01/37 ................................................. 8,400,000 3,503,880
City of San Buenaventura ,
Community Memorial Health System, Revenue, 2011, Pre-Refunded, 8%, 12/01/31 10,000,000 10,000,000
Community Memorial Health System, Revenue, 2011, Pre-Refunded, 7.5%, 12/01/41 15,000,000 15,000,000
City of San Francisco , 5.25% , 9/01/49 ....................................
10,000,000 10,189,711
City of San Jose , Hotel Tax , Special Tax , 2011 , 6.5% , 5/01/42 ..................
10,000,000 10,043,542
b
CMFA Special Finance Agency , Solana at Grand , Revenue, Junior Lien , 144A, 2021
A-2 , 4% , 8/01/45 .................................................. 11,000,000 10,883,237
b
CMFA Special Finance Agency VII , The Breakwater Apartments , Revenue , 144A, 2021
A-2 , 4% , 8/01/47 .................................................. 10,400,000 10,532,853
b
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Junior Lien ,
144A, 2021 A-2 , 4% , 8/01/47 ......................................... 4,500,000 4,550,227
Compton Community College District ,
GO, 2013 D, Refunding, BAM Insured, Zero Cpn., 8/01/30 ................... 3,425,000 2,203,900
GO, 2013 D, Refunding, BAM Insured, Zero Cpn., 8/01/32 ................... 4,000,000 2,238,188
GO, 2013 D, Refunding, BAM Insured, Zero Cpn., 8/01/34 ................... 4,560,000 2,205,699
GO, 2013 D, Refunding, BAM Insured, Zero Cpn., 8/01/36 ................... 5,250,000 2,200,535
GO, 2013 D, Refunding, BAM Insured, Zero Cpn., 8/01/37 ................... 3,065,000 1,195,683
GO, 2013 D, Refunding, BAM Insured, Zero Cpn., 8/01/38 ................... 6,000,000 2,179,956
b
CSCDA Community Improvement Authority ,
Dublin, Revenue, 144A, 2021 B, 4%, 2/01/57 ............................. 2,000,000 2,027,966
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-2, 3.125%, 8/01/56 10,000,000 9,244,226
Parrallel-Anaheim, Revenue, 144A, 2021 A, 4%, 8/01/56 .................... 8,000,000 8,298,660
Pasadena Portfolio, Revenue, 144A, 2021 B, 4%, 12/01/56 .................. 2,500,000 2,530,872
Union South Bay, Revenue, 144A, 2021 A-2, 4%, 7/01/56 .................... 12,500,000 13,056,542
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/30 .............. 10,000,000 11,686,488
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/31 .............. 7,295,000 8,712,280
Revenue, Junior Lien, 2021 C, Refunding, 4%, 1/15/43 ..................... 30,215,000 35,183,996
Revenue, Junior Lien, C, Pre-Refunded, 6.25%, 1/15/33 ..................... 17,580,000 19,615,410
Golden State Tobacco Securitization Corp. ,
Revenue, 2007 B, Zero Cpn., 6/01/47 ................................... 50,000,000 11,406,030
Revenue, 2018 A-2, Refunding, 5%, 6/01/47 ............................. 20,000,000 20,433,814
M-S-R Energy Authority ,
Revenue, 2009 B, 6.125%, 11/01/29 ................................... 28,865,000 35,988,244
Revenue, 2009 B, 7%, 11/01/34 ....................................... 20,000,000 30,587,682
Revenue, 2009 C, 6.5%, 11/01/39 ..................................... 20,000,000 32,062,558
Palmdale Elementary School District ,
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/28 ................................................... 1,500,000 1,356,604
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/30 ................................................... 1,250,000 1,069,528

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Palmdale Elementary School District, (continued)
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/31 ................................................... $ 1,250,000 $ 1,040,042
Community Facilities District No. 90-1, Special Tax, 2012 A, AGMC Insured, Zero
Cpn., 8/01/34 ................................................... 2,500,000 2,724,251
River Islands Public Financing Authority ,
Community Facilities District No. 2021-1, Special Tax, 2021, 4%, 9/01/28 ........ 480,000 526,178
Community Facilities District No. 2021-1, Special Tax, 2021, 4%, 9/01/32 ........ 520,000 563,504
Riverside County Transportation Commission ,
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/32 ......................... 4,000,000 3,235,790
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/33 ......................... 5,500,000 4,338,142
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/41 ......................... 5,000,000 3,159,824
Revenue, Senior Lien, 2013 B, Zero Cpn., 6/01/42 ......................... 7,000,000 4,291,559
San Diego Unified School District ,
GO, 2012 E, Zero Cpn., 7/01/42 ....................................... 44,565,000 44,039,146
GO, 2012 E, Zero Cpn., 7/01/47 ....................................... 33,305,000 34,540,742
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, 6%, 1/15/45 ............................... 35,834,000 53,596,050
Revenue, 1997 A, Refunding, 6%, 1/15/46 ............................... 35,834,000 53,979,033
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/24 ........................... 52,700,000 52,305,683
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/25 ........................... 45,200,000 44,676,250
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/26 ........................... 131,900,000 128,801,695
Revenue, Junior Lien, ETM, Zero Cpn., 1/01/27 ........................... 139,100,000 133,652,761
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/44 ................... 20,000,000 22,293,046
Revenue, Junior Lien, 2014 B, Refunding, 5.25%, 1/15/49 ................... 25,000,000 27,816,445
San Mateo Foster City School District , GO , A , Zero Cpn., 8/01/42 ...............
40,000,000 45,813,716
San Mateo Union High School District , GO , 2011 A , Zero Cpn., 9/01/41 ...........
20,000,000 24,045,418
San Ysidro School District ,
GO, 2015, Refunding, AGMC Insured, Zero Cpn., 8/01/42 ................... 10,000,000 3,877,600
GO, 2015, Refunding, AGMC Insured, Zero Cpn., 8/01/43 ................... 12,500,000 4,586,909
Silicon Valley Tobacco Securitization Authority ,
Revenue, 2007 A, Zero Cpn., 6/01/36 ................................... 15,000,000 6,716,437
Revenue, 2007 C, Zero Cpn., 6/01/56 .................................. 60,000,000 7,063,434
Southern California Public Power Authority , Revenue , 2007 A , 5.25% , 11/01/27 .....
9,855,000 12,200,238
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp., Revenue, 2006 B, Zero Cpn.,
6/01/46 ........................................................ 50,000,000 11,072,545
San Diego County Tobacco Asset Securitization Corp., Revenue, 2019 B-2,
Refunding, Zero Cpn., 6/01/54 ...................................... 18,000,000 3,528,470
1,332,686,438
Colorado 5.1%
3rd and Havana Metropolitan District , GO , 2020 A , 5.25% , 12/01/49 .............
3,775,000 4,110,988
9th Avenue Metropolitan District No. 2 , GO , 2018 , 5% , 12/01/48 ................
7,420,000 7,862,478
Aerotropolis Regional Transportation Authority , Revenue , 2019 , 5% , 12/01/51 ......
5,500,000 5,948,408
Allison Valley Metropolitan District No. 1 , GO , 2020 , Refunding , 5% , 12/01/47 ......
4,250,000 4,563,665
Allison Valley Metropolitan District No. 2 , GO , 2020 , Refunding , 4.7% , 12/01/47 .....
3,000,000 3,189,218
Aurora Crossroads Metropolitan District No. 2 ,
GO, Senior Lien, 2020 A, 5%, 12/01/40 ................................. 1,500,000 1,643,131
GO, Senior Lien, 2020 A, 5%, 12/01/50 ................................. 1,500,000 1,628,365

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Banning Lewis Ranch Regional Metropolitan District No. 1 , GO , 2018 A , 5.375% ,
12/01/48 ........................................................ $ 2,245,000 $ 2,404,629
Baseline Metropolitan District No. 1 ,
GO, 2021 A, 5%, 12/01/42 ........................................... 555,000 594,820
GO, 2021 A, 5%, 12/01/51 ........................................... 1,000,000 1,067,287
GO, 2021 B, 7.5%, 12/15/51 ......................................... 2,190,000 2,194,099
b
Bent Grass Metropolitan District , GO , 144A, 2020 , Refunding , 5.25% , 12/01/49 ..... 1,685,000 1,836,007
Bradburn Metropolitan District No. 2 ,
GO, 2018 A, Refunding, 5%, 12/01/38 .................................. 600,000 686,177
GO, 2018 A, Refunding, 5%, 12/01/47 .................................. 2,400,000 2,705,773
Brighton Crossing Metropolitan District No. 4 ,
GO, 2017 A, 5%, 12/01/37 ........................................... 525,000 552,077
GO, 2017 A, 5%, 12/01/47 ........................................... 2,440,000 2,558,610
Brighton Crossing Metropolitan District No. 6 , GO , 2020 A(3) , 5% , 12/01/50 ........
2,000,000 2,182,968
b
Broadway Park North Metropolitan District No. 2 ,
GO, 144A, 2020, Refunding, 5%, 12/01/40 ............................... 1,325,000 1,462,603
GO, 144A, 2020, Refunding, 5%, 12/01/49 ............................... 1,575,000 1,727,216
b
Broomfield Village Metropolitan District No. 2 , GO , 144A, 2021 A-2 , Refunding , 5% ,
12/01/49 ........................................................ 740,000 790,451
Centerra Metropolitan District No. 1 , GO , 2020 A , Refunding , 5% , 12/01/51 ........
4,000,000 4,375,432
Clear Creek Transit Metropolitan District No. 2 ,
GO, 2021 A, 5%, 12/01/41 ........................................... 580,000 634,200
GO, 2021 A, 5%, 12/01/50 ........................................... 1,000,000 1,090,541
Colorado Health Facilities Authority ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/44 4,300,000 5,285,924
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 4%, 8/01/49 11,990,000 13,670,410
Frasier Meadows Manor, Inc. Obligated Group, Revenue, 2017 A, Refunding, 5.25%,
5/15/47 ........................................................ 6,500,000 7,498,926
Frasier Meadows Manor, Inc. Obligated Group, Revenue, 2017 B, Refunding, 5%,
5/15/48 ........................................................ 12,255,000 13,058,329
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/45 ... 1,000,000 1,165,077
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/50 ... 4,525,000 5,251,780
Conestoga Metropolitan District No. 2 , GO , 2021 A-3 , Refunding , 5.25% , 12/01/51 ..
1,625,000 1,692,406
Constitution Heights Metropolitan District , GO , 2020 , Refunding , 5% , 12/01/49 .....
1,760,000 1,910,055
Copperleaf Metropolitan District No. 6 , GO , 2018 A , 5.25% , 12/01/48 .............
3,850,000 4,105,258
Cornerstar Metropolitan District ,
GO, A, Refunding, 5.125%, 12/01/37 ................................... 2,000,000 2,099,805
GO, A, Refunding, 5.25%, 12/01/47 .................................... 5,200,000 5,451,190
Cottonwood Highlands Metropolitan District No. 1 , GO , 2019 A , 5% , 12/01/49 ......
900,000 963,616
b
Denver Health & Hospital Authority ,
Revenue, 144A, 2017 A, Refunding, 4%, 12/01/35 ......................... 5,000,000 5,673,771
Revenue, 144A, 2017 A, Refunding, 4%, 12/01/36 ......................... 5,000,000 5,667,625
Denver International Business Center Metropolitan District No. 1 , GO , 2019 B , 6% ,
12/01/48 ........................................................ 4,290,000 4,645,207
b
DIATC Metropolitan District , GO , 144A, 2019 , Refunding , 5% , 12/01/49 ........... 2,000,000 2,150,507
E-470 Public Highway Authority , Revenue , 2004 A , Refunding , NATL Insured , Zero
Cpn., 9/01/28 ..................................................... 15,000,000 13,723,911
Eagle Brook Meadows Metropolitan District No. 3 , GO , 2021 , 5% , 12/01/51 ........
1,600,000 1,677,618
Evan's Place Metropolitan District ,
GO, 2020 A(3), 5%, 12/01/40 ......................................... 550,000 608,007
GO, 2020 A(3), 5%, 12/01/50 ......................................... 1,575,000 1,726,150
First Creek Village Metropolitan District ,
GO, 2019 A, 5%, 12/01/39 ........................................... 595,000 652,499

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
First Creek Village Metropolitan District, (continued)
GO, 2019 A, 5%, 8/01/49 ............................................ $ 540,000 $ 586,945
Greenways Metropolitan District No. 1 , GO , 2021 A-3 , 4.625% , 12/01/51 ..........
1,580,000 1,587,257
b
Hidden Creek Metropolitan District , GO , 144A, 2021 A , 4.625% , 12/01/45 ......... 1,140,000 1,139,181
b
Horizon Metropolitan District No. 2 , GO , 144A, 2021 A , 4.5% , 12/01/51 ........... 1,675,000 1,697,631
Hunters Overlook Metropolitan District No. 5 ,
GO, 2019 A, 5%, 12/01/39 ........................................... 750,000 826,421
GO, 2019 A, 5%, 12/01/49 ........................................... 1,000,000 1,091,241
b
Jacoby Farm Metropolitan District , GO , 144A, 2021 , Refunding , 5% , 12/15/46 ...... 5,000,000 5,048,743
b
Jay Grove Metropolitan District , GO , 144A, 2021 , 4.25% , 12/01/51 .............. 1,225,000 1,225,591
Jefferson Center Metropolitan District No. 1 ,
Revenue, 2020 A-2, 4.125%, 12/01/40 .................................. 575,000 606,829
Revenue, 2020 A-2, 4.375%, 12/01/47 .................................. 1,125,000 1,187,931
Johnstown Farms East Metropolitan District , GO , 2021 , 5% , 12/01/51 ............
1,500,000 1,514,622
b
Karl's Farm Metropolitan District No. 2 ,
GO, 144A, 2020 A(3), 5.375%, 12/01/40 ................................. 645,000 708,361
GO, 144A, 2020 A(3), 5.625%, 12/01/50 ................................. 1,900,000 2,083,397
Leyden Rock Metropolitan District , GO , 2016 A , Refunding , 5% , 12/01/45 .........
3,020,000 3,110,600
Liberty Ranch Metropolitan District , GO , 2021 A , Refunding , 5.25% , 12/01/51 ......
6,590,000 6,615,329
Meadowlark Metropolitan District ,
Meadowland Metropolitan District, GO, Senior Lien, 2020 A, 4.875%, 12/01/40 .... 520,000 562,356
Meadowland Metropolitan District, GO, Senior Lien, 2020 A, 5.125%, 12/01/50 .... 750,000 814,982
Morgan Hill Metropolitan District No. 3 , GO , 2021 B , Refunding , 6.375% , 12/15/51 ...
1,465,000 1,488,531
Murphy Creek Metropolitan District No. 4 , GO , 2021 , 5% , 12/01/51 ..............
8,000,000 8,062,305
Nexus North at DIA Metropolitan District , GO , 2021 , 5% , 12/01/51 ...............
565,000 611,125
Palisade Park West Metropolitan District , GO , 2019 A , 5.125% , 12/01/49 ..........
1,500,000 1,607,326
b
Plaza Metropolitan District No. 1 , Tax Allocation , 144A, 2013 , Refunding , 5% , 12/01/40 3,000,000 3,062,405
Prairie Center Metropolitan District No. 7 ,
GO, 2020, 4.125%, 12/15/36 ......................................... 500,000 540,099
GO, 2020, 4.875%, 12/15/44 ......................................... 725,000 783,499
GO, 2021, 6.375%, 6/15/46 .......................................... 1,330,000 1,333,323
Pronghorn Valley Metropolitan District ,
GO, 2021 A, 3.75%, 12/01/41 ......................................... 515,000 525,053
GO, 2021 A, 4%, 12/01/51 ........................................... 650,000 663,441
Ptarmigan West Metropolitan District No. 2 , GO , 2021-3 , 4.125% , 12/01/51 ........
1,475,000 1,476,378
Public Authority for Colorado Energy ,
Revenue, 2008, 6.125%, 11/15/23 ..................................... 1,125,000 1,216,829
Revenue, 2008, 6.25%, 11/15/28 ...................................... 12,500,000 15,644,991
Revenue, 2008, 6.5%, 11/15/38 ....................................... 60,100,000 93,405,269
Raindance Metropolitan District No. 1 ,
Non-Potable Water System, Revenue, 2020, 5%, 12/01/40 ................... 625,000 682,616
Non-Potable Water System, Revenue, 2020, 5.25%, 12/01/50 ................ 4,250,000 4,640,120
Rampart Range Metropolitan District No. 5 ,
Revenue, 2021, 4%, 12/01/36 ........................................ 1,250,000 1,299,969
Revenue, 2021, 4%, 12/01/41 ........................................ 2,730,000 2,816,546
Revenue, 2021, 4%, 12/01/51 ........................................ 6,670,000 6,834,092

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Reunion Metropolitan District , Revenue , 2021 A , 3.625% , 12/01/44 ..............
$ 2,000,000 $ 1,996,927
Ritoro Metropolitan District , GO , 2019 A , 5% , 12/01/49 .......................
2,000,000 2,143,684
Severance Shores Metropolitan District No. 4 , GO , 2020 A , 5% , 12/01/49 .........
2,900,000 3,156,581
Sierra Ridge Metropolitan District No. 2 , GO, Senior Lien , 2016 A , 5.5% , 12/01/46 ...
1,500,000 1,547,586
South Aurora Regional Improvement Authority , Revenue , 2018 , 6.25% , 12/01/57 ....
2,815,000 2,997,812
Southglenn Metropolitan District ,
GO, 2016, Refunding, 5%, 12/01/30 .................................... 3,470,000 3,580,328
GO, 2016, Refunding, 5%, 12/01/36 .................................... 810,000 835,544
GO, 2016, Refunding, 5%, 12/01/46 .................................... 4,200,000 4,331,666
STC Metropolitan District No. 2 ,
GO, 2019 A, Refunding, 5%, 12/01/38 .................................. 2,000,000 2,187,565
GO, 2019 A, Refunding, 5%, 12/01/49 .................................. 1,000,000 1,086,478
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
3.75%, 12/01/40 ................................................. 500,000 546,954
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
4.25%, 12/01/50 ................................................. 1,150,000 1,275,349
Timberleaf Metropolitan District , GO , 2020 A , 5.75% , 12/01/50 ..................
1,730,000 1,904,869
Village at Dry Creek Metropolitan District No. 2 (The) , GO , 2019 , 4.375% , 12/01/44 ..
1,370,000 1,448,125
Village Metropolitan District (The) ,
GO, 2020, Refunding, 5%, 12/01/40 .................................... 1,100,000 1,236,579
GO, 2020, Refunding, 5%, 12/01/49 .................................... 1,750,000 1,956,540
Villages at Castle Rock Metropolitan District No. 4 , 1989 , 11.12% , 6/01/31 .........
3,000,000 2,700,000
Wild Plum Metropolitan District , GO , 2019 A , 5% , 12/01/49 ....................
595,000 645,288
Willow Bend Metropolitan District , GO, Senior Lien , 2019 A , 5% , 12/01/49 .........
1,000,000 1,074,701
368,241,124
Connecticut 0.5%
Connecticut State Health & Educational Facilities Authority ,
b
Church Home of Hartford Obligated Group, Revenue, 144A, 2016 A, 5%, 9/01/46 .. 1,000,000 1,106,022
b
Church Home of Hartford Obligated Group, Revenue, 144A, A, 5%, 9/01/53 ...... 7,850,000 8,656,443
Masonicare Corp. Obligated Group, Revenue, F, Refunding, 5%, 7/01/37 ........ 5,500,000 6,223,839
Masonicare Corp. Obligated Group, Revenue, F, Refunding, 5%, 7/01/43 ........ 13,000,000 14,601,721
b
McLean Affiliates Obligated Group, Revenue, 144A, 2020 A, 5%, 1/01/45 ........ 2,000,000 2,220,654
b
McLean Affiliates Obligated Group, Revenue, 144A, 2020 A, 5%, 1/01/55 ........ 2,800,000 3,091,639
b
Steel Point Infrastructure Improvement District ,
Tax Allocation, 144A, 2021, 4%, 4/01/31 ................................. 100,000 110,108
Tax Allocation, 144A, 2021, 4%, 4/01/36 ................................. 605,000 649,745
Tax Allocation, 144A, 2021, 4%, 4/01/41 ................................. 575,000 610,981
Tax Allocation, 144A, 2021, 4%, 4/01/51 ................................. 1,655,000 1,726,452
38,997,604
Florida 12.5%
Artisan Lakes East Community Development District ,
Special Assessment, 2021-1, 2.3%, 5/01/26 .............................. 225,000 225,483
Special Assessment, 2021-1, 2.75%, 5/01/31 ............................. 250,000 250,841
Special Assessment, 2021-1, 3.125%, 5/01/41 ............................ 470,000 473,433
Special Assessment, 2021-1, 4%, 5/01/51 ............................... 455,000 482,096
b
Special Assessment, 144A, 2021-2, 2.75%, 5/01/31 ........................ 275,000 275,921
b
Special Assessment, 144A, 2021-2, 3.125%, 5/01/41 ....................... 515,000 518,762
b
Special Assessment, 144A, 2021-2, 4%, 5/01/52 .......................... 550,000 582,753
b
Astonia Community Development District ,
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 550,000 591,532

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
b
Astonia Community Development District, (continued)
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ $ 1,395,000 $ 1,479,236
Assessment Area 2, Special Assessment, 144A, 2021, 2.5%, 5/01/26 ........... 200,000 200,791
Assessment Area 2, Special Assessment, 144A, 2021, 3%, 5/01/31 ............ 500,000 504,781
Assessment Area 2, Special Assessment, 144A, 2021, 3.2%, 5/01/41 ........... 1,030,000 1,039,176
Assessment Area 2, Special Assessment, 144A, 2021, 4%, 5/01/52 ............ 800,000 840,349
North Parcel Assessment Area, Special Assessment, 144A, 2021, 2.5%, 5/01/26 .. 240,000 240,804
North Parcel Assessment Area, Special Assessment, 144A, 2021, 3%, 5/01/31 .... 320,000 323,065
North Parcel Assessment Area, Special Assessment, 144A, 2021, 3.2%, 5/01/41 .. 875,000 882,082
North Parcel Assessment Area, Special Assessment, 144A, 2021, 4%, 5/01/51 .... 500,000 525,218
Avalon Groves Community Development District ,
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 360,000 362,396
Special Assessment, 2021, 4%, 5/01/51 ................................. 500,000 535,929
Assessment Area 3, Special Assessment, 2021, 3%, 5/01/32 ................. 200,000 203,472
Assessment Area 3, Special Assessment, 2021, 3.375%, 5/01/41 .............. 500,000 511,528
Assessment Area 3, Special Assessment, 2021, 4%, 5/01/51 ................. 500,000 531,380
Avalon Park West Community Development District ,
Special Assessment, 2020, Refunding, 3.25%, 5/01/30 ...................... 215,000 223,922
Special Assessment, 2020, Refunding, 3.75%, 5/01/40 ...................... 580,000 612,599
Special Assessment, 2020, Refunding, 4%, 5/01/51 ........................ 880,000 928,195
Avenir Community Development District ,
Assessment Area 2, Special Assessment, 2021 A-1, 2.25%, 5/01/26 ............ 2,250,000 2,257,749
Assessment Area 2, Special Assessment, 2021 A-1, 2.75%, 5/01/31 ............ 3,250,000 3,252,274
Assessment Area 2, Special Assessment, 2021 A-1, 3.2%, 5/01/41 ............. 5,000,000 5,072,907
Assessment Area 2, Special Assessment, 2021 A-1, 3.4%, 5/01/52 ............. 10,000,000 10,107,759
Aviary at Rutland Ranch Community Development District ,
Assessment Area 2, Special Assessment, 2021, 3.1%, 11/01/31 ............... 170,000 173,015
Assessment Area 2, Special Assessment, 2021, 3.4%, 11/01/41 ............... 410,000 418,662
Assessment Area 2, Special Assessment, 2021, 4%, 11/01/51 ................ 750,000 788,877
Babcock Ranch Community Independent Special District ,
Special Assessment, 2021, 2.875%, 5/01/31 ............................. 465,000 468,273
Special Assessment, 2021, 3.2%, 5/01/41 ............................... 3,250,000 3,277,045
Special Assessment, 2021, 4%, 5/01/52 ................................. 2,000,000 2,105,826
Assessment Area 2C, Special Assessment, 2020, 3%, 5/01/30 ................ 250,000 259,249
Assessment Area 2C, Special Assessment, 2020, 4%, 5/01/40 ................ 775,000 839,458
Assessment Area 2C, Special Assessment, 2020, 4%, 5/01/51 ................ 1,550,000 1,650,376
Assessment Area 3A, Special Assessment, 2020, 3%, 5/01/30 ................ 250,000 259,253
Assessment Area 3A, Special Assessment, 2020, 4%, 5/01/40 ................ 1,840,000 1,993,037
Assessment Area 3A, Special Assessment, 2020, 4%, 5/01/50 ................ 2,500,000 2,663,499
Assessment Area 3B, Special Assessment, 2020, 4%, 5/01/40 ................ 385,000 417,021
Assessment Area 3B, Special Assessment, 2020, 4%, 5/01/51 ................ 890,000 947,635
b
Bannon Lakes Community Development District ,
Special Assessment, 144A, 2021, 3.5%, 5/01/41 .......................... 700,000 720,129
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ 775,000 815,368
Banyan Cay Community Development District , Special Assessment , 2020 NM , 4% ,
11/01/51 ........................................................ 3,000,000 3,118,604
Belmond Reserve Community Development District ,
Special Assessment, 2020, 4%, 5/01/40 ................................. 1,750,000 1,879,842
Special Assessment, 2020, 4%, 5/01/51 ................................. 3,635,000 3,829,279
Belmont II Community Development District ,
Special Assessment, 2020, 3.125%, 12/15/30 ............................. 325,000 339,103
Special Assessment, 2020, 3.625%, 12/15/40 ............................. 1,390,000 1,457,180
Special Assessment, 2020, 4%, 12/15/50 ................................ 1,000,000 1,058,309
Berry Bay Community Development District ,
Special Assessment, 2021, 2.625%, 5/01/26 ............................. 250,000 252,629

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Berry Bay Community Development District, (continued)
Special Assessment, 2021, 3.125%, 5/01/31 ............................. $ 400,000 $ 410,749
Special Assessment, 2021, 3.625%, 5/01/41 ............................. 1,250,000 1,292,348
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,500,000 1,574,419
Boggy Branch Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 395,000 398,488
Special Assessment, 2021, 3%, 5/01/31 ................................. 450,000 459,391
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 1,165,000 1,198,930
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,360,000 1,430,838
Brightwater Community Development District ,
Special Assessment, 2021, 2.85%, 5/01/31 .............................. 300,000 300,803
Special Assessment, 2021, 3.15%, 5/01/41 .............................. 1,000,000 1,005,666
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,445,000 1,513,124
b
Cape Coral Health Facilities Authority , Gulf Care, Inc. Obligated Group , Revenue,
Senior Lien , 144A, 2015 , Refunding , 6% , 7/01/45 .......................... 5,250,000 5,598,651
Capital Projects Finance Authority , CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 ,
Refunding , 5% , 10/01/34 ............................................ 2,000,000 2,457,897
Capital Trust Agency, Inc. ,
b
AcadeMir Charter School West, Revenue, 144A, 2021 A, 3%, 7/01/31 .......... 100,000 104,496
b
AcadeMir Charter School West, Revenue, 144A, 2021 A, 4%, 7/01/41 .......... 1,200,000 1,325,561
b
AcadeMir Charter School West, Revenue, 144A, 2021 A, 4%, 7/01/51 .......... 1,515,000 1,646,889
b
AcadeMir Charter School West, Revenue, 144A, 2021 A, 4%, 7/01/56 .......... 1,195,000 1,288,675
b
Educational Growth Fund LLC, Revenue, 144A, 2021 B, Zero Cpn., 7/01/31 ...... 11,145,000 6,930,859
b
Educational Growth Fund LLC, Revenue, Senior Lien, 144A, 2021 A-1, 5%, 7/01/56 5,000,000 5,728,561
Liza Jackson Preparatory School, Inc., Revenue, 2020 A, 5%, 8/01/55 .......... 800,000 954,700
b
Odyssey Charter School, Inc., Revenue, 144A, 2019, 5%, 7/01/49 ............. 1,270,000 1,419,915
b
Odyssey Charter School, Inc., Revenue, 144A, 2019, 5%, 7/01/54 ............. 2,390,000 2,666,620
b
Sarasota-Manatee Jewish Housing Council Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 7/01/46 ............................................ 3,250,000 3,415,987
b
South Tech Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 6/15/40 ...... 1,235,000 1,336,526
b
South Tech Schools Obligated Group, Revenue, 144A, 2020 A, 5%, 6/15/55 ...... 3,805,000 4,066,232
b
University Bridge LLC, Revenue, 144A, 2018 A, 5.25%, 12/01/43 .............. 31,755,000 36,733,143
b
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 3.3%, 1/01/31 .............. 100,000 100,232
b
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 5%, 1/01/56 ............... 1,050,000 1,171,587
b
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 5%, 1/01/55 ................. 3,500,000 3,888,876
Celebration Community Development District ,
Special Assessment, 2021, 2.25%, 5/01/26 .............................. 100,000 100,071
Special Assessment, 2021, 2.75%, 5/01/31 .............................. 240,000 240,483
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 590,000 592,145
Special Assessment, 2021, 4%, 5/01/51 ................................. 850,000 894,274
Celebration Pointe Community Development District No. 1 ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 250,000 254,246
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 1,000,000 1,018,597
Special Assessment, 2021, 4%, 5/01/53 ................................. 1,250,000 1,307,341
CFM Community Development District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 195,000 195,933
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,265,000 1,328,802
Chaparral Palm Bay Community Development District ,
Special Assessment, 2020 A-1, 4%, 5/01/40 .............................. 1,235,000 1,319,562
Special Assessment, 2020 A-1, 4%, 5/01/50 .............................. 2,015,000 2,123,513
b
Chapel Creek Community Development District ,
Special Assessment, 144A, 2021, 3%, 5/01/31 ............................ 260,000 263,538
Special Assessment, 144A, 2021, 3.375%, 5/01/41 ......................... 875,000 889,128
Special Assessment, 144A, 2021, 4%, 5/01/52 ............................ 1,125,000 1,178,038

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
b
Chapel Crossings Community Development District ,
Special Assessment, 144A, 2020, 2.625%, 5/01/25 ......................... $ 485,000 $ 491,502
Special Assessment, 144A, 2020, 3.2%, 5/01/30 .......................... 695,000 720,961
Special Assessment, 144A, 2020, 3.7%, 5/01/40 .......................... 1,825,000 1,921,283
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 3,010,000 3,172,913
b
Coco Palms Community Development District , Special Assessment , 144A, 2019 ,
4.75% , 6/15/39 ................................................... 500,000 562,786
Collier County Educational Facilities Authority ,
Ave Maria University, Inc., Revenue, 2013 A, Refunding, 6%, 6/01/33 ........... 5,500,000 5,848,162
Ave Maria University, Inc., Revenue, 2013 A, Refunding, 6%, 6/01/38 ........... 12,000,000 12,732,042
Hodges University, Inc., Revenue, 2013, Pre-Refunded, 6.125%, 11/01/43 ....... 10,035,000 11,113,237
Coral Keys Homes Community Development District ,
Special Assessment, 2020, 4%, 5/01/40 ................................. 570,000 613,520
Special Assessment, 2020, 4%, 5/01/50 ................................. 750,000 792,612
Cordoba Ranch Community Development District ,
Special Assessment, 2021, Refunding, 3%, 5/01/31 ........................ 835,000 860,422
Special Assessment, 2021, Refunding, 3%, 5/01/37 ........................ 825,000 840,823
b
Crestview II Community Development District ,
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/31 ................... 250,000 280,233
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/37 ................... 475,000 521,050
Crystal Cay Community Development District ,
Special Assessment, 2021, 2.7%, 5/01/31 ............................... 200,000 200,537
Special Assessment, 2021, 3.05%, 5/01/41 .............................. 850,000 854,839
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,000,000 1,056,226
b
Currents Community Development District ,
Special Assessment, 144A, 2020 A, 4%, 5/01/40 .......................... 3,100,000 3,331,601
Special Assessment, 144A, 2020 A, 4%, 5/01/51 .......................... 5,815,000 6,161,289
b
Cypress Bluff Community Development District ,
Special Assessment, 144A, 2020 A, 3.125%, 5/01/30 ....................... 250,000 260,664
Special Assessment, 144A, 2020 A, 3.625%, 5/01/40 ....................... 800,000 841,791
Special Assessment, 144A, 2020 A, 3.8%, 5/01/50 ......................... 1,175,000 1,233,703
b
Cypress Park Estates Community Development District ,
Special Assessment, 144A, 2020, 3.25%, 5/01/30 ......................... 295,000 305,459
Special Assessment, 144A, 2020, 3.875%, 5/01/40 ......................... 1,170,000 1,251,230
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,210,000 1,282,164
DG Farms Community Development District ,
Special Assessment, 2020, 2.75%, 5/01/25 .............................. 155,000 156,527
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 220,000 226,348
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 365,000 377,245
b
Downtown Doral South Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2018 , 5% , 12/15/48 ................................. 5,310,000 6,173,262
b
DW Bayview Community Development District ,
Special Assessment, 144A, 2021, 2.375%, 5/01/26 ......................... 410,000 412,541
Special Assessment, 144A, 2021, 3%, 5/01/32 ............................ 430,000 437,051
Special Assessment, 144A, 2021, 3.375%, 5/01/41 ......................... 1,160,000 1,182,998
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ 750,000 791,192
East 547 Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.5%, 5/01/26 ................ 160,000 160,687
Assessment Area 1, Special Assessment, 2021, 3%, 5/01/31 ................. 140,000 141,812
Assessment Area 1, Special Assessment, 2021, 3.3%, 5/01/41 ................ 600,000 609,231
Assessment Area 1, Special Assessment, 2021, 4%, 5/01/51 ................. 830,000 871,178
East Bonita Beach Road Community Development District ,
Special Assessment, 2021, 3%, 5/01/32 ................................. 255,000 259,187
Special Assessment, 2021, 3.25%, 5/01/41 .............................. 750,000 764,629

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
East Bonita Beach Road Community Development District, (continued)
Special Assessment, 2021, 4%, 5/01/51 ................................. $ 750,000 $ 798,114
East Nassau Stewardship District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 330,000 331,966
Special Assessment, 2021, 3%, 5/01/31 ................................. 500,000 508,151
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 1,270,000 1,297,618
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,520,000 1,589,166
Eden Hills Community Development District ,
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 110,000 114,179
Special Assessment, 2020, 4%, 5/01/40 ................................. 300,000 320,578
Special Assessment, 2020, 4.125%, 5/01/51 ............................. 500,000 527,632
Edgewater East Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 525,000 531,039
Special Assessment, 2021, 3.1%, 5/01/31 ............................... 700,000 721,238
Special Assessment, 2021, 3.6%, 5/01/41 ............................... 2,625,000 2,729,180
Special Assessment, 2021, 4%, 5/01/51 ................................. 2,825,000 2,983,768
b
Enbrook Community Development District ,
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 835,000 897,954
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,150,000 1,215,628
b
Entrada Community Development District ,
Special Assessment, 144A, 2021, 2.125%, 5/01/26 ......................... 165,000 165,491
Special Assessment, 144A, 2021, 2.625%, 5/01/31 ......................... 370,000 371,124
Special Assessment, 144A, 2021, 3.125%, 5/01/41 ......................... 935,000 944,508
Special Assessment, 144A, 2021, 4%, 5/01/52 ............................ 1,200,000 1,271,461
Epperson North Community Development District ,
b
Special Assessment, 144A, 2018 A-1, 5.5%, 11/01/39 ....................... 1,500,000 1,753,180
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 275,000 277,096
Special Assessment, 2021, 3%, 5/01/31 ................................. 320,000 324,986
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 1,570,000 1,607,864
Special Assessment, 2021, 4%, 5/01/51 ................................. 3,250,000 3,404,757
Special Assessment, 2021 A, 2.45%, 11/01/26 ............................ 250,000 251,650
Special Assessment, 2021 A, 3.1%, 11/01/31 ............................. 500,000 508,966
Special Assessment, 2021 A, 3.4%, 11/01/41 ............................. 1,250,000 1,274,271
Special Assessment, 2021 A, 4%, 11/01/51 .............................. 1,500,000 1,575,172
Epperson Ranch II Community Development District ,
Assessment Area 2, Special Assessment, 2020, 3.25%, 5/01/25 ............... 755,000 772,738
Assessment Area 2, Special Assessment, 2020, 3.625%, 5/01/30 .............. 1,105,000 1,172,566
Assessment Area 2, Special Assessment, 2020, 4.2%, 5/01/40 ................ 2,995,000 3,267,199
Assessment Area 2, Special Assessment, 2020, 4.375%, 5/01/51 .............. 5,185,000 5,646,787
Escambia County Health Facilities Authority ,
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 4%,
8/15/45 ........................................................ 9,000,000 10,116,906
Baptist Health Care Corp. Obligated Group, Revenue, 2020 A, Refunding, 4%,
8/15/50 ........................................................ 3,200,000 3,579,087
Florida Development Finance Corp. ,
b
Revenue, 144A, 2021 A, 3%, 7/01/31 ................................... 200,000 207,896
b
Revenue, 144A, 2021 A, 4%, 7/01/51 ................................... 1,700,000 1,815,764
b,f
Brightline Trains Florida LLC, Revenue, 144A, 2019 A, Refunding, Mandatory Put,
6.375%, 1/01/26 ................................................. 2,000,000 2,045,749
b,f
Brightline Trains Florida LLC, Revenue, 144A, 2019 A, Refunding, Mandatory Put,
6.5%, 1/01/29 ................................................... 4,000,000 4,085,579
b
Brightline Trains Florida LLC, Revenue, 144A, 2019 B, 7.375%, 1/01/49 ......... 31,000,000 33,814,732
Glenridge on Palmer Ranch Obligated Group, Revenue, 2021, Refunding, 5%,
6/01/31 ........................................................ 175,000 205,091

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Florida Development Finance Corp., (continued)
Glenridge on Palmer Ranch Obligated Group, Revenue, 2021, Refunding, 5%,
6/01/35 ........................................................ $ 200,000 $ 232,416
Glenridge on Palmer Ranch Obligated Group, Revenue, 2021, Refunding, 5%,
6/01/51 ........................................................ 5,500,000 6,270,381
b
Mayflower Retirement Center, Inc. Obligated Group, Revenue, 144A, 2020 A, 5.25%,
6/01/50 ........................................................ 5,000,000 5,835,818
b
Mayflower Retirement Center, Inc. Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 6/01/46 ............................................ 2,000,000 2,210,749
b
Mayflower Retirement Center, Inc. Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 6/01/55 ............................................ 1,750,000 1,924,411
River City Education Obligated Group, Revenue, 2021 A, 4%, 7/01/55 .......... 1,000,000 1,081,457
b
Forest Lake Community Development District ,
Special Assessment, 144A, 2020, 3.25%, 5/01/30 ......................... 350,000 364,773
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 1,275,000 1,369,162
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,170,000 1,233,195
Gracewater Sarasota Community Development District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 470,000 472,262
Special Assessment, 2021, 2.95%, 5/01/31 .............................. 500,000 504,689
Special Assessment, 2021, 3.35%, 5/01/41 .............................. 3,420,000 3,461,183
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,535,000 1,608,503
Grand Oaks Community Development District ,
Special Assessment, 2020, 4.25%, 5/01/40 .............................. 1,100,000 1,180,260
Special Assessment, 2020, 4.5%, 5/01/52 ............................... 3,500,000 3,755,375
Assessment Area No. 3, Special Assessment, 2021, 2.625%, 11/01/26 .......... 180,000 181,034
Assessment Area No. 3, Special Assessment, 2021, 3.2%, 11/01/31 ............ 215,000 218,035
Assessment Area No. 3, Special Assessment, 2021, 3.5%, 11/01/41 ............ 555,000 564,309
Assessment Area No. 3, Special Assessment, 2021, 4%, 11/01/51 ............. 1,205,000 1,255,074
Grande Pines Community Development District ,
Special Assessment, 2021, 3.75%, 5/01/41 .............................. 710,000 731,594
Special Assessment, 2021, 4%, 5/01/51 ................................. 750,000 776,182
Greeneway Improvement District , Special Assessment , 2013 , 5.125% , 5/01/43 .....
27,440,000 28,236,737
Hammock Reserve Community Development District ,
Special Assessment, 2020, 4%, 5/01/40 ................................. 540,000 577,491
Special Assessment, 2020, 4%, 5/01/51 ................................. 860,000 905,757
Special Assessment, 2021, 3%, 5/01/31 ................................. 200,000 203,085
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 525,000 535,623
Special Assessment, 2021, 4%, 5/01/51 ................................. 635,000 670,703
Hawkstone Community Development District ,
Special Assessment, 2021, 2.6%, 5/01/26 ............................... 155,000 156,099
Special Assessment, 2021, 3.2%, 5/01/31 ............................... 440,000 447,326
Special Assessment, 2021, 3.45%, 5/01/41 .............................. 1,125,000 1,147,683
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,000,000 1,045,504
Heritage Harbour North Community Development District , Special Assessment , 2014 ,
5.125% , 5/01/45 ................................................... 2,170,000 2,528,313
Hills of Minneola Community Development District ,
b
Special Assessment, 144A, 2020, 3.5%, 5/01/31 .......................... 1,000,000 1,054,771
b
Special Assessment, 144A, 2020, 4%, 5/01/40 ............................ 2,625,000 2,793,426
b
Special Assessment, 144A, 2020, 4%, 5/01/50 ............................ 5,505,000 5,781,429
Special Assessment, 2021, 2.375%, 5/01/26 ............................. 100,000 100,226
Special Assessment, 2021, 2.8%, 5/01/31 ............................... 250,000 251,005
Special Assessment, 2021, 3.2%, 5/01/41 ............................... 750,000 755,459
Special Assessment, 2021, 4%, 5/01/52 ................................. 900,000 940,953
Holly Hill Road East Community Development District ,
Special Assessment, 2020, 4.5%, 11/01/31 ............................... 165,000 181,842

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Holly Hill Road East Community Development District, (continued)
Special Assessment, 2020, 5%, 11/01/41 ................................ $ 350,000 $ 404,499
Special Assessment, 2020, 5%, 11/01/50 ................................ 520,000 605,992
Indigo Community Development District ,
Special Assessment, 1999 A, 7%, 5/01/31 ............................... 560,000 561,171
Special Assessment, 1999 C, 7%, 5/01/30 ............................... 4,123,752 2,886,626
2021 Assessment Area, Special Assessment, 2021, 2.2%, 5/01/26 ............. 245,000 245,486
2021 Assessment Area, Special Assessment, 2021, 2.7%, 5/01/31 ............. 240,000 240,644
2021 Assessment Area, Special Assessment, 2021, 3.125%, 5/01/41 ........... 855,000 860,199
2021 Assessment Area, Special Assessment, 2021, 4%, 5/01/52 .............. 1,375,000 1,452,311
Kindred Community Development District II ,
Special Assessment, 2020, 3.5%, 5/01/40 ............................... 395,000 413,177
Special Assessment, 2020, 3.75%, 5/01/50 .............................. 570,000 598,106
Special Assessment, 2021, 2.2%, 5/01/26 ............................... 100,000 100,198
Special Assessment, 2021, 2.7%, 5/01/31 ............................... 235,000 235,632
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 500,000 503,040
Special Assessment, 2021, 4%, 5/01/52 ................................. 910,000 961,166
Kingman Gate Community Development District ,
Special Assessment, 2020, 3.125%, 6/15/30 ............................. 375,000 394,448
Special Assessment, 2020, 4%, 6/15/40 ................................. 775,000 842,715
Special Assessment, 2020, 4%, 6/15/50 ................................. 2,270,000 2,418,613
Special Assessment, 2021, 2.5%, 6/15/26 ............................... 100,000 100,950
Special Assessment, 2021, 3.125%, 6/15/31 ............................. 250,000 256,646
Special Assessment, 2021, 3.6%, 6/15/41 ............................... 750,000 775,105
Special Assessment, 2021, 4%, 6/15/51 ................................. 750,000 787,005
Lake Ashton Community Development District , Special Assessment , 2015 A-1 ,
Refunding , 5% , 5/01/32 ............................................. 2,205,000 2,358,387
Lakes of Sarasota Community Development District ,
Special Assessment, 2021 A-1, 3.9%, 5/01/41 ............................ 285,000 294,069
Special Assessment, 2021 A-1, 4.1%, 5/01/51 ............................ 265,000 273,355
Special Assessment, 2021 A-2, 3.875%, 5/01/31 .......................... 850,000 865,780
Special Assessment, 2021 B-1, 3.625%, 5/01/31 .......................... 125,000 128,008
Special Assessment, 2021 B-1, 4.125%, 5/01/41 .......................... 200,000 205,577
Special Assessment, 2021 B-1, 4.3%, 5/01/51 ............................ 325,000 333,861
Special Assessment, 2021 B-2, 4.125%, 5/01/31 .......................... 1,000,000 1,025,492
Lakewood Park Community Development District ,
Assessment Area 1, Special Assessment, 2021, 3.2%, 5/01/31 ................ 125,000 128,014
Assessment Area 1, Special Assessment, 2021, 3.625%, 5/01/41 .............. 325,000 334,144
Assessment Area 1, Special Assessment, 2021, 4%, 5/01/52 ................. 500,000 521,933
Lakewood Ranch Stewardship District ,
Special Assessment, 2020, 3%, 5/01/30 ................................. 470,000 481,714
b
Special Assessment, 144A, 2020, 3.125%, 5/01/30 ......................... 250,000 260,702
b
Special Assessment, 144A, 2020, Refunding, 3.2%, 5/01/30 .................. 440,000 459,923
Special Assessment, 2020, 3.5%, 5/01/40 ............................... 750,000 777,123
b
Special Assessment, 144A, 2020, 3.625%, 5/01/40 ......................... 1,080,000 1,134,770
b
Special Assessment, 144A, 2020, Refunding, 3.75%, 5/01/40 ................. 2,100,000 2,222,723
Special Assessment, 2020, 4%, 5/01/50 ................................. 1,270,000 1,340,549
b
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/50 ................... 1,250,000 1,320,381
b
Special Assessment, 144A, 2020, 3.875%, 5/01/51 ......................... 2,650,000 2,792,196
Special Assessment, 2020 A, 3.75%, 5/01/40 ............................. 525,000 556,391
Special Assessment, 2020 A, 3.9%, 5/01/50 .............................. 770,000 813,252
Leomas Landing Community Development District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 220,000 220,800
Special Assessment, 2021, 2.95%, 5/01/31 .............................. 210,000 211,542
Special Assessment, 2021, 2.95%, 5/01/31 .............................. 160,000 161,393

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Leomas Landing Community Development District, (continued)
Special Assessment, 2021, 3.35%, 5/01/41 .............................. $ 795,000 $ 803,966
Special Assessment, 2021, 3.35%, 5/01/41 .............................. 415,000 420,355
Special Assessment, 2021, 4%, 5/01/52 ................................. 530,000 552,382
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,115,000 1,163,910
Live Oak Lake Community Development District ,
Special Assessment, 2020, 4.4%, 5/01/40 ............................... 1,600,000 1,750,492
Special Assessment, 2020, 4.6%, 5/01/51 ............................... 2,845,000 3,136,918
LTC Ranch West Residential Community Development District ,
Special Assessment, 2021 B, 3.25%, 5/01/31 ............................. 4,000,000 4,008,988
Assessment Area 1, Special Assessment, 2021 A, 3.125%, 5/01/31 ............ 700,000 711,838
Assessment Area 1, Special Assessment, 2021 A, 3.45%, 5/01/41 ............. 1,715,000 1,746,781
Assessment Area 1, Special Assessment, 2021 A, 4%, 5/01/52 ................ 2,680,000 2,797,559
b
Magnolia Park Community Development District ,
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/31 ................... 250,000 280,178
Special Assessment, 144A, 2020, Refunding, 4%, 5/01/39 ................... 688,000 753,507
Marshall Creek Community Development District , Special Assessment , 2015 A ,
Refunding , 5% , 5/01/32 ............................................. 1,775,000 1,885,360
Meadow View at Twin Creeks Community Development District ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 360,000 362,348
Special Assessment, 2021, 3%, 5/01/31 ................................. 430,000 436,056
Special Assessment, 2021, 3.25%, 5/01/41 .............................. 1,945,000 1,971,808
Special Assessment, 2021, 3.75%, 5/01/52 .............................. 630,000 639,994
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,000,000 1,057,887
Miami-Dade County Educational Facilities Authority , University of Miami , Revenue , B ,
Refunding , AMBAC Insured , 5.25% , 4/01/27 .............................. 10,995,000 13,395,572
Miami-Dade County Expressway Authority , Revenue , A , 5% , 7/01/40 .............
44,360,000 44,509,870
Mirada Community Development District , Assessment Area 4 , Special Assessment ,
2021 , 3.25% , 5/01/32 ............................................... 3,000,000 3,061,209
Mirada II Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 500,000 504,056
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 650,000 664,823
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 2,100,000 2,155,983
Special Assessment, 2021, 4%, 5/01/51 ................................. 2,375,000 2,486,969
New Port Tampa Bay Community Development District ,
Special Assessment, 2021, 2.875%, 5/01/26 ............................. 350,000 354,356
Special Assessment, 2021, 3.5%, 5/01/31 ............................... 500,000 514,270
Special Assessment, 2021, 3.875%, 5/01/41 ............................. 1,250,000 1,290,839
Special Assessment, 2021, 4.125%, 5/01/52 ............................. 2,250,000 2,319,049
North AR-1 Pasco Community Development District ,
Special Assessment, 2021, 2.625%, 5/01/26 ............................. 250,000 251,612
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 400,000 405,819
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 1,285,000 1,317,085
Special Assessment, 2021, 4%, 5/01/51 ................................. 2,735,000 2,881,549
Assessment Area 2, Special Assessment, 2021 A, 2.625%, 5/01/26 ............ 250,000 251,772
Assessment Area 2, Special Assessment, 2021 A, 3.25%, 5/01/31 ............. 275,000 279,575
Assessment Area 2, Special Assessment, 2021 A, 3.55%, 5/01/41 ............. 985,000 1,004,767
Assessment Area 2, Special Assessment, 2021 A, 4%, 5/01/52 ................ 1,500,000 1,562,121
North Park Isle Community Development District ,
Assessment Area 2, Special Assessment, 2021, 2.45%, 11/01/26 .............. 265,000 266,044
Assessment Area 2, Special Assessment, 2021, 3%, 11/01/31 ................ 500,000 503,178
Assessment Area 2, Special Assessment, 2021, 3.375%, 11/01/41 ............. 1,500,000 1,517,661
Assessment Area 2, Special Assessment, 2021, 4%, 11/01/51 ................ 2,500,000 2,623,137
North Powerline Road Community Development District ,
Special Assessment, 2020, 3.125%, 5/01/30 ............................. 490,000 503,338

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
North Powerline Road Community Development District, (continued)
Special Assessment, 2020, 3.625%, 5/01/40 ............................. $ 1,000,000 $ 1,036,723
Special Assessment, 2020, 4%, 5/01/51 ................................. 1,500,000 1,573,184
North River Ranch Community Development District ,
Special Assessment, 2020 A-1, 3%, 5/01/25 .............................. 590,000 598,201
Special Assessment, 2020 A-1, 3.5%, 5/01/30 ............................ 855,000 888,211
Special Assessment, 2020 A-1, 4%, 5/01/40 .............................. 1,150,000 1,206,108
Special Assessment, 2020 A-1, 4.25%, 5/01/51 ........................... 1,960,000 2,048,824
Special Assessment, 2020 A-2, 4.2%, 5/01/35 ............................ 1,670,000 1,744,606
Special Assessment, 2020 A-3, 4.75%, 5/01/40 ........................... 2,000,000 2,001,129
b
North Springs Improvement District , Special Assessment , 144A, 2017-2 , 5% , 5/01/48 5,000,000 5,566,362
Northern Palm Beach County ,
Improvement District Unit of Development No. 2C, Special Assessment, 2014, 5%,
8/01/34 ........................................................ 2,700,000 2,897,100
Improvement District Unit of Development No. 2C, Special Assessment, 2014, 5.2%,
8/01/46 ........................................................ 6,000,000 6,404,374
Improvement District Unit of Development No. 2C, Special Assessment, 2017, 5%,
8/01/37 ........................................................ 750,000 858,225
Improvement District Unit of Development No. 2C, Special Assessment, 2017, 5%,
8/01/46 ........................................................ 3,000,000 3,385,180
Old Hickory Community Development District ,
Special Assessment, 2020, 4%, 6/15/40 ................................. 1,300,000 1,404,369
Special Assessment, 2020, 4%, 6/15/50 ................................. 1,955,000 2,080,004
Orange County Health Facilities Authority ,
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/41 ............................................ 3,800,000 4,151,700
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/47 ............................................ 4,285,000 4,675,267
b
Osceola Village Center Community Development District ,
Special Assessment, 144A, 2021, 2.875%, 5/01/31 ......................... 180,000 180,482
Special Assessment, 144A, 2021, 3.3%, 5/01/41 .......................... 370,000 371,782
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ 405,000 421,112
Palm Beach County Health Facilities Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 11/15/32 ........................................... 1,500,000 1,773,278
d
Federation CCRC Operations Corp. Obligated Group, Revenue, 2022, Refunding,
4%, 6/01/36 .................................................... 2,000,000 2,109,124
d
Federation CCRC Operations Corp. Obligated Group, Revenue, 2022, Refunding,
4%, 6/01/41 .................................................... 2,200,000 2,295,730
d
Federation CCRC Operations Corp. Obligated Group, Revenue, 2022, Refunding,
4.25%, 6/01/56 .................................................. 5,000,000 5,208,077
Parkview at Long Lake Ranch Community Development District ,
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 955,000 1,007,893
Special Assessment, 2020, 4%, 5/01/51 ................................. 800,000 843,842
Parrish Plantation Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 255,000 257,755
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 235,000 240,677
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 790,000 813,009
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,370,000 1,437,969
Pelican Marsh Community Development District ,
Special Assessment, 2012, Refunding, 4.875%, 5/01/22 ..................... 165,000 167,119
Special Assessment, 2012, Refunding, 5.375%, 5/01/31 ..................... 1,235,000 1,250,818
b
Pine Isle Community Development District ,
Special Assessment, 144A, 2021, 2.375%, 12/15/26 ........................ 100,000 100,478
Special Assessment, 144A, 2021, 3%, 12/15/31 ........................... 225,000 227,583

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
b
Pine Isle Community Development District, (continued)
Special Assessment, 144A, 2021, 3.25%, 12/15/41 ......................... $ 1,000,000 $ 1,013,708
Special Assessment, 144A, 2021, 4%, 12/15/51 ........................... 1,200,000 1,272,311
Pine Ridge Plantation Community Development District , Special Assessment , 2020
A-2 , Refunding , 3.75% , 5/01/37 ....................................... 700,000 739,190
Pinellas County Industrial Development Authority ,
Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., Revenue,
2017, 5%, 7/01/39 ................................................ 2,000,000 2,331,275
Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc., Revenue,
2019, 5%, 7/01/29 ................................................ 900,000 1,020,800
Preserve at South Branch Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 150,000 153,331
Special Assessment, 2021, 3.5%, 5/01/41 ............................... 750,000 772,802
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,000,000 1,057,887
Quail Roost Community Development District ,
Expansion Area, Special Assessment, 2021, 2.2%, 12/15/26 ................. 200,000 200,475
Expansion Area, Special Assessment, 2021, 2.7%, 12/15/31 ................. 200,000 200,866
Expansion Area, Special Assessment, 2021, 3.125%, 12/15/41 ................ 740,000 745,719
Expansion Area, Special Assessment, 2021, 4%, 12/15/51 ................... 650,000 690,311
Reunion East Community Development District ,
2021 Assessment Area, Special Assessment, 2021, 2.4%, 5/01/26 ............. 500,000 500,711
2021 Assessment Area, Special Assessment, 2021, 2.85%, 5/01/31 ............ 400,000 401,069
2021 Assessment Area, Special Assessment, 2021, 3.15%, 5/01/41 ............ 1,455,000 1,463,243
2021 Assessment Area, Special Assessment, 2021, 4%, 5/01/51 .............. 1,750,000 1,836,822
River Glen Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 350,000 364,893
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 1,000,000 1,027,229
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,000,000 1,056,226
River Hall Community Development District ,
Special Assessment, 2020 A, 3.25%, 5/01/31 ............................. 430,000 450,071
Special Assessment, 2020 A, 3.625%, 5/01/40 ............................ 1,030,000 1,083,301
Special Assessment, 2020 A, 3.875%, 5/01/51 ............................ 2,690,000 2,836,796
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/22 ..................... 200,000 201,547
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/23 ..................... 150,000 153,411
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/24 ..................... 250,000 258,133
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/25 ..................... 150,000 155,579
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/26 ..................... 200,000 207,376
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/31 ..................... 1,000,000 1,019,763
Special Assessment, 2021 A-2, Refunding, 3%, 5/01/36 ..................... 1,000,000 1,006,774
River Landing Community Development District ,
Special Assessment, 2020 A, 3%, 5/01/25 ............................... 325,000 329,629
Special Assessment, 2020 A, 3.6%, 5/01/30 .............................. 475,000 495,109
Special Assessment, 2020 A, 4.125%, 5/01/40 ............................ 850,000 894,745
Special Assessment, 2020 A, 4.35%, 5/01/51 ............................. 1,100,000 1,154,727
Special Assessment, 2020 B, 4.25%, 11/01/35 ............................ 1,195,000 1,231,764
River Place on the St. Lucie Community Development District ,
Special Assessment, 2001 A, 7.625%, 5/01/30 ............................ 1,105,000 1,105,548
e
Special Assessment, 2001 B, 7.25%, 5/01/10 ............................. 35,000 1,750
Rivers Edge II Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 205,000 208,442
Special Assessment, 2021, 4%, 5/01/51 ................................. 910,000 954,398
b
Rivers Edge III Community Development District ,
Special Assessment, 144A, 2021, 2.4%, 5/01/26 .......................... 165,000 165,984
Special Assessment, 144A, 2021, 3%, 5/01/31 ............................ 300,000 305,644
Special Assessment, 144A, 2021, 3.5%, 5/01/41 .......................... 775,000 798,210

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
b
Rivers Edge III Community Development District, (continued)
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ $ 905,000 $ 951,391
Rivington Community Development District , Special Assessment , 2020 , 3.75% , 5/01/40
1,795,000 1,867,282
Saddle Creek Preserve of Polk County Community Development District ,
Special Assessment, 2020, 3%, 6/15/30 ................................. 250,000 258,809
Special Assessment, 2020, 4%, 6/15/40 ................................. 610,000 657,061
Special Assessment, 2020, 4%, 6/15/50 ................................. 785,000 832,783
Sanctuary Cove Community Development District ,
Special Assessment, 2021, 2.625%, 5/01/31 ............................. 190,000 190,064
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 400,000 401,129
Special Assessment, 2021, 4%, 5/01/52 ................................. 770,000 810,743
Sandmine Road Community Development District ,
b
Assessment Area 1, Special Assessment, 144A, 2020, 3.125%, 5/01/30 ......... 300,000 312,335
b
Assessment Area 1, Special Assessment, 144A, 2020, 3.625%, 5/01/40 ......... 1,040,000 1,096,879
b
Assessment Area 1, Special Assessment, 144A, 2020, 3.75%, 5/01/50 .......... 2,020,000 2,119,712
Assessment Area 2, Special Assessment, 2021, 2.3%, 11/01/26 ............... 250,000 251,787
Assessment Area 2, Special Assessment, 2021, 3%, 11/01/31 ................ 450,000 457,040
Assessment Area 2, Special Assessment, 2021, 3.3%, 11/01/41 ............... 1,180,000 1,205,054
Assessment Area 2, Special Assessment, 2021, 4%, 11/01/51 ................ 750,000 796,024
Sandridge Community Development District ,
Special Assessment, 2021 A-1, 2.875%, 5/01/26 .......................... 500,000 503,265
Special Assessment, 2021 A-1, 3.4%, 5/01/31 ............................ 750,000 765,425
Special Assessment, 2021 A-1, 3.875%, 5/01/41 .......................... 740,000 760,280
Special Assessment, 2021 A-1, 4%, 5/01/51 .............................. 735,000 750,614
Special Assessment, 2021 A-2, 3.875%, 5/01/31 .......................... 885,000 904,265
Sarasota National Community Development District ,
Special Assessment, 2020, Refunding, 3.5%, 5/01/31 ....................... 1,495,000 1,612,945
Special Assessment, 2020, Refunding, 4%, 5/01/39 ........................ 2,210,000 2,402,348
Sawyers Landing Community Development District ,
Special Assessment, 2021, 3.75%, 5/01/31 .............................. 1,400,000 1,496,157
Special Assessment, 2021, 4.125%, 5/01/41 ............................. 3,055,000 3,316,707
Special Assessment, 2021, 4.25%, 5/01/53 .............................. 6,015,000 6,489,036
Scenic Highway Community Development District ,
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 470,000 483,590
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 1,230,000 1,271,264
Special Assessment, 2020, 4%, 5/01/51 ................................. 1,250,000 1,290,574
School Board of Miami-Dade County (The) , COP , 2013 A , Pre-Refunded , 5% , 5/01/31
7,985,000 8,512,071
b
Seminole County Industrial Development Authority ,
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/36 ..... 310,000 354,037
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/41 ..... 425,000 479,173
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/51 ..... 830,000 923,867
Galileo School Foundation, Inc. (The), Revenue, 144A, 2021 A, 4%, 6/15/56 ..... 705,000 778,474
Shingle Creek at Bronson Community Development District ,
Special Assessment, 2021, 3.1%, 6/15/31 ............................... 375,000 384,193
Special Assessment, 2021, 3.5%, 6/15/41 ............................... 1,000,000 1,030,293
Special Assessment, 2021, 4%, 6/15/51 ................................. 1,250,000 1,320,027
Six Mile Creek Community Development District ,
Assessment Area 2, Special Assessment, 2020, Refunding, 3.125%, 11/01/25 .... 285,000 293,172
Assessment Area 2, Special Assessment, 2020, Refunding, 3.625%, 11/01/31 .... 505,000 540,122
Assessment Area 2, Special Assessment, 2020, Refunding, 4.125%, 11/01/40 .... 1,375,000 1,491,115
Assessment Area 2, Special Assessment, 2020, Refunding, 4.25%, 11/01/50 ..... 2,305,000 2,482,955
Assessment Area 2, Special Assessment, 2021, Refunding, 2.5%, 5/01/26 ....... 230,000 230,911
Assessment Area 2, Special Assessment, 2021, Refunding, 3.1%, 5/01/31 ....... 250,000 252,328
Assessment Area 2, Special Assessment, 2021, Refunding, 3.4%, 5/01/41 ....... 750,000 758,438

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Six Mile Creek Community Development District, (continued)
Assessment Area 2, Special Assessment, 2021, Refunding, 4%, 5/01/52 ........ $ 2,050,000 $ 2,138,247
Assessment Area 3, Special Assessment, 2021, 2.5%, 5/01/26 ................ 350,000 352,184
Assessment Area 3, Special Assessment, 2021, 3%, 5/01/31 ................. 520,000 527,671
Assessment Area 3, Special Assessment, 2021, 3.4%, 5/01/41 ................ 805,000 814,057
Assessment Area 3, Special Assessment, 2021, 3.5%, 5/01/41 ................ 1,585,000 1,618,044
Assessment Area 3, Special Assessment, 2021, 4%, 5/01/51 ................. 1,200,000 1,253,163
Assessment Area 3, Special Assessment, 2021, 4%, 5/01/52 ................. 655,000 683,196
Somerset Community Development District , Special Assessment , 2005 , 5.3% , 5/01/37
5,755,000 5,763,529
South Creek Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.875%, 6/15/31 .............. 175,000 176,667
Assessment Area 1, Special Assessment, 2021, 3.25%, 6/15/41 ............... 500,000 507,802
Assessment Area 1, Special Assessment, 2021, 4%, 6/15/51 ................. 500,000 529,270
Southern Groves Community Development District No. 5 ,
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 425,000 426,329
Special Assessment, 2021, 2.8%, 5/01/31 ............................... 495,000 496,670
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 1,500,000 1,506,722
Special Assessment, 2021, 4%, 5/01/48 ................................. 940,000 995,969
b
Southshore Bay Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2021 , 3% , 5/01/33 .................................. 2,600,000 2,618,088
St. Johns County Industrial Development Authority ,
Life Care Ponte Vedra Obligated Group, Revenue, 2021 A, Refunding, 4%, 12/15/36 1,000,000 1,108,773
Life Care Ponte Vedra Obligated Group, Revenue, 2021 A, Refunding, 4%, 12/15/41 750,000 823,546
Life Care Ponte Vedra Obligated Group, Revenue, 2021 A, Refunding, 4%, 12/15/50 1,000,000 1,086,884
State of Florida , GO , 1999 D , Refunding , 6% , 6/01/23 ........................
5,000,000 5,432,120
d
Stellar North Community Development District ,
Special Assessment, 2021, 2.45%, 5/01/26 .............................. 170,000 170,430
Special Assessment, 2021, 3%, 5/01/31 ................................. 250,000 251,498
Special Assessment, 2021, 3.2%, 5/01/41 ............................... 885,000 891,434
Special Assessment, 2021, 4%, 5/01/52 ................................. 2,225,000 2,348,128
b
Stillwater Community Development District ,
Special Assessment, 144A, 2021, 2.375%, 6/15/26 ......................... 375,000 377,482
Special Assessment, 144A, 2021, 3%, 6/15/31 ............................ 325,000 332,101
Special Assessment, 144A, 2021, 3.5%, 6/15/41 .......................... 1,290,000 1,332,307
Special Assessment, 144A, 2021, 4%, 6/15/51 ............................ 1,750,000 1,852,446
b
Stonewater Community Development District ,
Special Assessment, 144A, 2021, 3%, 11/01/32 ........................... 250,000 254,137
Special Assessment, 144A, 2021, 3.3%, 11/01/41 .......................... 635,000 649,632
Special Assessment, 144A, 2021, 4%, 11/01/51 ........................... 1,000,000 1,066,530
b
Stoneybrook South Community Development District ,
Special Assessment, 144A, 2020, 3%, 12/15/30 ........................... 500,000 513,864
Special Assessment, 144A, 2020, 3.5%, 12/15/40 ......................... 1,000,000 1,038,397
Special Assessment, 144A, 2020, 3.75%, 12/15/50 ......................... 1,500,000 1,553,543
b
Storey Park Community Development District ,
Special Assessment, 144A, 2021, 2.875%, 6/15/31 ......................... 230,000 232,667
Special Assessment, 144A, 2021, 3.3%, 6/15/41 .......................... 620,000 630,678
Special Assessment, 144A, 2021, 4%, 6/15/51 ............................ 625,000 657,922
Summer Woods Community Development District ,
Assessment Area 2, Special Assessment, 2021, 3%, 5/01/31 ................. 200,000 202,722
Assessment Area 2, Special Assessment, 2021, 3.4%, 5/01/41 ................ 500,000 508,471
Assessment Area 2, Special Assessment, 2021, 4%, 5/01/51 ................. 375,000 391,143
Assessment Area 3, Special Assessment, 2021, 2.5%, 5/01/26 ................ 195,000 196,277
Assessment Area 3, Special Assessment, 2021, 3.15%, 5/01/31 ............... 200,000 203,381
Assessment Area 3, Special Assessment, 2021, 3.45%, 5/01/41 ............... 725,000 738,451

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Summer Woods Community Development District, (continued)
Assessment Area 3, Special Assessment, 2021, 4%, 5/01/52 ................. $ 1,000,000 $ 1,043,850
Summerstone Community Development District ,
Special Assessment, 2020, 3.25%, 5/01/30 .............................. 165,000 171,859
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 700,000 737,704
Special Assessment, 2020, 4%, 5/01/51 ................................. 910,000 959,151
b
Special Assessment, 144A, 2021, 2.75%, 5/01/31 ......................... 175,000 175,706
b
Special Assessment, 144A, 2021, 3.15%, 5/01/41 ......................... 700,000 705,107
b
Special Assessment, 144A, 2021, 4%, 5/01/51 ............................ 750,000 790,926
Tamarindo Community Development District ,
Special Assessment, 2021, 3%, 5/01/31 ................................. 185,000 189,235
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 820,000 843,363
Special Assessment, 2021, 4%, 5/01/51 ................................. 680,000 721,061
Timber Creek Southwest Community Development District ,
Special Assessment, 2020, 4%, 6/15/40 ................................. 1,000,000 1,074,027
Special Assessment, 2020, 4%, 6/15/50 ................................. 2,000,000 2,117,570
Assessment Area 2, Special Assessment, 2021, 2.35%, 12/15/26 .............. 400,000 402,611
Assessment Area 2, Special Assessment, 2021, 3%, 12/15/31 ................ 750,000 763,130
Assessment Area 2, Special Assessment, 2021, 3.3%, 12/15/41 ............... 2,175,000 2,216,022
Assessment Area 2, Special Assessment, 2021, 4%, 12/15/51 ................ 2,585,000 2,736,231
Tohoqua Community Development District ,
Special Assessment, 2021, 2.875%, 5/01/31 ............................. 215,000 218,034
Special Assessment, 2021, 3.375%, 5/01/41 ............................. 810,000 825,098
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,785,000 1,875,052
b
Towne Park Community Development District ,
Special Assessment, 144A, 2020, 3.125%, 5/01/30 ......................... 410,000 422,379
Special Assessment, 144A, 2020, 3.625%, 5/01/40 ......................... 1,075,000 1,116,900
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,000,000 1,051,291
Tradition Community Development District No. 9 ,
Special Assessment, 2021, 2.3%, 5/01/26 ............................... 390,000 390,550
Special Assessment, 2021, 2.7%, 5/01/31 ............................... 445,000 445,596
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,400,000 1,481,042
b
Trevesta Community Development District ,
Special Assessment, 144A, 2020, 3.25%, 5/01/30 ......................... 235,000 244,475
Special Assessment, 144A, 2020, 3.75%, 5/01/40 ......................... 880,000 924,725
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,750,000 1,844,522
Triple Creek Community Development District ,
b,d
Special Assessment, 144A, 2021, 2.375%, 11/01/26 ........................ 185,000 185,051
b,d
Special Assessment, 144A, 2021, 2.875%, 11/01/31 ........................ 450,000 450,320
Special Assessment, 2021, 3%, 11/01/31 ................................ 250,000 255,528
b,d
Special Assessment, 144A, 2021, 3.125%, 11/01/41 ........................ 1,190,000 1,191,006
Special Assessment, 2021, 3.5%, 11/01/41 ............................... 740,000 761,894
Special Assessment, 2021, 4%, 11/01/50 ................................ 750,000 793,416
b,d
Special Assessment, 144A, 2021, 4%, 11/01/51 ........................... 750,000 791,390
b
Union Park East Community Development District ,
Assessment Area 3, Special Assessment, 144A, 2021, 2.95%, 5/01/31 .......... 125,000 125,501
Assessment Area 3, Special Assessment, 144A, 2021, 3.35%, 5/01/41 .......... 325,000 327,348
Assessment Area 3, Special Assessment, 144A, 2021, 4%, 5/01/51 ............ 450,000 467,170
V-Dana Community Development District ,
Special Assessment, 2021, 3.125%, 5/01/31 ............................. 400,000 408,440
Special Assessment, 2021, 3.625%, 5/01/41 ............................. 1,250,000 1,289,266
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,500,000 1,570,717
b
Assessment Area 1, Special Assessment, 144A, 2020, 3.5%, 5/01/31 ........... 375,000 394,801
b
Assessment Area 1, Special Assessment, 144A, 2020, 4%, 5/01/40 ............ 1,775,000 1,909,036
b
Assessment Area 1, Special Assessment, 144A, 2020, 4%, 5/01/51 ............ 3,500,000 3,706,101

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
b
Veranda Community Development District II ,
Special Assessment, 144A, 2021, Refunding, 2.5%, 5/01/26 .................. $ 275,000 $ 277,888
Special Assessment, 144A, 2021, Refunding, 2.5%, 5/01/26 .................. 160,000 161,673
Special Assessment, 144A, 2021, Refunding, 3.1%, 5/01/31 .................. 415,000 426,736
Special Assessment, 144A, 2021, Refunding, 3.6%, 5/01/41 .................. 1,020,000 1,057,964
Special Assessment, 144A, 2021, Refunding, 4%, 5/01/51 ................... 1,500,000 1,579,370
Verano No. 3 Community Development District ,
Phase 1 Assessment Area, Special Assessment, 2021, 3%, 5/01/31 ............ 200,000 204,988
Phase 1 Assessment Area, Special Assessment, 2021, 3.375%, 5/01/41 ......... 750,000 771,662
Phase 1 Assessment Area, Special Assessment, 2021, 4%, 5/01/51 ............ 1,000,000 1,060,384
Viera Stewardship District ,
Special Assessment, 2021, 2.3%, 5/01/26 ............................... 500,000 500,161
Special Assessment, 2021, 2.8%, 5/01/31 ............................... 800,000 800,533
Special Assessment, 2021, 3.125%, 5/01/41 ............................. 1,750,000 1,754,940
Special Assessment, 2021, 4%, 5/01/53 ................................. 1,715,000 1,812,851
Village Community Development District No. 10 ,
Special Assessment, 2012, 5%, 5/01/32 ................................. 4,850,000 4,926,615
Special Assessment, 2012, 5.125%, 5/01/43 ............................. 7,600,000 7,725,864
Special Assessment, 2014, 5.75%, 5/01/31 .............................. 1,600,000 1,699,641
Special Assessment, 2014, 6%, 5/01/44 ................................. 6,600,000 7,035,989
Village Community Development District No. 13 ,
b
Special Assessment, 144A, 2020, 3.5%, 5/01/51 .......................... 16,990,000 17,733,853
Special Assessment, 2021, 2.55%, 5/01/31 .............................. 1,475,000 1,499,685
Special Assessment, 2021, 2.85%, 5/01/36 .............................. 1,750,000 1,779,306
Special Assessment, 2021, 3%, 5/01/41 ................................. 2,500,000 2,541,624
Special Assessment, 2021, 3.25%, 5/01/52 .............................. 6,500,000 6,607,190
Village Community Development District No. 6 , Special Assessment , 2013 , Refunding ,
4% , 5/01/35 ...................................................... 3,265,000 3,297,661
Village Community Development District No. 9 ,
Special Assessment, 2012, Refunding, 5%, 5/01/22 ........................ 190,000 192,341
Special Assessment, 2012, Refunding, 5.25%, 5/01/31 ...................... 1,695,000 1,717,738
Special Assessment, 2012, Refunding, 5.5%, 5/01/42 ....................... 1,710,000 1,733,357
Villamar Community Development District ,
Special Assessment, 2020, 3.2%, 5/01/30 ............................... 240,000 248,830
Special Assessment, 2020, 3.75%, 5/01/40 .............................. 655,000 689,782
Special Assessment, 2020, 4%, 5/01/51 ................................. 1,000,000 1,053,447
West Port Community Development District ,
b
Special Assessment, 144A, 2020, 3.25%, 5/01/31 ......................... 410,000 422,364
b
Special Assessment, 144A, 2020, 3.625%, 5/01/41 ......................... 1,085,000 1,123,545
b
Special Assessment, 144A, 2020, 4%, 5/01/51 ............................ 1,545,000 1,622,925
Special Assessment, 2021, 2.4%, 5/01/26 ............................... 370,000 371,941
Special Assessment, 2021, 3%, 5/01/31 ................................. 570,000 578,142
Special Assessment, 2021, 3.4%, 5/01/41 ............................... 1,470,000 1,496,104
Special Assessment, 2021, 4%, 5/01/51 ................................. 1,250,000 1,304,832
West Villages Improvement District ,
Unit of Development No. 7, Special Assessment, 2021, 2.5%, 5/01/26 .......... 250,000 252,085
Unit of Development No. 7, Special Assessment, 2021, 3.125%, 5/01/31 ........ 200,000 204,969
Unit of Development No. 7, Special Assessment, 2021, 3.5%, 5/01/41 .......... 800,000 822,642
Unit of Development No. 7, Special Assessment, 2021, 4%, 5/01/51 ............ 1,050,000 1,104,691
Unit of Development No. 8, Special Assessment, 2021, 2.5%, 5/01/26 .......... 335,000 337,801
Unit of Development No. 8, Special Assessment, 2021, 3.125%, 5/01/31 ........ 525,000 538,044
Unit of Development No. 8, Special Assessment, 2021, 3.5%, 5/01/41 .......... 1,295,000 1,331,651
Unit of Development No. 8, Special Assessment, 2021, 4%, 5/01/51 ............ 1,855,000 1,951,621
Westside Haines City Community Development District ,
Special Assessment, 2021, 2.5%, 5/01/26 ............................... 250,000 250,564

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Westside Haines City Community Development District, (continued)
Special Assessment, 2021, 3%, 5/01/31 ................................. $ 350,000 $ 351,866
Special Assessment, 2021, 3.25%, 5/01/41 .............................. 1,250,000 1,258,061
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,250,000 1,313,046
Wind Meadows South Community Development District ,
Assessment Area 1, Special Assessment, 2021, 2.4%, 5/01/26 ................ 220,000 220,622
Assessment Area 1, Special Assessment, 2021, 2.95%, 5/01/31 ............... 250,000 251,336
Assessment Area 1, Special Assessment, 2021, 3.35%, 5/01/41 ............... 940,000 948,314
Assessment Area 1, Special Assessment, 2021, 4%, 5/01/52 ................. 1,500,000 1,559,674
Windward Community Development District ,
Special Assessment, 2020 A-1, 3%, 5/01/25 .............................. 100,000 101,758
Special Assessment, 2020 A-1, 3.65%, 5/01/30 ........................... 130,000 136,890
Special Assessment, 2020 A-1, 4.25%, 5/01/40 ........................... 630,000 672,211
Special Assessment, 2020 A-1, 4.5%, 5/01/51 ............................ 495,000 526,339
Special Assessment, 2020 A-2, 4.4%, 11/01/35 ........................... 1,900,000 2,065,167
Wiregrass II Community Development District ,
Special Assessment, 2020, 3.125%, 5/01/30 ............................. 645,000 669,762
Special Assessment, 2020, 3.7%, 5/01/40 ............................... 1,680,000 1,766,843
Special Assessment, 2020, 3.875%, 5/01/50 ............................. 1,960,000 2,050,976
Zephyr Lakes Community Development District ,
Assessment Area 2, Special Assessment, 2021, 2.5%, 5/01/26 ................ 230,000 230,656
Assessment Area 2, Special Assessment, 2021, 3%, 5/01/31 ................. 165,000 166,353
Assessment Area 2, Special Assessment, 2021, 3.375%, 5/01/41 .............. 700,000 707,794
Assessment Area 2, Special Assessment, 2021, 4%, 5/01/51 ................. 1,000,000 1,049,970
892,450,796
Georgia 1.0%
e
Baldwin County Hospital Authority ,
Oconee Regional Medical Center Obligated Group, Revenue, 1998, 5.375%,
12/01/28 ....................................................... 1,470,000 15
Oconee Regional Medical Center Obligated Group, Revenue, 2016, 6.5%, 4/30/17 . 480,367 37,228
b
Development Authority of Cobb County (The) ,
Presbyterian Village Austell, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 12/01/39 1,825,000 1,900,648
Presbyterian Village Austell, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 12/01/49 10,760,000 10,994,698
Forsyth County Hospital Authority , Georgia Baptist Healthcare System Obligated
Group , Revenue , 1998 , ETM, 6.375% , 10/01/28 ........................... 6,090,000 7,473,347
b
George L Smith II Congress Center Authority ,
Signia Hotel Management LLC, Revenue, Second Tier, 144A, 2021 B, 5%, 1/01/36 2,500,000 2,988,663
Signia Hotel Management LLC, Revenue, Second Tier, 144A, 2021 B, 5%, 1/01/54 10,000,000 11,654,467
Main Street Natural Gas, Inc. ,
Revenue, 2007 A, 5.5%, 9/15/25 ...................................... 5,000,000 5,864,835
Revenue, 2007 A, 5.5%, 9/15/27 ...................................... 4,000,000 4,961,495
Revenue, 2007 A, 5.5%, 9/15/28 ...................................... 10,000,000 12,647,866
Revenue, 2019 A, 5%, 5/15/49 ........................................ 6,500,000 9,724,566
Municipal Electric Authority of Georgia , Revenue , 2019 B , 5% , 1/01/48 ...........
4,595,000 5,588,539
73,836,367
Idaho 0.2%
Idaho Housing & Finance Association , Revenue , 2010 A , 7% , 2/01/36 ............
13,305,000 13,351,771
Illinois 4.3%
Bureau County Township High School District No. 502 , GO , 2013 A , Pre-Refunded ,
BAM Insured , 6.625% , 10/01/43 ....................................... 5,250,000 5,895,164
City of Belleville ,
Sales Tax, Tax Allocation, 2021 B, Refunding, 3.25%, 7/01/29 ................. 1,000,000 1,021,116

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
City of Belleville, (continued)
Sales Tax, Tax Allocation, 2021 B, Refunding, 3.75%, 7/01/41 ................. $ 1,000,000 $ 1,021,350
County of Cook , GO , 2012 C , Refunding , 5% , 11/15/29 .......................
34,555,000 36,080,804
Illinois Finance Authority ,
e
2017 IAVF Windy City Obligated Group, Revenue, 2017 A-1, 4.375%, 12/01/42 ... 883,103 265
e
2018 Blue Island LLC, Revenue, 2018 A-1, 5%, 12/01/43 .................... 3,000,000 7,800
e
2018 Blue Island LLC, Revenue, 2018 A-1, 5%, 12/01/53 .................... 3,075,000 7,995
b
Acero Charter Schools, Inc. Obligated Group, Revenue, 144A, 2021, Refunding, 4%,
10/01/31 ....................................................... 800,000 923,596
b
Acero Charter Schools, Inc. Obligated Group, Revenue, 144A, 2021, Refunding, 4%,
10/01/34 ....................................................... 445,000 505,756
b
Acero Charter Schools, Inc. Obligated Group, Revenue, 144A, 2021, Refunding, 4%,
10/01/42 ....................................................... 2,250,000 2,501,003
b
McKinley Foundation at University of Illinois (The), Revenue, 144A, 2021 A,
Refunding, 5.125%, 11/01/55 ....................................... 13,560,000 14,704,490
b
McKinley Foundation at University of Illinois (The), Revenue, 144A, 2021 B, 7%,
11/01/37 ....................................................... 4,190,000 4,786,309
Noble Network of Charter Schools, Revenue, 2015, Refunding, 5%, 9/01/25 ...... 2,255,000 2,453,890
Noble Network of Charter Schools, Revenue, 2015, Refunding, 5%, 9/01/32 ...... 3,750,000 4,097,956
OSF Healthcare System Obligated Group, Revenue, 2015 A, Refunding, 5%,
11/15/45 ....................................................... 15,750,000 18,113,755
Rosalind Franklin University of Medicine and Science, Revenue, A, Refunding, 5%,
8/01/47 ........................................................ 1,525,000 1,765,118
Rosalind Franklin University of Medicine and Science, Revenue, C, 5%, 8/01/46 ... 1,900,000 2,200,817
Westminster Village, Inc. Obligated Group, Revenue, 2018 A, Refunding, 5%,
5/01/48 ........................................................ 4,030,000 4,116,254
Westminster Village, Inc. Obligated Group, Revenue, 2018 A, Refunding, 5.25%,
5/01/48 ........................................................ 10,000,000 10,407,777
Westminster Village, Inc. Obligated Group, Revenue, 2018 A, Refunding, 5.5%,
5/01/53 ........................................................ 8,310,000 8,716,282
Metropolitan Pier & Exposition Authority ,
Revenue, 1996, ETM, 7%, 7/01/26 ..................................... 4,720,000 5,527,873
Revenue, 2002 A, NATL Insured, Zero Cpn., 6/15/35 ....................... 15,000,000 11,089,106
Revenue, 2002 A, NATL Insured, Zero Cpn., 6/15/36 ....................... 4,925,000 3,525,924
Revenue, 2002 A, NATL Insured, Zero Cpn., 12/15/37 ...................... 13,650,000 9,233,411
Revenue, 2010 B-1, Refunding, AGMC Insured, Zero Cpn., 6/15/45 ............ 18,100,000 9,675,541
Revenue, 2020 B, Refunding, 5%, 6/15/42 ............................... 5,000,000 6,169,203
State of Illinois ,
GO, 2016, Refunding, 5%, 2/01/26 ..................................... 4,000,000 4,665,682
GO, 2017 A, 4.25%, 12/01/40 ......................................... 1,850,000 2,085,792
GO, 2017 C, 5%, 11/01/29 ........................................... 10,330,000 12,414,071
GO, 2017 D, 3.25%, 11/01/26 ......................................... 2,500,000 2,758,933
GO, 2017 D, 5%, 11/01/26 ........................................... 5,200,000 6,172,927
GO, 2017 D, 5%, 11/01/27 ........................................... 6,445,000 7,799,329
GO, 2017 D, 5%, 11/01/28 ........................................... 8,545,000 10,330,791
GO, 2018 B, Refunding, 5%, 10/01/32 .................................. 1,870,000 2,274,567
GO, 2019 B, 4%, 11/01/34 ........................................... 2,400,000 2,772,724
GO, 2019 B, 4%, 11/01/38 ........................................... 1,420,000 1,628,928
GO, 2019 C, 4%, 11/01/40 ........................................... 1,490,000 1,702,968
GO, 2019 C, 4%, 11/01/43 ........................................... 2,515,000 2,854,304
GO, 2020, 5.5%, 5/01/30 ............................................ 7,650,000 9,996,771
GO, 2020, 5.5%, 5/01/39 ............................................ 14,175,000 18,112,500
GO, 2020, 5.75%, 5/01/45 ........................................... 7,420,000 9,505,674
GO, 2020 B, 4%, 10/01/34 ........................................... 2,000,000 2,344,166
GO, 2020 C, 4%, 10/01/37 ........................................... 5,400,000 6,291,317
GO, 2020 C, 4%, 10/01/38 ........................................... 5,250,000 6,104,338

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
State of Illinois, (continued)
GO, 2020 C, 4%, 10/01/39 ........................................... $ 2,545,000 $ 2,952,702
GO, 2020 C, 4%, 10/01/42 ........................................... 1,335,000 1,538,443
GO, 2021 A, 5%, 3/01/36 ............................................ 3,250,000 4,125,031
GO, 2021 A, 5%, 3/01/46 ............................................ 7,000,000 8,693,399
b
Upper Illinois River Valley Development Authority , 2018 IAVF Timber Oaks & Prairie
View Obligated Group , Revenue , 144A, 2020 C , Refunding , 5% , 12/01/50 ....... 10,750,000 10,959,918
Village of Hillside , Mannheim Redevelopment Project Area , Tax Allocation , 2018 ,
Refunding , 5% , 1/01/30 ............................................. 2,690,000 2,969,729
b
Village of Lincolnwood , North Lincoln Redevelopment Project Area , COP , 144A, 2021
A , 4.82% , 1/01/41 ................................................. 3,035,000 3,053,454
Village of Villa Park , Garden Station Redevelopment Area , Tax Allocation , 2021 , Zero
Cpn., 12/31/38 .................................................... 1,715,000 1,475,561
310,132,574
Indiana 0.8%
City of Anderson , Sweet Galilee at the Wigwam LLC , Revenue , 2020 A , 5.375% ,
1/01/40 ......................................................... 2,740,000 2,868,665
b
City of Goshen , Green Oaks of Goshen LLC , Revenue , 144A, 2021 A , 5% , 8/01/41 .. 4,065,000 4,054,636
b
City of Jeffersonville , Vivera Senior Living of Columbus LLC , Revenue , 144A, 2020 A ,
5.25% , 11/01/40 ................................................... 4,500,000 4,655,794
Indiana Finance Authority ,
East End Crossing Partners LLC, Revenue, 2013 A, Pre-Refunded, 5%, 7/01/40 .. 12,500,000 13,387,808
East End Crossing Partners LLC, Revenue, 2013 A, Pre-Refunded, 5.25%, 1/01/51 12,500,000 13,436,950
Greencroft Goshen Obligated Group, Revenue, 2013 A, Refunding, 7%, 11/15/43 .. 5,000,000 5,622,785
Ohio Valley Electric Corp., Revenue, 2012 A, 5%, 6/01/32 ................... 10,000,000 10,173,733
b
Indiana Housing & Community Development Authority , Vita of Marion LLC , Revenue ,
144A, 2021 A , 5.25% , 4/01/41 ........................................ 4,750,000 5,007,592
59,207,963
Iowa 0.1%
Iowa Finance Authority , Northcrest Obligated Group , Revenue , 2018 A , 5% , 3/01/48 .
7,500,000 8,074,874
Kansas 0.1%
City of Derby , Revenue , 2020 , 3.9% , 3/01/37 ...............................
1,625,000 1,674,957
City of Manhattan ,
Meadowlark Hills Retirement Community Obligated Group, Revenue, 2021 A,
Refunding, 4%, 6/01/36 ............................................ 1,000,000 1,105,375
Meadowlark Hills Retirement Community Obligated Group, Revenue, 2021 A,
Refunding, 4%, 6/01/46 ............................................ 1,150,000 1,250,159
Wyandotte County-Kansas City Unified Government , Revenue , 2018 , 4.5% , 6/01/40 .
1,760,000 1,849,938
5,880,429
Kentucky 0.4%
Kentucky Economic Development Finance Authority , Owensboro Health, Inc. Obligated
Group , Revenue , 2017 A , Refunding , 5.25% , 6/01/41 ....................... 10,000,000 11,822,348
Kentucky Public Transportation Infrastructure Authority ,
Revenue, First Tier, 2013 C, Zero Cpn., 7/01/39 ........................... 10,000,000 12,527,704
Revenue, First Tier, 2013 C, Zero Cpn., 7/01/43 ........................... 5,000,000 6,249,421
30,599,473

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana 1.2%
Calcasieu Parish Memorial Hospital Service District , Southwest Louisiana Healthcare
System Obligated Group , Revenue , 2019 , Refunding , 5% , 12/01/39 ............ $ 2,055,000 $ 2,465,854
Lakeshore Villages Master Community Development District ,
Special Assessment, 2021, 2.375%, 6/01/26 ............................. 450,000 449,809
Special Assessment, 2021, 2.875%, 6/01/31 ............................. 695,000 694,993
Special Assessment, 2021, 3.2%, 6/01/41 ............................... 2,730,000 2,733,999
Special Assessment, 2021, 4%, 6/01/51 ................................. 2,035,000 2,133,393
b
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
GOMESA, Revenue, 144A, 2018, 5.375%, 11/01/38 ........................ 2,410,000 2,830,656
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 4%, 12/01/40 ........................................... 2,970,000 3,047,310
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 4.25%, 12/01/50 ........................................ 5,665,000 5,806,544
Parish of Jefferson, Revenue, 144A, 2019, 4%, 11/01/44 .................... 2,650,000 2,870,361
Parish of Lafourche, Revenue, 144A, 2019, 3.95%, 11/01/43 ................. 4,475,000 4,841,253
Parish of St. Martin, Revenue, 144A, 2019, 4.4%, 11/01/44 ................... 3,240,000 3,570,161
Parish of Vermilion, Revenue, 144A, 2019, 4.625%, 11/01/38 ................. 1,960,000 2,209,642
Patriot Services Group Obligated Group, Revenue, 144A, 2021 C, 5.5%, 10/01/61 . 6,300,000 6,407,478
Provident Group - ULM Properties LLC, Revenue, 144A, 2019 A, 5%, 7/01/54 .... 4,000,000 4,184,631
Terrebonne Parish Consolidated Government, Revenue, 144A, 2018, 5.5%, 11/01/39 1,790,000 2,048,007
Louisiana Public Facilities Authority ,
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/47 ........................................................ 60,000 71,027
b
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.375%, 1/01/40 5,000,000 5,772,666
b
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 4,500,000 5,159,250
b
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-2, 7%, 1/01/57 ... 10,000,000 11,379,724
Parish of Beauregard , OfficeMax, Inc. , Revenue , 2002 , Refunding , 6.8% , 2/01/27 ...
13,990,000 14,011,214
St. Tammany Parish Finance Authority ,
Christwood Obligated Group, Revenue, 2014, Refunding, 5.25%, 11/15/29 ....... 1,200,000 1,309,105
Christwood Obligated Group, Revenue, 2014, Refunding, 5.25%, 11/15/37 ....... 1,650,000 1,778,851
Tobacco Settlement Financing Corp. , Revenue , 2013 A , Refunding , 5.25% , 5/15/35 ..
1,000,000 1,063,541
86,839,469
Maryland 0.4%
City of Baltimore ,
Harbor Point Special Taxing District, Revenue, 2016, Refunding, 5%, 6/01/36 ..... 1,250,000 1,380,465
Harbor Point Special Taxing District, Revenue, 2016, Refunding, 5.125%, 6/01/43 . 5,500,000 6,024,645
County of Frederick ,
Oakdale-Lake Linganore Development District, Special Tax, 2019, Refunding, 3.25%,
7/01/29 ........................................................ 750,000 795,094
Oakdale-Lake Linganore Development District, Special Tax, 2019, Refunding, 3.75%,
7/01/39 ........................................................ 1,410,000 1,497,921
b
Technology Park Project TIF Development District, Special Tax, 144A, 2020 B,
Refunding, 4.625%, 7/01/43 ........................................ 3,260,000 3,878,149
Urbana Community Development Authority, Special Tax, 2020 B, Refunding, 4%,
7/01/40 ........................................................ 375,000 423,365
Urbana Community Development Authority, Special Tax, 2020 C, 4%, 7/01/50 .... 4,000,000 4,513,424
Maryland Economic Development Corp. ,
Tax Allocation, 2020, 4%, 9/01/40 ...................................... 2,000,000 2,288,404
Tax Allocation, 2020, 4%, 9/01/50 ...................................... 2,000,000 2,264,564
Morgan State University, Revenue, 2020, 4.25%, 7/01/50 .................... 500,000 568,015
Morgan State University, Revenue, 2020, 5%, 7/01/56 ...................... 1,000,000 1,201,379

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority , Stevenson University, Inc. ,
Revenue , 2021 A , Refunding , 4% , 6/01/55 ............................... $ 1,000,000 $ 1,138,534
25,973,959
Massachusetts 0.3%
b
Massachusetts Development Finance Agency ,
Linden Ponds Obligated Group, Revenue, 144A, 2018, 5%, 11/15/38 ........... 3,000,000 3,329,534
Linden Ponds Obligated Group, Revenue, 144A, 2018, 5.125%, 11/15/46 ........ 5,000,000 5,528,516
North Hill Communities, Inc. Obligated Group, Revenue, 144A, 2013 A, Pre-
Refunded, 6.25%, 11/15/28 ......................................... 1,473,000 1,622,257
North Hill Communities, Inc. Obligated Group, Revenue, 144A, 2013 A, Pre-
Refunded, 6.25%, 11/15/33 ......................................... 2,000,000 2,227,512
North Hill Communities, Inc. Obligated Group, Revenue, 144A, 2013 A, Pre-
Refunded, 6.5%, 11/15/43 .......................................... 4,125,000 4,609,977
Massachusetts Educational Financing Authority , Revenue , 2013 K , 5.25% , 7/01/29 ..
3,035,000 3,106,179
20,423,975
Michigan 2.4%
City of Detroit ,
GO, 2021 A, 5%, 4/01/30 ............................................ 350,000 433,134
GO, 2021 A, 5%, 4/01/31 ............................................ 480,000 603,524
GO, 2021 A, 5%, 4/01/32 ............................................ 500,000 624,407
GO, 2021 A, 5%, 4/01/33 ............................................ 770,000 959,698
GO, 2021 A, 5%, 4/01/34 ............................................ 725,000 901,909
GO, 2021 A, 5%, 4/01/35 ............................................ 955,000 1,185,734
GO, 2021 A, 5%, 4/01/36 ............................................ 800,000 990,869
GO, 2021 A, 5%, 4/01/37 ............................................ 875,000 1,081,233
GO, 2021 A, 5%, 4/01/38 ............................................ 850,000 1,048,380
GO, 2021 A, 5%, 4/01/39 ............................................ 750,000 923,121
GO, 2021 A, 4%, 4/01/40 ............................................ 550,000 623,313
GO, 2021 A, 4%, 4/01/41 ............................................ 600,000 678,327
GO, 2021 A, 4%, 4/01/42 ............................................ 600,000 676,533
GO, 2021 A, 5%, 4/01/46 ............................................ 2,750,000 3,371,120
GO, 2021 A, 5%, 4/01/50 ............................................ 3,500,000 4,272,941
Great Lakes Water Authority Sewage Disposal System, Revenue, Second Lien, 2001
B, NATL Insured, 5.5%, 7/01/29 ..................................... 5,000,000 6,043,860
Great Lakes Water Authority Sewage Disposal System, Revenue, Second Lien, 2006
B, NATL Insured, 5%, 7/01/36 ....................................... 15,000 15,059
City of Ecorse , GO , 2011 , 6.5% , 11/01/35 .................................
3,415,000 3,429,939
Detroit City School District , GO , 2001 A , AGMC Insured , 6% , 5/01/29 ............
15,900,000 19,472,136
Kalamazoo Economic Development Corp. ,
b
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/31 .................................................... 1,000,000 1,137,906
b
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/41 .................................................... 1,235,000 1,373,337
b
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/51 .................................................... 1,505,000 1,656,386
Heritage Community of Kalamazoo Obligated Group, Revenue, 2020 A, 5%, 5/15/43 1,120,000 1,267,148
Heritage Community of Kalamazoo Obligated Group, Revenue, 2020 A, 5%, 5/15/55 8,860,000 9,937,526
Michigan Finance Authority ,
Detroit Public Lighting Authority Utility Users Tax, Revenue, 2014 B, 5%, 7/01/39 .. 5,600,000 5,967,344
Detroit Public Lighting Authority Utility Users Tax, Revenue, 2014 B, 5%, 7/01/44 .. 5,000,000 5,304,573
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien, 2014
C-3, AGMC Insured, 5%, 7/01/32 .................................... 10,000,000 11,154,181
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien, 2014
C-3, AGMC Insured, 5%, 7/01/33 .................................... 3,000,000 3,344,612

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan Finance Authority, (continued)
Great Lakes Water Authority Sewage Disposal System, Revenue, Senior Lien, 2014
C-6, Refunding, 5%, 7/01/33 ........................................ $ 10,000,000 $ 11,121,373
Great Lakes Water Authority Water Supply System, Revenue, D-1, Refunding, AGMC
Insured, 5%, 7/01/37 .............................................. 5,000,000 5,541,624
Great Lakes Water Authority Water Supply System, Revenue, D-4, Refunding, 5%,
7/01/29 ........................................................ 11,000,000 12,248,532
Great Lakes Water Authority Water Supply System, Revenue, D-4, Refunding, 5%,
7/01/30 ........................................................ 9,000,000 10,021,526
Great Lakes Water Authority Water Supply System, Revenue, D-4, Refunding, 5%,
7/01/34 ........................................................ 10,000,000 11,113,190
b
Thomas M Cooley Law School, Revenue, 144A, 2014, Refunding, 6%, 7/01/24 ... 1,800,000 1,810,779
b
Thomas M Cooley Law School, Revenue, 144A, 2014, Refunding, 6.75%, 7/01/44 . 5,505,000 5,548,209
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/49 ... 3,000,000 3,432,024
Tobacco Settlement, Revenue, Senior Lien, 2020 B-2, 2, Refunding, Zero Cpn.,
6/01/65 ........................................................ 110,000,000 14,942,840
Trinity Health Corp. Obligated Group, Revenue, 2011 MI, Pre-Refunded, 5%,
12/01/39 ....................................................... 75,000 75,000
Michigan Strategic Fund ,
b
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/31 .................................................... 815,000 927,393
b
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/41 .................................................... 895,000 995,253
b
Friendship Village of Kalamazoo Obligated Group, Revenue, 144A, 2021, Refunding,
5%, 8/15/51 .................................................... 1,380,000 1,518,813
f
Graphic Packaging International LLC, Revenue, 2021, Mandatory Put, 4%, 10/01/26 250,000 279,383
Michigan Tobacco Settlement Finance Authority , Michigan Finance Authority Tobacco
Settlement , Revenue , 2007 B , Zero Cpn., 6/01/52 ......................... 26,990,000 3,076,706
171,130,895
Minnesota 0.2%
City of Apple Valley ,
PHS Apple Valley Senior Housing, Inc., Revenue, 2021, 4%, 9/01/36 ........... 200,000 218,411
PHS Apple Valley Senior Housing, Inc., Revenue, 2021, 4%, 9/01/41 ........... 290,000 313,445
PHS Apple Valley Senior Housing, Inc., Revenue, 2021, 4%, 9/01/51 ........... 500,000 530,681
PHS Apple Valley Senior Housing, Inc., Revenue, 2021, 4%, 9/01/61 ........... 870,000 913,512
City of Minneapolis ,
Ecumen Mill City Quarter LLC, Revenue, 2015, 5.25%, 11/01/45 .............. 2,800,000 2,851,410
Ecumen Mill City Quarter LLC, Revenue, 2015, 5.375%, 11/01/50 .............. 1,000,000 1,001,139
Duluth Economic Development Authority ,
Benedictine Health System Obligated Group, Revenue, 2021 A, Refunding, 4%,
7/01/31 ........................................................ 1,500,000 1,636,257
Benedictine Health System Obligated Group, Revenue, 2021 A, Refunding, 4%,
7/01/36 ........................................................ 1,500,000 1,621,220
Benedictine Health System Obligated Group, Revenue, 2021 A, Refunding, 4%,
7/01/41 ........................................................ 930,000 998,857
Housing & Redevelopment Authority of The City of St. Paul Minnesota ,
Episcopal Homes Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/01/33 ... 200,000 208,839
Episcopal Homes Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/01/35 ... 350,000 363,271
Episcopal Homes Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/01/36 ... 100,000 103,480
Episcopal Homes Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/01/42 ... 1,260,000 1,288,248
12,048,770

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Mississippi 1.2%
County of Lowndes , International Paper Co. , Revenue , 1992 B , Refunding , 6.7% ,
4/01/22 ......................................................... $ 18,875,000 $ 19,247,507
b
Mississippi Development Bank ,
County of Hancock, Revenue, 144A, 2019, 4.55%, 11/01/39 .................. 2,250,000 2,521,427
Magnolia Regional Health Center, Revenue, 144A, 2021, Refunding, 4%, 10/01/34 900,000 981,707
Magnolia Regional Health Center, Revenue, 144A, 2021, Refunding, 4%, 10/01/35 800,000 871,257
Magnolia Regional Health Center, Revenue, 144A, 2021, Refunding, 4%, 10/01/36 850,000 923,970
Magnolia Regional Health Center, Revenue, 144A, 2021, Refunding, 4%, 10/01/41 3,000,000 3,235,720
Mississippi Home Corp. ,
b
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 4.5%, 6/01/62 . 7,000,000 6,884,212
b
Patriot Services Group Obligated Group, Revenue, 144A, 2021 C-5, 5.1%, 6/01/62 8,000,000 7,878,304
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
4.65%, 6/01/62 .................................................. 5,515,000 5,540,432
Mississippi Hospital Equipment & Facilities Authority , Baptist Memorial Health Care
Obligated Group , Revenue , A , 5% , 9/01/41 ............................... 30,000,000 35,142,270
83,226,806
Missouri 0.3%
Cape Girardeau County Industrial Development Authority ,
SoutheastHEALTH Obligated Group, Revenue, 2016 A, Refunding, 6%, 3/01/33 ... 4,435,000 4,822,326
SoutheastHEALTH Obligated Group, Revenue, 2017 A, Refunding, 5%, 3/01/29 ... 250,000 295,716
City of Maryland Heights , Tax Allocation , 2020 , 4.125% , 11/01/38 ...............
2,500,000 2,623,007
Kirkwood Industrial Development Authority ,
Ashfield Active Living & Wellness Communities, Inc. Obligated Group, Revenue,
2017 A, Refunding, 5.25%, 5/15/42 ................................... 1,000,000 1,111,856
Ashfield Active Living & Wellness Communities, Inc. Obligated Group, Revenue,
2017 A, Refunding, 5.25%, 5/15/50 ................................... 3,500,000 3,861,866
St. Louis County Industrial Development Authority , Friendship Village of West County ,
Revenue , 2012 , Pre-Refunded , 5% , 9/01/42 .............................. 7,000,000 7,251,832
Stoddard County Industrial Development Authority , SoutheastHEALTH Obligated
Group , Revenue , 2016 B , Refunding , 6% , 3/01/37 ......................... 3,875,000 4,207,614
24,174,217
Montana 0.1%
Montana Facility Finance Authority , Kalispell Regional Medical Center Obligated Group ,
Revenue , 2018 B , Refunding , 5% , 7/01/48 ............................... 5,765,000 6,736,121
Nevada 1.1%
City of Henderson ,
Local Improvement District No. T-16, Special Assessment, 2005, 5.1%, 3/01/22 ... 890,000 885,401
Local Improvement District No. T-16, Special Assessment, 2005, 5.125%, 3/01/25 . 935,000 879,011
Local Improvement District No. T-18, Special Assessment, 2016, Refunding, 4%,
9/01/32 ........................................................ 1,750,000 1,874,306
Local Improvement District No. T-18, Special Assessment, 2016, Refunding, 4%,
9/01/35 ........................................................ 2,500,000 2,657,297
City of Las Vegas ,
Special Improvement District No. 610, Special Assessment, 2018, 5%, 6/01/48 .... 8,180,000 9,217,642
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/33 .... 185,000 207,933
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/34 .... 185,000 206,876
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/35 .... 185,000 206,125
Special Improvement District No. 611, Special Assessment, 2020, 4%, 6/01/40 .... 450,000 496,364
Special Improvement District No. 611, Special Assessment, 2020, 4.125%, 6/01/50 1,150,000 1,259,348
Special Improvement District No. 612 Skye Hills, Special Assessment, 2020, 3.5%,
6/01/35 ........................................................ 210,000 220,437
Special Improvement District No. 612 Skye Hills, Special Assessment, 2020, 4%,
6/01/50 ........................................................ 1,000,000 1,056,819

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Nevada (continued)
City of Las Vegas, (continued)
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/27 ... $ 1,420,000 $ 1,588,671
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/30 ... 1,640,000 1,812,321
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/35 ... 1,040,000 1,139,403
Special Improvement District No. 814, Special Assessment, 2019, 4%, 6/01/39 .... 450,000 494,661
Special Improvement District No. 814, Special Assessment, 2019, 4%, 6/01/44 .... 750,000 815,191
Special Improvement District No. 815, Special Assessment, 2020, 4.75%, 12/01/40 1,000,000 1,167,983
Special Improvement District No. 816, Special Assessment, 2021, 2.75%, 6/01/33 . 520,000 529,163
Special Improvement District No. 816, Special Assessment, 2021, 2.75%, 6/01/36 . 830,000 836,233
Special Improvement District No. 816, Special Assessment, 2021, 3%, 6/01/41 .... 650,000 664,589
Special Improvement District No. 816, Special Assessment, 2021, 3.125%, 6/01/51 1,425,000 1,454,617
b
City of Reno , Sales Tax , Revenue , 144A, 2018 C , Refunding , Zero Cpn., 7/01/58 .... 18,000,000 3,181,279
County of Clark ,
Special Improvement District No. 128, Special Assessment, 2001-2007, 5%, 2/01/26 1,295,000 1,301,842
Special Improvement District No. 128, Special Assessment, 2001-2007, 5.05%,
2/01/31 ........................................................ 1,010,000 1,014,496
Special Improvement District No. 159, Special Assessment, 2015, 5%, 8/01/35 .... 2,215,000 2,412,324
b
State of Nevada Department of Business & Industry ,
Fulcrum Sierra Biofuels LLC, Revenue, 144A, 2017, 5.875%, 12/15/27 .......... 11,186,199 12,490,168
Fulcrum Sierra Biofuels LLC, Revenue, 144A, 2017, 6.25%, 12/15/37 ........... 9,000,000 9,686,423
Somerset Academy NLV Building 1 / Sky Pointe / Stephanie / Losee Campuses,
Revenue, 144A, 2018 A, 5%, 12/15/38 ................................ 1,000,000 1,106,749
Somerset Academy NLV Building 1 / Sky Pointe / Stephanie / Losee Campuses,
Revenue, 144A, 2018 A, 5%, 12/15/48 ................................ 1,500,000 1,638,280
Tahoe-Douglas Visitors Authority ,
Revenue, 2020, 5%, 7/01/33 ......................................... 3,190,000 3,778,979
Revenue, 2020, 5%, 7/01/40 ......................................... 3,225,000 3,777,033
Revenue, 2020, 5%, 7/01/45 ......................................... 3,250,000 3,762,720
Revenue, 2020, 5%, 7/01/51 ......................................... 4,250,000 4,898,128
78,718,812
New Hampshire 0.2%
New Hampshire Business Finance Authority ,
Caritas Acquisitions VII LLC, Revenue, 2020 A, 3.75%, 8/15/30 ............... 100,000 107,159
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.125%, 8/15/40 .............. 2,545,000 2,736,389
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.25%, 8/15/46 ............... 2,860,000 3,068,629
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.5%, 8/15/55 ................ 5,940,000 6,435,006
b,f
Covanta Holding Corp., Revenue, 144A, 2020 B, Refunding, Mandatory Put, 3.75%,
7/02/40 ........................................................ 3,000,000 3,163,466
15,510,649
New Jersey 4.2%
New Jersey Economic Development Authority ,
New Jersey Transit Corp., Revenue, 2020 A, 5%, 11/01/44 ................... 7,800,000 9,509,823
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/32 .......... 500,000 556,253
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/37 .......... 2,150,000 2,370,361
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/47 .......... 2,200,000 2,396,118
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 5%, 6/15/33 1,365,000 1,683,064
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 5%, 6/15/36 2,640,000 3,236,954
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 4.625%,
6/15/48 ........................................................ 1,000,000 1,172,410
State of New Jersey Department of the Treasury, Revenue, 2018 EEE, 5%, 6/15/48 10,000,000 12,021,087
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 5%, 6/15/39 750,000 926,127
State of New Jersey Department of the Treasury, Revenue, 2019 LLL, 4%, 6/15/44 3,300,000 3,737,859
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/35 .... 3,450,000 4,072,981
State of New Jersey Department of the Treasury, Revenue, AAA, 5%, 6/15/41 .... 4,550,000 5,325,714

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Economic Development Authority, (continued)
State of New Jersey Division of Property Management & Construction, Revenue,
2018 C, 5%, 6/15/34 .............................................. $ 1,020,000 $ 1,233,994
State of New Jersey Division of Property Management & Construction, Revenue,
2018 C, 5%, 6/15/35 .............................................. 1,100,000 1,327,612
United Airlines, Inc., Revenue, 1999, 5.125%, 9/15/23 ...................... 10,510,000 10,916,132
United Airlines, Inc., Revenue, 1999, 5.25%, 9/15/29 ....................... 25,000,000 25,938,275
United Airlines, Inc., Revenue, 2003, 5.5%, 6/01/33 ........................ 16,480,000 17,660,820
b
White Horse HMT Urban Renewal LLC, Revenue, 144A, 2020, 5%, 1/01/40 ...... 3,000,000 3,074,005
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006 C, NATL Insured, Zero Cpn., 12/15/30 ...................... 500,000 425,085
Revenue, 2006 C, NATL Insured, Zero Cpn., 12/15/31 ...................... 3,675,000 3,040,479
Revenue, 2008 A, Zero Cpn., 12/15/38 .................................. 46,750,000 31,522,095
Revenue, 2009 A, Zero Cpn., 12/15/39 .................................. 42,425,000 27,718,420
Revenue, 2014 AA, 5%, 6/15/38 ....................................... 5,060,000 5,566,808
Revenue, 2014 AA, 5%, 6/15/44 ....................................... 9,335,000 10,226,411
Revenue, 2014 BB-1, 5%, 6/15/34 ..................................... 500,000 615,306
Revenue, 2015 AA, 5.25%, 6/15/41 .................................... 2,500,000 2,858,390
Revenue, 2018 A, Refunding, 5%, 12/15/32 .............................. 4,100,000 5,059,687
Revenue, 2018 A, Refunding, 5%, 12/15/35 .............................. 1,800,000 2,209,942
Revenue, 2019 A, Refunding, 4%, 12/15/39 .............................. 1,500,000 1,717,687
Revenue, 2019 AA, 5%, 6/15/46 ....................................... 2,500,000 3,009,784
Revenue, 2019 BB, 4%, 6/15/44 ....................................... 1,000,000 1,121,570
Revenue, 2019 BB, 5%, 6/15/44 ....................................... 3,050,000 3,680,866
Revenue, 2019 BB, 5%, 6/15/50 ....................................... 670,000 804,151
Revenue, 2020 AA, 4%, 6/15/45 ....................................... 2,840,000 3,241,435
Revenue, 2020 AA, 5%, 6/15/45 ....................................... 2,660,000 3,299,262
Revenue, 2020 AA, 4%, 6/15/50 ....................................... 6,745,000 7,658,417
Revenue, 2020 AA, 5%, 6/15/50 ....................................... 1,755,000 2,163,006
d
Revenue, 2022 AA, Refunding, 5%, 6/15/37 .............................. 9,500,000 12,048,766
Tobacco Settlement Financing Corp. ,
Revenue, 2018 A, Refunding, 5%, 6/01/46 ............................... 9,500,000 11,171,397
Revenue, 2018 A, Refunding, 5.25%, 6/01/46 ............................. 18,000,000 21,559,810
Revenue, 2018 B, Refunding, 5%, 6/01/46 ............................... 25,000,000 29,166,667
297,045,030
New Mexico 0.1%
Lower Petroglyphs Public Improvement District ,
Special Tax, 2018, Refunding, 5%, 10/01/33 .............................. 500,000 548,618
Special Tax, 2018, Refunding, 5%, 10/01/38 .............................. 450,000 488,946
Special Tax, 2018, Refunding, 5%, 10/01/48 .............................. 1,205,000 1,301,788
New Mexico Hospital Equipment Loan Council , Haverland Carter Lifestyle Obligated
Group , Revenue , 2012 , 5% , 7/01/42 .................................... 5,000,000 5,071,788
7,411,140
New York 6.5%
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020 A , Refunding , 4% , 11/01/45 ...................................... 2,000,000 2,264,165
b
Build NYC Resource Corp. ,
Shefa School, Revenue, 144A, 2021 A, 2.5%, 6/15/31 ...................... 400,000 404,072
Shefa School, Revenue, 144A, 2021 A, 5%, 6/15/51 ........................ 3,000,000 3,598,976
City of New York , GO , 1992 G , 7.5% , 2/01/22 ..............................
5,000 5,030
Metropolitan Transportation Authority ,
Revenue, 2013 D, 5%, 11/15/38 ....................................... 14,040,000 15,082,810
Revenue, 2013 E, 5%, 11/15/33 ....................................... 10,000,000 10,759,573

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Metropolitan Transportation Authority, (continued)
f
Revenue, 2015 A-2, Mandatory Put, 5%, 5/15/30 .......................... $ 1,000,000 $ 1,273,950
Revenue, 2015 D-1, Refunding, 5%, 11/15/32 ............................ 1,250,000 1,431,733
Revenue, 2016 A-1, 5.25%, 11/15/56 ................................... 5,000,000 5,782,891
Revenue, 2017 A-2, Refunding, 5%, 11/15/26 ............................. 1,000,000 1,192,979
Revenue, 2017 C-1, Refunding, 5%, 11/15/34 ............................ 7,500,000 9,036,810
Revenue, 2020 A-1, 5%, 11/15/47 ..................................... 24,300,000 29,520,177
Revenue, 2020 A-1, 5%, 11/15/48 ..................................... 650,000 789,119
Revenue, 2020 A-1, 5%, 11/15/49 ..................................... 2,500,000 3,032,927
Revenue, 2020 C-1, 4.75%, 11/15/45 ................................... 2,950,000 3,530,091
Revenue, 2020 C-1, 5%, 11/15/50 ..................................... 42,795,000 51,880,913
Revenue, 2020 D, 5%, 11/15/44 ....................................... 33,000,000 40,666,599
Revenue, 2020 D, 4%, 11/15/50 ....................................... 40,000,000 45,369,424
Municipal Assistance Corp. for the City of Troy , Revenue , 1996 C , NATL Insured , Zero
Cpn., 1/15/22 ..................................................... 649,658 649,419
New York City Housing Development Corp. , FC 8 Spruce Street Residential LLC ,
Revenue , 2014 , F , Refunding , 4.5% , 2/15/48 ............................. 9,825,000 10,127,215
New York Liberty Development Corp. ,
b
3 World Trade Center LLC, Revenue, 144A, 2014, 2, Refunding, 5.375%, 11/15/40 . 15,000,000 16,667,991
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 65,000,000 91,962,494
New York Transportation Development Corp. ,
American Airlines, Inc., Revenue, 2020, Refunding, 5.25%, 8/01/31 ............ 11,265,000 13,480,098
American Airlines, Inc., Revenue, 2020, Refunding, 5.375%, 8/01/36 ........... 14,950,000 18,863,571
American Airlines, Inc., Revenue, 2021, Refunding, 2.25%, 8/01/26 ............ 1,930,000 2,001,198
American Airlines, Inc., Revenue, 2021, Refunding, 3%, 8/01/31 ............... 4,500,000 4,901,841
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/35 ......................... 6,500,000 8,077,064
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/40 ......................... 6,000,000 7,387,747
Laguardia Gateway Partners LLC, Revenue, 2016 A, 5%, 7/01/46 ............. 41,785,000 46,194,199
b
Rockland Tobacco Asset Securitization Corp. , Revenue , 144A, 2005 A , Zero Cpn.,
8/15/45 ......................................................... 61,000,000 15,475,743
461,410,819
North Carolina 0.1%
North Carolina Medical Care Commission ,
Galloway Ridge Obligated Group, Revenue, 2014 A, Refunding, 5.25%, 1/01/41 ... 2,720,000 2,859,916
Maryfield, Inc. Obligated Group, Revenue, 2015, Refunding, 5%, 10/01/30 ....... 2,790,000 2,980,159
Maryfield, Inc. Obligated Group, Revenue, 2015, Refunding, 5%, 10/01/35 ....... 1,000,000 1,062,517
Maryfield, Inc. Obligated Group, Revenue, 2020 A, 5%, 10/01/45 .............. 1,000,000 1,121,653
Maryfield, Inc. Obligated Group, Revenue, 2020 A, 5%, 10/01/50 .............. 1,500,000 1,678,193
9,702,438
North Dakota 0.4%
County of Burleigh ,
University of Mary, Revenue, 2016, 5.1%, 4/15/36 ......................... 2,800,000 2,970,619
University of Mary, Revenue, 2016, 5.2%, 4/15/46 ......................... 5,430,000 5,726,445
b
County of Grand Forks ,
Red River Biorefinery LLC, Revenue, 144A, 2021 A, 6.625%, 12/15/31 .......... 2,875,000 2,913,101
Red River Biorefinery LLC, Revenue, 144A, 2021 A, 7%, 12/15/43 ............. 13,900,000 14,040,115
25,650,280
Ohio 2.6%
Buckeye Tobacco Settlement Financing Authority ,
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 3%, 6/01/48 .................. 25,130,000 25,911,325
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 4%, 6/01/48 .................. 1,000,000 1,131,334
Revenue, Senior Lien, 2020 B-2, 2, Refunding, 5%, 6/01/55 .................. 20,875,000 23,969,015

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
City of Centerville , Graceworks Lutheran Services Obligated Group , Revenue , 2017 ,
Refunding , 5.25% , 11/01/50 .......................................... $ 5,000,000 $ 5,497,246
Cleveland-Cuyahoga County Port Authority ,
b
Flats East Bank TIF District, Tax Allocation, 144A, 2021 B, Refunding, 4.5%, 12/01/55 1,500,000 1,599,533
b
Flats East Bank TIF District, Tax Allocation, Senior Lien, 144A, 2021 A, Refunding,
4%, 12/01/55 ................................................... 1,250,000 1,318,261
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.25%, 12/01/38 ..... 700,000 818,954
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.5%, 12/01/43 ...... 700,000 821,771
County of Fairfield , Fairfield Medical Center Obligated Group , Revenue , 2013 ,
Refunding , 5% , 6/15/43 ............................................. 10,000,000 10,274,188
County of Franklin ,
Wesley Communities Obligated Group, Revenue, 2020, Refunding, 5.25%, 11/15/40 2,910,000 3,330,682
Wesley Communities Obligated Group, Revenue, 2020, Refunding, 5.25%, 11/15/55 8,800,000 9,942,805
Franklin County Convention Facilities Authority , Revenue , 2019 , 5% , 12/01/51 ......
5,000,000 5,731,993
Ohio Higher Educational Facility Commission ,
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... 1,360,000 1,585,194
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,205,000 1,396,995
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... 2,570,000 2,972,817
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , Zero
Cpn., 2/15/35 ..................................................... 35,000,000 44,020,249
Southeastern Ohio Port Authority ,
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2012, Refunding, 6%,
12/01/42 ....................................................... 14,000,000 14,486,485
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5%,
12/01/35 ....................................................... 1,000,000 1,067,516
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5%,
12/01/43 ....................................................... 1,000,000 1,058,496
Marietta Area Health Care, Inc. Obligated Group, Revenue, 2015, Refunding, 5.5%,
12/01/43 ....................................................... 1,300,000 1,404,263
State of Ohio ,
b
Aultman Health Foundation Obligated Group, Revenue, 144A, 2018, Refunding, 5%,
12/01/38 ....................................................... 5,000,000 5,385,707
b
Aultman Health Foundation Obligated Group, Revenue, 144A, 2018, Refunding, 5%,
12/01/48 ....................................................... 15,195,000 16,149,747
University Hospitals Health System, Inc. Obligated Group, Revenue, 2016 A,
Refunding, 5%, 1/15/46 ............................................ 6,000,000 6,904,106
186,778,682
Oklahoma 0.2%
Tulsa County Industrial Authority ,
Montereau Obligated Group, Revenue, 2017, Refunding, 5.25%, 11/15/37 ....... 1,000,000 1,138,112
Montereau Obligated Group, Revenue, 2017, Refunding, 5.25%, 11/15/45 ....... 10,280,000 11,590,570
12,728,682
Oregon 0.7%
Clackamas County Hospital Facility Authority ,
Rose Villa, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5.125%, 11/15/40 . 500,000 550,975
Rose Villa, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5.25%, 11/15/50 .. 1,250,000 1,375,809
Rose Villa, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5.375%, 11/15/55 . 1,500,000 1,654,943
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/45 ...
9,285,000 11,496,353
Hospital Facilities Authority of Multnomah County Oregon ,
Mirabella at South Waterfront, Revenue, 2014 A, Refunding, 5.4%, 10/01/44 ..... 3,000,000 3,219,190
Mirabella at South Waterfront, Revenue, 2014 A, Refunding, 5.5%, 10/01/49 ..... 5,500,000 5,905,843

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Polk County Hospital Facility Authority ,
Dallas Mennonite Retirement Community Obligated Group, Revenue, 2020 A,
5.125%, 7/01/55 ................................................. $ 3,500,000 $ 3,638,268
Dallas Mennonite Retirement Community Obligated Group, Revenue, 2020 B, 4%,
7/01/24 ........................................................ 1,500,000 1,504,617
Salem Hospital Facility Authority ,
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, 5%, 5/15/22 .... 215,000 219,012
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, 5.75%, 5/15/27 .. 1,000,000 1,021,029
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, 5.625%, 5/15/32 . 1,000,000 1,017,478
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, 6%, 5/15/42 .... 3,100,000 3,155,136
Capital Manor, Inc. Obligated Group, Revenue, 2012, Refunding, 6%, 5/15/47 .... 2,000,000 2,034,565
Yamhill County Hospital Authority ,
Friendsview Manor Obligated Group, Revenue, 2016 A, Refunding, 5%, 11/15/51 .. 4,325,000 4,686,745
Friendsview Manor Obligated Group, Revenue, 2021 A, Refunding, 5%, 11/15/36 .. 1,220,000 1,458,238
Friendsview Manor Obligated Group, Revenue, 2021 A, Refunding, 5%, 11/15/46 .. 1,540,000 1,799,334
Friendsview Manor Obligated Group, Revenue, 2021 A, Refunding, 5%, 11/15/51 .. 1,100,000 1,281,407
Friendsview Manor Obligated Group, Revenue, 2021 A, Refunding, 5%, 11/15/56 .. 1,940,000 2,243,811
48,262,753
Pennsylvania 2.0%
b
Allentown Neighborhood Improvement Zone Development Authority ,
Revenue, 144A, 2017, Refunding, 5%, 5/01/32 ............................ 11,975,000 13,882,782
Revenue, 144A, 2018, 5%, 5/01/42 .................................... 3,245,000 3,804,759
Revenue, 144A, 2018, 5.375%, 5/01/42 ................................. 5,000,000 5,840,431
Bucks County Industrial Development Authority ,
Grand View Hospital/Sellersville Obligated Group, Revenue, 2021, 4%, 7/01/46 ... 1,500,000 1,696,548
Grand View Hospital/Sellersville Obligated Group, Revenue, 2021, 5%, 7/01/54 ... 1,500,000 1,838,770
Chester County Industrial Development Authority ,
b
Borough of Phoenixville Steelpointe Neighborhood Improvement District, Special
Assessment, 144A, 2020, 4.75%, 3/01/50 .............................. 4,250,000 4,508,979
Renaissance Academy Charter School, Revenue, 2014, 5%, 10/01/34 .......... 1,500,000 1,651,078
Renaissance Academy Charter School, Revenue, 2014, 5%, 10/01/39 .......... 3,325,000 3,647,826
Renaissance Academy Charter School, Revenue, 2014, 5%, 10/01/44 .......... 1,945,000 2,125,824
b
Woodlands at Greystone Neighborhood Improvement District, Special Assessment,
144A, 2018, 5%, 3/01/38 ........................................... 425,000 484,765
b
Woodlands at Greystone Neighborhood Improvement District, Special Assessment,
144A, 2018, 5.125%, 3/01/48 ....................................... 1,000,000 1,137,318
Dallas Area Municipal Authority ,
Misericordia University, Revenue, 2019, Refunding, 5%, 5/01/39 .............. 1,100,000 1,272,937
Misericordia University, Revenue, 2019, Refunding, 5%, 5/01/48 .............. 4,000,000 4,560,465
East Hempfield Township Industrial Development Authority ,
Student Services, Inc., Revenue, 2013, Pre-Refunded, 5%, 7/01/35 ............ 1,000,000 1,073,499
Student Services, Inc., Revenue, 2013, Pre-Refunded, 5%, 7/01/45 ............ 2,500,000 2,683,748
Franklin County Industrial Development Authority ,
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/38 ... 1,000,000 1,102,245
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/43 ... 1,200,000 1,314,540
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/48 ... 4,600,000 5,018,965
Menno-Haven, Inc. Obligated Group, Revenue, 2018, Refunding, 5%, 12/01/53 ... 3,050,000 3,321,754
Menno-Haven, Inc. Obligated Group, Revenue, 2019, 5%, 12/01/54 ............ 1,000,000 1,088,704
Lancaster County Hospital Authority ,
Brethren Village Obligated Group, Revenue, 2017, Refunding, 5.125%, 7/01/37 ... 1,000,000 1,136,477
Brethren Village Obligated Group, Revenue, 2017, Refunding, 5.25%, 7/01/41 .... 3,500,000 3,976,884
Lehigh County Industrial Development Authority ,
Seven Generations Charter School, Revenue, 2021 A, 4%, 5/01/31 ............ 680,000 752,423
Seven Generations Charter School, Revenue, 2021 A, 4%, 5/01/51 ............ 2,385,000 2,544,673

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 11/15/36 ........................................... $ 6,710,000 $ 7,875,969
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 5%,
11/15/45 ....................................................... 1,000,000 1,206,193
Pennsylvania Turnpike Commission ,
Revenue, 2009 C, AGMC Insured, 6.25%, 6/01/33 ......................... 5,000,000 6,212,700
Revenue, B-2, Zero Cpn., 12/01/37 .................................... 20,000,000 21,663,330
Revenue, B-2, Zero Cpn., 12/01/40 .................................... 25,075,000 27,078,194
Philadelphia Authority for Industrial Development ,
Evangelical Services for the Aging Obligated Group, Revenue, A, Refunding, 5%,
7/01/49 ........................................................ 3,000,000 3,312,616
Philadelphia Electrical & Technology Charter High School, Revenue, 2021 A, 4%,
6/01/31 ........................................................ 575,000 655,374
Philadelphia Electrical & Technology Charter High School, Revenue, 2021 A, 4%,
6/01/41 ........................................................ 750,000 827,891
Philadelphia Electrical & Technology Charter High School, Revenue, 2021 A, 4%,
6/01/51 ........................................................ 800,000 868,444
Philadelphia Electrical & Technology Charter High School, Revenue, 2021 A, 4%,
6/01/56 ........................................................ 850,000 919,062
141,086,167
Rhode Island 0.1%
Rhode Island Health and Educational Building Corp. , Care New England Health
System Obligated Group , Revenue , 2013 A , Pre-Refunded , 6% , 9/01/33 ........ 7,320,000 8,051,703
South Carolina 1.1%
South Carolina Jobs-Economic Development Authority ,
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2017, 5%,
4/01/52 ........................................................ 1,750,000 1,905,802
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2018 A,
Refunding, 5%, 4/01/48 ............................................ 3,500,000 3,775,824
South Carolina Episcopal Home at Still Hopes Obligated Group, Revenue, 2018 A,
Refunding, 5.25%, 4/01/53 ......................................... 11,000,000 11,920,659
South Carolina Public Service Authority , Revenue , 2013 B , Refunding , 5.125% ,
12/01/43 ........................................................ 52,890,000 57,693,581
75,295,866
South Dakota 0.2%
City of Sioux Falls ,
Dow Rummel Village, Revenue, 2016, Refunding, 5%, 11/01/46 ............... 11,110,000 11,712,303
Dow Rummel Village, Revenue, 2017, 5%, 11/01/42 ........................ 3,000,000 3,285,084
14,997,387
Tennessee 1.1%
Johnson City Health & Educational Facilities Board ,
Mountain States Health Alliance Obligated Group, Revenue, 2000 A, Refunding,
NATL Insured, Zero Cpn., 7/01/27 .................................... 19,365,000 17,666,387
Mountain States Health Alliance Obligated Group, Revenue, 2000 A, Refunding,
NATL Insured, Zero Cpn., 7/01/28 .................................... 19,400,000 17,225,243
Mountain States Health Alliance Obligated Group, Revenue, 2000 A, Refunding,
NATL Insured, Zero Cpn., 7/01/29 .................................... 19,365,000 16,688,176
Mountain States Health Alliance Obligated Group, Revenue, 2000 A, Refunding,
NATL Insured, Zero Cpn., 7/01/30 .................................... 19,370,000 16,175,329

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board , Vanderbilt University Medical Center Obligated Group , Revenue , 2016 A , 5% ,
7/01/40 ......................................................... $ 10,000,000 $ 11,817,525
b
Nashville Metropolitan Development & Housing Agency , Tax Allocation , 144A, 2018 ,
5.125% , 6/01/36 ................................................... 900,000 1,029,840
80,602,500
Texas 7.5%
Cedar Bayou Navigation District , Special Assessment , 2020 , 6% , 9/15/51 .........
7,500,000 8,086,210
Central Texas Regional Mobility Authority ,
Revenue, 2010, Zero Cpn., 1/01/35 .................................... 3,000,000 2,251,501
Revenue, 2010, Zero Cpn., 1/01/37 .................................... 2,500,000 1,764,817
Revenue, 2010, Zero Cpn., 1/01/38 .................................... 2,405,000 1,647,359
Revenue, 2010, Zero Cpn., 1/01/39 .................................... 2,545,000 1,692,111
b
City of Anna ,
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
3.75%, 9/15/31 .................................................. 200,000 198,861
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
4.5%, 9/15/31 ................................................... 157,000 156,131
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
4%, 9/15/41 .................................................... 867,000 858,765
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
4.25%, 9/15/51 .................................................. 1,406,000 1,389,599
Sherley Tract Public Improvement District No. 2, Special Assessment, 144A, 2021,
5%, 9/15/51 .................................................... 503,000 497,580
b
City of Austin ,
Whisper Valley Public Improvement District, Special Assessment, 144A, 2019,
4.625%, 11/01/39 ................................................ 1,405,000 1,583,725
Whisper Valley Public Improvement District, Special Assessment, 144A, 2019,
4.75%, 11/01/48 ................................................. 2,450,000 2,749,986
b
City of Bee Cave , Backyard Public improvement District , Special Assessment , 144A,
2021 , 5.25% , 9/01/51 ............................................... 1,000,000 1,018,829
City of Celina ,
b
Creeks of Legacy Public Improvement District, Special Assessment, 144A, 2020,
4.25%, 9/01/40 .................................................. 230,000 241,217
b
Creeks of Legacy Public Improvement District, Special Assessment, 144A, 2020,
4.375%, 9/01/49 ................................................. 1,845,000 1,935,295
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
4.75%, 9/01/31 .................................................. 215,000 216,998
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
4.25%, 9/01/41 .................................................. 500,000 507,961
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
5.25%, 9/01/41 .................................................. 370,000 375,896
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
4.5%, 9/01/50 ................................................... 605,000 613,071
b
Edgewood Creek Public Improvement District, Special Assessment, 144A, 2021,
5.5%, 9/01/50 ................................................... 500,000 506,352
Lakes at Mustang Ranch Public Improvement District, Special Assessment, 2020,
Refunding, BAM Insured, 3%, 9/01/35 ................................. 1,020,000 1,038,873
b
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2019,
4.25%, 9/01/49 .................................................. 3,065,000 3,275,641
b
Sutton Fields II Public Improvement District, Special Assessment, 144A, 2020,
4.125%, 9/01/50 ................................................. 1,800,000 1,862,086
b,d
The Parks at Wilson Creek Public Improvement District, Special Assessment, 144A,
2021, 2.75%, 9/01/26 ............................................. 145,000 145,357

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Celina, (continued)
b,d
The Parks at Wilson Creek Public Improvement District, Special Assessment, 144A,
2021, 3.5%, 9/01/26 .............................................. $ 145,000 $ 145,350
b,d
The Parks at Wilson Creek Public Improvement District, Special Assessment, 144A,
2021, 3.25%, 9/01/31 ............................................. 150,000 150,716
b,d
The Parks at Wilson Creek Public Improvement District, Special Assessment, 144A,
2021, 4%, 9/01/31 ................................................ 473,000 475,188
b,d
The Parks at Wilson Creek Public Improvement District, Special Assessment, 144A,
2021, 3.5%, 9/01/41 .............................................. 1,205,000 1,211,886
b,d
The Parks at Wilson Creek Public Improvement District, Special Assessment, 144A,
2021, 4.25%, 9/01/41 ............................................. 1,265,000 1,271,953
b,d
The Parks at Wilson Creek Public Improvement District, Special Assessment, 144A,
2021, 4%, 9/01/51 ................................................ 1,023,000 1,051,220
b,d
The Parks at Wilson Creek Public Improvement District, Special Assessment, 144A,
2021, 4.5%, 9/01/51 .............................................. 1,501,000 1,509,143
b
Wells North Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/01/40 ........................................................ 425,000 442,366
b
Wells North Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 520,000 542,634
b
Wells South Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/40 ........................................................ 350,000 372,027
b
Wells South Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 965,000 1,005,520
b
Wells South Public Improvement District, Special Assessment, 144A, 2021, 3%,
9/01/31 ........................................................ 158,000 159,204
b
Wells South Public Improvement District, Special Assessment, 144A, 2021, 3.375%,
9/01/41 ........................................................ 379,000 381,655
b
Wells South Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ 1,004,000 1,045,956
b
City of Crandall ,
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/15/31 ........................................................ 300,000 306,703
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021,
4.75%, 9/15/31 .................................................. 161,000 164,819
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021,
4.25%, 9/15/41 .................................................. 1,000,000 1,024,104
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021, 5%,
9/15/41 ........................................................ 1,144,000 1,176,928
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021,
4.5%, 9/15/51 ................................................... 2,000,000 2,055,718
Cartwright Ranch Public Improvement District, Special Assessment, 144A, 2021,
5.25%, 9/15/51 .................................................. 750,000 774,344
b
City of Elmendorf ,
Hickory Ridge Public Improvement District, Special Assessment, 144A, 2021,
3.375%, 9/01/31 ................................................. 298,000 296,274
Hickory Ridge Public Improvement District, Special Assessment, 144A, 2021, 3.75%,
9/01/41 ........................................................ 1,205,000 1,183,475
Hickory Ridge Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ 1,172,000 1,157,864
b
City of Fate ,
Monterra Public Improvement District, Special Assessment, 144A, 2021, 2.75%,
8/15/26 ........................................................ 400,000 401,596
Monterra Public Improvement District, Special Assessment, 144A, 2021, 3.375%,
8/15/31 ........................................................ 711,000 718,498
Monterra Public Improvement District, Special Assessment, 144A, 2021, 3.75%,
8/15/41 ........................................................ 1,871,000 1,890,676
Monterra Public Improvement District, Special Assessment, 144A, 2021, 4%, 8/15/51 1,765,000 1,800,534

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Fate, (continued)
Williamsburg East Public Improvement District, Revenue, 144A, 2020, 4.125%,
8/15/30 ........................................................ $ 665,000 $ 686,335
Williamsburg East Public Improvement District, Revenue, 144A, 2020, 4.625%,
8/15/40 ........................................................ 1,163,000 1,211,206
Williamsburg East Public Improvement District, Revenue, 144A, 2020, 4.875%,
8/15/50 ........................................................ 1,772,000 1,840,615
Williamsburg East Public Improvement District, Special Assessment, 144A, 2020,
3.375%, 8/15/30 ................................................. 125,000 129,400
Williamsburg East Public Improvement District, Special Assessment, 144A, 2020,
3.875%, 8/15/40 ................................................. 691,000 715,744
Williamsburg East Public Improvement District, Special Assessment, 144A, 2020,
4.125%, 8/15/50 ................................................. 994,000 1,028,084
b
City of Fort Worth ,
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5%, 9/01/27 ................................ 1,765,000 1,904,193
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5%, 9/01/32 ................................ 1,270,000 1,341,232
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2017, 5.125%, 9/01/37 ............................. 1,650,000 1,724,199
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/27 ................................ 1,390,000 1,457,239
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/32 ................................ 1,530,000 1,610,632
Fort Worth Public Improvement District No. 17 Rock Creek Ranch, Special
Assessment, 144A, 2018, 5%, 9/01/37 ................................ 1,975,000 2,051,339
b
City of Haslet ,
Public Improvement District No. 5, Special Assessment, 144A, 2021, 2.625%,
9/01/26 ........................................................ 447,000 449,156
Public Improvement District No. 5, Special Assessment, 144A, 2021, 3.25%, 9/01/31 150,000 151,857
Public Improvement District No. 5, Special Assessment, 144A, 2021, 3.625%,
9/01/41 ........................................................ 1,271,000 1,289,757
Public Improvement District No. 5, Special Assessment, 144A, 2021, 4%, 9/01/51 . 1,026,000 1,059,441
City of Horseshoe Bay ,
Escondido Public Improvement District, Special Assessment, 2020, Refunding, 3%,
10/01/30 ....................................................... 500,000 516,382
Escondido Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 10/01/33 ................................................. 435,000 452,980
City of Houston Airport System ,
United Airlines, Inc., Revenue, 2021 A, 4%, 7/01/41 ........................ 6,500,000 6,959,814
United Airlines, Inc., Revenue, 2021 B-1, 4%, 7/15/41 ....................... 4,000,000 4,270,149
b
City of Hutto ,
Cottonwood Creek Public Improvement District, Special Assessment, 144A, 2021,
2.5%, 9/01/26 ................................................... 330,000 331,867
Cottonwood Creek Public Improvement District, Special Assessment, 144A, 2021,
3.125%, 9/01/31 ................................................. 260,000 262,943
Cottonwood Creek Public Improvement District, Special Assessment, 144A, 2021,
3.5%, 9/01/41 ................................................... 1,038,000 1,053,474
Cottonwood Creek Public Improvement District, Special Assessment, 144A, 2021,
4%, 9/01/51 .................................................... 1,345,000 1,393,931
Durango Farms Public Improvement District, Special Assessment, 144A, 2021,
2.75%, 9/01/26 .................................................. 270,000 271,486
Durango Farms Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/01/31 ........................................................ 392,000 397,844
Durango Farms Public Improvement District, Special Assessment, 144A, 2021,
3.875%, 9/01/41 ................................................. 1,000,000 1,014,683

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Hutto, (continued)
Durango Farms Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/56 ........................................................ $ 2,479,000 $ 2,506,904
Emory Crossing Public Improvement District, Special Assessment, 144A, 2021,
3.25%, 9/01/31 .................................................. 206,000 207,966
Emory Crossing Public Improvement District, Special Assessment, 144A, 2021,
3.625%, 9/01/41 ................................................. 519,000 524,052
Emory Crossing Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/56 ........................................................ 1,146,000 1,162,742
b
City of Justin ,
Timberbrook Public Improvement District No. 1, Special Assessment, 144A, 2021,
3%, 9/01/31 .................................................... 500,000 497,892
Timberbrook Public Improvement District No. 1, Special Assessment, 144A, 2021,
3.375%, 9/01/41 ................................................. 2,812,000 2,801,448
Timberbrook Public Improvement District No. 1, Special Assessment, 144A, 2021,
4%, 9/01/51 .................................................... 2,052,000 2,110,370
b
City of Kaufman ,
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.125%,
9/15/31 ........................................................ 130,000 130,445
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.625%,
9/15/41 ........................................................ 570,000 575,603
Public Improvement District No. 1, Special Assessment, 144A, 2021, 4%, 9/15/50 . 440,000 448,560
b
City of Kyle ,
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 3.125%,
9/01/30 ........................................................ 400,000 404,652
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 3.625%,
9/01/40 ........................................................ 1,310,000 1,329,411
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 3.5%,
9/01/44 ........................................................ 1,380,000 1,388,235
6 Creeks Public Improvement District, Special Assessment, 144A, 2020, 4%, 9/01/46 375,000 385,019
6 Creeks Public Improvement District, Special Assessment, 144A, 2021, 2.75%,
9/01/26 ........................................................ 224,000 225,258
6 Creeks Public Improvement District, Special Assessment, 144A, 2021, 3.375%,
9/01/31 ........................................................ 530,000 536,541
6 Creeks Public Improvement District, Special Assessment, 144A, 2021, 3.75%,
9/01/41 ........................................................ 1,428,000 1,448,944
6 Creeks Public Improvement District, Special Assessment, 144A, 2021, 4%, 9/01/46 1,000,000 1,027,618
City of Lago Vista ,
Tessera on Lake Travis Public Improvement District, Special Assessment, 2020,
Refunding, 3.125%, 9/01/30 ........................................ 300,000 311,547
Tessera on Lake Travis Public Improvement District, Special Assessment, 2020,
Refunding, 3.75%, 9/01/42 ......................................... 1,045,000 1,092,575
b
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020 A, Refunding, 5%, 9/01/30 ..................................... 2,000,000 2,165,781
b
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020 A, Refunding, 5.125%, 9/01/35 .................................. 2,070,000 2,245,469
b
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020 A, Refunding, 5.5%, 9/01/40 .................................... 2,715,000 2,998,324
b
Tessera on Lake Travis Public Improvement District, Special Assessment, 144A,
2020 B, Refunding, 4.875%, 9/01/50 .................................. 2,500,000 2,643,888
City of Leander ,
Oak Creek Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 9/01/32 .................................................. 530,000 563,337
Oak Creek Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 9/01/38 .................................................. 1,275,000 1,327,557

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Leander, (continued)
Oak Creek Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 9/01/44 .................................................. $ 1,490,000 $ 1,532,772
b
City of Liberty Hill ,
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020,
3.125%, 9/01/30 ................................................. 250,000 258,056
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/40 ........................................................ 845,000 903,513
Summerlyn West Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/54 ........................................................ 1,890,000 1,980,941
b
City of Manor ,
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 2.5%,
9/15/26 ........................................................ 110,000 110,033
Manor Heights Public Improvement District, Special Assessment, 144A, 2021,
3.125%, 9/15/26 ................................................. 110,000 109,948
Manor Heights Public Improvement District, Special Assessment, 144A, 2021,
3.125%, 9/15/31 ................................................. 250,000 250,512
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 3.75%,
9/15/31 ........................................................ 310,000 310,827
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/15/41 ........................................................ 700,000 702,282
Manor Heights Public Improvement District, Special Assessment, 144A, 2021,
4.125%, 9/15/41 ................................................. 830,000 835,281
Manor Heights Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/15/51 ........................................................ 1,000,000 1,025,226
Manor Heights Public Improvement District, Special Assessment, 144A, 2021,
4.375%, 9/15/51 ................................................. 1,225,000 1,229,775
b
City of Marble Falls ,
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
3.875%, 9/01/31 ................................................. 250,000 248,583
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
4.125%, 9/01/41 ................................................. 1,000,000 990,611
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
4.875%, 9/01/41 ................................................. 450,000 446,024
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
4.375%, 9/01/51 ................................................. 1,470,000 1,455,418
Thunder Rock Public Improvement District, Special Assessment, 144A, 2021,
5.125%, 9/01/51 ................................................. 620,000 613,412
b
City of Mclendon-Chisholm ,
Special Assessment, 144A, 2021, 2.625%, 9/15/26 ......................... 205,000 205,052
Special Assessment, 144A, 2021, 3.625%, 9/15/41 ......................... 620,000 623,026
Special Assessment, 144A, 2021, 4%, 9/15/51 ............................ 865,000 879,698
b
City of Midlothian ,
Redden Farms Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/15/31 ........................................................ 300,000 304,531
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
4.125%, 9/15/31 ................................................. 230,000 232,482
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
3.875%, 9/15/41 ................................................. 1,105,000 1,119,800
Redden Farms Public Improvement District, Special Assessment, 144A, 2021, 4.5%,
9/15/41 ........................................................ 420,000 427,637
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
4.125%, 9/15/51 ................................................. 1,635,000 1,655,967
Redden Farms Public Improvement District, Special Assessment, 144A, 2021,
4.75%, 9/15/51 .................................................. 610,000 621,441

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b,d
City of New Braunfels ,
Solms Landing Public Improvement District, Special Assessment, 144A, 2021,
3.625%, 9/01/26 ................................................. $ 120,000 $ 120,292
Solms Landing Public Improvement District, Special Assessment, 144A, 2021,
4.25%, 9/01/31 .................................................. 320,000 321,672
Solms Landing Public Improvement District, Special Assessment, 144A, 2021, 4.5%,
9/01/41 ........................................................ 882,000 887,470
Solms Landing Public Improvement District, Special Assessment, 144A, 2021,
4.75%, 9/01/51 .................................................. 1,454,000 1,462,901
b
City of Oak Point ,
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020,
3.25%, 9/01/30 .................................................. 300,000 311,583
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020,
3.75%, 9/01/40 .................................................. 1,170,000 1,217,809
Oak Point Public Improvement District No. 2, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 1,060,000 1,102,840
Wildridge Public Improvement District No. 1, Special Assessment, 144A, 2021,
2.75%, 9/01/31 .................................................. 160,000 158,374
Wildridge Public Improvement District No. 1, Special Assessment, 144A, 2021,
3.125%, 9/01/41 ................................................. 643,000 636,891
Wildridge Public Improvement District No. 1, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ 470,000 486,452
b
City of Plano ,
Collin Creek East Public Improvement District, Special Assessment, 144A, 2021,
4.375%, 9/15/51 ................................................. 2,750,000 2,800,308
Collin Creek West Public Improvement District, Special Assessment, 144A, 2021,
4%, 9/15/51 .................................................... 2,343,000 2,439,268
b
City of Princeton ,
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
2.875%, 9/01/25 ................................................. 128,000 130,591
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
3.375%, 9/01/30 ................................................. 180,000 188,413
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
3.875%, 9/01/40 ................................................. 650,000 686,781
Arcadia Farms Public Improvement District, Special Assessment, 144A, 2020,
4.125%, 9/01/50 ................................................. 936,000 992,756
Brookside Public Improvement District, Special Assessment, 144A, 2021, 3%,
9/01/31 ........................................................ 128,000 128,349
Brookside Public Improvement District, Special Assessment, 144A, 2021, 3.375%,
9/01/41 ........................................................ 325,000 326,091
Brookside Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ 435,000 448,436
Winchester Public Improvement District, Special Assessment, 144A, 2020, 3.25%,
9/01/30 ........................................................ 200,000 211,397
Winchester Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/01/40 ........................................................ 470,000 500,729
Winchester Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/01/50 ........................................................ 675,000 723,512
Winchester Public Improvement District, Special Assessment, 144A, 2021, 2.875%,
9/01/31 ........................................................ 110,000 110,687
Winchester Public Improvement District, Special Assessment, 144A, 2021, 3.25%,
9/01/41 ........................................................ 518,000 521,522
Winchester Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/01/51 ........................................................ 620,000 648,874
b
City of Red Oak ,
Public Improvement District No. 1, Special Assessment, 144A, 2021, 2.625%,
9/15/26 ........................................................ 150,000 150,098

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
City of Red Oak, (continued)
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.125%,
9/15/31 ........................................................ $ 354,000 $ 355,208
Public Improvement District No. 1, Special Assessment, 144A, 2021, 3.375%,
9/15/41 ........................................................ 500,000 497,847
Public Improvement District No. 1, Special Assessment, 144A, 2021, 4%, 9/15/51 . 665,000 683,642
b
City of Rowlett ,
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 3.125%, 9/15/31 ............................................ 200,000 198,576
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 3.75%, 9/15/31 ............................................. 200,000 199,829
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 3.75%, 9/15/41 ............................................. 820,000 824,374
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 4.125%, 9/15/41 ............................................ 600,000 601,755
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 4%, 9/15/51 ................................................ 1,172,000 1,187,617
Trails at Cottonwood Creek Public Improvement District, Special Assessment, 144A,
2021, 4.25%, 9/15/51 ............................................. 1,000,000 994,921
b
City of Royse City ,
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 3.375%,
9/15/30 ........................................................ 450,000 465,879
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 3.625%,
9/15/30 ........................................................ 225,000 236,935
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.375%,
9/15/30 ........................................................ 210,000 219,612
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 3.875%,
9/15/40 ........................................................ 1,190,000 1,243,161
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.125%,
9/15/40 ........................................................ 590,000 626,682
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.875%,
9/15/40 ........................................................ 375,000 398,985
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.125%,
9/15/50 ........................................................ 1,780,000 1,855,912
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 4.375%,
9/15/50 ........................................................ 715,000 758,538
Creekshaw Public Improvement District, Special Assessment, 144A, 2020, 5.125%,
9/15/50 ........................................................ 575,000 610,978
Waterscape Public Improvement District, Special Assessment, 144A, 2017, 5%,
9/15/48 ........................................................ 2,700,000 2,980,534
Waterscape Public Improvement District, Special Assessment, 144A, 2019, 4.375%,
9/15/39 ........................................................ 610,000 659,902
Waterscape Public Improvement District, Special Assessment, 144A, 2019, 4.5%,
9/15/48 ........................................................ 1,260,000 1,355,419
b
City of Sachse ,
Public Improvement District No. 1, Special Assessment, 144A, 2020, 3.25%, 9/15/30 405,000 418,097
Public Improvement District No. 1, Special Assessment, 144A, 2020, 3.75%, 9/15/40 1,070,000 1,115,559
Public Improvement District No. 1, Special Assessment, 144A, 2020, 5.375%,
9/15/40 ........................................................ 2,035,000 2,141,022
Public Improvement District No. 1, Special Assessment, 144A, 2020, 4%, 9/15/50 . 1,485,000 1,547,535
Public Improvement District No. 1, Special Assessment, 144A, 2020, 5.625%,
9/15/50 ........................................................ 2,235,000 2,350,194
City of San Marcos ,
Special Assessment, 2020, 4.375%, 9/01/25 ............................. 260,000 265,952
Special Assessment, 2020, 4.875%, 9/01/30 ............................. 305,000 324,995
Special Assessment, 2020, 5.375%, 9/01/40 ............................. 1,300,000 1,411,065

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of San Marcos, (continued)
Special Assessment, 2020, 5.625%, 9/01/50 ............................. $ 1,300,000 $ 1,414,988
b
City of Tomball ,
Raburn Reserve Public Improvement District, Special Assessment, 144A, 2020,
3.375%, 9/15/30 ................................................. 375,000 385,332
Raburn Reserve Public Improvement District, Special Assessment, 144A, 2020, 4%,
9/15/50 ........................................................ 2,015,000 2,092,009
b
City of Venus ,
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021,
2.625%, 9/15/26 ................................................. 234,000 234,531
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021,
3.125%, 9/15/31 ................................................. 150,000 150,253
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021,
3.375%, 9/15/41 ................................................. 1,105,000 1,106,090
Patriot Estates Public Improvement District, Special Assessment, 144A, 2021, 4%,
9/15/51 ........................................................ 1,012,000 1,044,788
Clifton Higher Education Finance Corp. , Uplift Education , Revenue , A , 5% , 12/01/45 .
3,855,000 4,253,533
Conroe Local Government Corp. ,
Conroe Convention Center Hotel, Revenue, Second Lien, 2021 B, 3.5%, 10/01/31 . 450,000 450,388
Conroe Convention Center Hotel, Revenue, Second Lien, 2021 B, 5%, 10/01/50 .. 1,200,000 1,320,252
b
County of Hays ,
La Cima Public Improvement District, Special Assessment, 144A, 2020, 3.25%,
9/15/30 ........................................................ 100,000 103,290
La Cima Public Improvement District, Special Assessment, 144A, 2020, 3.75%,
9/15/40 ........................................................ 800,000 834,687
La Cima Public Improvement District, Special Assessment, 144A, 2020, 4%, 9/15/50 1,200,000 1,251,459
b
County of Medina ,
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 3.5%,
9/01/26 ........................................................ 240,000 240,825
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.125%,
9/01/31 ........................................................ 400,000 404,520
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.875%,
9/01/31 ........................................................ 815,000 823,742
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.5%,
9/01/41 ........................................................ 1,085,000 1,100,338
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 5.25%,
9/01/41 ........................................................ 780,000 792,430
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 4.75%,
9/01/50 ........................................................ 870,000 883,518
Woodlands Public Improvement District, Special Assessment, 144A, 2021, 5.5%,
9/01/50 ........................................................ 1,160,000 1,175,617
Dallas Fort Worth International Airport , Revenue , 2013 B , 5% , 11/01/44 ...........
11,385,000 11,849,246
El Paso Downtown Development Corp. , City of El Paso , Revenue , 2013 A , Pre-
Refunded , 7.25% , 8/15/38 ........................................... 15,000,000 16,727,661
Grand Parkway Transportation Corp. ,
Revenue, 2013 B, Zero Cpn., 10/01/45 .................................. 10,000,000 11,636,874
Revenue, First Tier, 2013 A, 5.125%, 10/01/43 ............................ 2,850,000 3,068,283
Harris County Cultural Education Facilities Finance Corp. ,
Brazos Presbyterian Homes Obligated Group, Revenue, 2013 B, Pre-Refunded, 7%,
1/01/43 ........................................................ 3,000,000 3,213,452
Brazos Presbyterian Homes Obligated Group, Revenue, 2013 B, Pre-Refunded, 7%,
1/01/48 ........................................................ 5,250,000 5,623,541
Brazos Presbyterian Homes Obligated Group, Revenue, 2016, Refunding, 5%,
1/01/48 ........................................................ 5,000,000 5,484,104

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Harris County-Houston Sports Authority , Revenue, Third Lien , 2004 A-3 , NATL Insured ,
Zero Cpn., 11/15/37 ................................................ $ 3,700,000 $ 1,583,446
e
Mesquite Health Facilities Development Corp. ,
Christian Care Centers, Inc. Obligated Group, Revenue, 2014, Refunding, 5%,
2/15/36 ........................................................ 1,000,000 780,000
Christian Care Centers, Inc. Obligated Group, Revenue, 2014, Refunding, 5.125%,
2/15/42 ........................................................ 3,750,000 2,925,000
Christian Care Centers, Inc. Obligated Group, Revenue, 2016, Refunding, 5%,
2/15/35 ........................................................ 5,175,000 4,036,499
New Hope Cultural Education Facilities Finance Corp. ,
Cardinal Bay, Inc., Revenue, D, 6%, 7/01/26 ............................. 110,000 106,872
Cardinal Bay, Inc., Revenue, D, 7%, 7/01/51 ............................. 5,110,000 4,672,668
CHF-Collegiate Housing College Station I LLC, Revenue, 2014 A, 5%, 4/01/29 .... 2,190,000 2,330,043
CHF-Collegiate Housing College Station I LLC, Revenue, 2014 A, 5%, 4/01/46 .... 1,500,000 1,571,817
CHF-Collegiate Housing Corpus Christi II LLC, Revenue, A, Pre-Refunded, 5%,
4/01/31 ........................................................ 1,300,000 1,539,143
CHF-Collegiate Housing Corpus Christi II LLC, Revenue, A, Pre-Refunded, 5%,
4/01/36 ........................................................ 1,000,000 1,183,956
CHF-Collegiate Housing Corpus Christi II LLC, Revenue, A, Pre-Refunded, 5%,
4/01/48 ........................................................ 2,500,000 2,959,890
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017 A, ETM, 4%, 4/01/22 250,000 253,105
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017 A, ETM, 5%, 4/01/24 965,000 1,067,811
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017 A, ETM, 5%, 4/01/26 525,000 622,813
CHF-Collegiate Housing Island Campus LLC, Revenue, 2017 A, ETM, 5%, 4/01/27 460,000 561,969
CHF-Stephenville LLC, Revenue, 2013 A, Pre-Refunded, 6%, 4/01/45 .......... 3,000,000 3,227,351
b
CityScape Schools, Inc., Revenue, 144A, 2019 A, 5%, 8/15/39 ................ 500,000 577,532
b
CityScape Schools, Inc., Revenue, 144A, 2019 A, 5%, 8/15/51 ................ 1,570,000 1,793,489
Longhorn Village Obligated Group, Revenue, 2017, Refunding, 5%, 1/01/42 ...... 5,000,000 5,367,585
Longhorn Village Obligated Group, Revenue, 2017, Refunding, 5%, 1/01/47 ...... 4,595,000 4,923,059
Morningside Ministries Obligated Group, Revenue, 2013, 6.5%, 1/01/43 ......... 4,350,000 4,526,170
Morningside Ministries Obligated Group, Revenue, 2020 A, 5%, 1/01/55 ......... 4,100,000 4,511,011
MRC Crestview Obligated Group, Revenue, 2016, Pre-Refunded, 5%, 11/15/36 ... 1,020,000 1,169,530
MRC Crestview Obligated Group, Revenue, 2016, Pre-Refunded, 5%, 11/15/46 ... 4,100,000 4,701,051
NCCD-College Station Properties LLC, Revenue, A, 5%, 7/01/47 .............. 30,000,000 25,800,000
Presbyterian Village North Obligated Group, Revenue, 2018, Refunding, 5%,
10/01/39 ....................................................... 2,750,000 2,989,586
Presbyterian Village North Obligated Group, Revenue, 2018, Refunding, 5.25%,
10/01/49 ....................................................... 12,600,000 13,738,263
Presbyterian Village North Obligated Group, Revenue, 2020 A, 5.25%, 10/01/55 ... 2,500,000 2,767,582
Quality Senior Housing Foundation of East Texas, Inc., Revenue, Second Tier, 2019
B, 5.5%, 12/01/54 ................................................ 15,000,000 14,977,275
Quality Senior Housing Foundation of East Texas, Inc., Revenue, Third Tier, 2019 C,
6%, 12/01/54 ................................................... 6,960,000 6,699,351
Wesleyan Homes Obligated Group, Revenue, 2014, 5.5%, 1/01/43 ............ 3,200,000 3,338,653
Wesleyan Homes Obligated Group, Revenue, 2014, 5.5%, 1/01/49 ............ 1,000,000 1,040,387
Wesleyan Homes Obligated Group, Revenue, 2019, Refunding, 5%, 1/01/50 ..... 1,180,000 1,233,585
Wesleyan Homes Obligated Group, Revenue, 2019, Refunding, 5%, 1/01/55 ..... 4,400,000 4,586,144
b
North Parkway Municipal Management District No. 1 ,
Special Assessment, 144A, 2021, 3.625%, 9/15/26 ......................... 1,000,000 1,043,778
Special Assessment, 144A, 2021, 4.25%, 9/15/31 ......................... 1,500,000 1,627,312
Special Assessment, 144A, 2021, 4.75%, 9/15/41 ......................... 5,000,000 5,500,813
Special Assessment, 144A, 2021, 5%, 9/15/51 ............................ 6,500,000 7,171,277
City of Celina Legacy Hills Public Improvement District, Special Assessment, 144A,
2021, 3.625%, 9/15/31 ............................................ 250,000 264,981
City of Celina Legacy Hills Public Improvement District, Special Assessment, 144A,
2021, 4%, 9/15/41 ................................................ 1,000,000 1,067,591

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
North Parkway Municipal Management District No. 1, (continued)
City of Celina Legacy Hills Public Improvement District, Special Assessment, 144A,
2021, 4.25%, 9/15/51 ............................................. $ 1,160,000 $ 1,242,445
North Texas Tollway Authority ,
North Texas Tollway System, Revenue, First Tier, I, Pre-Refunded, 6.5%, 1/01/43 .. 25,000,000 29,594,240
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn., 9/01/37 .... 7,500,000 4,247,422
Special Projects System, Revenue, 2011 C, Pre-Refunded, 6.75%, 9/01/45 ...... 25,000,000 37,798,532
Special Projects System, Revenue, 2011 C, Pre-Refunded, Zero Cpn., 9/01/43 .... 10,000,000 14,037,110
b
Northwood Municipal Utility District No. 1 ,
GO, 144A, 2020, Refunding, 3.5%, 8/01/25 .............................. 1,035,000 1,072,766
GO, 144A, 2020, Refunding, 4%, 8/01/31 ................................ 1,070,000 1,158,156
Red River Education Finance Corp. , Houston Baptist University , Revenue , 2017 ,
Refunding , 5.5% , 10/01/46 ........................................... 4,250,000 4,955,746
Red River Health Facilities Development Corp. ,
e
Eden Home, Inc. Obligated Group, Revenue, 2012, 7.25%, 12/15/42 ........... 11,000,000 6,875,000
Wichita Falls Retirement Foundation Obligated Group, Revenue, 2012, Refunding,
5.5%, 1/01/32 ................................................... 1,500,000 1,506,426
Wichita Falls Retirement Foundation Obligated Group, Revenue, 2012, Refunding,
5.125%, 1/01/41 ................................................. 2,000,000 2,007,965
Tarrant County Cultural Education Facilities Finance Corp. , Cumberland Rest, Inc.
(The) , Revenue , A-1 , Refunding , 5% , 10/01/49 ............................ 5,125,000 5,572,517
Texas Transportation Commission ,
Revenue, First Tier, 2019 A, Zero Cpn., 8/01/46 ........................... 3,000,000 1,062,828
Revenue, First Tier, 2019 A, Zero Cpn., 8/01/47 ........................... 5,750,000 1,932,959
Revenue, First Tier, 2019 A, Zero Cpn., 8/01/51 ........................... 3,500,000 944,161
Revenue, First Tier, 2019 A, Zero Cpn., 8/01/52 ........................... 4,000,000 1,018,792
Revenue, First Tier, 2019 A, Zero Cpn., 8/01/53 ........................... 400,000 96,365
b
Town of Flower Mound ,
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 2.625%, 9/01/26 ........................................ 820,000 821,082
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 3.25%, 9/01/31 ......................................... 600,000 601,628
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 3.5%, 9/01/36 .......................................... 800,000 802,599
River Walk Public Improvement District No. 1, Special Assessment, 144A, 2021,
Refunding, 4%, 9/01/43 ............................................ 1,500,000 1,534,006
Town of Ponder ,
Special Assessment, 2017, 5%, 9/01/45 ................................. 500,000 552,130
Special Assessment, 2017, 5%, 9/01/47 ................................. 865,000 954,752
Viridian Municipal Management District ,
Viridian Public Improvement District, Special Assessment, 2020, 2.875%, 12/01/30 . 258,000 262,348
Viridian Public Improvement District, Special Assessment, 2020, 3.125%, 12/01/35 . 415,000 422,850
Viridian Public Improvement District, Special Assessment, 2020, 3.375%, 12/01/40 . 486,000 494,836
Viridian Public Improvement District, Special Assessment, 2020, 3.5%, 12/01/47 .. 835,000 849,661
538,207,822
Utah 0.5%
Military Installation Development Authority ,
Revenue, 2021 A-2, 4%, 6/01/36 ...................................... 2,250,000 2,288,170
Revenue, 2021 A-2, 4%, 6/01/41 ...................................... 7,215,000 7,258,654
Revenue, 2021 A-2, 4%, 6/01/52 ...................................... 24,745,000 24,295,334
b
Utah Charter School Finance Authority ,
Mountain West Montessori Academy, Inc., Revenue, 144A, 2020 A, 5%, 6/15/39 .. 475,000 540,931

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Utah (continued)
b
Utah Charter School Finance Authority, (continued)
Mountain West Montessori Academy, Inc., Revenue, 144A, 2020 A, 5%, 6/15/49 .. $ 825,000 $ 925,138
35,308,227
Vermont 0.0%
†
Vermont Economic Development Authority , Wake Robin Corp. , Revenue , 2021 A ,
Refunding , 4% , 5/01/45 ............................................. 2,850,000 3,067,629
Virginia 1.4%
b
Farms New Kent Community Development Authority , Special Assessment , 144A, 2021
A , Refunding , 3.75% , 3/01/36 ......................................... 8,000,000 8,669,448
Farmville Industrial Development Authority ,
Longwood Housing Foundation LLC, Revenue, 2018 A, Refunding, 5%, 1/01/43 ... 500,000 584,179
Longwood Housing Foundation LLC, Revenue, 2018 A, Refunding, 5%, 1/01/48 ... 500,000 580,294
Longwood Housing Foundation LLC, Revenue, 2020 A, Refunding, 5%, 1/01/40 ... 2,000,000 2,420,015
Longwood Housing Foundation LLC, Revenue, 2020 A, Refunding, 5%, 1/01/50 ... 2,700,000 3,212,331
Longwood Housing Foundation LLC, Revenue, 2020 A, Refunding, 5%, 1/01/59 ... 2,000,000 2,363,616
Henrico County Economic Development Authority ,
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2019 A, 5%,
6/01/44 ........................................................ 3,550,000 3,862,588
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2019 A, 5%,
6/01/49 ........................................................ 4,065,000 4,412,993
James City County Economic Development Authority ,
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2021 A,
Refunding, 4%, 6/01/41 ............................................ 625,000 682,430
Virginia United Methodist Homes, Inc. Obligated Group, Revenue, 2021 A,
Refunding, 4%, 6/01/47 ............................................ 1,000,000 1,079,530
Norfolk Economic Development Authority , Sentara Healthcare Obligated Group ,
Revenue , 2012 B , Refunding , 5% , 11/01/43 .............................. 17,575,000 18,273,494
Virginia Small Business Financing Authority ,
95 Express Lanes LLC, Revenue, Senior Lien, 2017, 5%, 1/01/40 ............. 8,000,000 8,029,911
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2012, 6%, 1/01/37 ... 6,485,000 6,694,190
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2012, 5.5%, 1/01/42 . 35,790,000 36,808,895
97,673,914
Washington 1.7%
c
Coalview Centralia LLC , 15% , 12/31/21 ................................... 1,492,000 1,492,000
Greater Wenatchee Regional Events Center Public Facilities District , Revenue , A , Pre-
Refunded , 5.5% , 9/01/42 ............................................ 10,000,000 10,398,468
Ocean Shores Local Improvement District , Special Assessment , 2011 , 7.25% , 2/01/31
2,130,000 2,556,395
Washington Economic Development Finance Authority ,
e
Coalview Centralia LLC, Revenue, 2013, 8.25%, 8/01/25 .................... 3,800,000 608,000
e
Coalview Centralia LLC, Revenue, 2013, 9.5%, 8/01/25 ..................... 12,855,000 2,056,800
f
Propeller Airports Paine Field LLC, Revenue, A, Mandatory Put, 6.5%, 3/01/24 .... 24,500,000 25,266,580
Washington Health Care Facilities Authority ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/44 15,500,000 19,053,914
Providence St. Joseph Health Obligated Group, Revenue, 2012 A, 5%, 10/01/42 .. 19,725,000 20,490,620
b
Washington State Housing Finance Commission ,
eliseo Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 1/01/41 ........ 5,000,000 5,208,746
eliseo Obligated Group, Revenue, 144A, 2021 A, Refunding, 4%, 1/01/51 ........ 10,070,000 10,340,090
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
2019 A, 5%, 1/01/49 .............................................. 1,500,000 1,681,914
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
2019 A, 5%, 1/01/55 .............................................. 1,800,000 2,008,333

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
b
Washington State Housing Finance Commission, (continued)
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
A, Refunding, 5%, 1/01/46 ......................................... $ 2,250,000 $ 2,439,870
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
A, Refunding, 5%, 1/01/51 ......................................... 1,700,000 1,840,820
Spokane United Methodist Homes Obligated Group, Revenue, 144A, 2019, 5%,
1/01/55 ........................................................ 9,020,000 9,618,274
Spokane United Methodist Homes Obligated Group, Revenue, 144A, 2020 A, 5%,
1/01/51 ........................................................ 6,000,000 6,407,407
121,468,231
West Virginia 0.2%
County of Kanawha , West Virginia State University Foundation, Inc. , Revenue , 2013 ,
Pre-Refunded , 6.75% , 7/01/45 ........................................ 6,650,000 7,308,664
b
Monongalia County Commission Excise Tax District ,
Revenue, 144A, 2021 A, Refunding, 4.125%, 6/01/43 ....................... 2,250,000 2,516,998
Revenue, 144A, 2021 B, 4.875%, 6/01/43 ............................... 1,635,000 1,773,759
11,599,421
Wisconsin 2.2%
Public Finance Authority ,
2017 IAVF Rubix LLC, Revenue, 2020 A, 4%, 12/01/40 ..................... 1,070,000 1,097,853
2017 IAVF Rubix LLC, Revenue, 2020 A, 4.25%, 12/01/50 ................... 7,225,000 7,405,522
A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/39 ............. 1,595,000 1,914,316
A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/44 ............. 1,900,000 2,255,740
A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/49 ............. 5,225,000 6,167,763
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 A, 5%,
11/15/41 ....................................................... 1,205,000 1,462,668
b
Affordable Housing Preservation Corp. Obligated Group, Revenue, 144A, 2021,
5.25%, 12/01/22 ................................................. 17,900,000 17,900,000
Celanese US Holdings LLC, Revenue, 2016 C, Refunding, 4.3%, 11/01/30 ....... 4,000,000 4,458,440
Coral Academy of Science Las Vegas, Revenue, 2017 A, 5%, 7/01/45 .......... 2,805,000 3,183,917
Coral Academy of Science Las Vegas, Revenue, 2017 A, 5%, 7/01/53 .......... 4,345,000 4,909,142
b
Eno River Academy Holdings, Inc., Revenue, 144A, 2020 A, 5%, 6/15/40 ........ 815,000 938,929
b
Eno River Academy Holdings, Inc., Revenue, 144A, 2020 A, 5%, 6/15/54 ........ 1,380,000 1,563,145
b
Estancia Valley Classical Academy, Revenue, 144A, 2021 A, Refunding, 4%, 7/01/41 1,000,000 998,626
b
Estancia Valley Classical Academy, Revenue, 144A, 2021 A, Refunding, 4.25%,
7/01/51 ........................................................ 4,000,000 4,028,089
b
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/39 .. 1,230,000 1,411,606
b
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/49 .. 7,600,000 8,640,493
b
Friends Homes Obligated Group, Revenue, 144A, 2019, Refunding, 5%, 9/01/54 .. 1,920,000 2,173,563
b
High Desert Montessori Charter School, Revenue, 144A, 2021 A, 5%, 6/01/36 .... 300,000 335,530
b
High Desert Montessori Charter School, Revenue, 144A, 2021 A, 5%, 6/01/51 .... 1,000,000 1,092,648
b
High Desert Montessori Charter School, Revenue, 144A, 2021 A, 5%, 6/01/61 .... 1,275,000 1,384,395
b
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 3/01/37 ............................................ 625,000 715,219
b
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2017,
Refunding, 5%, 3/01/52 ............................................ 4,100,000 4,514,690
b
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2020 A,
5.25%, 3/01/45 .................................................. 1,665,000 1,919,744
b
Masonic & Eastern Star Home of NC, Inc. Obligated Group, Revenue, 144A, 2020 A,
5.25%, 3/01/55 .................................................. 6,810,000 7,798,657
b
Signature Preparatory, Revenue, 144A, 2021 A, 5%, 6/15/31 ................. 600,000 673,941
b
Signature Preparatory, Revenue, 144A, 2021 A, 5%, 6/15/51 ................. 2,250,000 2,442,347
b
Signature Preparatory, Revenue, 144A, 2021 A, 5%, 6/15/56 ................. 2,465,000 2,667,300
b
UHF RISE Student Housing LLC, Revenue, 144A, 2021 A-2, 5.35%, 7/01/40 ..... 3,000,000 3,026,635

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
b
UHF RISE Student Housing LLC, Revenue, 144A, 2021 B, 5.25%, 7/01/61 ....... $ 2,000,000 $ 2,065,286
b
UMA Education, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 10/01/34 ......... 8,970,000 10,846,222
b
UMA Education, Inc., Revenue, 144A, 2019 A, Refunding, 5%, 10/01/39 ......... 8,500,000 10,162,636
b
WFCS Holdings II LLC, Revenue, 144A, 2021 A-1, 5%, 1/01/56 ............... 1,865,000 2,080,962
b,f
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-1, Mandatory Put,
3.5%, 12/01/35 .................................................. 2,000,000 2,034,241
b,f
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-2, Mandatory Put,
4%, 12/01/35 ................................................... 18,000,000 18,301,624
Wisconsin Health & Educational Facilities Authority ,
Chiara Communities, Inc., Revenue, 2018 C, 7%, 7/01/43 ................... 1,000,000 1,000,031
Chiara Communities, Inc., Revenue, 2018 C, 7.5%, 7/01/53 .................. 2,750,000 2,750,085
HOPE Christian Schools Obligated Group, Revenue, 2021, 3%, 12/01/31 ........ 500,000 508,140
HOPE Christian Schools Obligated Group, Revenue, 2021, 4%, 12/01/41 ........ 850,000 897,258
HOPE Christian Schools Obligated Group, Revenue, 2021, 4%, 12/01/51 ........ 1,000,000 1,043,724
HOPE Christian Schools Obligated Group, Revenue, 2021, 4%, 12/01/56 ........ 1,000,000 1,038,943
St. John's Communities, Inc. Obligated Group, Revenue, 2015 B, Refunding, 5%,
9/15/45 ........................................................ 3,500,000 3,627,305
St. John's Communities, Inc. Obligated Group, Revenue, 2018 A, Pre-Refunded, 5%,
9/15/45 ........................................................ 3,500,000 3,789,523
St. John's Communities, Inc. Obligated Group, Revenue, 2018 A, Pre-Refunded, 5%,
9/15/50 ........................................................ 500,000 541,360
157,768,258
U.S. Territories 10.3%
District of Columbia 1.7%
District of Columbia ,
American Society of Hematology, Inc. (The), Revenue, 2009, Pre-Refunded, 5%,
7/01/36 ........................................................ 1,500,000 1,541,961
Tobacco Settlement Financing Corp., Revenue, 2001, 6.5%, 5/15/33 ........... 6,770,000 7,443,801
Tobacco Settlement Financing Corp., Revenue, 2002, Zero Cpn., 6/15/46 ........ 175,000,000 38,663,362
Metropolitan Washington Airports Authority , Dulles Toll Road , Revenue, Second Lien ,
2009 C , AGMC Insured , 6.5% , 10/01/41 ................................. 60,145,000 76,395,283
124,044,407
Guam 0.2%
Antonio B Won Pat International Airport Authority ,
Revenue, 2013 B, Pre-Refunded, AGMC Insured, 5.5%, 10/01/33 ............. 2,000,000 2,188,311
Revenue, 2013 B, Pre-Refunded, AGMC Insured, 5.75%, 10/01/43 ............. 3,000,000 3,296,142
Territory of Guam ,
Revenue, 2021 F, Refunding, 4%, 1/01/36 ............................... 3,750,000 4,338,806
Revenue, 2021 F, Refunding, 4%, 1/01/42 ............................... 4,125,000 4,667,309
14,490,568
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
9,025,000 9,003,521
Puerto Rico 8.3%
Children's Trust Fund ,
Revenue, 5.5%, 5/15/39 ............................................. 9,500,000 9,754,250
Revenue, 2002, 5.625%, 5/15/43 ...................................... 2,500,000 2,514,679
e
Commonwealth of Puerto Rico , GO , A-PSA , Refunding , 8% , 7/01/35 ............. 42,205,000 37,034,888
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
45,221,326 42,621,100
b
Puerto Rico Commonwealth Aqueduct & Sewer Authority ,
Revenue, Senior Lien, 144A, 2020 A, Refunding, 5%, 7/01/30 ................ 22,000,000 27,501,925

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
b
Puerto Rico Commonwealth Aqueduct & Sewer Authority, (continued)
Revenue, Senior Lien, 144A, 2020 A, Refunding, 5%, 7/01/35 ................ $ 20,000,000 $ 24,477,198
Revenue, Senior Lien, 144A, 2020 A, Refunding, 5%, 7/01/47 ................ 30,000,000 35,707,863
e
Puerto Rico Electric Power Authority ,
Revenue, 2013 A RSA-1, 6.75%, 7/01/36 ................................ 29,750,000 29,973,125
Revenue, 2013 A RSA-1, 7%, 7/01/43 .................................. 5,000,000 5,037,500
Revenue, 2013 A RSA-1, 7.25%, 7/01/30 ................................ 25,000,000 25,250,000
Revenue, A-4-RSA-1 2016 A-4, 10%, 7/01/19 ............................. 5,500,000 5,596,250
Revenue, B-2-RSA-1 2016 B-4, 10%, 7/01/19 ............................ 5,500,000 5,596,250
Revenue, E-1-RSA-1, 10%, 1/01/21 .................................... 6,000,000 6,105,000
Revenue, E-2-RSA-1, 10%, 7/01/21 .................................... 6,000,000 6,105,000
Revenue, E-3-RSA-1, 10%, 1/01/22 .................................... 1,989,500 2,071,567
Revenue, E-4-RSA-1, 10%, 7/01/22 .................................... 1,989,499 2,071,566
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 10,895,000 10,758,812
Revenue, XX-RSA-1, 5.75%, 7/01/36 ................................... 23,620,000 23,472,375
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 700,000 755,631
Revenue, L, Refunding, AMBAC Insured, 5.25%, 7/01/38 .................... 9,080,000 9,322,153
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 7,125,000 7,769,106
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 16,835,000 17,424,225
Puerto Rico Infrastructure Financing Authority , Special Tax , 2005 C , Refunding , AMBAC
Insured , 5.5% , 7/01/27 .............................................. 27,500,000 28,658,143
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.55%, 7/01/40 ................................ 393,000 446,424
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 33,780,000 38,283,519
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 23,600,000 27,094,152
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/46 ............................. 141,421,000 47,291,663
Sales Tax, Revenue, A-1, Zero Cpn., 7/01/51 ............................. 82,259,000 19,910,191
Sales Tax, Revenue, A-2, 4.329%, 7/01/40 ............................... 40,819,000 45,819,638
Sales Tax, Revenue, A-2, 4.784%, 7/01/58 ............................... 44,364,000 50,369,448
594,793,641
Total U.S. Territories .................................................................... 742,332,137
Total Municipal Bonds (Cost $6,201,178,268) ...................................
7,040,852,941
Total Long Term Investments (Cost $6,252,137,006) .............................
7,093,007,991
a
a a a a
Short Term Investments 1.0%
Municipal Bonds 1.0%
Georgia 0.1%
g
Athens-Clarke County Unified Government Development Authority , University of
Georgia Athletic Association, Inc. , Revenue , 2005 B , LOC Wells Fargo Bank NA ,
Daily VRDN and Put , 0.02% , 7/01/35 ................................... 1,300,000 1,300,000
g
Development Authority of Monroe County (The) , Florida Power & Light Co. , Revenue ,
2002 , Refunding , Daily VRDN and Put , 0.05% , 9/01/37 ..................... 8,000,000 8,000,000
9,300,000

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin High Yield Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 200 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
New York 0.9%
g
New York City , Water & Sewer System , Revenue , 2014 AA-3 , SPA TD Bank NA , Daily
VRDN and Put , 0.03% , 6/15/49 ....................................... $ 62,645,000 $ 62,645,000
g
New York State Housing Finance Agency , 160 Madison Ave LLC , Revenue , 2013 A ,
LOC Landesbank Hessen-Thueringen Girozentrale , Daily VRDN and Put , 0.04% ,
11/01/46 ........................................................ 1,600,000 1,600,000
64,245,000
Total Municipal Bonds (Cost $73,545,000) ......................................
73,545,000
Total Short Term Investments (Cost $73,545,000 ) ................................
73,545,000
a
Total Investments (Cost $6,325,682,006) 100.1% ................................
$7,166,552,991
Other Assets, less Liabilities (0.1)% ...........................................
(7,257,449)
Net Assets 100.0% ...........................................................
$7,159,295,542
†
Rounds to less than 0.1% of net assets.
a
See Note 5 regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2021, the aggregate value of these securities was $1,452,473,976, representing 20.3% of net assets.
c
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
d
Security purchased on a when-issued basis.
e
Defaulted security or security for which income has been deemed uncollectible.
f
The maturity date shown represents the mandatory put date.
g
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2021
Franklin Louisiana Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.4%
Louisiana 94.7%
Ascension Parish School Board , GO , 2020 , 4% , 3/01/40 ......................
$ 1,000,000 $ 1,195,219
Caddo Parish Parishwide School District , GO , 2021 , AGMC Insured , 3% , 3/01/36 ...
505,000 559,935
Calcasieu Parish Public Trust Authority , Cowboy Facilities, Inc. , Revenue , 2011 ,
Refunding , AGMC Insured , 5% , 5/01/29 ................................. 2,050,000 2,088,138
Calcasieu Parish School District No. 23 ,
GO, 2019, BAM Insured, 4%, 9/01/36 ................................... 670,000 787,126
GO, 2019, BAM Insured, 4%, 9/01/37 ................................... 600,000 701,061
GO, 2019, BAM Insured, 4%, 9/01/39 ................................... 2,060,000 2,382,454
Calcasieu Parish School District No. 31 ,
GO, 2018, BAM Insured, 5%, 3/01/36 ................................... 1,000,000 1,216,460
GO, 2018, BAM Insured, 5%, 3/01/38 ................................... 1,000,000 1,212,812
GO, 2019, BAM Insured, 4%, 3/01/37 ................................... 1,000,000 1,177,622
GO, 2019, BAM Insured, 4%, 3/01/39 ................................... 750,000 880,885
Central Community School System ,
GO, 2020, 4%, 3/01/39 ............................................. 1,125,000 1,342,017
GO, 2020, 4%, 3/01/40 ............................................. 1,190,000 1,417,221
City of Bossier City ,
Sales & Use Tax, Revenue, 2017, 5%, 12/01/36 ........................... 1,405,000 1,691,802
Utilities, Revenue, 2014, Pre-Refunded, 5%, 10/01/37 ...................... 5,280,000 5,971,838
City of Lafayette ,
Sales & Use Tax, Revenue, 2019 A, 5%, 5/01/44 .......................... 4,350,000 5,454,224
Sales & Use Tax, Revenue, 2020 B, 4%, 3/01/45 .......................... 5,000,000 5,869,234
City of New Orleans ,
Sewerage Service, Revenue, 2020 B, 5%, 6/01/45 ......................... 1,700,000 2,114,915
Sewerage Service, Revenue, 2020 B, 4%, 6/01/50 ......................... 1,300,000 1,489,130
City of Ruston , Revenue , 2016 , AGMC Insured , 5% , 6/01/35 ...................
1,085,000 1,274,685
City of Shreveport ,
Revenue, 2016, Refunding, BAM Insured, 5%, 3/01/27 ...................... 1,500,000 1,803,808
Water & Sewer, Revenue, 2016 B, 5%, 12/01/41 .......................... 4,000,000 4,746,290
Water & Sewer, Revenue, 2020 B, Refunding, 3%, 12/01/50 .................. 5,070,000 5,390,925
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge ,
Sales Tax , Revenue , 2020 , Refunding , AGMC Insured , 5% , 8/01/30 ............ 2,000,000 2,594,885
East Baton Rouge Sewerage Commission ,
Revenue, 2014 B, Pre-Refunded, 5%, 2/01/33 ............................ 1,000,000 1,144,841
Revenue, 2014 B, Pre-Refunded, 5%, 2/01/39 ............................ 5,000,000 5,724,207
Revenue, 2019 A, Refunding, 4%, 2/01/45 ............................... 5,000,000 5,820,550
Revenue, 2020 A, Refunding, 5%, 2/01/31 ............................... 750,000 972,349
Greater New Orleans Expressway Commission , Revenue , 2017 , AGMC Insured , 5% ,
11/01/47 ........................................................ 4,000,000 4,595,715
Jefferson Sales Tax District ,
Revenue, 2017 B, AGMC Insured, 5%, 12/01/42 ........................... 2,250,000 2,763,604
Revenue, 2019 B, AGMC Insured, 4%, 12/01/42 ........................... 5,000,000 5,946,482
Lafayette Consolidated Government ,
GO, 2020, Refunding, 3%, 3/01/34 ..................................... 250,000 278,082
GO, 2020, Refunding, 3%, 3/01/35 ..................................... 200,000 221,812
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/28 ................... 1,345,000 1,564,540
Revenue, 2015, Refunding, AGMC Insured, 5%, 11/01/31 ................... 2,400,000 2,793,400
Lafayette Parish School Board , Revenue , 2018 , Pre-Refunded , 5% , 4/01/48 .......
6,000,000 7,365,271
Livingston Parish School Board ,
Revenue, 2021 A, Refunding, 4%, 5/01/30 ............................... 500,000 611,758
Revenue, 2021 A, Refunding, 4%, 5/01/31 ............................... 1,300,000 1,612,531
Revenue, 2021 A, Refunding, 4%, 5/01/32 ............................... 1,500,000 1,853,599
Louisiana Correctional Facilities Corp. ,
State of Louisiana Office of Juvenile Justice, Revenue, 2021, 4%, 10/01/37 ...... 875,000 1,044,689

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Correctional Facilities Corp., (continued)
State of Louisiana Office of Juvenile Justice, Revenue, 2021, 4%, 10/01/40 ...... $ 1,305,000 $ 1,551,670
Louisiana Housing Corp. ,
Revenue, 2021 B, GNMA Insured, 2.05%, 6/01/36 ......................... 625,000 636,953
Revenue, 2021 B, GNMA Insured, 2.2%, 6/01/41 .......................... 1,995,000 2,035,084
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
a
City of New Orleans, Revenue, 144A, 2021, 4%, 11/01/46 ................... 2,000,000 2,181,531
Cowboy Facilities, Inc., Revenue, 2011, AGMC Insured, 5%, 3/01/36 ........... 1,800,000 1,820,281
East Ascension Parish Gravity Drainage District No. 1, Revenue, 2015, Refunding,
BAM Insured, 5%, 12/01/40 ........................................ 2,925,000 3,403,967
Entergy Louisiana LLC, Revenue, 2021 A, Refunding, 2%, 6/01/30 ............. 1,500,000 1,518,358
Entergy Louisiana LLC, Revenue, 2021 B, Refunding, 2.5%, 4/01/36 ........... 3,000,000 3,065,369
Innovative Student Facilities, Inc., Revenue, 2016 A, AGMC Insured, 4%, 10/01/33 . 800,000 894,348
Innovative Student Facilities, Inc., Revenue, 2016 A, AGMC Insured, 4%, 10/01/34 . 620,000 693,490
a
Invest in Americas Veterans Foundation Louisiana, Inc., Revenue, 144A, 2020 A,
Refunding, 4.25%, 12/01/50 ........................................ 8,000,000 8,199,886
Louisiana Community & Technical College System, Revenue, 2014, Pre-Refunded,
5%, 10/01/32 ................................................... 3,000,000 3,388,544
Louisiana Community & Technical College System, Revenue, 2014, Pre-Refunded,
5%, 10/01/33 ................................................... 5,000,000 5,647,573
a
Parish of Assumption, Revenue, 144A, 2021, 3.875%, 11/01/45 ............... 1,000,000 1,021,552
a
Parish of St. Bernard, Revenue, 144A, 2021, 4%, 11/01/45 ................... 1,225,000 1,239,644
a
Parish of St. Tammany LA GOMESA, Revenue, 144A, 2020, 3.875%, 11/01/45 .... 1,900,000 1,997,825
a
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4%, 10/01/43 ... 250,000 254,783
a
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4.25%, 10/01/48 221,200 225,383
a
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4.5%, 10/01/53 . 309,471 315,255
a
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 5%, 10/01/61 ... 249,529 254,085
Ragin Cajun Facilities, Inc., Revenue, 2017, Refunding, AGMC Insured, 5%,
10/01/39 ....................................................... 2,680,000 3,264,624
University of Louisiana at Lafayette, Revenue, 2018, AGMC Insured, 5%, 10/01/48 3,500,000 4,193,723
University of Louisiana System, Revenue, 2019, Refunding, AGMC Insured, 4%,
8/01/34 ........................................................ 1,000,000 1,168,070
University of Louisiana System Board of Supervisors, Revenue, 2021, Refunding,
AGMC Insured, 4%, 10/01/39 ....................................... 1,060,000 1,242,608
University of Louisiana System Board of Supervisors, Revenue, 2021, Refunding,
AGMC Insured, 4%, 10/01/41 ....................................... 500,000 581,109
University of Louisiana System Board of Supervisors, Revenue, 2021, Refunding,
AGMC Insured, 4%, 10/01/43 ....................................... 500,000 577,657
Woman's Hospital Foundation, Revenue, 2017 A, Refunding, 5%, 10/01/44 ...... 5,000,000 5,977,956
Louisiana Public Facilities Authority ,
CHRISTUS Health Obligated Group, Revenue, 2018 E, 5%, 7/01/48 ........... 5,000,000 6,058,039
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2015 A, Pre-Refunded, 5%, 7/01/35 .................................. 35,000 40,593
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2015 A, 5%, 7/01/35 .............................................. 4,965,000 5,657,706
Louisiana Children's Medical Center Obligated Group, Revenue, 2015 A-1, 5%,
6/01/45 ........................................................ 10,000,000 12,008,957
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/46 .............................................. 6,500,000 7,340,236
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2017, 5%, 7/01/52 ................................................ 2,310,000 2,662,307
Loyola University New Orleans, Revenue, 2021, Refunding, 4%, 10/01/37 ....... 2,020,000 2,354,838
Loyola University New Orleans, Revenue, 2021, Refunding, 4%, 10/01/39 ....... 1,630,000 1,893,706
Loyola University New Orleans, Revenue, 2021, Refunding, 4%, 10/01/41 ....... 2,200,000 2,544,581
Ochsner Clinic Foundation Obligated Group, Revenue, 2002 B, ETM, 5.75%, 5/15/23 2,500,000 2,694,799

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority, (continued)
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/34 ........................................................ $ 30,000 $ 35,514
Ochsner Clinic Foundation Obligated Group, Revenue, 2016, Pre-Refunded, 5%,
5/15/47 ........................................................ 20,000 23,676
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/46 10,000,000 11,839,374
Ochsner Clinic Foundation Obligated Group, Revenue, 2020 A, Refunding, 4%,
5/15/49 ........................................................ 5,000,000 5,767,036
a
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 2,000,000 2,293,000
Roman Catholic Church of the Archdiocese of New Orleans, Revenue, 2017,
Refunding, 5%, 7/01/37 ............................................ 3,750,000 3,600,000
Tulane University, Revenue, 2013 B, 5%, 10/01/37 ......................... 5,540,000 5,838,723
Tulane University, Revenue, 2016 A, Refunding, 5%, 12/15/41 ................ 3,000,000 3,549,409
Tulane University, Revenue, 2017 A, Refunding, 4%, 12/15/50 ................ 2,000,000 2,255,477
Tulane University, Revenue, 2020 A, Refunding, 5%, 4/01/45 ................. 1,000,000 1,251,872
Louisiana Stadium & Exposition District , Revenue , 2020 , 5% , 7/03/23 ............
1,150,000 1,205,639
Louisiana State Transportation Authority , Revenue , 2013 A , Pre-Refunded , 5% , 8/15/38
4,500,000 4,860,728
Louisiana State University & Agricultural & Mechanical College ,
Revenue, 2014, Refunding, 5%, 7/01/29 ................................. 1,000,000 1,098,354
Revenue, 2014, Refunding, 5%, 7/01/30 ................................. 1,040,000 1,142,862
Revenue, 2014, Refunding, 5%, 7/01/34 ................................. 1,000,000 1,102,918
Revenue, 2016 A, Refunding, 5%, 7/01/40 ............................... 4,500,000 5,253,993
Natchitoches Parish School District No. 9 , GO , 2018 , AGMC Insured , 5% , 3/01/38 ...
1,440,000 1,771,860
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017 A , 5% , 1/01/48 ........................................ 10,000,000 11,860,382
Parish of East Baton Rouge Capital Improvements District ,
Revenue, 2019, 5%, 8/01/31 ......................................... 1,000,000 1,287,411
Revenue, 2019, 4%, 8/01/44 ......................................... 2,055,000 2,394,008
Revenue, 2019, 5%, 8/01/48 ......................................... 2,500,000 3,087,791
Port New Orleans Board of Commissioners ,
Revenue, 2018 A, AGMC Insured, 5%, 4/01/48 ............................ 2,750,000 3,261,032
Revenue, 2018 B, Refunding, AGMC Insured, 5%, 4/01/43 ................... 2,000,000 2,360,724
Revenue, 2020 D, 5%, 4/01/50 ........................................ 4,000,000 4,937,248
St. Charles Parish School Board , Revenue , 2019 , 4% , 8/01/38 .................
805,000 972,379
St. Tammany Parish Hospital Service District No. 1 , Revenue , 2018 A , Refunding , 5% ,
7/01/48 ......................................................... 5,500,000 6,654,744
State of Louisiana ,
GO, 2014 C, Refunding, 5%, 8/01/27 ................................... 7,200,000 8,063,913
GO, 2016 A, 5%, 9/01/36 ............................................ 5,000,000 5,967,939
GO, 2019 A, 5%, 3/01/37 ............................................ 3,000,000 3,767,023
GO, 2021 A, 5%, 3/01/40 ............................................ 5,000,000 6,562,701
Revenue, 2013, Pre-Refunded, 5%, 9/01/33 .............................. 5,860,000 6,346,910
Revenue, 2013 A, Pre-Refunded, 5%, 6/15/30 ............................ 2,860,000 3,069,283
Revenue, 2014 A, Pre-Refunded, 5%, 6/15/32 ............................ 4,850,000 5,423,351
Revenue, 2019 A, 5%, 9/01/30 ........................................ 2,000,000 2,505,253
Revenue, 2019 A, 5%, 9/01/31 ........................................ 4,750,000 5,931,960
Revenue, 2021, 5%, 9/01/33 ......................................... 1,200,000 1,572,882
Gasoline & Fuels Tax, Revenue, First Lien, 2015 A, Refunding, 5%, 5/01/41 ...... 3,000,000 3,413,924
Gasoline & Fuels Tax, Revenue, Second Lien, 2017 C, Refunding, 5%, 5/01/40 ... 5,000,000 6,108,079
Gasoline & Fuels Tax, Revenue, Second Lien, 2017 C, Refunding, 5%, 5/01/45 ... 10,000,000 12,157,390
Tangipahoa Parish Hospital Service District No. 1 ,
Revenue, 2021, Refunding, 4%, 2/01/37 ................................. 2,000,000 2,358,558
Revenue, 2021, Refunding, 4%, 2/01/38 ................................. 2,000,000 2,354,080

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Louisiana Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 200 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Terrebonne Levee & Conservation District , Revenue , 2020 B , Refunding , 4% , 6/01/41
$ 1,000,000 $ 1,140,667
Terrebonne Parish Consolidated Government ,
Revenue, 2020 A, 4%, 3/01/35 ........................................ 1,015,000 1,208,608
Revenue, 2020 A, 4%, 3/01/41 ........................................ 2,660,000 3,129,399
West Feliciana Parish Parishwide Consolidated School District No. 1 , GO , 2020 , 4% ,
3/01/50 ......................................................... 3,000,000 3,390,683
372,461,963
Wisconsin 0.6%
a
Public Finance Authority , Affordable Housing Preservation Corp. Obligated Group ,
Revenue , 144A, 2021 , 5.25% , 12/01/22 ................................. 2,500,000 2,500,000
U.S. Territories 2.1%
Puerto Rico 2.1%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 500,000 542,234
b
Revenue, WW-RSA-1, 5.25%, 7/01/33 .................................. 855,000 844,312
Puerto Rico Highway & Transportation Authority , Revenue , L , Refunding , NATL
Insured , 5.25% , 7/01/35 ............................................. 6,230,000 6,769,307
8,155,853
Total U.S. Territories .................................................................... 8,155,853
Total Municipal Bonds (Cost $358,861,779) .....................................
383,117,816
a a a a
a
Total Investments (Cost $358,861,779) 97.4% ...................................
$383,117,816
Other Assets, less Liabilities 2.6% .............................................
10,426,932
Net Assets 100.0% ...........................................................
$393,544,748
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2021, the aggregate value of these securities was $20,482,944, representing 5.2% of net assets.
b
Defaulted security or security for which income has been deemed uncollectible.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2021
Franklin Maryland Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.7%
Maryland 92.5%
City of Baltimore ,
Revenue, 2020 A, 4%, 7/01/45 ........................................ $ 4,500,000 $ 5,335,351
Revenue, 2020 A, 5%, 7/01/50 ........................................ 9,115,000 11,565,321
Wastewater Utility Fund, Revenue, 2017 A, 5%, 7/01/46 ..................... 5,000,000 6,022,270
a
County of Anne Arundel , Glenview Housing LP , Revenue , 2009 , Mandatory Put , 5% ,
1/01/27 ......................................................... 1,860,000 1,865,599
County of Baltimore ,
GO, 5%, 2/01/39 .................................................. 2,900,000 3,410,323
GO, 5%, 2/01/41 .................................................. 2,900,000 3,411,137
County of Harford ,
Tax Allocation, 2021, Refunding, 4%, 7/01/31 ............................. 150,000 179,976
Tax Allocation, 2021, Refunding, 4%, 7/01/36 ............................. 750,000 889,660
Tax Allocation, 2021, Refunding, 4%, 7/01/40 ............................. 675,000 794,516
County of Montgomery ,
COP, 2020 A, 5%, 10/01/29 .......................................... 2,950,000 3,841,818
GO, 2016 A, 4%, 12/01/33 ........................................... 7,000,000 7,739,918
Water Quality Protection Charge, Revenue, 2012 A, 5%, 4/01/30 .............. 1,855,000 1,862,277
Water Quality Protection Charge, Revenue, 2012 A, 5%, 4/01/31 .............. 1,240,000 1,244,906
County of Prince George's ,
GO, 2018 A, 4%, 7/15/35 ............................................ 11,405,000 13,578,544
GO, 2020 A, 5%, 7/15/40 ............................................ 900,000 1,121,733
Howard County Housing Commission ,
Revenue, 2013, 5%, 10/01/28 ........................................ 10,000,000 10,653,708
Revenue, 2016, 4%, 6/01/46 ......................................... 2,000,000 2,162,571
Revenue, 2017, 5%, 12/01/46 ........................................ 5,000,000 5,756,313
Maryland Community Development Administration ,
Housing, Revenue, 2019 D, 3%, 7/01/39 ................................ 1,500,000 1,594,795
Housing, Revenue, 2019 D, 3.2%, 7/01/44 ............................... 1,000,000 1,066,918
Maryland Community Development Administration Local Government Infrastructure ,
Revenue, 2014 A-2, Pre-Refunded, 5%, 6/01/34 ........................... 455,000 486,388
Revenue, 2017 A-1, 4%, 6/01/47 ...................................... 2,300,000 2,571,322
Revenue, 2018 A-1, 5%, 6/01/48 ...................................... 1,310,000 1,608,948
Revenue, A-2, 5%, 6/01/34 ........................................... 1,245,000 1,328,168
Revenue, A-2, Pre-Refunded, 5%, 6/01/34 ............................... 1,800,000 1,925,575
Revenue, Senior Lien, 2019 B-1, 4%, 6/01/49 ............................. 3,000,000 3,452,585
Maryland Economic Development Corp. ,
Frostburg State University Project, Revenue, Senior Lien, 2013, Refunding, 5%,
10/01/33 ....................................................... 5,000,000 5,286,042
Morgan State University, Revenue, 2020, 4%, 7/01/40 ...................... 1,000,000 1,136,742
Morgan State University, Revenue, 2020, 5%, 7/01/50 ...................... 1,250,000 1,508,184
Morgan View Student Housing, Revenue, Senior Lien, 2012, Refunding, 5%, 7/01/27 4,750,000 4,872,611
Morgan View Student Housing, Revenue, Senior Lien, 2012, Refunding, 5%, 7/01/34 2,150,000 2,198,372
University of Maryland College Park, Revenue, 2016, Refunding, AGMC Insured, 5%,
6/01/35 ........................................................ 4,225,000 4,909,040
University of Maryland College Park, Revenue, 2016, Refunding, AGMC Insured, 5%,
6/01/43 ........................................................ 3,305,000 3,839,616
University Park Phase I & II at Salisbury University, Revenue, 2013, Refunding, 5%,
6/01/34 ........................................................ 2,040,000 2,130,445
University Village at Sheppard Pratt, Revenue, 2012, Refunding, 5%, 7/01/27 ..... 1,500,000 1,532,342
University Village at Sheppard Pratt, Revenue, 2012, Refunding, 5%, 7/01/33 ..... 2,495,000 2,541,338
West Village & Millennium Hall Student Housing at Towson University, Revenue,
Senior Lien, 2012, 5%, 7/01/27 ...................................... 1,145,000 1,170,761
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group, Revenue, 2016 A, 5.5%, 1/01/46 ......... 9,750,000 11,764,035
Adventist Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 1/01/38 ... 865,000 1,008,234

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, (continued)
Adventist Healthcare Obligated Group, Revenue, 2021 B, 4%, 1/01/51 .......... $ 2,000,000 $ 2,295,991
Charlestown Community, Inc., Revenue, 2016 A, Refunding, 5%, 1/01/45 ........ 4,170,000 4,799,952
Frederick Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 7/01/50 .. 1,715,000 1,981,267
Goucher College, Revenue, 2012 A, 5%, 7/01/34 .......................... 1,500,000 1,538,072
Goucher College, Revenue, 2017 A, Refunding, 5%, 7/01/44 ................. 7,470,000 8,679,677
Johns Hopkins Health System Obligated Group, Revenue, 2015 A, Refunding, 5%,
5/15/37 ........................................................ 10,000,000 11,392,324
Johns Hopkins Medical Institutional Parking System, Revenue, 2001, AMBAC
Insured, 5%, 7/01/27 .............................................. 655,000 661,354
Johns Hopkins Medical Institutional Parking System, Revenue, 2004, AMBAC
Insured, 5%, 7/01/34 .............................................. 5,000,000 5,048,502
Johns Hopkins Medical Institutional Parking System, Revenue, 2004 B, AMBAC
Insured, 5%, 7/01/38 .............................................. 6,200,000 6,260,142
Johns Hopkins University, Revenue, 2013 B, 5%, 7/01/38 .................... 5,000,000 5,335,406
LifeBridge Health Obligated Group, Revenue, 2016, Refunding, 5%, 7/01/47 ..... 4,000,000 4,667,671
LifeBridge Health Obligated Group, Revenue, 2017, Refunding, 5%, 7/01/44 ..... 2,000,000 2,394,064
Loyola University Maryland, Inc., Revenue, 2014, Refunding, 5%, 10/01/45 ...... 2,250,000 2,514,685
Loyola University Maryland, Inc., Revenue, 2019 A, Refunding, 5%, 10/01/49 ..... 2,000,000 2,484,119
Luminis Health Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/39 ....... 10,000,000 11,047,989
Maryland Institute College of Art, Revenue, 2012, 5%, 6/01/29 ................ 1,000,000 1,022,355
Maryland Institute College of Art, Revenue, 2016, Refunding, 4%, 6/01/42 ....... 5,325,000 5,806,933
MedStar Health Obligated Group, Revenue, 1997, AMBAC Insured, ETM, 5%,
7/01/27 ........................................................ 8,175,000 9,337,117
MedStar Health Obligated Group, Revenue, 2013 A, 5%, 8/15/38 .............. 5,000,000 5,374,269
MedStar Health Obligated Group, Revenue, 2017 A, 5%, 5/15/45 .............. 5,000,000 6,044,326
Meritus Medical Center Obligated Group, Revenue, 2015, Refunding, 5%, 7/01/45 . 8,535,000 9,563,345
Stevenson University, Inc., Revenue, 2021 A, Refunding, 5%, 6/01/28 .......... 430,000 527,123
Stevenson University, Inc., Revenue, 2021 A, Refunding, 5%, 6/01/30 .......... 775,000 983,895
Stevenson University, Inc., Revenue, 2021 A, Refunding, 5%, 6/01/32 .......... 800,000 1,031,440
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/34 .......... 350,000 413,916
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/36 .......... 1,125,000 1,323,823
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/40 .......... 1,850,000 2,158,692
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/46 .......... 1,000,000 1,148,292
Stevenson University, Inc., Revenue, 2021 A, Refunding, 4%, 6/01/55 .......... 1,000,000 1,138,534
Trinity Health Corp. Obligated Group, Revenue, 2017 MD, 5%, 12/01/46 ........ 1,680,000 2,038,920
University of Maryland Medical System Obligated Group, Revenue, 2015, Refunding,
5%, 7/01/35 .................................................... 2,100,000 2,392,987
University of Maryland Medical System Obligated Group, Revenue, 2017 B,
Refunding, 5%, 7/01/39 ............................................ 10,000,000 12,036,799
University of Maryland Medical System Obligated Group, Revenue, 2017 D, 4%,
7/01/48 ........................................................ 5,000,000 5,648,362
Maryland Industrial Development Financing Authority ,
McDonogh School, Inc., Revenue, 2019, Refunding, 4%, 9/01/43 .............. 1,100,000 1,264,800
McDonogh School, Inc., Revenue, 2019, Refunding, 4%, 9/01/48 .............. 610,000 696,646
Maryland Stadium Authority ,
Baltimore City Public School Construction Financing Fund, Revenue, 2016, Pre-
Refunded, 5%, 5/01/46 ............................................ 10,085,000 12,043,657
Baltimore City Public School Construction Financing Fund, Revenue, 2020 A, 5%,
5/01/50 ........................................................ 12,225,000 18,285,297
Maryland Stadium Authority Built to Learn , Revenue , 2021 , 4% , 6/01/46 ..........
5,000,000 5,867,432
Maryland State Transportation Authority ,
Revenue, 2020, 4%, 7/01/45 ......................................... 8,000,000 9,457,017
Revenue, 2021 A, Refunding, 5%, 7/01/51 ............................... 4,900,000 6,367,739
State of Maryland ,
GO, 2020 A, 5%, 8/01/35 ............................................ 2,000,000 2,635,832

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
State of Maryland, (continued)
Department of Transportation, Revenue, 2020, 5%, 10/01/33 ................. $ 3,000,000 $ 3,978,390
State of Maryland Department of Transportation ,
Maryland Aviation Administration, Revenue, 2021 B, 5%, 8/01/46 .............. 3,000,000 3,800,325
Maryland Aviation Administration, Revenue, 2021 B, 4%, 8/01/51 .............. 3,500,000 4,077,832
Town of Chestertown ,
Washington College, Revenue, 2021 A, Refunding, 4%, 3/01/36 ............... 3,700,000 4,317,664
Washington College, Revenue, 2021 A, Refunding, 4%, 3/01/37 ............... 2,095,000 2,440,817
University System of Maryland ,
Revenue, 2021 A, Refunding, 5%, 4/01/31 ............................... 8,685,000 11,655,832
Revenue, 2021 A, Refunding, 4%, 4/01/32 ............................... 5,855,000 7,329,917
Washington Suburban Sanitary Commission ,
Revenue, Second Series, 2016, 5%, 6/01/37 ............................. 5,000,000 5,966,711
Revenue, Second Series, 2016, 4%, 6/01/43 ............................. 8,070,000 9,152,432
387,799,085
Wisconsin 0.6%
b
Public Finance Authority , Affordable Housing Preservation Corp. Obligated Group ,
Revenue , 144A, 2021 , 5.25% , 12/01/22 ................................. 2,700,000 2,700,000
U.S. Territories 5.6%
District of Columbia 3.2%
Washington Metropolitan Area Transit Authority ,
Revenue, 2017 B, 5%, 7/01/42 ........................................ 5,000,000 6,013,208
Revenue, 2020 A, 5%, 7/15/45 ........................................ 3,000,000 3,807,411
Revenue, 2021 A, 4%, 7/15/43 ........................................ 1,750,000 2,104,647
Revenue, 2021 A, 5%, 7/15/37 ........................................ 1,000,000 1,329,000
13,254,266
Puerto Rico 2.4%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 2,000,000 2,168,936
c
Revenue, WW-RSA-1, 5.5%, 7/01/38 ................................... 1,975,000 1,955,250
Puerto Rico Highway & Transportation Authority ,
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/33 ................... 1,805,000 1,972,133
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,000,000 1,086,566
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 2,550,000 2,780,522
9,963,407
Total U.S. Territories .................................................................... 23,217,673
Total Municipal Bonds (Cost $391,593,961) .....................................
413,716,758
a a a a

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Maryland Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 200 .
Short Term Investments 1.0%
a a
Principal
Amount
a
Value
Municipal Bonds 1.0%
Maryland 1.0%
d
County of Montgomery , GO , 2017 E , SPA US Bank NA , Daily VRDN and Put , 0.04% ,
11/01/37 ........................................................ $ 4,200,000 $ 4,200,000
Total Municipal Bonds (Cost $4,200,000) .......................................
4,200,000
Total Short Term Investments (Cost $4,200,000 ) .................................
4,200,000
a
Total Investments (Cost $395,793,961) 99.7% ...................................
$417,916,758
Other Assets, less Liabilities 0.3% .............................................
1,196,417
Net Assets 100.0% ...........................................................
$419,113,175
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2021, the value of this security was $2,700,000, representing 0.6% of net assets.
c
Defaulted security or security for which income has been deemed uncollectible.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2021
Franklin Massachusetts Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 94.7%
Illinois 1.6%
a
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 12/15/42 . $ 1,750,000 $ 2,003,197
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 2,000,000 2,339,888
GO, 2017 D, 5%, 11/01/26 ........................................... 1,000,000 1,187,101
GO, 2017 D, 5%, 11/01/27 ........................................... 1,000,000 1,210,136
GO, 2018 A, Refunding, 5%, 10/01/28 .................................. 140,000 172,567
6,912,889
Massachusetts 87.9%
Acton & Boxborough Regional School District ,
GO, 5%, 3/01/33 .................................................. 2,095,000 2,664,428
GO, 3%, 3/01/34 .................................................. 1,485,000 1,660,894
GO, 3%, 3/01/35 .................................................. 2,130,000 2,371,967
Boston Water & Sewer Commission , Revenue, Senior Lien , 2014 A , Pre-Refunded ,
4% , 11/01/28 ..................................................... 4,400,000 4,865,025
City of Lowell ,
GO, 2020, Refunding, 4%, 9/01/31 ..................................... 2,000,000 2,423,697
GO, 2020, Refunding, 4%, 9/01/33 ..................................... 2,025,000 2,431,596
GO, 2020, Refunding, 3%, 9/01/34 ..................................... 1,000,000 1,111,817
City of Quincy , GO , 2014 , 4% , 6/01/32 ....................................
2,565,000 2,778,170
City of Worcester , GO , 2020 A , 3% , 2/01/42 ................................
1,685,000 1,819,702
Commonwealth of Massachusetts ,
GO, 2018 A, 5%, 1/01/47 ............................................ 5,000,000 6,113,685
GO, A, 5.25%, 4/01/42 .............................................. 5,000,000 6,129,111
GO, F, 4%, 11/01/29 ................................................ 6,000,000 6,195,764
Revenue, 2005, Refunding, AGMC, NATL Insured, 5.5%, 1/01/34 .............. 11,900,000 16,430,154
Transportation Fund, Revenue, 2016 B, 4%, 6/01/45 ....................... 7,175,000 8,116,285
Transportation Fund, Revenue, 2017 A, 5%, 6/01/47 ....................... 5,000,000 6,066,825
Transportation Fund, Revenue, 2018 A, 5%, 6/01/48 ....................... 5,000,000 6,197,231
Transportation Fund, Revenue, 2019 A, 5%, 6/01/49 ....................... 1,925,000 2,400,019
Massachusetts Bay Transportation Authority ,
Sales Tax, Revenue, 2020 B-1, Refunding, 5%, 7/01/50 ..................... 5,000,000 6,170,222
Sales Tax, Revenue, 2021 A-1, Refunding, 4%, 7/01/37 ..................... 3,000,000 3,687,188
Sales Tax, Revenue, A, 5%, 7/01/40 .................................... 5,000,000 5,771,041
Sales Tax, Revenue, A-1, Refunding, 5.25%, 7/01/30 ....................... 4,000,000 5,370,508
Sales Tax, Revenue, Senior Lien, B, Refunding, 5%, 7/01/33 ................. 2,500,000 2,884,593
Massachusetts Clean Water Trust (The) ,
Revenue, 1999 A, 5.75%, 8/01/29 ..................................... 250,000 251,140
Revenue, 2000-6, 5.5%, 8/01/30 ...................................... 130,000 130,566
Revenue, 7, 5.125%, 2/01/31 ......................................... 260,000 261,055
Massachusetts Development Finance Agency ,
Bentley University, Revenue, 2021 A, Refunding, 4%, 7/01/37 ................ 1,000,000 1,200,329
Beth Israel Lahey Health Obligated Group, Revenue, 2015 F, Refunding, 5%, 8/15/32 2,975,000 3,409,145
Beth Israel Lahey Health Obligated Group, Revenue, 2015 F, Refunding, 5%, 8/15/34 5,000,000 5,717,872
Beth Israel Lahey Health Obligated Group, Revenue, 2016 I, Refunding, 5%, 7/01/34 1,500,000 1,764,082
Brandeis University, Revenue, 2019 S-1, Refunding, 5%, 10/01/38 ............. 2,410,000 2,999,696
Broad Institute, Inc. (The), Revenue, 2017, Refunding, 4%, 4/01/41 ............ 5,000,000 5,707,983
Dana-Farber Cancer Institute Obligated Group, Revenue, 2016 N, 5%, 12/01/46 .. 6,890,000 8,124,267
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2021 C, 4%,
11/01/46 ....................................................... 1,250,000 1,474,222
b
Loomis Obligated Group, Revenue, 2021, 4%, 1/01/41 ...................... 435,000 484,787
b
Loomis Obligated Group, Revenue, 2021, 4%, 1/01/51 ...................... 300,000 330,645
a,c
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/26 ........ 1,000,000 1,072,655
a,c
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/31 ........ 870,000 950,194
a,c
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/41 ........ 485,000 522,542

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, (continued)
a,c
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/51 ........ $ 520,000 $ 554,891
Mass General Brigham, Inc., Revenue, 2016 Q, Refunding, 5%, 7/01/34 ......... 5,000,000 5,927,760
Mass General Brigham, Inc., Revenue, 2017 S-1, Refunding, 5%, 7/01/33 ....... 1,880,000 2,317,985
Mass General Brigham, Inc., Revenue, 2017 S-1, Refunding, 4%, 7/01/41 ....... 7,500,000 8,586,783
Mass General Brigham, Inc., Revenue, 2020 A-2, Refunding, 4%, 7/01/41 ....... 1,000,000 1,174,797
Merrimack College, Revenue, 2021 B, 4%, 7/01/42 ........................ 475,000 549,320
Merrimack College, Revenue, 2021 B, 4%, 7/01/50 ........................ 3,650,000 4,167,276
Northeastern University, Revenue, 2014 A, 5%, 3/01/44 ..................... 5,000,000 5,481,405
President & Trustees of Williams College, Revenue, 2017 S, 4%, 7/01/46 ........ 9,550,000 10,814,406
President and Fellows of Harvard College, Revenue, 2016 A, Refunding, 5%, 7/15/33 5,000,000 5,988,829
a
Seven Hills Foundation Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/34 . 735,000 873,170
a
Seven Hills Foundation Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/39 . 750,000 872,839
a
Seven Hills Foundation Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/41 . 500,000 577,133
a
Seven Hills Foundation Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/48 . 1,750,000 1,987,124
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 4%,
7/01/46 ........................................................ 4,545,000 5,357,084
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 5%,
7/01/50 ........................................................ 6,590,000 8,404,755
Suffolk University, Revenue, 2021, 4%, 7/01/46 ........................... 2,150,000 2,499,461
Suffolk University, Revenue, 2021, 4%, 7/01/51 ........................... 8,250,000 9,539,505
Trustees of Boston College, Revenue, 2017 T, Refunding, 5%, 7/01/42 .......... 3,750,000 4,512,150
Trustees of Boston University, Revenue, BB-1, 4%, 10/01/46 ................. 5,000,000 5,693,789
Wellesley College, Revenue, 2018 L, Refunding, 4%, 7/01/44 ................. 6,160,000 7,106,788
Wheaton College, Revenue, 2021 I, 5%, 1/01/53 .......................... 3,000,000 3,701,011
Woods Hole Oceanographic Institution, Revenue, 2018, Refunding, 5%, 6/01/35 .. 1,200,000 1,488,137
Woods Hole Oceanographic Institution, Revenue, 2018, Refunding, 5%, 6/01/36 .. 1,000,000 1,238,084
Worcester Polytechnic Institute, Revenue, 2012, 4%, 9/01/49 ................. 4,825,000 4,941,333
Worcester Polytechnic Institute, Revenue, 2017, Refunding, 5%, 9/01/42 ........ 1,090,000 1,322,633
Worcester Polytechnic Institute, Revenue, 2019, 4%, 9/01/44 ................. 1,350,000 1,554,855
Massachusetts Educational Financing Authority ,
Revenue, 2017 B, Refunding, 4.25%, 7/01/46 ............................. 2,500,000 2,652,567
Revenue, 2021 C, 3%, 7/01/51 ........................................ 3,000,000 3,025,343
Massachusetts Health & Educational Facilities Authority , Trustees of Boston College ,
Revenue , M2 , 5.5% , 6/01/35 ......................................... 8,600,000 12,205,337
Massachusetts Housing Finance Agency ,
Revenue, 159, FNMA Insured, 4.05%, 12/01/32 ........................... 415,000 415,672
Revenue, 2009 C, Refunding, 5.125%, 12/01/39 ........................... 1,045,000 1,046,552
Revenue, 2009 C, Refunding, 5.35%, 12/01/49 ........................... 2,770,000 2,774,286
Revenue, 2012 F, 3.15%, 12/01/32 ..................................... 105,000 105,832
Revenue, 2012 F, 3.45%, 12/01/37 ..................................... 45,000 45,430
Revenue, 214, GNMA Insured, 2.55%, 12/01/34 ........................... 1,000,000 1,054,189
Revenue, 214, GNMA Insured, 2.8%, 12/01/39 ............................ 2,860,000 3,025,944
Revenue, A, 3.25%, 12/01/27 ......................................... 4,000,000 4,075,224
Revenue, A, 3.5%, 12/01/31 .......................................... 5,805,000 5,898,837
b
Massachusetts Municipal Wholesale Electric Co. ,
Revenue, 2015 A, 4%, 7/01/46 ........................................ 2,000,000 2,412,849
Revenue, 2015 A, 4%, 7/01/51 ........................................ 2,250,000 2,701,469
Massachusetts Port Authority ,
Revenue, 2019 B, 5%, 7/01/44 ........................................ 5,000,000 6,300,393
Revenue, 2019 B, 5%, 7/01/49 ........................................ 5,000,000 6,262,972
Revenue, 2021 B, Refunding, 5%, 7/01/40 ............................... 1,215,000 1,563,512
Massachusetts School Building Authority ,
Revenue, 2018 B, 5.25%, 2/15/48 ..................................... 2,315,000 2,887,438
Revenue, 2019 A, 5%, 2/15/44 ........................................ 1,000,000 1,251,630
Revenue, 2020 A, 4%, 8/15/45 ........................................ 5,000,000 5,953,795

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts School Building Authority, (continued)
Revenue, Senior Lien, 2016 C, Refunding, 5%, 11/15/34 .................... $ 5,000,000 $ 6,011,353
Massachusetts State College Building Authority , Revenue , 2017 D , Refunding , 4% ,
5/01/38 ......................................................... 4,350,000 5,056,835
Massachusetts Transportation Trust Fund ,
Metropolitan Highway System, Revenue, 2019 B-1, Refunding, 5%, 1/01/37 ...... 1,015,000 1,270,378
Metropolitan Highway System, Revenue, Senior Lien, 2019 A, Refunding, 5%,
1/01/37 ........................................................ 2,750,000 3,399,940
Massachusetts Water Resources Authority ,
Revenue, 2016 C, Refunding, 5%, 8/01/40 ............................... 5,000,000 5,970,357
Revenue, 2018 B, 5%, 8/01/43 ........................................ 4,000,000 4,983,227
Revenue, 2020 B, 5%, 8/01/36 ........................................ 1,500,000 1,970,243
Revenue, B, Refunding, AGMC Insured, 5.25%, 8/01/28 ..................... 5,490,000 7,058,456
Revenue, B, 5%, 8/01/40 ............................................ 1,140,000 1,397,032
Revenue, B, 5%, 8/01/42 ............................................ 3,145,000 3,855,187
Springfield Water & Sewer Commission , Revenue , 2017 C , 5% , 4/15/37 ..........
1,260,000 1,530,729
Town of Belmont , GO , 2019 , 4% , 3/15/45 .................................
3,020,000 3,544,703
Town of Braintree ,
GO, Refunding, 5%, 5/15/27 ......................................... 2,000,000 2,461,032
GO, 2019, 3%, 6/01/35 ............................................. 1,765,000 1,941,703
Town of Natick , GO , 2018 , 4% , 7/15/35 ...................................
4,970,000 5,789,941
Town of Plymouth , GO , 2017 , 4% , 5/01/47 .................................
5,000,000 5,717,140
University of Massachusetts Building Authority ,
Revenue, Senior Lien, 1, Pre-Refunded, 5%, 11/01/44 ...................... 4,000,000 4,540,736
Revenue, Senior Lien, 2017-1, 5.25%, 11/01/42 ........................... 5,000,000 6,262,543
Revenue, Senior Lien, 2019-1, Refunding, 5%, 5/01/39 ..................... 5,000,000 6,309,941
390,025,152
New Jersey 0.8%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 4%, 6/15/50 ....................................... 250,000 278,778
Revenue, 2020 AA, 4%, 6/15/35 ....................................... 250,000 293,103
Revenue, 2020 AA, 5%, 6/15/38 ....................................... 1,000,000 1,262,678
Revenue, 2020 AA, 4%, 6/15/45 ....................................... 475,000 542,141
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 500,000 518,318
Revenue, 2020 AA, 4%, 6/15/50 ....................................... 500,000 567,711
State of New Jersey , GO , 2020 A , 5% , 6/01/28 .............................
250,000 310,684
3,773,413
New York 1.3%
Metropolitan Transportation Authority ,
Revenue, 2020 D, 4%, 11/15/47 ....................................... 500,000 568,416
Revenue, 2021 A-1, 4%, 11/15/46 ..................................... 800,000 915,937
Revenue, 2021 A-2, 4%, 11/15/42 ..................................... 1,700,000 1,961,500
Revenue, 2021 A-2, 4%, 11/15/43 ..................................... 2,000,000 2,302,802
5,748,655
Tennessee 0.1%
d
Tennessee Energy Acquisition Corp. , Revenue , 2021 A , Mandatory Put , 5% , 11/01/31 500,000 647,147
Texas 0.1%
Lake Houston Redevelopment Authority , City of Houston Reinvestment Zone No. 10 ,
Revenue , 2021 , Refunding , 3% , 9/01/37 ................................. 300,000 310,198

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Massachusetts Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 200 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington 0.1%
Washington Health Care Facilities Authority , CommonSpirit Health Obligated Group ,
Revenue , 2019 A-2 , Refunding , 5% , 8/01/44 ............................. $ 500,000 $ 614,642
Wisconsin 0.7%
c
Public Finance Authority , Affordable Housing Preservation Corp. Obligated Group ,
Revenue , 144A, 2021 , 5.25% , 12/01/22 ................................. 2,900,000 2,900,000
U.S. Territories 2.1%
Puerto Rico 2.1%
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/34 ................ 5,000,000 5,424,496
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 2,700,000 2,933,729
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 250,000 272,600
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/39 .. 200,000 229,937
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/31 .. 440,000 567,497
9,428,259
Total U.S. Territories .................................................................... 9,428,259
Total Municipal Bonds (Cost $391,885,462) .....................................
420,360,355
a a a a
Short Term Investments 0.1%
Municipal Bonds 0.1%
Massachusetts 0.1%
e
Massachusetts Health & Educational Facilities Authority , President and Fellows of
Harvard College , Revenue , R , Daily VRDN and Put , 0.01% , 11/01/49 ........... 525,000 525,000
Total Municipal Bonds (Cost $525,000) .........................................
525,000
Total Short Term Investments (Cost $525,000 ) ..................................
525,000
a
Total Investments (Cost $392,410,462) 94.8% ...................................
$420,885,355
Other Assets, less Liabilities 5.2% .............................................
22,918,199
Net Assets 100.0% ...........................................................
$443,803,554
a
Security purchased on a when-issued basis.
b
A portion or all of the security purchased on a delayed delivery basis.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2021, the aggregate value of these securities was $6,000,282, representing 1.4% of net assets.
d
The maturity date shown represents the mandatory put date.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2021
Franklin Michigan Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.8%
Alabama 0.4%
a
Southeast Energy Authority A Cooperative District , Revenue , 2021 B , Mandatory Put ,
4% , 12/01/31 ..................................................... $ 3,500,000 $ 4,214,769
Florida 0.6%
Capital Trust Agency, Inc. , Revenue , 2021 A-1 , 3.75% , 12/01/36 ................
5,256,000 5,267,984
Illinois 1.4%
b
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 6/15/52 .. 2,500,000 2,824,082
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 5,000,000 5,849,720
GO, 2017 D, 5%, 11/01/27 ........................................... 1,000,000 1,210,136
GO, 2020 B, 4%, 10/01/33 ........................................... 1,300,000 1,527,376
GO, 2021 A, 4%, 3/01/40 ............................................ 1,860,000 2,165,766
13,577,080
Michigan 91.6%
Ann Arbor School District , GO , 2015 , Refunding , 5% , 5/01/29 ..................
1,235,000 1,416,057
Byron Center Public Schools ,
GO, 2017 I, 5%, 5/01/34 ............................................. 1,000,000 1,212,164
GO, 2017 I, 5%, 5/01/35 ............................................. 1,920,000 2,322,376
GO, 2017 I, 5%, 5/01/36 ............................................. 650,000 785,071
GO, 2017 I, 5%, 5/01/37 ............................................. 1,480,000 1,784,914
GO, 2017 I, 5%, 5/01/38 ............................................. 1,330,000 1,601,346
GO, 2017 I, 5%, 5/01/39 ............................................. 2,290,000 2,752,264
GO, 2017 I, 5%, 5/01/43 ............................................. 2,250,000 2,686,881
GO, 2017 I, 5%, 5/01/47 ............................................. 4,140,000 4,904,550
Caledonia Community Schools , GO , 2015 , Refunding , 5% , 5/01/26 ..............
1,000,000 1,191,321
Central Michigan University ,
Revenue, 2014, Refunding, 5%, 10/01/30 ................................ 1,910,000 2,125,493
Revenue, 2014, Refunding, 5%, 10/01/31 ................................ 1,055,000 1,172,497
Revenue, 2014, Refunding, 5%, 10/01/34 ................................ 1,600,000 1,777,678
Revenue, 2014, Refunding, 5%, 10/01/39 ................................ 2,000,000 2,227,217
Revenue, 2021, Refunding, 3%, 10/01/46 ................................ 1,325,000 1,416,223
Revenue, 2021, Refunding, 4%, 10/01/51 ................................ 1,250,000 1,469,281
Charter Township of Bloomfield ,
GO, 2016, Refunding, 5%, 5/01/29 ..................................... 470,000 561,735
GO, 2016, Refunding, 5%, 5/01/32 ..................................... 1,000,000 1,187,954
Charter Township of Commerce , GO , 2016 , Refunding , 5% , 12/01/38 ............
3,250,000 3,772,852
City of Battle Creek , Water & Wastewater System , Revenue , 2016 A , 5% , 6/01/36 ...
1,300,000 1,531,849
City of Detroit ,
Great Lakes Water Authority Water Supply System, Revenue, Second Lien, 2003 B,
NATL Insured, 5%, 7/01/34 ......................................... 25,000 25,100
Great Lakes Water Authority Water Supply System, Revenue, Senior Lien, 06A,
AGMC Insured, 5%, 7/01/34 ........................................ 30,000 30,120
City of Grand Rapids ,
Sanitary Sewer System, Revenue, 2014, Pre-Refunded, 5%, 1/01/33 ........... 1,125,000 1,235,045
Sanitary Sewer System, Revenue, 2014, Pre-Refunded, 5%, 1/01/34 ........... 1,000,000 1,097,817
Sanitary Sewer System, Revenue, 2014, Pre-Refunded, 5%, 1/01/35 ........... 1,500,000 1,646,726
Sanitary Sewer System, Revenue, 2014, Pre-Refunded, 5%, 1/01/39 ........... 880,000 966,079
Sanitary Sewer System, Revenue, 2014, Pre-Refunded, 5%, 1/01/44 ........... 2,000,000 2,195,635
Sanitary Sewer System, Revenue, 2016, Refunding, 5%, 1/01/36 .............. 1,250,000 1,457,423
Sanitary Sewer System, Revenue, 2018, 5%, 1/01/37 ....................... 1,040,000 1,267,481
Sanitary Sewer System, Revenue, 2018, 5%, 1/01/43 ....................... 1,000,000 1,203,535
Sanitary Sewer System, Revenue, 2018, 5%, 1/01/48 ....................... 5,000,000 5,983,462
Sanitary Sewer System, Revenue, 2020, Refunding, 5%, 1/01/45 .............. 1,500,000 1,890,451

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
City of Grand Rapids, (continued)
Sanitary Sewer System, Revenue, 2020, Refunding, 4%, 1/01/50 .............. $ 3,440,000 $ 3,998,316
Water Supply System, Revenue, 2016, Refunding, 5%, 1/01/41 ............... 2,190,000 2,522,932
Water Supply System, Revenue, 2016, Refunding, 5%, 1/01/46 ............... 2,525,000 2,890,396
Water Supply System, Revenue, 2018, Refunding, 5%, 1/01/43 ............... 1,500,000 1,805,303
Water Supply System, Revenue, 2018, Refunding, 5%, 1/01/48 ............... 2,000,000 2,393,385
Water Supply System, Revenue, 2020, 5%, 1/01/45 ........................ 2,425,000 3,056,229
Water Supply System, Revenue, 2020, 5%, 1/01/50 ........................ 3,000,000 3,762,491
County of Kent ,
GO, 2016, 5%, 6/01/32 ............................................. 1,305,000 1,554,885
GO, 2016, 5%, 6/01/33 ............................................. 1,275,000 1,517,893
County of Muskegon ,
GO, 2015, Refunding, 5%, 11/01/33 .................................... 1,360,000 1,588,051
GO, 2015, Refunding, 5%, 11/01/36 .................................... 1,735,000 2,015,697
Detroit City School District , GO , 2001 A , AGMC Insured , 6% , 5/01/29 ............
10,000,000 12,246,626
DeWitt Public Schools ,
GO, 2017, 5%, 5/01/30 ............................................. 500,000 611,961
GO, 2017, 5%, 5/01/33 ............................................. 815,000 993,448
GO, 2017, 5%, 5/01/34 ............................................. 1,000,000 1,218,063
GO, 2017, 5%, 5/01/35 ............................................. 1,000,000 1,215,455
GO, 2017, 5%, 5/01/36 ............................................. 1,000,000 1,213,675
Downriver Utility Wastewater Authority ,
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/34 .................... 510,000 631,108
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/36 .................... 1,600,000 1,970,400
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/38 .................... 1,500,000 1,841,636
Revenue, 2018, Refunding, AGMC Insured, 5%, 4/01/43 .................... 3,000,000 3,628,480
East Lansing School District ,
GO, 2017 I, 5%, 5/01/35 ............................................. 1,500,000 1,814,356
GO, 2017 I, 5%, 5/01/37 ............................................. 1,100,000 1,326,626
GO, 2017 I, 5%, 5/01/42 ............................................. 3,500,000 4,192,815
Elk Rapids Schools , GO , 2021 I , 4% , 5/01/50 ..............................
3,075,000 3,676,013
Farmington Public School District ,
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/27 ......................... 1,000,000 1,152,474
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/28 ......................... 2,000,000 2,300,537
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/32 ......................... 4,035,000 4,622,126
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/33 ......................... 2,900,000 3,318,798
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/34 ......................... 3,000,000 3,428,865
GO, 2015, Refunding, AGMC Insured, 5%, 5/01/35 ......................... 1,000,000 1,141,863
GO, 2018, BAM Insured, 4.5%, 5/01/38 ................................. 7,225,000 8,586,039
Gerald R Ford International Airport Authority , Revenue , 2021 , 5% , 1/01/51 .........
2,000,000 2,578,415
Grand Ledge Public Schools , GO , 2021 II , 5% , 5/01/47 .......................
5,220,000 6,738,061
Grand Traverse County Hospital Finance Authority ,
Munson Healthcare Obligated Group, Revenue, 2014 A, 5%, 7/01/44 ........... 2,000,000 2,214,477
Munson Healthcare Obligated Group, Revenue, 2014 A, 5%, 7/01/47 ........... 2,500,000 2,764,028
Munson Healthcare Obligated Group, Revenue, 2019 A, 5%, 7/01/44 ........... 1,110,000 1,349,052
Munson Healthcare Obligated Group, Revenue, 2019 B, 5%, 7/01/39 ........... 1,625,000 1,991,071
Munson Healthcare Obligated Group, Revenue, 2021, Refunding, 3%, 7/01/51 .... 10,000,000 10,596,084
Grand Valley State University ,
Revenue, 2016 A, Refunding, 5%, 12/01/32 .............................. 4,295,000 5,037,580
Revenue, 2018, 5%, 12/01/38 ........................................ 900,000 1,110,052
Revenue, 2018, 5%, 12/01/43 ........................................ 1,800,000 2,208,081
Grandville Public Schools ,
GO, II, AGMC Insured, 5%, 5/01/29 .................................... 750,000 859,954
GO, II, AGMC Insured, 5%, 5/01/30 .................................... 1,000,000 1,146,605

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Grandville Public Schools, (continued)
GO, II, AGMC Insured, 5%, 5/01/31 .................................... $ 1,150,000 $ 1,318,175
GO, II, AGMC Insured, 5%, 5/01/32 .................................... 1,165,000 1,334,517
GO, II, AGMC Insured, 5%, 5/01/34 .................................... 1,315,000 1,503,465
GO, II, AGMC Insured, 5%, 5/01/35 .................................... 1,225,000 1,398,782
GO, II, AGMC Insured, 5%, 5/01/37 .................................... 2,915,000 3,320,057
GO, II, AGMC Insured, 5%, 5/01/40 .................................... 6,215,000 7,051,620
Gull Lake Community School District , GO , 2018 I , 5% , 5/01/48 .................
5,000,000 6,055,042
Holly Area School District ,
GO, 2014, Refunding, 5%, 5/01/30 ..................................... 1,045,000 1,157,974
GO, 2014, Refunding, 5%, 5/01/32 ..................................... 1,040,000 1,151,636
Hudsonville Public Schools ,
GO, 2017, Refunding, 5%, 5/01/37 ..................................... 1,550,000 1,878,425
GO, 2017, Refunding, 5%, 5/01/39 ..................................... 2,500,000 3,019,256
GO, 2017, Refunding, 5%, 5/01/41 ..................................... 2,500,000 3,008,477
Kelloggsville Public Schools ,
GO, 2015, Pre-Refunded, AGMC Insured, 5%, 5/01/33 ...................... 1,045,000 1,205,104
GO, 2015, Pre-Refunded, AGMC Insured, 5%, 5/01/35 ...................... 1,150,000 1,326,191
GO, 2015, Pre-Refunded, AGMC Insured, 5%, 5/01/38 ...................... 3,815,000 4,399,494
Kent Hospital Finance Authority , Mary Free Bed Rehabilitation Hospital Obligated
Group , Revenue , 2021 A , 3% , 4/01/51 .................................. 6,010,000 6,086,731
Kentwood Economic Development Corp. ,
Holland Home Obligated Group, Revenue, 2021, Refunding, 4%, 11/15/45 ....... 905,000 995,547
b
Holland Home Obligated Group, Revenue, 2022, Refunding, 4%, 11/15/31 ....... 1,000,000 1,101,417
b
Holland Home Obligated Group, Revenue, 2022, Refunding, 4%, 11/15/43 ....... 2,250,000 2,409,357
Kentwood Public Schools ,
GO, 2016, 5%, 5/01/35 ............................................. 1,205,000 1,418,251
GO, 2016, 5%, 5/01/36 ............................................. 1,205,000 1,415,964
GO, 2016, 5%, 5/01/38 ............................................. 1,210,000 1,416,118
GO, 2016, 5%, 5/01/41 ............................................. 1,120,000 1,302,889
GO, 2016, 5%, 5/01/44 ............................................. 1,800,000 2,083,840
L'Anse Creuse Public Schools ,
GO, 2015, Pre-Refunded, 5%, 5/01/28 .................................. 5,230,000 6,031,286
GO, 2015, Pre-Refunded, 5%, 5/01/30 .................................. 5,560,000 6,411,845
GO, 2015, Pre-Refunded, 5%, 5/01/32 .................................. 5,890,000 6,792,404
GO, 2015, Pre-Refunded, 5%, 5/01/34 .................................. 6,220,000 7,172,963
GO, 2015, Pre-Refunded, 5%, 5/01/35 .................................. 2,840,000 3,275,115
Lansing Board of Water & Light ,
Revenue, 2019 A, 5%, 7/01/48 ........................................ 10,000,000 12,464,104
Revenue, 2021 A, 5%, 7/01/51 ........................................ 8,000,000 10,404,558
Lansing Community College ,
GO, 2012, 5%, 5/01/32 ............................................. 690,000 703,541
GO, 2017, Refunding, 5%, 5/01/32 ..................................... 2,000,000 2,463,725
Lansing School District ,
GO, 2016 I, 5%, 5/01/37 ............................................. 1,490,000 1,747,333
GO, 2016 I, 5%, 5/01/39 ............................................. 2,125,000 2,481,977
GO, 2016 I, 5%, 5/01/40 ............................................. 2,200,000 2,564,405
Livonia Public Schools , GO , 2013 I , Pre-Refunded , AGMC Insured , 5% , 5/01/38 ....
6,000,000 6,404,896
Macomb Interceptor Drain Drainage District , Special Assessment , 2017 A , Refunding ,
5% , 5/01/42 ...................................................... 7,500,000 9,058,935
Mason County Central School District , GO , 2014 , Refunding , 5% , 5/01/26 .........
1,100,000 1,269,341
Mattawan Consolidated School District ,
GO, 2015 I, Pre-Refunded, 5%, 5/01/30 ................................. 1,000,000 1,153,209
GO, 2015 I, Pre-Refunded, 5%, 5/01/31 ................................. 1,915,000 2,208,396

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Mattawan Consolidated School District, (continued)
GO, 2015 I, Pre-Refunded, 5%, 5/01/32 ................................. $ 1,110,000 $ 1,280,063
GO, 2015 I, Pre-Refunded, 5%, 5/01/34 ................................. 2,325,000 2,681,212
GO, 2015 I, Pre-Refunded, 5%, 5/01/39 ................................. 3,375,000 3,892,082
Meridian Public School District ,
GO, 2015, Refunding, 5%, 5/01/27 ..................................... 735,000 849,506
GO, 2015, Refunding, 5%, 5/01/29 ..................................... 775,000 892,312
GO, 2015, Refunding, 5%, 5/01/31 ..................................... 1,130,000 1,300,634
Michigan Finance Authority ,
Beaumont Health Obligated Group, Revenue, 2012, Refunding, AGMC Insured, 5%,
11/01/32 ....................................................... 10,005,000 10,434,644
Beaumont Health Obligated Group, Revenue, 2012, Refunding, AGMC Insured, 5%,
11/01/42 ....................................................... 12,000,000 12,484,813
Beaumont Health Obligated Group, Revenue, 2013, Refunding, 5%, 8/15/28 ..... 5,585,000 6,026,922
Beaumont Health Obligated Group, Revenue, 2013, Refunding, 5%, 8/15/29 ..... 5,865,000 6,328,030
Calvin University Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/46 ...... 1,750,000 2,027,190
Calvin University Obligated Group, Revenue, 2021, Refunding, 3%, 9/01/50 ...... 895,000 934,269
Calvin University Obligated Group, Revenue, 2021, Refunding, 4%, 9/01/50 ...... 1,300,000 1,498,089
Clean Water Revolving Fund, Revenue, 2016 B, Refunding, 4%, 10/01/30 ....... 2,750,000 3,167,509
Clean Water Revolving Fund, Revenue, 2018 B, Refunding, 5%, 10/01/38 ....... 8,055,000 10,124,477
County of Wayne, Revenue, Second Lien, 2020, Refunding, 4%, 11/01/50 ....... 4,000,000 4,657,245
County of Wayne, Revenue, Second Lien, 2020, Refunding, BAM Insured, 4%,
11/01/55 ....................................................... 11,000,000 12,824,056
Henry Ford Health System Obligated Group, Revenue, 2016, Refunding, 5%,
11/15/32 ....................................................... 2,725,000 3,250,052
Henry Ford Health System Obligated Group, Revenue, 2016, Refunding, 5%,
11/15/37 ....................................................... 4,235,000 5,026,197
Henry Ford Health System Obligated Group, Revenue, 2016, Refunding, 5%,
11/15/41 ....................................................... 22,015,000 26,022,980
Kalamazoo College, Revenue, 2018, Refunding, 4%, 12/01/47 ................ 2,610,000 2,985,640
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/35 ................. 400,000 463,574
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/36 ................. 565,000 653,658
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/37 ................. 640,000 738,824
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/38 ................. 675,000 777,880
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/39 ................. 645,000 741,878
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/45 ................. 3,780,000 4,293,925
Kettering University, Revenue, 2020, Refunding, 4%, 9/01/50 ................. 3,000,000 3,390,683
Michigan Finance Authority Clean Water Revolving Fund, Revenue, 2018 B,
Refunding, 5%, 10/01/39 ........................................... 6,000,000 7,524,891
Sparrow Health Obligated Group, Revenue, 2012, AGMC Insured, 5%, 11/15/42 .. 8,000,000 8,330,475
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/49 ... 17,170,000 19,642,619
Tobacco Settlement, Revenue, Senior Lien, 2020 B-1, 2, Refunding, 5%, 6/01/49 .. 2,750,000 3,319,318
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, Pre-Refunded, 5%,
12/01/45 ....................................................... 290,000 345,105
Trinity Health Corp. Obligated Group, Revenue, 2016 MI, 5%, 12/01/45 ......... 19,710,000 23,149,113
Michigan State Building Authority ,
Revenue, 2013 A-1, Refunding, 5%, 10/15/33 ............................. 5,000,000 5,410,097
Revenue, 2013 A-1, Refunding, 5.25%, 10/15/47 .......................... 5,000,000 5,430,364
Revenue, 2016 I, Refunding, 5%, 4/15/41 ................................ 13,000,000 15,220,172
Revenue, 2016 I, Refunding, 5%, 10/15/46 ............................... 9,910,000 11,521,163
Revenue, 2016 I, Refunding, 5%, 10/15/51 ............................... 1,000,000 1,156,979
Revenue, 2019 I, Refunding, 4%, 10/15/49 ............................... 2,500,000 2,922,457
Revenue, 2021, 4%, 10/15/46 ........................................ 5,000,000 5,962,345
Revenue, 2021, 3%, 10/15/51 ........................................ 2,500,000 2,710,507
Revenue, 2021, 4%, 10/15/56 ........................................ 2,500,000 2,949,940

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
Michigan State Hospital Finance Authority ,
Ascension Health Credit Group, Revenue, 1999 B-3, 4%, 11/15/32 ............. $ 5,000,000 $ 5,862,542
Ascension Health Credit Group, Revenue, 1999 B-3, 4%, 11/15/33 ............. 5,370,000 6,288,239
Ascension Health Credit Group, Revenue, 2010 F-7, Refunding, 5%, 11/15/47 .... 10,000,000 11,884,172
Ascension Health Credit Group, Revenue, 2010 F-8, Refunding, 5%, 11/15/46 .... 5,000,000 5,942,086
McLaren Health Care Corp. Obligated Group, Revenue, 2012 A, Refunding, 5%,
6/01/26 ........................................................ 2,065,000 2,113,212
McLaren Health Care Corp. Obligated Group, Revenue, 2012 A, Refunding, 5%,
6/01/27 ........................................................ 2,285,000 2,338,348
McLaren Health Care Corp. Obligated Group, Revenue, 2012 A, Refunding, 5%,
6/01/28 ........................................................ 2,615,000 2,675,919
McLaren Health Care Corp. Obligated Group, Revenue, 2012 A, Refunding, 5%,
6/01/35 ........................................................ 2,250,000 2,300,931
Michigan State Housing Development Authority ,
Revenue, 2019 B, 3.1%, 12/01/44 ..................................... 15,000,000 15,786,130
Revenue, 2020 A, 2.8%, 12/01/45 ..................................... 4,350,000 4,523,720
Revenue, 2020 A, 2.85%, 6/01/50 ..................................... 5,150,000 5,347,649
Revenue, 2021 A, 2.5%, 6/01/52 ...................................... 3,000,000 2,935,258
Revenue, 2021 A, 2.7%, 10/01/56 ..................................... 5,000,000 5,037,960
Revenue, 2021 A, 2.73%, 10/01/59 .................................... 5,000,000 5,030,046
Michigan State University , Revenue , 2015 A , 5% , 8/15/40 .....................
8,500,000 9,733,814
Michigan Strategic Fund , State of Michigan Department of Transportation , Revenue ,
2018 , 5% , 12/31/43 ................................................ 7,000,000 8,407,279
Michigan Technological University , Revenue , 2015 A , 5% , 10/01/45 ..............
2,400,000 2,743,989
Oakland School District ,
GO, 2016, Refunding, 5%, 5/01/35 ..................................... 1,500,000 1,766,170
GO, 2016, Refunding, 5%, 5/01/36 ..................................... 1,005,000 1,180,949
Oakland University ,
Revenue, 2014, Refunding, 5%, 3/01/31 ................................. 1,260,000 1,381,017
Revenue, 2014, Refunding, 5%, 3/01/32 ................................. 1,000,000 1,094,866
Revenue, 2014, Refunding, 5%, 3/01/33 ................................. 1,285,000 1,405,693
Revenue, 2014, Refunding, 5%, 3/01/34 ................................. 1,000,000 1,092,984
Revenue, 2014, Refunding, 5%, 3/01/39 ................................. 3,000,000 3,269,096
Revenue, 2016, 5%, 3/01/47 ......................................... 7,230,000 8,396,289
Revenue, 2019, 5%, 3/01/50 ......................................... 3,500,000 4,311,159
Rochester Community School District , GO , 2016 I , 5% , 5/01/36 .................
2,800,000 3,292,862
Roseville Community Schools ,
GO, 2014, Pre-Refunded, 5%, 5/01/27 .................................. 1,370,000 1,579,897
GO, 2014, Pre-Refunded, 5%, 5/01/28 .................................. 3,040,000 3,505,757
GO, 2014, Pre-Refunded, 5%, 5/01/29 .................................. 3,300,000 3,805,591
GO, 2014, Pre-Refunded, 5%, 5/01/30 .................................. 1,620,000 1,868,200
GO, 2014, Pre-Refunded, 5%, 5/01/31 .................................. 1,585,000 1,827,837
Royal Oak Hospital Finance Authority ,
Beaumont Health Obligated Group, Revenue, 2014 D, Refunding, 5%, 9/01/27 .... 3,350,000 3,690,779
Beaumont Health Obligated Group, Revenue, 2014 D, Refunding, 5%, 9/01/28 .... 2,500,000 2,753,125
Beaumont Health Obligated Group, Revenue, 2014 D, Refunding, 5%, 9/01/39 .... 17,500,000 19,180,786
Saginaw Valley State University ,
Revenue, 2016 A, Refunding, 5%, 7/01/30 ............................... 1,750,000 2,067,800
Revenue, 2016 A, Refunding, 5%, 7/01/31 ............................... 2,170,000 2,561,934
Revenue, 2016 A, Refunding, 5%, 7/01/33 ............................... 1,240,000 1,461,521
Saline Area Schools ,
GO, 2016, 5%, 5/01/34 ............................................. 2,750,000 3,244,519
GO, 2016, 5%, 5/01/36 ............................................. 2,950,000 3,466,468

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Michigan (continued)
South Haven Public Schools ,
GO, 2015 B, AGMC Insured, 5%, 5/01/33 ................................ $ 350,000 $ 400,672
GO, 2015 B, AGMC Insured, 5%, 5/01/35 ................................ 1,575,000 1,798,434
Sparta Area Schools , GO , II , 5% , 5/01/48 .................................
5,750,000 6,904,932
Trenton Public Schools School District ,
GO, 2018, 5%, 5/01/42 ............................................. 4,920,000 5,988,931
GO, 2018, 5%, 5/01/45 ............................................. 11,480,000 13,819,989
Universal Academy ,
Revenue, 2021, Refunding, 2%, 12/01/26 ................................ 500,000 496,229
Revenue, 2021, Refunding, 4%, 12/01/31 ................................ 500,000 561,169
Revenue, 2021, Refunding, 4%, 12/01/40 ................................ 1,100,000 1,214,985
University of Michigan ,
Revenue, 2015, Refunding, 5%, 4/01/46 ................................. 2,000,000 2,347,807
Revenue, 2017 A, Refunding, 5%, 4/01/37 ............................... 2,700,000 3,268,192
Revenue, 2017 A, Refunding, 5%, 4/01/42 ............................... 26,635,000 32,026,949
Revenue, 2017 A, Refunding, 5%, 4/01/47 ............................... 5,000,000 5,997,761
Wayne County Airport Authority ,
Revenue, 2021 A, 5%, 12/01/40 ....................................... 3,330,000 4,355,349
Revenue, 2021 A, 5%, 12/01/41 ....................................... 4,670,000 6,082,521
Revenue, 2021 B, 5%, 12/01/46 ....................................... 2,000,000 2,537,801
Detroit Metropolitan Wayne County Airport, Revenue, 2017 B, 5%, 12/01/42 ...... 1,045,000 1,261,264
Detroit Metropolitan Wayne County Airport, Revenue, 2018 A, 5%, 12/01/43 ...... 7,750,000 9,640,573
Wayne State University ,
Revenue, 2015 A, Refunding, 5%, 11/15/33 .............................. 1,500,000 1,691,242
Revenue, 2018 A, 5%, 11/15/43 ....................................... 4,500,000 5,474,330
Revenue, 2018 A, 4%, 11/15/48 ....................................... 10,000,000 11,415,540
Western Michigan University ,
Revenue, 2015 A, Refunding, 5%, 11/15/27 .............................. 2,160,000 2,464,705
Revenue, 2015 A, Refunding, 5%, 11/15/28 .............................. 1,635,000 1,861,447
Revenue, 2015 A, Refunding, 5%, 11/15/29 .............................. 2,000,000 2,275,535
Revenue, 2015 A, Refunding, 5%, 11/15/30 .............................. 2,500,000 2,838,021
Revenue, 2015 A, Refunding, 5%, 11/15/40 .............................. 1,560,000 1,770,925
Revenue, 2015 A, Refunding, 5%, 11/15/45 .............................. 2,000,000 2,270,417
Revenue, 2019 A, Refunding, 5%, 11/15/49 .............................. 5,100,000 6,288,546
Zeeland Public Schools ,
GO, 2015 A, AGMC Insured, 5%, 5/01/31 ................................ 1,530,000 1,752,628
GO, 2015 A, AGMC Insured, 5%, 5/01/33 ................................ 2,000,000 2,286,638
GO, 2015 A, Pre-Refunded, AGMC Insured, 5%, 5/01/35 .................... 2,000,000 2,310,105
889,599,480
New Jersey 0.8%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 4%, 6/15/50 ....................................... 500,000 557,556
Revenue, 2020 AA, 5%, 6/15/38 ....................................... 2,000,000 2,525,357
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 600,000 621,981
Revenue, 2021 A, Refunding, 5%, 6/15/33 ............................... 2,065,000 2,678,231
State of New Jersey , GO , 2020 A , 5% , 6/01/28 .............................
1,000,000 1,242,737
7,625,862
New York 1.1%
Metropolitan Transportation Authority ,
Revenue, 2020 A-1, 4%, 11/15/53 ..................................... 1,000,000 1,124,999
Revenue, 2021 A-1, 4%, 11/15/46 ..................................... 1,300,000 1,488,397

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Metropolitan Transportation Authority, (continued)
Revenue, 2021 A-2, 4%, 11/15/42 ..................................... $ 6,700,000 $ 7,730,618
10,344,014
Tennessee 0.1%
a
Tennessee Energy Acquisition Corp. , Revenue , 2021 A , Mandatory Put , 5% , 11/01/31 1,000,000 1,294,294
Texas 0.1%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/39 325,000 332,908
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/40 300,000 306,447
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/47 550,000 557,361
1,196,716
Wisconsin 0.6%
c
Public Finance Authority , Affordable Housing Preservation Corp. Obligated Group ,
Revenue , 144A, 2021 , 5.25% , 12/01/22 ................................. 6,300,000 6,300,000
U.S. Territories 2.1%
Guam 0.2%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
1,750,000 2,145,020
Puerto Rico 1.9%
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/34 ................ 7,420,000 8,049,952
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 500,000 539,737
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/32 ................... 2,100,000 2,327,954
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/36 ................... 1,515,000 1,635,541
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,020,000 1,108,297
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 3,900,000 4,252,564
17,914,045
Total U.S. Territories .................................................................... 20,059,065
Total Municipal Bonds (Cost $895,271,951) .....................................
959,479,264
a a a a

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Michigan Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 200 .
Short Term Investments 1.3%
a a
Principal
Amount
a
Value
Municipal Bonds 1.3%
Michigan 1.3%
d
Green Lake Township Economic Development Corp. , Interlochen Center for the Arts ,
Revenue , 2004 , Refunding , LOC BMO Harris Bank NA , Daily VRDN and Put , 0.04% ,
6 /01/34 ......................................................... $ 2,100,000 $ 2,100,000
d
Michigan Strategic Fund , Edison Institute (The) , Revenue , 2002 , LOC Comerica Bank ,
Daily VRDN and Put , 0.05% , 12/01/33 .................................. 8,090,000 8,090,000
d
University of Michigan , Revenue , 2012 D-1 , Daily VRDN and Put , 0.01% , 12/01/24 ..
2,000,000 2,000,000
12,190,000
Total Municipal Bonds (Cost $12,190,000) ......................................
12,190,000
Total Short Term Investments (Cost $12,190,000 ) ................................
12,190,000
a
Total Investments (Cost $907,461,951) 100.1% ..................................
$971,669,264
Other Assets, less Liabilities (0.1)%
†
...........................................
(161,050)
Net Assets 100.0% ...........................................................
$971,508,214
†
Rounds to less than 0.1% of net assets.
a
The maturity date shown represents the mandatory put date.
b
Security purchased on a when-issued basis.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2021, the value of this security was $6,300,000, representing 0.6% of net assets.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2021
Franklin Minnesota Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.7%
Alabama 0.4%
a
Southeast Energy Authority A Cooperative District , Revenue , 2021 B , Mandatory Put ,
4% , 12/01/31 ..................................................... $ 4,000,000 $ 4,816,879
Florida 0.5%
Capital Trust Agency, Inc. , Revenue , 2021 A-1 , 3.75% , 12/01/36 ................
6,192,000 6,206,118
Illinois 0.9%
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 6,000,000 7,019,665
GO, 2017 D, 5%, 11/01/27 ........................................... 1,000,000 1,210,136
GO, 2020 B, 5%, 10/01/29 ........................................... 1,000,000 1,254,367
GO, 2021 A, 4%, 3/01/41 ............................................ 1,110,000 1,289,427
10,773,595
Minnesota 92.2%
Alexandria Independent School District No. 206 , GO , 2017 A , Refunding , 3% , 2/01/37
29,905,000 32,183,923
Anoka-Hennepin Independent School District No. 11 ,
GO, 2018 A, 3.25%, 2/01/37 .......................................... 5,355,000 5,840,477
GO, 2018 A, 3.375%, 2/01/43 ......................................... 6,020,000 6,557,956
Big Lake Independent School District No. 727 ,
GO, 2012 B, Refunding, 5%, 2/01/23 ................................... 2,990,000 3,013,597
GO, 2012 B, Refunding, 5%, 2/01/24 ................................... 3,000,000 3,023,675
GO, 2012 B, Refunding, 5%, 2/01/25 ................................... 1,225,000 1,234,667
Brainerd Independent School District No. 181 ,
GO, 2018 A, 4%, 2/01/32 ............................................ 3,065,000 3,513,137
GO, 2018 A, 4%, 2/01/39 ............................................ 10,600,000 12,039,582
GO, 2018 A, 4%, 2/01/42 ............................................ 1,900,000 2,149,161
GO, 2018 C, Refunding, 5%, 2/01/28 ................................... 3,735,000 4,397,500
Cambridge-Isanti Independent School District No. 911 ,
GO, 2012 A, Refunding, 3%, 2/01/27 ................................... 3,410,000 3,423,034
GO, 2012 A, Refunding, 3%, 2/01/30 ................................... 5,585,000 5,604,662
Centennial Independent School District No. 12 ,
GO, 2015 A, Zero Cpn ., 2/01/32 ....................................... 1,450,000 1,060,773
GO, 2015 A, Zero Cpn ., 2/01/34 ....................................... 1,600,000 1,067,687
GO, 2015 A, Zero Cpn ., 2/01/35 ....................................... 350,000 223,324
Central Minnesota Municipal Power Agency ,
Revenue, 2012, Refunding, 5%, 1/01/32 ................................. 1,150,000 1,154,464
Revenue, 2012, Refunding, 5%, 1/01/42 ................................. 1,615,000 1,621,269
City of Center City , Hazelden Betty Ford Foundation , Revenue , 2019 , Refunding , 4% ,
11/01/41 ........................................................ 1,000,000 1,132,029
City of Elk River , Electric , Revenue , 2021 B , 2.25% , 8/01/47 ...................
1,475,000 1,446,246
City of Fridley , Fridley Leased Housing Associates I LLLP , Revenue , 2018 , FNMA
Insured , 3.75% , 11/01/34 ............................................ 9,655,057 11,170,384
City of Lakeville , GO , 2012 B , Refunding , 3% , 2/01/30 ........................
4,690,000 4,706,511
City of Minneapolis ,
GO, 2018, 4%, 12/01/43 ............................................. 5,000,000 5,688,406
GO, 2018, 4%, 12/01/46 ............................................. 3,500,000 3,967,309
GO, 2019, 3%, 12/01/40 ............................................. 5,000,000 5,410,760
14th and Central LLLP, Revenue, 2020, FNMA Insured, 2.35%, 2/01/38 ......... 10,000,000 10,289,957
Allina Health Obligated Group, Revenue, 2021, 4%, 11/15/39 ................. 4,000,000 4,857,892
Allina Health Obligated Group, Revenue, 2021, 4%, 11/15/40 ................. 3,735,000 4,527,297
Fairview Health Services Obligated Group, Revenue, 2015 A, Refunding, AGMC
Insured, 5%, 11/15/44 ............................................. 10,000,000 11,538,560
Fairview Health Services Obligated Group, Revenue, 2018 A, Refunding, AGMC
Insured, 5%, 11/15/49 ............................................. 6,000,000 7,409,753

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
City of Minneapolis St. Paul Housing & Redevelopment Authority ,
Allina Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/26 ....... $ 2,000,000 $ 2,413,315
Allina Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/27 ....... 2,000,000 2,436,582
City of Plymouth ,
GO, 2020 A, 2%, 2/01/31 ............................................ 1,790,000 1,855,511
GO, 2020 A, 2%, 2/01/32 ............................................ 2,080,000 2,143,081
GO, 2020 A, 2%, 2/01/33 ............................................ 2,125,000 2,178,332
City of Ramsey ,
GO, 2012 A, Refunding, 3%, 12/15/28 .................................. 1,105,000 1,106,121
GO, 2012 A, Refunding, 3.375%, 12/15/31 ............................... 1,215,000 1,216,398
City of Rochester ,
Electric Utility, Revenue, 2013 B, Pre-Refunded, 5%, 12/01/43 ................ 1,000,000 1,094,060
Electric Utility, Revenue, 2017 A, Refunding, 5%, 12/01/42 ................... 2,000,000 2,358,278
Electric Utility, Revenue, 2017 A, Refunding, 5%, 12/01/47 ................... 9,210,000 10,777,111
Mayo Clinic, Revenue, 2016 B, Refunding, 5%, 11/15/33 .................... 4,425,000 6,289,215
Mayo Clinic, Revenue, 2016 B, Refunding, 5%, 11/15/34 .................... 10,235,000 14,851,685
Mayo Clinic, Revenue, 2016 B, Refunding, 5%, 11/15/35 .................... 5,000,000 7,392,699
Mayo Clinic, Revenue, 2016 B, Refunding, 5%, 11/15/36 .................... 4,200,000 6,325,729
Mayo Clinic, Revenue, 2018, 4%, 11/15/48 ............................... 6,000,000 6,886,228
City of St. Cloud ,
CentraCare Health System Obligated Group, Revenue, 2016 A, Refunding, 4%,
5/01/37 ........................................................ 12,310,000 13,752,142
CentraCare Health System Obligated Group, Revenue, 2016 A, Refunding, 5%,
5/01/46 ........................................................ 4,650,000 5,409,317
City of St. Paul ,
Sales & Use Tax, Revenue, 2014 G, 5%, 11/01/31 ......................... 1,000,000 1,126,558
Sales & Use Tax, Revenue, 2014 G, 5%, 11/01/32 ......................... 1,000,000 1,125,939
City of Virginia ,
GO, 2020 A, AGMC Insured, 4%, 2/01/36 ................................ 1,000,000 1,139,550
GO, 2020 A, AGMC Insured, 4%, 2/01/40 ................................ 1,160,000 1,314,256
Cloquet Independent School District No. 94 , GO , 2015 B , 5% , 2/01/32 ............
3,615,000 4,115,279
County of Hennepin ,
GO, 2019 B, 5%, 12/15/34 ........................................... 1,055,000 1,337,290
GO, 2019 B, 5%, 12/15/36 ........................................... 12,680,000 16,056,424
GO, 2020 A, 5%, 12/01/36 ........................................... 5,855,000 7,769,297
GO, 2020 C, 5%, 12/15/31 ........................................... 5,220,000 6,810,824
GO, 2021 A, 5%, 12/01/35 ........................................... 5,675,000 7,693,162
Dakota County Community Development Agency , Revenue , 2011 A , GNMA Insured ,
4.875% , 12/01/33 .................................................. 500,000 500,550
Dawson-Boyd Independent School District No. 378 , GO , 2019 A , 3.125% , 2/01/40 ...
2,965,000 3,217,214
Dilworth Glyndon Felton Independent School District No. 2164 ,
GO, 2020 A, 3%, 2/01/37 ............................................ 1,000,000 1,068,987
GO, 2020 A, 3%, 2/01/39 ............................................ 1,000,000 1,066,835
GO, 2020 A, 3%, 2/01/41 ............................................ 1,225,000 1,304,115
Duluth Economic Development Authority ,
Essentia Health Obligated Group, Revenue, 2018 A, Refunding, 5.25%, 2/15/53 ... 15,900,000 19,279,058
Essentia Health Obligated Group, Revenue, 2018 A, Refunding, 5.25%, 2/15/58 ... 13,035,000 15,779,509
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2021 A, Refunding, 4%,
6/15/38 ........................................................ 150,000 175,262
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2021 A, Refunding, 4%,
6/15/39 ........................................................ 155,000 180,564
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2021 A, Refunding, 3%,
6/15/44 ........................................................ 850,000 880,349

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Duluth Economic Development Authority, (continued)
b
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/29 ........................................................ $ 400,000 $ 486,940
b
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/30 ........................................................ 425,000 525,144
b
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/31 ........................................................ 450,000 564,432
b
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/32 ........................................................ 500,000 636,123
b
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 5%,
6/15/33 ........................................................ 600,000 759,260
b
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/34 ........................................................ 520,000 602,237
b
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/35 ........................................................ 425,000 490,001
b
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/36 ........................................................ 400,000 461,255
b
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/37 ........................................................ 375,000 432,413
b
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/38 ........................................................ 400,000 459,890
b
St. Luke's Hospital of Duluth Obligated Group, Revenue, 2022 A, Refunding, 4%,
6/15/39 ........................................................ 250,000 286,524
Duluth Independent School District No. 709 ,
COP, 2016 A, Refunding, 5%, 2/01/25 .................................. 1,015,000 1,146,576
COP, 2016 A, Refunding, 5%, 2/01/26 .................................. 2,740,000 3,186,740
COP, 2016 A, Refunding, 4%, 2/01/27 .................................. 3,750,000 4,247,277
COP, 2016 A, Refunding, 4%, 2/01/28 .................................. 1,500,000 1,694,056
GO, 2015 B, Refunding, 4%, 2/01/25 ................................... 3,450,000 3,789,742
GO, 2015 B, Refunding, 2.5%, 2/01/26 .................................. 2,840,000 2,971,167
GO, 2021 C, Zero Cpn ., 2/01/29 ....................................... 1,870,000 1,655,709
GO, 2021 C, Zero Cpn ., 2/01/30 ....................................... 1,275,000 1,093,447
GO, 2021 C, Zero Cpn ., 2/01/31 ....................................... 1,325,000 1,100,120
GO, 2021 C, Zero Cpn ., 2/01/32 ....................................... 1,080,000 868,058
GO, 2021 C, Zero Cpn ., 2/01/33 ....................................... 1,075,000 836,716
Edina Independent School District No. 273 , GO , 2019 A , 3% , 2/01/36 ............
1,630,000 1,758,432
Elk River Independent School District No. 728 , GO , 2015 A , 4% , 2/01/32 ..........
6,130,000 6,536,132
Farmington Independent School District No. 192 , GO , 2016 A , 4% , 2/01/28 ........
3,830,000 4,325,488
Fridley Independent School District No. 14 , GO , 2016 A , 4% , 2/01/29 ............
2,220,000 2,501,958
Hastings Independent School District No. 200 ,
GO, 2018 A, Zero Cpn ., 2/01/38 ....................................... 4,685,000 2,871,258
GO, 2018 A, Zero Cpn ., 2/01/39 ....................................... 4,685,000 2,748,916
GO, 2018 A, Zero Cpn ., 2/01/40 ....................................... 4,685,000 2,630,758
Hennepin County Regional Railroad Authority ,
GO, 2019 A, 5%, 12/01/35 ........................................... 4,480,000 5,639,106
GO, 2019 A, 5%, 12/01/36 ........................................... 5,220,000 6,562,533
Hermantown Independent School District No. 700 , GO , 2014 A , Pre-Refunded , 4% ,
2/01/29 ......................................................... 2,310,000 2,486,989
Hopkins Independent School District No. 270 ,
GO, 2019 A, 3%, 2/01/33 ............................................ 5,640,000 6,065,404
GO, 2019 A, 3%, 2/01/34 ............................................ 2,450,000 2,631,845
Jordan Independent School District No. 717 ,
GO, 2014 A, Refunding, 5%, 2/01/31 ................................... 1,460,000 1,540,145
GO, 2014 A, Refunding, 5%, 2/01/32 ................................... 2,000,000 2,109,787
GO, 2014 A, Refunding, 5%, 2/01/33 ................................... 1,700,000 1,793,319

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Jordan Independent School District No. 717, (continued)
GO, 2014 A, Refunding, 5%, 2/01/34 ................................... $ 1,805,000 $ 1,904,083
GO, 2014 A, Refunding, 5%, 2/01/35 ................................... 1,000,000 1,055,015
Lakeview Independent School District No. 2167 , GO , 2021 A , 2% , 2/01/38 .........
1,055,000 1,052,539
Lakeville Independent School District No. 194 ,
GO, 2012 B, Pre-Refunded, 3%, 2/01/25 ................................ 3,560,000 3,576,318
GO, 2021 B, 2.125%, 2/01/42 ......................................... 4,085,000 4,074,119
Mankato Independent School District No. 77 , GO , 2020 A , 4% , 2/01/41 ...........
1,385,000 1,619,570
Maple River Independent School District No. 2135 ,
GO, 2020 A, 4%, 2/01/45 ............................................ 6,000,000 7,063,261
GO, 2020 A, 4%, 2/01/50 ............................................ 10,000,000 11,712,889
Metropolitan Council ,
GO, 2016 C, Refunding, 3%, 3/01/30 ................................... 3,305,000 3,579,635
GO, 2019 A, 3%, 3/01/29 ............................................ 6,400,000 6,960,065
GO, 2020 B, 2.125%, 3/01/36 ......................................... 4,500,000 4,572,672
GO, 2020 B, 2.125%, 3/01/37 ......................................... 4,000,000 4,040,039
GO, 2020 B, 2.125%, 3/01/38 ......................................... 4,000,000 4,032,647
Minneapolis Special School District No. 1 , GO , 2017 B , 5% , 2/01/30 .............
2,590,000 3,216,434
Minneapolis-St. Paul Metropolitan Airports Commission ,
Revenue, 2012 B, Refunding, 5%, 1/01/27 ............................... 1,500,000 1,505,736
Revenue, 2012 B, Refunding, 5%, 1/01/28 ............................... 2,250,000 2,258,511
Revenue, 2019 A, Refunding, 5%, 1/01/44 ............................... 4,750,000 5,869,804
Revenue, Senior Lien, 2016 C, 5%, 1/01/34 .............................. 2,870,000 3,443,865
Revenue, Senior Lien, 2016 C, 5%, 1/01/35 .............................. 4,025,000 4,814,764
Revenue, Senior Lien, 2016 C, 5%, 1/01/41 .............................. 19,655,000 23,424,135
Revenue, Senior Lien, 2016 C, 5%, 1/01/46 .............................. 15,500,000 18,405,825
Minnesota Higher Education Facilities Authority ,
Carleton College, Revenue, 2017, Refunding, 4%, 3/01/47 ................... 3,575,000 4,027,862
Macalester College, Revenue, 2017, Refunding, 3%, 3/01/33 ................. 3,010,000 3,230,800
Macalester College, Revenue, 2017, Refunding, 4%, 3/01/42 ................. 900,000 1,014,020
Macalester College, Revenue, 2021, Refunding, 4%, 3/01/36 ................. 125,000 151,619
Macalester College, Revenue, 2021, Refunding, 4%, 3/01/37 ................. 125,000 151,375
Macalester College, Revenue, 2021, Refunding, 3%, 3/01/40 ................. 365,000 401,600
Macalester College, Revenue, 2021, Refunding, 3%, 3/01/43 ................. 330,000 359,869
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/30 ............... 320,000 390,057
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/31 ............... 270,000 327,389
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/32 ............... 255,000 307,325
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/33 ............... 240,000 288,962
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/34 ............... 355,000 426,190
St. John's University, Revenue, 2021, Refunding, 3%, 10/01/36 ............... 210,000 231,167
St. John's University, Revenue, 2021, Refunding, 3%, 10/01/37 ............... 250,000 274,547
St. John's University, Revenue, 2021, Refunding, 3%, 10/01/38 ............... 250,000 274,027
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/39 ............... 220,000 261,643
St. John's University, Revenue, 2021, Refunding, 4%, 10/01/40 ............... 310,000 367,757
St. Olaf College, Revenue, 2021, 3%, 10/01/38 ........................... 1,000,000 1,104,703
St. Olaf College, Revenue, 2021, 3%, 10/01/41 ........................... 1,600,000 1,756,405
St. Olaf College, Revenue, 2021, 4%, 10/01/46 ........................... 3,740,000 4,423,488
St. Olaf College, Revenue, 2021, 4%, 10/01/50 ........................... 3,805,000 4,482,161
St. Olaf College, Revenue, Eight N, Refunding, 4%, 10/01/33 ................. 1,500,000 1,696,368
St. Olaf College, Revenue, Eight N, Refunding, 4%, 10/01/35 ................. 500,000 564,272
University of St. Thomas, Revenue, 2016 8-L, Refunding, 4%, 4/01/31 .......... 4,200,000 4,678,346
University of St. Thomas, Revenue, 2016 8-L, Refunding, 5%, 4/01/35 .......... 1,720,000 1,983,136
University of St. Thomas, Revenue, 2017 A, Refunding, 4%, 10/01/36 .......... 750,000 855,992
University of St. Thomas, Revenue, 2017 A, Refunding, 4%, 10/01/37 .......... 750,000 854,625
University of St. Thomas, Revenue, 2019, 5%, 10/01/40 ..................... 3,260,000 4,068,061

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Minnesota Higher Education Facilities Authority, (continued)
University of St. Thomas, Revenue, 2019, 4%, 10/01/44 ..................... $ 2,745,000 $ 3,165,705
Minnesota Housing Finance Agency ,
Revenue, 2009, 4%, 8/01/29 ......................................... 3,675,000 3,684,152
Revenue, 2011, 5%, 8/01/31 ......................................... 2,225,000 2,233,600
Revenue, 2019 C, 4%, 8/01/39 ........................................ 1,000,000 1,166,636
Revenue, 2020 B, 4%, 8/01/39 ........................................ 2,055,000 2,459,118
Revenue, 2020 B, GNMA Insured, 2.8%, 1/01/44 .......................... 3,375,000 3,505,135
Revenue, 2020 D, 4%, 8/01/41 ........................................ 1,000,000 1,191,850
Revenue, 2020 D, 4%, 8/01/42 ........................................ 1,000,000 1,188,864
Revenue, 2020 E, GNMA Insured, 2.5%, 7/01/40 .......................... 2,055,000 2,117,138
Revenue, 2020 E, GNMA Insured, 2.7%, 7/01/44 .......................... 2,875,000 2,977,840
Revenue, 2020 G, GNMA Insured, 2.45%, 7/01/45 ......................... 2,270,000 2,300,184
Revenue, 2021 B, GNMA Insured, 2.1%, 7/01/36 .......................... 985,000 995,661
Revenue, 2021 B, GNMA Insured, 2.3%, 7/01/41 .......................... 3,475,000 3,524,442
Revenue, 2021 B, GNMA Insured, 2.45%, 7/01/46 ......................... 3,465,000 3,495,378
Revenue, 2021 B, GNMA Insured, 2.5%, 7/01/51 .......................... 4,055,000 4,091,592
Revenue, 2021 D, Refunding, GNMA Insured, 2%, 7/01/36 ................... 5,960,000 5,977,654
Revenue, 2021 D, Refunding, GNMA Insured, 2.45%, 1/01/52 ................ 11,915,000 11,939,705
Minnesota Municipal Power Agency ,
Revenue, 2014 A, Refunding, 4%, 10/01/31 .............................. 1,265,000 1,369,192
Revenue, 2014 A, Refunding, 4%, 10/01/32 .............................. 1,200,000 1,297,791
Revenue, 2014 A, Refunding, 4%, 10/01/33 .............................. 1,000,000 1,080,822
Revenue, 2014 A, Refunding, 5%, 10/01/34 .............................. 1,000,000 1,120,774
Revenue, 2014 A, Refunding, 5%, 10/01/35 .............................. 1,005,000 1,125,172
Revenue, 2016, 4%, 10/01/41 ........................................ 4,680,000 5,246,899
Revenue, 2016, 5%, 10/01/47 ........................................ 4,650,000 5,434,326
Minnesota Public Facilities Authority , Revenue , 2010 A , 5% , 3/01/24 .............
17,010,000 18,792,937
Minnesota State Colleges And Universities Foundation , Revenue , 2012 A , Refunding ,
5% , 10/01/22 ..................................................... 1,410,000 1,465,816
Moorhead Independent School District No. 152 , GO , 2020 A , 2.5% , 2/01/37 .......
9,295,000 9,676,969
North St. Paul-Maplewood-Oakdale Independent School District No. 622 ,
GO, 2019 A, 3%, 2/01/42 ............................................ 5,975,000 6,409,066
GO, 2019 A, 3%, 2/01/46 ............................................ 23,965,000 25,510,531
Northern Municipal Power Agency ,
Revenue, 2013 A, 5%, 1/01/30 ........................................ 1,190,000 1,246,909
Revenue, 2017, Refunding, 5%, 1/01/41 ................................. 800,000 943,867
Prior Lake-Savage Independent School District No. 719 ,
GO, 2018 B, Zero Cpn ., 2/01/27 ....................................... 10,545,000 9,990,647
GO, 2018 B, Zero Cpn ., 2/01/28 ....................................... 13,055,000 12,110,398
GO, 2018 B, Zero Cpn ., 2/01/30 ....................................... 9,010,000 7,784,489
GO, 2018 B, Zero Cpn ., 2/01/31 ....................................... 5,310,000 4,425,120
Robbinsdale Independent School District No. 281 , GO , 2021 A , 5% , 2/01/31 .......
1,910,000 2,462,510
Rochester Independent School District No. 535 ,
GO, 2020 A, 4%, 2/01/28 ............................................ 4,300,000 5,116,747
GO, 2020 A, 4%, 2/01/29 ............................................ 6,565,000 7,766,921
Roseville Independent School District No. 623 ,
GO, 2018 A, 5%, 2/01/30 ............................................ 3,700,000 4,455,316
GO, 2018 A, 4%, 2/01/34 ............................................ 9,535,000 10,765,388
Sartell-St. Stephen Independent School District No. 748 ,
GO, 2016 B, Zero Cpn ., 2/01/36 ....................................... 3,000,000 1,981,189
GO, 2016 B, Zero Cpn ., 2/01/37 ....................................... 2,820,000 1,789,431
GO, 2016 B, Zero Cpn ., 2/01/38 ....................................... 5,220,000 3,192,813
GO, 2016 B, Zero Cpn ., 2/01/39 ....................................... 3,020,000 1,779,821

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
South Washington County Independent School District No. 833 , GO , 2016 C , 4% ,
2/01/29 ......................................................... $ 5,260,000 $ 5,939,578
Southern Minnesota Municipal Power Agency ,
Revenue, 1994 A, NATL Insured, Zero Cpn ., 1/01/23 ....................... 4,000,000 3,982,577
Revenue, 1994 A, NATL Insured, Zero Cpn ., 1/01/26 ....................... 5,395,000 5,174,900
Revenue, 1994 A, NATL Insured, Zero Cpn ., 1/01/27 ....................... 6,600,000 6,211,449
Revenue, 2015 A, Refunding, 5%, 1/01/46 ............................... 9,345,000 10,697,328
Revenue, 2017 A, 5%, 1/01/42 ........................................ 1,315,000 1,583,093
Revenue, 2019 A, 5%, 1/01/32 ........................................ 700,000 888,912
Revenue, 2019 A, 5%, 1/01/33 ........................................ 560,000 709,822
Revenue, 2019 A, 5%, 1/01/34 ........................................ 610,000 771,992
St. Cloud Independent School District No. 742 ,
COP, 2017 A, 4%, 2/01/38 ........................................... 1,000,000 1,062,364
GO, 2015 A, 4%, 2/01/28 ............................................ 2,080,000 2,292,177
GO, 2017 B, 4%, 2/01/30 ............................................ 4,060,000 4,566,021
GO, 2017 B, 4%, 2/01/36 ............................................ 2,500,000 2,787,522
GO, 2017 B, 4%, 2/01/37 ............................................ 2,250,000 2,505,821
St. Francis Independent School District No. 15 ,
GO, 2018 A, 4%, 2/01/37 ............................................ 1,025,000 1,060,573
GO, 2018 A, 3.5%, 2/01/41 ........................................... 6,350,000 6,514,673
St. Michael-Albertville Independent School District No. 885 , GO , 2011 A , Refunding ,
4.25% , 2/01/32 ................................................... 10,295,000 10,363,603
St. Paul Independent School District No. 625 , GO , 2013 B , Refunding , 5% , 2/01/24 ..
2,925,000 3,085,564
St. Paul Port Authority ,
Revenue, 2021-2, 4%, 10/01/40 ....................................... 1,100,000 1,207,963
District Energy St. Paul Obligated Group, Revenue, 2021-1, Refunding, 3%, 10/01/34 300,000 317,616
District Energy St. Paul Obligated Group, Revenue, 2021-1, Refunding, 4%, 10/01/41 675,000 749,024
State of Minnesota ,
COP, 2014, 5%, 6/01/36 ............................................. 3,615,000 3,982,433
GO, 2013 F, Refunding, 4%, 10/01/25 .................................. 15,000,000 15,991,535
GO, 2016 A, 5%, 8/01/28 ............................................ 4,215,000 5,047,461
GO, 2018 A, 5%, 8/01/31 ............................................ 5,000,000 6,325,999
GO, 2019 A, 5%, 8/01/29 ............................................ 10,000,000 13,011,222
GO, 2019 A, 5%, 8/01/38 ............................................ 3,540,000 4,540,927
Revenue, 2012 B, Refunding, 4%, 3/01/26 ............................... 3,000,000 3,027,231
Revenue, 2012 B, Refunding, 3%, 3/01/30 ............................... 5,000,000 5,026,483
Revenue, 2014 A, 5%, 6/01/38 ........................................ 8,500,000 9,048,005
b
Stearns County Housing & Redevelopment Authority , Revenue , 2021 A , Refunding ,
3% , 2/01/61 ...................................................... 1,105,000 1,120,701
University of Minnesota ,
Revenue, 2014 B, 5%, 1/01/38 ........................................ 4,500,000 4,887,088
Revenue, 2015 A, Refunding, 5%, 8/01/25 ............................... 5,000,000 5,817,401
Revenue, 2015 A, Refunding, 5%, 8/01/28 ............................... 7,225,000 8,368,564
Revenue, 2016 A, 5%, 4/01/41 ........................................ 5,000,000 5,842,786
Revenue, 2017 A, 5%, 9/01/42 ........................................ 4,410,000 5,370,395
Revenue, 2017 B, Refunding, 5%, 12/01/30 .............................. 5,575,000 6,938,743
Revenue, 2019 A, 5%, 4/01/39 ........................................ 1,805,000 2,271,369
Revenue, 2019 A, 5%, 4/01/41 ........................................ 6,045,000 7,581,049
Revenue, 2019 A, 5%, 4/01/44 ........................................ 8,505,000 10,607,250
Revenue, 2020 A, 5%, 11/01/39 ....................................... 5,880,000 7,691,711
Virginia Independent School District No. 706 ,
Rock Ridge Independent School District No. 2909, GO, 2019 A, 5%, 2/01/30 ..... 3,600,000 4,460,983
Rock Ridge Independent School District No. 2909, GO, 2019 A, 3%, 2/01/40 ..... 3,295,000 3,551,255
Watertown-Mayer Independent School District No. 111 ,
GO, 2020 A, Zero Cpn ., 2/01/33 ....................................... 2,470,000 1,990,689

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
Watertown-Mayer Independent School District No. 111, (continued)
GO, 2020 A, Zero Cpn ., 2/01/34 ....................................... $ 2,470,000 $ 1,929,727
GO, 2020 A, Zero Cpn ., 2/01/36 ....................................... 1,470,000 1,076,707
GO, 2020 A, Zero Cpn ., 2/01/37 ....................................... 2,470,000 1,748,126
Waterville-Elysian-Morristown Independent School District No. 2143 , GO , 2019 A , 3% ,
2/01/32 ......................................................... 1,995,000 2,148,193
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 , GO , 2018
A , 4% , 2/01/34 .................................................... 2,655,000 3,047,557
Western Minnesota Municipal Power Agency ,
Revenue, 2012 A, Refunding, 5%, 1/01/24 ............................... 5,000,000 5,253,071
Revenue, 2012 A, Refunding, 5%, 1/01/25 ............................... 3,370,000 3,539,062
Revenue, 2012 A, Refunding, 5%, 1/01/29 ............................... 1,200,000 1,259,262
Revenue, 2014 A, Pre-Refunded, 5%, 1/01/40 ............................ 8,075,000 8,864,875
Revenue, 2014 A, Pre-Refunded, 5%, 1/01/46 ............................ 11,870,000 13,031,091
Revenue, 2015 A, Refunding, 5%, 1/01/35 ............................... 3,000,000 3,484,707
Revenue, 2015 A, Refunding, 5%, 1/01/36 ............................... 2,035,000 2,360,247
Revenue, 2018 A, 5%, 1/01/49 ........................................ 5,000,000 6,083,252
Zumbro Education District ,
COP, 2021 A, 4%, 2/01/32 ........................................... 200,000 236,071
COP, 2021 A, 4%, 2/01/33 ........................................... 150,000 176,827
COP, 2021 A, 4%, 2/01/34 ........................................... 125,000 147,087
COP, 2021 A, 2.125%, 2/01/35 ........................................ 325,000 323,413
COP, 2021 A, 4%, 2/01/38 ........................................... 390,000 455,117
COP, 2021 A, 4%, 2/01/41 ........................................... 635,000 735,217
1,059,542,383
New Jersey 1.1%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 4%, 6/15/50 ....................................... 545,000 607,736
Revenue, 2021 A, Refunding, 5%, 6/15/32 ............................... 4,250,000 5,531,498
Revenue, 2021 A, Refunding, 5%, 6/15/33 ............................... 1,250,000 1,621,205
Revenue, 2021 A, Refunding, 4%, 6/15/34 ............................... 1,500,000 1,772,028
Revenue, 2021 A, Refunding, 4%, 6/15/36 ............................... 1,000,000 1,174,717
State of New Jersey , GO , 2020 A , 5% , 6/01/28 .............................
2,100,000 2,609,748
13,316,932
New York 0.4%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/46 ..........
4,000,000 4,579,683
Texas 0.1%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/34 200,000 209,879
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/35 225,000 262,978
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/36 250,000 291,611
764,468
Washington 0.2%
Washington Health Care Facilities Authority , CommonSpirit Health Obligated Group ,
Revenue , 2019 A-2 , Refunding , 5% , 8/01/44 ............................. 1,500,000 1,843,927
Wisconsin 0.7%
c
Public Finance Authority , Affordable Housing Preservation Corp. Obligated Group ,
Revenue , 144A, 2021 , 5.25% , 12/01/22 ................................. 7,500,000 7,500,000

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Minnesota Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 200 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 1.2%
Puerto Rico 1.2%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... $ 1,800,000 $ 1,952,042
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 775,000 836,592
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/32 ................... 2,890,000 3,203,708
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 1,500,000 1,687,924
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,675,000 1,819,998
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 3,575,000 3,898,183
13,398,447
Total U.S. Territories .................................................................... 13,398,447
Total Municipal Bonds (Cost $1,055,644,365) ...................................
1,122,742,432
a a a a
Short Term Investments 2.2%
Municipal Bonds 2.2%
Minnesota 2.2%
d
City of Minneapolis St. Paul Housing & Redevelopment Authority , Allina Health
Obligated Group , Revenue , B-2 , LOC JPMorgan Chase Bank NA , Daily VRDN and
Put , 0.04% , 11/15/35 ............................................... 25,365,000 25,365,000
Total Municipal Bonds (Cost $25,365,000) ......................................
25,365,000
Total Short Term Investments (Cost $25,365,000 ) ................................
25,365,000
a
Total Investments (Cost $1,081,009,365) 99.9% ..................................
$1,148,107,432
Other Assets, less Liabilities 0.1% .............................................
1,057,160
Net Assets 100.0% ...........................................................
$1,149,164,592
a
The maturity date shown represents the mandatory put date.
b
Security purchased on a when-issued basis.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2021, the value of this security was $7,500,000, representing 0.7% of net assets.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2021
Franklin Missouri Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.1%
California 0.6%
Santa Barbara Secondary High School District , GO , 2011 A , Zero Cpn ., 8/01/40 ....
$ 1,790,000 $ 1,135,098
Solano County Community College District , GO , E , 2.625% , 8/01/50 .............
5,000,000 5,096,442
6,231,540
Florida 0.5%
Capital Trust Agency, Inc. , Revenue , 2021 A-1 , 3.75% , 12/01/36 ................
5,544,000 5,556,640
Illinois 0.6%
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 4,000,000 4,679,776
GO, 2020, 5.5%, 5/01/30 ............................................ 1,000,000 1,306,768
5,986,544
Missouri 91.9%
Affton School District No. 101 ,
GO, 2017 A, Refunding, 5%, 3/01/32 ................................... 1,500,000 1,817,646
GO, 2017 A, Refunding, 5%, 3/01/33 ................................... 1,595,000 1,931,310
GO, 2017 A, Refunding, 5%, 3/01/34 ................................... 1,700,000 2,058,070
GO, 2017 A, Refunding, 5%, 3/01/35 ................................... 1,810,000 2,186,473
GO, 2017 A, Refunding, 5%, 3/01/36 ................................... 1,920,000 2,315,735
Belton School District No. 124 ,
GO, 2020 A, 4%, 3/01/39 ............................................ 1,500,000 1,806,121
GO, 2020 A, 4%, 3/01/40 ............................................ 1,200,000 1,442,518
Bi-State Development Agency of the Missouri-Illinois Metropolitan District ,
Revenue, 2013 A, Pre-Refunded, 5%, 10/01/44 ........................... 10,000,000 10,401,000
Revenue, 2019, Refunding, 4%, 10/01/34 ................................ 830,000 994,270
Revenue, 2019, Refunding, 5%, 10/01/44 ................................ 10,995,000 13,676,103
Revenue, 2019, Refunding, 4%, 10/01/48 ................................ 10,000,000 11,550,193
Cape Girardeau County Industrial Development Authority ,
Procter & Gamble Co. (The), Revenue, 1998, 5.3%, 5/15/28 .................. 6,875,000 6,901,359
SoutheastHEALTH Obligated Group, Revenue, 2021, 4%, 3/01/41 ............. 3,285,000 3,757,221
SoutheastHEALTH Obligated Group, Revenue, 2021, 3%, 3/01/46 ............. 3,000,000 3,086,405
SoutheastHEALTH Obligated Group, Revenue, 2021, 4%, 3/01/46 ............. 5,230,000 5,917,084
St. Francis Obligated Group, Revenue, 2013 A, Refunding, 5%, 6/01/33 ......... 5,000,000 5,118,006
St. Francis Obligated Group, Revenue, 2013 A, Refunding, 5%, 6/01/37 ......... 11,000,000 11,259,612
St. Francis Obligated Group, Revenue, 2016, Refunding, 5%, 6/01/39 .......... 5,110,000 5,927,511
Cape Girardeau County School District No. R-2 ,
GO, 2018, 4%, 3/01/32 ............................................. 1,000,000 1,174,395
GO, 2018, 4%, 3/01/33 ............................................. 1,000,000 1,170,053
GO, 2018, 5%, 3/01/38 ............................................. 2,195,000 2,693,036
Cape Girardeau School District No. 63 ,
GO, 2019, Refunding, 4%, 3/01/38 ..................................... 650,000 748,106
GO, 2019, Refunding, 4%, 3/01/39 ..................................... 500,000 574,721
City of Bridgeton ,
Sales Tax, Revenue, 2021 A, Refunding, 2%, 12/01/32 ...................... 500,000 492,515
Sales Tax, Revenue, 2021 A, Refunding, 2.125%, 12/01/33 .................. 1,170,000 1,167,441
City of Kansas City ,
Revenue, 2021 A, 5%, 4/01/40 ........................................ 1,250,000 1,603,640
Revenue, 2021 A, 5%, 4/01/41 ........................................ 1,200,000 1,537,015
Sanitary Sewer System, Revenue, 2018 A, 4%, 1/01/35 ..................... 1,500,000 1,754,558
Sanitary Sewer System, Revenue, 2018 A, 4%, 1/01/42 ..................... 5,000,000 5,837,322
Water, Revenue, 2017 A, 4%, 12/01/41 ................................. 4,970,000 5,690,388
Water, Revenue, 2020 A, 4%, 12/01/38 ................................. 600,000 735,599
Water, Revenue, 2020 A, 4%, 12/01/39 ................................. 700,000 857,732

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
City of Kansas City, (continued)
Water, Revenue, 2020 A, 4%, 12/01/40 ................................. $ 500,000 $ 611,577
Water, Revenue, 2020 A, 4%, 12/01/41 ................................. 550,000 671,131
Water, Revenue, 2020 A, 4%, 12/01/42 ................................. 685,000 833,693
Water, Revenue, 2020 A, 4%, 12/01/44 ................................. 1,200,000 1,454,395
City of Marshfield ,
Waterworks & Sewer System, Revenue, 2020 B, AGMC Insured, 5%, 2/01/43 .... 1,305,000 1,558,798
Waterworks & Sewer System, Revenue, 2020 B, AGMC Insured, 5%, 2/01/50 .... 1,585,000 1,852,407
City of Peculiar ,
Water & Sewer, Revenue, 2017, AGMC Insured, 4%, 6/01/39 ................. 1,000,000 1,140,294
Water & Sewer, Revenue, 2017, AGMC Insured, 4%, 6/01/42 ................. 2,405,000 2,745,511
City of Sikeston , Electric System , Revenue , 2012 , Refunding , 5% , 6/01/22 ........
12,570,000 12,864,110
City of Springfield ,
Revenue, 2012, 5%, 4/01/31 ......................................... 1,795,000 1,822,677
Revenue, 2012, 5%, 4/01/32 ......................................... 1,885,000 1,914,001
City of St. Charles ,
COP, 2020 B, Refunding, 3%, 2/01/38 .................................. 2,200,000 2,391,178
COP, 2020 B, Refunding, 3%, 2/01/39 .................................. 1,500,000 1,625,728
City of St. Louis ,
Airport, Revenue, 2005, Refunding, NATL Insured, 5.5%, 7/01/29 .............. 13,070,000 17,161,374
Airport, Revenue, 2017 A, Refunding, AGMC Insured, 5%, 7/01/25 ............. 5,000,000 5,787,481
Airport, Revenue, 2017 C, Refunding, AGMC Insured, 5%, 7/01/42 ............. 3,930,000 4,759,439
Airport, Revenue, 2017 C, Refunding, AGMC Insured, 5%, 7/01/47 ............. 10,670,000 12,915,330
Airport, Revenue, 2017 D, Refunding, AGMC Insured, 5%, 7/01/33 ............. 1,000,000 1,205,322
Airport, Revenue, 2017 D, Refunding, AGMC Insured, 5%, 7/01/34 ............. 1,415,000 1,703,305
Airport, Revenue, 2017 D, Refunding, AGMC Insured, 5%, 7/01/36 ............. 1,125,000 1,350,888
Airport, Revenue, 2017 D, Refunding, AGMC Insured, 5%, 7/01/37 ............. 1,000,000 1,198,381
Airport, Revenue, 2019 A, 5%, 7/01/49 .................................. 2,500,000 3,071,082
Airport, Revenue, 2019 C, Refunding, 5%, 7/01/27 ......................... 1,705,000 2,089,645
Clay County Reorganized School District No. R-1 ,
GO, 2017, 3%, 3/01/34 ............................................. 1,670,000 1,746,208
GO, 2017, 3%, 3/01/35 ............................................. 1,730,000 1,807,483
GO, 2017, 3%, 3/01/36 ............................................. 1,540,000 1,607,325
GO, 2017, 3.125%, 3/01/37 .......................................... 1,855,000 1,941,578
Community College District of Central Southwest Missouri ,
COP, 2021, 3%, 3/01/40 ............................................. 575,000 617,750
COP, 2021, 3%, 3/01/41 ............................................. 400,000 428,875
County of St. Louis , Revenue , 2020 A , Refunding , 2% , 12/01/33 ................
975,000 994,493
Ferguson Reorganized School District No. R-2 ,
GO, 2018, 4%, 5/01/32 ............................................. 1,000,000 1,147,596
GO, 2018, 5%, 5/01/38 ............................................. 2,250,000 2,705,108
Fort Osage School District No. R-1 , GO , 2018 , Refunding , 5.5% , 3/01/38 .........
3,010,000 3,812,223
Greene County Reorganized School District No. R-2 Willard , GO , 2018 , 4% , 3/01/30 .
1,000,000 1,158,707
Hanley Road Corridor Transportation Development District ,
Revenue, 2020, Refunding, 1.625%, 10/01/33 ............................ 800,000 802,179
Revenue, 2020, Refunding, 2%, 10/01/39 ................................ 900,000 909,008
Health & Educational Facilities Authority of the State of Missouri ,
AT Still University of Health Sciences, Revenue, 2014, Pre-Refunded, 5%, 10/01/39 1,250,000 1,358,706
Bethesda Health Group, Inc. Obligated Group, Revenue, 2015, 5%, 8/01/40 ...... 1,650,000 1,798,863
Bethesda Health Group, Inc. Obligated Group, Revenue, 2015, 5%, 8/01/45 ...... 1,300,000 1,404,168
Bethesda Health Group, Inc. Obligated Group, Revenue, 2021, Refunding, 4%,
8/01/30 ........................................................ 300,000 360,177
Bethesda Health Group, Inc. Obligated Group, Revenue, 2021, Refunding, 4%,
8/01/36 ........................................................ 2,075,000 2,460,019

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, (continued)
Bethesda Health Group, Inc. Obligated Group, Revenue, 2021, Refunding, 4%,
8/01/41 ........................................................ $ 2,240,000 $ 2,618,982
BJC Healthcare Obligated Group, Revenue, 2014, 5%, 1/01/44 ............... 8,175,000 8,913,776
BJC Healthcare Obligated Group, Revenue, 2021 A, Refunding, 4%, 7/01/46 ..... 5,000,000 5,907,754
BJC Healthcare Obligated Group, Revenue, 2021 A, Refunding, 3%, 7/01/51 ..... 5,000,000 5,333,540
Capital Region Medical Center, Revenue, 2020, Refunding, 5%, 11/01/35 ........ 1,700,000 2,152,428
Capital Region Medical Center, Revenue, 2020, Refunding, 5%, 11/01/40 ........ 2,000,000 2,499,300
CoxHealth Obligated Group, Revenue, 2013 A, 5%, 11/15/38 ................. 11,680,000 12,654,678
CoxHealth Obligated Group, Revenue, 2013 A, 5%, 11/15/44 ................. 2,760,000 2,987,506
CoxHealth Obligated Group, Revenue, 2015 A, Refunding, 5%, 11/15/39 ........ 17,000,000 19,615,552
CoxHealth Obligated Group, Revenue, 2019 A, 4%, 11/15/44 ................. 5,000,000 5,739,423
Kansas City University of Medicine and Biosciences, Revenue, 2017 A, 5%, 6/01/42 2,800,000 3,360,883
Kansas City University of Medicine and Biosciences, Revenue, 2017 A, 5%, 6/01/47 4,875,000 5,794,341
Lake Regional Health System Obligated Group, Revenue, 2021, Refunding, 3%,
2/15/40 ........................................................ 2,060,000 2,218,773
Lake Regional Health System Obligated Group, Revenue, 2021, Refunding, 3%,
2/15/41 ........................................................ 2,120,000 2,277,459
Lake Regional Health System Obligated Group, Revenue, 2021, Refunding, 3%,
2/15/46 ........................................................ 5,590,000 5,910,202
Lake Regional Health System Obligated Group, Revenue, 2021, Refunding, 4%,
2/15/51 ........................................................ 2,125,000 2,442,886
Lutheran Senior Services Obligated Group, Revenue, 2016 A, 5%, 2/01/46 ....... 4,000,000 4,456,690
Lutheran Senior Services Obligated Group, Revenue, 2016 B, Refunding, 5%,
2/01/46 ........................................................ 11,575,000 12,896,546
Lutheran Senior Services Obligated Group, Revenue, 2019 A, 5%, 2/01/34 ....... 2,000,000 2,224,985
Lutheran Senior Services Obligated Group, Revenue, 2019 A, 5%, 2/01/42 ....... 1,750,000 1,934,422
Lutheran Senior Services Obligated Group, Revenue, 2019 C, Refunding, 4%,
2/01/48 ........................................................ 485,000 542,217
Maryville University of St. Louis, Revenue, 2015, 5%, 6/15/44 ................. 5,000,000 5,539,344
Maryville University of St. Louis, Revenue, 2019 A, 5%, 6/15/45 ............... 4,000,000 4,761,141
Maryville University of St. Louis, Revenue, 2020 A, Refunding, 4%, 6/15/34 ...... 4,345,000 5,023,218
Maryville University of St. Louis, Revenue, 2020 A, Refunding, 4%, 6/15/38 ...... 4,885,000 5,608,113
Mercy Health, Revenue, 2012, 4%, 11/15/42 ............................. 8,000,000 8,227,658
Mercy Health, Revenue, 2014 F, 5%, 11/15/45 ............................ 25,000,000 28,007,507
Mercy Health, Revenue, 2015 B, Refunding, 5%, 2/01/45 .................... 6,870,000 7,655,757
Mercy Health, Revenue, 2017 C, Refunding, 5%, 11/15/47 ................... 12,500,000 15,084,072
Mosaic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 2/15/54 4,000,000 4,518,893
SSM Health Care Obligated Group, Revenue, 2018 A, 5%, 6/01/48 ............ 5,000,000 6,061,259
St. Louis University, Revenue, 2015 A, 5%, 10/01/38 ....................... 10,000,000 11,586,587
St. Louis University, Revenue, 2017 A, 5%, 10/01/47 ....................... 15,000,000 17,864,820
St. Louis University, Revenue, 2019 A, 5%, 10/01/46 ....................... 5,775,000 7,098,088
St. Luke's Health System Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/35 3,950,000 4,618,423
St. Luke's Health System Obligated Group, Revenue, 2018 A, Refunding, 5%,
11/15/43 ....................................................... 2,000,000 2,432,203
St. Luke's Health System Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/50 2,500,000 2,896,872
University of Central Missouri, Revenue, 2013 C-2, 5%, 10/01/34 .............. 5,000,000 5,412,518
Jackson County School District No. R-IV Blue Springs ,
GO, 2018 A, 5.5%, 3/01/36 ........................................... 3,000,000 3,909,182
GO, 2018 A, 5.5%, 3/01/37 ........................................... 2,000,000 2,604,443

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Jefferson City School District , GO , 2018 , 5% , 3/01/38 ........................
$ 6,070,000 $ 7,261,049
Jefferson County Consolidated School District No. 6 , GO , 2021 A , 3% , 3/01/41 .....
1,000,000 1,085,528
Joplin Industrial Development Authority , Freeman Health System Obligated Group ,
Revenue , 2015 , Refunding , 5% , 2/15/35 ................................. 4,000,000 4,380,650
Joplin Schools , GO , 2017 , Refunding , 4% , 3/01/32 ..........................
4,000,000 4,622,265
Kansas City Industrial Development Authority ,
Revenue, 2011 A, Refunding, 5.5%, 9/01/29 .............................. 5,000,000 5,021,421
Revenue, 2011 A, Refunding, 5.5%, 9/01/30 .............................. 12,000,000 12,052,007
Revenue, 2011 A, Refunding, 5%, 9/01/32 ............................... 3,000,000 3,011,918
Airport, Revenue, 2020 A, AGMC Insured, 4%, 3/01/50 ...................... 5,000,000 5,728,061
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/46 ................... 19,425,000 23,561,773
City of Kansas City Airport, Revenue, 2019 B, AGMC Insured, 5%, 3/01/49 ....... 3,000,000 3,634,288
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/54 ................... 10,090,000 12,127,725
City of Kansas City Airport, Revenue, 2020 A, AGMC Insured, 4%, 3/01/57 ....... 5,900,000 6,719,292
City of Kansas City Airport, Revenue, 2020 A, AGMC Insured, 5%, 3/01/57 ....... 100,000 122,166
Liberty Public School District No. 53 , GO , 2018 , 4% , 3/01/37 ...................
4,500,000 5,013,702
Metropolitan St. Louis Sewer District ,
Revenue, 2015 B, Pre-Refunded, 5%, 5/01/45 ............................ 1,610,000 1,853,706
Revenue, 2015 B, Refunding, 5%, 5/01/45 ............................... 3,390,000 3,847,779
Revenue, 2016 C, Refunding, 5%, 5/01/46 ............................... 24,700,000 29,497,108
Revenue, 2017 A, Refunding, 5%, 5/01/42 ............................... 5,000,000 6,004,261
Revenue, 2017 A, Refunding, 5%, 5/01/47 ............................... 10,000,000 11,956,136
Revenue, 2019 B, 5%, 5/01/44 ........................................ 3,500,000 4,399,680
Revenue, 2019 B, 5%, 5/01/49 ........................................ 6,290,000 7,860,772
Revenue, 2020 B, 5%, 5/01/48 ........................................ 2,625,000 3,343,196
Missouri Development Finance Board ,
City of Independence, Revenue, 2012 A, 5%, 6/01/37 ....................... 5,000,000 5,112,037
City of Independence, Revenue, 2021, Refunding, 4%, 3/01/36 ............... 1,140,000 1,319,887
City of Independence, Revenue, 2021, Refunding, 4%, 3/01/37 ............... 500,000 577,064
City of Independence, Revenue, 2021, Refunding, 4%, 3/01/41 ............... 515,000 588,570
City of Independence, Revenue, 2021, Refunding, 3%, 3/01/46 ............... 2,640,000 2,696,422
City of Independence, Revenue, 2021, Refunding, 4%, 3/01/51 ............... 7,945,000 8,921,189
Procter & Gamble Co. (The), Revenue, 1999, 5.2%, 3/15/29 .................. 3,000,000 3,775,189
Missouri Housing Development Commission ,
Revenue, 2018 B, GNMA Insured, 4%, 11/01/38 ........................... 1,000,000 1,087,153
Revenue, 2019 C, GNMA Insured, 3%, 11/01/44 ........................... 3,560,000 3,725,148
Revenue, 2020 C, GNMA Insured, 2.4%, 11/01/45 ......................... 2,195,000 2,229,556
Revenue, 2020 D, GNMA Insured, 2.55%, 11/01/50 ........................ 5,285,000 5,389,573
Revenue, 2021 A, GNMA Insured, 2.4%, 11/01/51 ......................... 2,780,000 2,748,893
Revenue, 2021 B, GNMA Insured, 2.2%, 11/01/46 ......................... 3,750,000 3,653,687
Revenue, 2021 B, GNMA Insured, 2.3%, 11/01/51 ......................... 5,100,000 4,988,376
Revenue, 2021 C, GNMA Insured, 2.55%, 11/01/46 ........................ 4,840,000 4,891,474
Revenue, 2021 C, GNMA Insured, 2.625%, 11/01/51 ....................... 2,500,000 2,518,227
Missouri Joint Municipal Electric Utility Commission ,
Revenue, 2014 A, Refunding, 5%, 1/01/31 ............................... 2,000,000 2,187,514
Revenue, 2014 A, Refunding, 5%, 1/01/32 ............................... 1,500,000 1,640,230
Revenue, 2014 A, Refunding, 5%, 1/01/32 ............................... 10,000,000 11,272,603
Revenue, 2014 A, Refunding, 5%, 1/01/33 ............................... 7,500,000 8,457,689
Revenue, 2014 A, Refunding, 5%, 1/01/34 ............................... 2,000,000 2,186,119
Revenue, 2015 A, Refunding, 5%, 12/01/30 .............................. 4,000,000 4,607,794
Revenue, 2015 A, Refunding, 5%, 12/01/31 .............................. 6,000,000 6,908,594
Revenue, 2015 A, Refunding, 5%, 12/01/35 .............................. 7,335,000 8,433,172
Revenue, 2016 A, Refunding, 5%, 12/01/40 .............................. 27,950,000 32,953,218
Revenue, 2018, 5%, 12/01/43 ........................................ 2,000,000 2,388,266

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Missouri State Environmental Improvement & Energy Resources Authority , Jefferson
County Water Authority , Revenue , 2021 A , 4% , 7/01/41 ..................... $ 1,250,000 $ 1,432,813
Monarch-Chesterfield Levee District , Special Tax , 2015 , Refunding , 5% , 3/01/40 ....
4,395,000 4,802,464
Move Rolla Transportation Development District , Revenue , 2017 , 4.75% , 6/01/47 ...
5,000,000 5,378,305
Normandy Schools Collaborative ,
GO, 2021 B, 2%, 3/01/40 ............................................ 2,050,000 2,041,605
GO, 2021 B, 2%, 3/01/41 ............................................ 1,700,000 1,681,785
Pattonville R-3 School District ,
GO, 2018 A, 5%, 3/01/37 ............................................ 2,750,000 3,219,692
GO, 2018 A, 5%, 3/01/38 ............................................ 1,000,000 1,169,234
Platte County Reorganized School District No. R-3 ,
GO, 2021, 5.25%, 3/01/37 ........................................... 2,435,000 3,298,858
GO, 2021, 5.25%, 3/01/38 ........................................... 4,690,000 6,346,572
Raytown C-2 School District ,
GO, 2019 A, 5%, 3/01/38 ............................................ 2,500,000 3,136,376
GO, 2019 A, 5%, 3/01/39 ............................................ 2,250,000 2,816,202
Riverside- Quindaro Bend Levee District of Platte County ,
Special Assessment, 2017, Refunding, 5%, 3/01/26 ........................ 1,000,000 1,139,389
Special Assessment, 2017, Refunding, 5%, 3/01/29 ........................ 2,585,000 2,960,284
Southeast Missouri State University ,
Revenue, 2020, Refunding, 4%, 4/01/40 ................................. 5,075,000 5,784,624
Revenue, 2020, Refunding, 4%, 4/01/43 ................................. 2,580,000 2,921,905
Springfield School District No. R-12 ,
GO, 2013, Refunding, 5%, 3/01/33 ..................................... 1,000,000 1,058,841
GO, 2019, 5%, 3/01/37 ............................................. 24,250,000 30,564,843
St. Charles County School District No. R-IV Wentzville , GO , 2018 , Refunding , 4% ,
3/01/38 ......................................................... 15,400,000 17,724,367
St. Charles School District , GO , 2017 , 4% , 3/01/36 ..........................
2,000,000 2,250,442
St. Louis County Industrial Development Authority ,
Friendship Village of West County, Revenue, 2012, Pre-Refunded, 5%, 9/01/42 ... 3,165,000 3,278,864
Friendship Village St. Louis Obligated Group, Revenue, 2013 A, 5.875%, 9/01/43 .. 7,000,000 7,458,227
Friendship Village St. Louis Obligated Group, Revenue, 2017, Refunding, 5%,
9/01/48 ........................................................ 7,095,000 7,966,078
St. Louis Land Clearance for Redevelopment Authority ,
Revenue, 2021, 2.125%, 7/15/37 ...................................... 3,525,000 3,540,996
Revenue, 2021, 2.125%, 7/15/39 ...................................... 3,680,000 3,680,308
Revenue, 2021, 2.25%, 7/15/41 ....................................... 3,845,000 3,868,972
Revenue, 2021 A, Refunding, 2.125%, 4/01/39 ............................ 7,000,000 6,871,036
St. Louis Municipal Finance Corp. , City of St. Louis , Revenue , 2020 , AGMC Insured ,
5% , 10/01/45 ..................................................... 5,000,000 6,227,404
St. Louis Municipal Library District ,
COP, 2020, Refunding, BAM Insured, 4%, 3/15/44 ......................... 1,450,000 1,660,236
COP, 2020, Refunding, BAM Insured, 4%, 3/15/48 ......................... 4,800,000 5,465,517
Washington Industrial Development Authority , Revenue , 2021 , Refunding , 2.5% ,
11/01/29 ........................................................ 550,000 551,006
Washington School District , GO , 2019 , 4% , 3/01/39 ..........................
1,500,000 1,727,476
939,750,660
New Jersey 0.2%
New Jersey Economic Development Authority ,
Revenue, 2021 QQQ, 4%, 6/15/40 ..................................... 400,000 463,193
Revenue, 2021 QQQ, 4%, 6/15/41 ..................................... 500,000 576,995

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Transportation Trust Fund Authority , Revenue , 2021 A , Refunding , 4% ,
6/15/34 ......................................................... $ 500,000 $ 590,676
1,630,864
New York 0.1%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/46 ..........
1,000,000 1,144,921
Texas 0.1%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 2.5%,
9/01/41 ........................................................ 525,000 493,761
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/44 700,000 712,136
1,205,897
Wisconsin 0.6%
a
Public Finance Authority , Affordable Housing Preservation Corp. Obligated Group ,
Revenue , 144A, 2021 , 5.25% , 12/01/22 ................................. 6,600,000 6,600,000
U.S. Territories 3.5%
Guam 1.3%
Guam Government Waterworks Authority , Revenue , 2020 A , 5% , 1/01/50 .........
5,790,000 7,096,951
Guam Power Authority , Revenue , 2012 A , Refunding , AGMC Insured , 5% , 10/01/25 .
5,420,000 5,619,873
12,716,824
Puerto Rico 2.2%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,750,000 1,897,819
b
Revenue, WW-RSA-1, 5.5%, 7/01/38 ................................... 4,690,000 4,643,100
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 500,000 539,737
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/33 ................... 1,000,000 1,092,594
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/36 ................... 6,200,000 6,693,305
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,765,000 1,917,789
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 5,205,000 5,675,537
22,459,881
Total U.S. Territories .................................................................... 35,176,705
Total Municipal Bonds (Cost $939,200,444) .....................................
1,003,283,771
a a a a

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Missouri Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 200 .
Short Term Investments 0.4%
a a
Principal
Amount
a
Value
Municipal Bonds 0.4%
Missouri 0.4%
c
Health & Educational Facilities Authority of the State of Missouri , Washington University
(The) , Revenue , 2000 B , SPA JPMorgan Chase Bank NA , Daily VRDN and Put ,
0.04% , 3/01/40 ................................................... $ 4,400,000 $ 4,400,000
Total Municipal Bonds (Cost $4,400,000) .......................................
4,400,000
Total Short Term Investments (Cost $4,400,000 ) .................................
4,400,000
a
Total Investments (Cost $943,600,444) 98.5% ...................................
$1,007,683,771
Other Assets, less Liabilities 1.5% .............................................
15,133,065
Net Assets 100.0% ...........................................................
$1,022,816,836
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2021, the value of this security was $6,600,000, representing 0.6% of net assets.
b
Defaulted security or security for which income has been deemed uncollectible.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2021
Franklin Municipal Green Bond Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 90.6%
Arizona 3.0%
Arizona State University , Revenue , 2016 B , 5% , 7/01/42 ......................
$ 150,000 $ 177,601
City of Phoenix Civic Improvement Corp. , Water System , Revenue, Junior Lien , 2020
B , 5% , 7/01/44 .................................................... 100,000 128,402
306,003
Arkansas 1.1%
Central Arkansas Water , Revenue , 2020 C , Refunding , 4% , 10/01/33 .............
100,000 115,403
California 20.2%
a
California Community Choice Financing Authority , Revenue , 2021 B-1 , Mandatory Put ,
4% , 8/01/31 ...................................................... 150,000 181,786
California Housing Finance Agency , Lakeside Drive Senior Housing LP , Revenue , 2019
N , FNMA Insured , 2.35% , 12/01/35 .................................... 96,969 100,000
California Infrastructure & Economic Development Bank ,
a
California Academy of Sciences, Revenue, 2018 B, Refunding, Mandatory Put, 0.4%,
8/01/24 ........................................................ 100,000 100,346
California Science Center Foundation, Revenue, 2021 B, 4%, 5/01/46 .......... 100,000 117,839
California State Teachers' Retirement System, Revenue, 2019, 5%, 8/01/49 ...... 180,000 222,994
b
California Public Finance Authority , Kendal at Sonoma Obligated Group , Revenue ,
144A, 2021 B-3 , Refunding , 2.125% , 11/15/27 ............................ 50,000 50,462
City of Foster City , GO , 2020 , 4% , 8/01/32 .................................
100,000 116,032
City of San Francisco , Public Utilities Commission Water , Revenue , 2020 A ,
4% , 11/01/50 ..................................................... 100,000 119,405
Los Angeles County Metropolitan Transportation Authority , Revenue , 2019 A , 5% ,
7/01/44 ......................................................... 150,000 187,088
Port of Los Angeles , Revenue , 2019 C-1 , Refunding , 5% , 8/01/25 ...............
60,000 69,146
Sacramento Municipal Utility District , Revenue , 2020 H , 5% , 8/15/30 .............
100,000 133,054
San Francisco Bay Area Rapid Transit District , GO , 2019 F-1 , 3% , 8/01/36 ........
150,000 166,434
Southern California Public Power Authority , Revenue , 2020 A , Refunding , 4% , 7/01/38
150,000 179,194
Three Rivers Levee Improvement Authority , Special Tax , 2021 A , Refunding , 4% ,
9/01/32 ......................................................... 100,000 115,484
Transbay Joint Powers Authority , Transbay Redevelopment Project Tax Increment Re-
Development Project , Tax Allocation, Senior Lien , 2020 A , 5% , 10/01/34 ......... 150,000 192,454
2,051,718
Colorado 3.6%
Board of Water Commissioners City & County of Denver (The) , Revenue , 2017 A , 5% ,
9/15/47 ......................................................... 150,000 181,660
University of Colorado , Revenue , 2021 A , Refunding , 5% , 6/01/27 ...............
150,000 184,531
366,191
Connecticut 1.2%
Connecticut State Health & Educational Facilities Authority , Wesleyan University ,
Revenue , I , 4% , 7/01/31 ............................................. 100,000 125,184
Florida 3.7%
Babcock Ranch Community Independent Special District , Assessment Area 3A , Special
Assessment , 2020 , 2.5% , 5/01/25 ..................................... 85,000 86,212
City of Tampa , Special Assessment , 2018 , 5% , 5/01/36 .......................
135,000 167,308
County of Palm Beach , Water & Sewer , Revenue , 2019 , Refunding , 4% , 10/01/31 ...
100,000 121,372
374,892
Georgia 1.2%
Private Colleges & Universities Authority , Emory University , Revenue , 2019 B ,
Refunding , 5% , 9/01/48 ............................................. 100,000 125,399

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Municipal Green Bond Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois 2.1%
Illinois Finance Authority , State of Illinois Water Revolving Fund - Clean Water Program ,
Revenue , 2020 , 4% , 7/01/37 ......................................... $ 100,000 $ 121,124
Village of Villa Park , Garden Station Redevelopment Area , Tax Allocation , 2021 , Zero
Cpn ., 12/31/38 .................................................... 100,000 86,038
207,162
Louisiana 1.1%
Terrebonne Levee & Conservation District , Revenue , 2020 B , Refunding , 4% , 6/01/40
100,000 114,240
Maine 2.8%
City of Portland , General Airport , Revenue , 2019 , Refunding , 4% , 1/01/35 .........
245,000 284,039
Maryland 1.1%
Washington Suburban Sanitary Commission , Revenue, Second Series , 2019 B , 3% ,
6/01/35 ......................................................... 100,000 111,324
Massachusetts 1.0%
Massachusetts Housing Finance Agency , Revenue , 2019 C-1 , 2.65% , 12/01/34 .....
100,000 105,061
Michigan 1.1%
a
Michigan Strategic Fund , Graphic Packaging International LLC , Revenue , 2021 ,
Mandatory Put , 4% , 10/01/26 ......................................... 100,000 111,753
Minnesota 1.1%
City of Minneapolis , GO , 2019 , 3% , 12/01/40 ...............................
100,000 108,215
Mississippi 1.0%
b
Mississippi Development Bank , County of Jackson , Revenue , 144A, 2021 , 3.625% ,
11/01/36 ........................................................ 100,000 99,598
New Jersey 4.4%
New Jersey Educational Facilities Authority , Stevens Institute of Technology , Revenue ,
2020 A , 5% , 7/01/32 ................................................ 225,000 286,057
Newark Board of Education , GO , 2021 , Refunding , BAM Insured , 5% , 7/15/30 ......
120,000 155,585
441,642
New Mexico 1.2%
City of Santa Fe , Wastewater Utility System , Revenue , 2019 , BAM Insured , 5% ,
6/01/29 ......................................................... 100,000 125,295
New York 14.0%
Battery Park City Authority , Revenue, Senior Lien , 2019 A , 5% , 11/01/49 ..........
100,000 127,421
Metropolitan Transportation Authority ,
Revenue, 2017 B, Refunding, 5%, 11/15/24 .............................. 150,000 169,143
Revenue, 2017 B, Refunding, 5%, 11/15/28 .............................. 110,000 136,275
Revenue, 2020 A-1, AGMC Insured, 4%, 11/15/41 ......................... 100,000 117,710
Dedicated Tax Fund, Revenue, 2017 B-2, Refunding, 4%, 11/15/32 ............ 160,000 184,207
New York Liberty Development Corp. , Revenue , 2021 A , Refunding , 2.5% , 11/15/36 .
100,000 102,919
New York State Dormitory Authority , Cornell University , Revenue , 2019 D , 5% , 7/01/35
100,000 145,384
New York State Housing Finance Agency ,
Revenue, 2019 N, FNMA Insured, 2.6%, 11/01/34 ......................... 100,000 104,377
Revenue, 2019 P, 2%, 5/01/28 ........................................ 100,000 104,244
Trust for Cultural Resources of The City of New York (The) , Whitney Museum of
American Art , Revenue , 2021 , Refunding , 5% , 7/01/31 ...................... 170,000 229,244
1,420,924

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Municipal Green Bond Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Dakota 1.0%
b
County of Grand Forks , Red River Biorefinery LLC , Revenue , 144A, 2021 A , 7% ,
12/15/43 ........................................................ $ 100,000 $ 101,008
Ohio 3.0%
American Municipal Power, Inc. , Revenue , 2020 A , Refunding , 5% , 2/15/29 ........
100,000 126,609
State of Ohio ,
GO, 2019 A, 4%, 3/01/30 ............................................ 100,000 123,364
GO, 2020 B, 4%, 3/01/24 ............................................ 50,000 54,099
304,072
Oregon 1.9%
Port of Portland , Airport , Revenue , Twenty-Seven A , 5% , 7/01/36 ................
150,000 189,881
Pennsylvania 2.6%
School District of Philadelphia (The) ,
GO, 2019 B, 5%, 9/01/29 ............................................ 100,000 127,009
GO, 2021 B, 5%, 9/01/31 ............................................ 100,000 131,674
258,683
Rhode Island 2.2%
Rhode Island Housing and Mortgage Finance Corp. , Revenue , 2019 1-B , FHA Insured ,
2.75% , 10/01/34 ................................................... 150,000 159,530
Rhode Island Infrastructure Bank , City of East Providence , Revenue , 2020 A , 4% ,
10/01/27 ........................................................ 50,000 58,587
218,117
Utah 2.0%
City of Spanish Fork City , Sewer , Revenue , 2020 , BAM Insured , 5% , 9/01/26 .......
170,000 203,994
Vermont 2.3%
Vermont Educational & Health Buildings Financing Agency , University of Vermont
Health Network Obligated Group , Revenue , 2016 B , 5% , 12/01/38 ............. 195,000 227,901
Virginia 1.8%
City of Hampton ,
GO, 2020 A, 5%, 9/01/27 ............................................ 50,000 61,731
GO, 2020 A, 4%, 9/01/31 ............................................ 100,000 124,351
186,082
Washington 3.2%
Central Puget Sound Regional Transit Authority ,
Sales & Rental Car Taxes, Revenue, 2015 S-1, Pre-Refunded, 5%, 11/01/27 ..... 50,000 58,851
Sales & Rental Car Taxes, Revenue, 2015 S-1, Pre-Refunded, 5%, 11/01/32 ..... 100,000 117,703
FYI Properties , State of Washington Consolidated Technology Services , Revenue ,
2019 , Refunding , 5% , 6/01/24 ........................................ 135,000 149,323
325,877
Wisconsin 3.8%
Milwaukee Metropolitan Sewerage District , GO , 2020 A , 3% , 10/01/35 ............
100,000 112,148
Public Finance Authority , RED River Valley Alliance LLC , Revenue , 2021 , 4% , 9/30/51
250,000 275,835
387,983

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Municipal Green Bond Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 200 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 1.9%
District of Columbia 1.9%
District of Columbia , Water & Sewer Authority , Revenue, Sub. Lien , 2019 A ,
5% , 10/01/44 ..................................................... $ 150,000 $ 190,484
Total Municipal Bonds (Cost $8,933,186) .......................................
9,188,125
a a a a
a
Total Investments (Cost $8,933,186) 90.6% .....................................
$9,188,125
Other Assets, less Liabilities 9.4% .............................................
953,409
Net Assets 100.0% ...........................................................
$10,141,534
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2021, the aggregate value of these securities was $251,068, representing 2.5% of net assets.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2021
Franklin New Jersey Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.8%
Delaware 2.6%
Delaware River & Bay Authority ,
Revenue, 2012 A, Refunding, 5%, 1/01/42 ............................... $ 6,000,000 $ 6,266,926
Revenue, 2019, Refunding, 4%, 1/01/44 ................................. 13,500,000 15,635,889
21,902,815
Florida 0.5%
Capital Trust Agency, Inc. , Revenue , 2021 A-1 , 3.75% , 12/01/36 ................
4,536,000 4,546,342
New Jersey 79.5%
Atlantic County Improvement Authority (The) , Stockton University , Revenue , 2021 A ,
AGMC Insured , 4% , 7/01/47 .......................................... 1,000,000 1,182,030
Bergen County Improvement Authority (The) ,
Borough of Ridgefield, Revenue, 2020, 4%, 10/15/42 ....................... 5,205,000 6,300,432
County of Bergen, Revenue, 2019, 4%, 10/15/37 .......................... 3,600,000 4,315,095
County of Bergen, Revenue, 2019, 4%, 10/15/38 .......................... 3,745,000 4,481,389
County of Bergen, Revenue, 2019, 4%, 10/15/39 .......................... 3,000,000 3,583,223
County of Hudson , Hudson County Improvement Authority , Revenue , 2016 , 5% ,
5/01/46 ......................................................... 6,000,000 6,971,338
County of Middlesex , COP , 1998 , NATL Insured , Zero Cpn ., 6/15/24 .............
1,000,000 983,187
Cumberland County Improvement Authority (The) ,
Revenue, 2014, Pre-Refunded, AGMC Insured, 5%, 9/01/39 ................. 2,000,000 2,254,790
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/36 ............ 955,000 1,161,425
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/37 ............ 1,000,000 1,214,161
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/38 ............ 1,020,000 1,236,821
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/39 ............ 1,070,000 1,295,560
County of Cumberland, Revenue, 2019, BAM Insured, 5%, 1/15/44 ............ 5,725,000 6,879,237
Essex County Improvement Authority ,
Friends of TEAM Academy Charter School Obligated Group, Revenue, 2021, 4%,
6/15/38 ........................................................ 1,645,000 1,903,520
Friends of TEAM Academy Charter School Obligated Group, Revenue, 2021, 4%,
6/15/51 ........................................................ 2,700,000 3,053,225
Friends of TEAM Academy Charter School Obligated Group, Revenue, 2021, 4%,
6/15/56 ........................................................ 4,925,000 5,546,996
Gloucester County Improvement Authority (The) ,
Rowan University, Revenue, 2015 C, AGMC Insured, 4%, 7/01/42 ............. 2,500,000 2,746,323
Rowan University, Revenue, 2015 C, 5%, 7/01/44 ......................... 3,500,000 3,970,628
Rowan University, Revenue, 2019, 4%, 7/01/37 ........................... 750,000 877,858
Rowan University, Revenue, 2019, 4%, 7/01/38 ........................... 700,000 818,012
Rowan University, Revenue, 2019, 4%, 7/01/39 ........................... 600,000 699,896
Rowan University, Revenue, 2019, 5%, 7/01/44 ........................... 4,925,000 6,109,807
Rowan University, Revenue, 2019, 4%, 7/01/48 ........................... 5,250,000 6,015,717
Hudson County Improvement Authority ,
Revenue, 2019, Refunding, 4%, 1/01/40 ................................. 1,000,000 1,170,493
County of Hudson, Revenue, 2020, 4%, 10/01/46 .......................... 5,000,000 5,922,734
County of Hudson, Revenue, 2020, 4%, 10/01/51 .......................... 5,000,000 5,892,963
Mercer County Improvement Authority (The) ,
County of Mercer, Revenue, 2019, Refunding, 4%, 4/01/31 ................... 1,545,000 1,845,617
County of Mercer, Revenue, 2019, Refunding, 4%, 4/01/33 ................... 1,500,000 1,778,713
Monmouth County Improvement Authority (The) ,
Revenue, 2019 A, 4%, 8/01/32 ........................................ 300,000 364,642
Revenue, 2019 A, 4%, 8/01/33 ........................................ 350,000 424,733
Revenue, 2019 A, 4%, 8/01/34 ........................................ 525,000 635,948
Revenue, 2019 A, 4%, 8/01/35 ........................................ 525,000 634,183
Revenue, 2019 A, 4%, 8/01/36 ........................................ 500,000 602,931
Revenue, 2019 A, 4%, 8/01/37 ........................................ 275,000 330,934

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
Monmouth County Improvement Authority (The), (continued)
Revenue, 2019 A, 4%, 8/01/38 ........................................ $ 225,000 $ 270,139
Revenue, 2019 A, 4%, 8/01/39 ........................................ 400,000 479,374
Revenue, 2019 B, 4%, 12/01/34 ....................................... 750,000 914,478
Revenue, 2019 B, 4%, 12/01/36 ....................................... 750,000 910,810
Revenue, 2019 B, 4%, 12/01/37 ....................................... 500,000 605,918
Revenue, 2019 B, 4%, 12/01/38 ....................................... 750,000 906,698
Revenue, 2019 B, 4%, 12/01/39 ....................................... 600,000 723,989
New Brunswick Parking Authority , Revenue , 2016 A , Refunding , BAM Insured , 5% ,
9/01/39 ......................................................... 5,000,000 5,897,217
New Jersey Economic Development Authority ,
Revenue, 2021 QQQ, 4%, 6/15/39 ..................................... 2,500,000 2,901,175
Revenue, 2021 QQQ, 4%, 6/15/46 ..................................... 1,250,000 1,424,780
Revenue, 2021 QQQ, 4%, 6/15/50 ..................................... 1,250,000 1,419,277
Lutheran Social Ministries at Crane's Mill, Inc., Revenue, 2018, Refunding, 5%,
1/01/34 ........................................................ 1,500,000 1,715,034
Lutheran Social Ministries at Crane's Mill, Inc., Revenue, 2018, Refunding, 5%,
1/01/39 ........................................................ 1,250,000 1,421,217
Lutheran Social Ministries at Crane's Mill, Inc., Revenue, 2018, Refunding, 5%,
1/01/49 ........................................................ 3,000,000 3,383,067
Middlesex Water Co., Revenue, 2019, 4%, 8/01/59 ........................ 6,200,000 6,843,454
Middlesex Water Co., Revenue, 2019, 5%, 8/01/59 ........................ 3,750,000 4,485,834
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/32 .......... 640,000 712,003
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/37 .......... 600,000 661,496
Provident Group-Kean Properties LLC, Revenue, 2017 A, 5%, 7/01/47 .......... 1,500,000 1,633,717
Provident Group-Montclair Properties LLC, Revenue, 2017, Refunding, AGMC
Insured, 5%, 6/01/42 .............................................. 6,000,000 7,135,086
Provident Group-Rowan Properties LLC, Revenue, A, 5%, 1/01/48 ............. 7,000,000 7,237,694
Rutgers The State University of New Jersey, Revenue, 2013, Pre-Refunded, 5%,
6/15/38 ........................................................ 5,000,000 5,361,864
Rutgers The State University of New Jersey, Revenue, 2013, Pre-Refunded, 5%,
6/15/46 ........................................................ 7,500,000 8,042,795
State of New Jersey Cigarette Tax, Revenue, 2012, Refunding, AGMC Insured, 5%,
6/15/22 ........................................................ 10,000,000 10,257,053
State of New Jersey Cigarette Tax, Revenue, 2012, Refunding, 5%, 6/15/28 ...... 3,000,000 3,070,528
State of New Jersey Cigarette Tax, Revenue, 2012, Refunding, 5%, 6/15/29 ...... 1,000,000 1,023,308
State of New Jersey Department of the Treasury, Revenue, 2005 N-1, Refunding,
NATL Insured, 5.5%, 9/01/27 ........................................ 8,660,000 10,852,610
State of New Jersey Department of the Treasury, Revenue, 2015 WW, 5%, 6/15/37 4,760,000 5,426,803
New Jersey Educational Facilities Authority ,
Kean University, Revenue, 2015 H, Refunding, AGMC Insured, 5%, 7/01/34 ...... 2,205,000 2,518,395
Kean University, Revenue, 2015 H, Refunding, AGMC Insured, 5%, 7/01/35 ...... 5,000,000 5,710,234
Kean University, Revenue, 2017 D, Refunding, BAM Insured, 4%, 9/01/38 ....... 1,150,000 1,298,461
Montclair State University, Inc., Revenue, 2014 A, 5%, 7/01/39 ................ 5,000,000 5,507,686
Montclair State University, Inc., Revenue, 2014 A, 5%, 7/01/44 ................ 16,380,000 18,047,002
Montclair State University, Inc., Revenue, 2015 D, Refunding, 5%, 7/01/35 ....... 2,245,000 2,563,895
Montclair State University, Inc., Revenue, 2015 D, Refunding, 5%, 7/01/36 ....... 1,210,000 1,380,622
Montclair State University, Inc., Revenue, 2016 B, Refunding, 5%, 7/01/34 ....... 1,325,000 1,553,733
Ramapo College of New Jersey, Revenue, 2012 B, Refunding, 5%, 7/01/37 ...... 1,000,000 1,024,315
Ramapo College of New Jersey, Revenue, 2012 B, Refunding, 5%, 7/01/42 ...... 1,000,000 1,024,442
Ramapo College of New Jersey, Revenue, 2017 A, Refunding, AGMC Insured, 5%,
7/01/35 ........................................................ 3,955,000 4,757,945
Seton Hall University, Revenue, 2015 C, Refunding, 5%, 7/01/34 .............. 400,000 444,735
Seton Hall University, Revenue, 2015 C, Refunding, 5%, 7/01/37 .............. 1,300,000 1,441,574
Seton Hall University, Revenue, 2017 D, Refunding, 5%, 7/01/42 .............. 3,945,000 4,571,168
Seton Hall University, Revenue, 2020 C, AGMC Insured, 3.25%, 7/01/49 ........ 1,150,000 1,226,594
Seton Hall University, Revenue, 2020 C, AGMC Insured, 4%, 7/01/50 ........... 1,850,000 2,112,175

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Educational Facilities Authority, (continued)
Stevens Institute of Technology, Revenue, 1998-1, ETM, 5%, 7/01/28 ........... $ 540,000 $ 624,351
Stevens Institute of Technology, Revenue, 2017 A, Refunding, 5%, 7/01/36 ...... 1,600,000 1,892,840
Stevens Institute of Technology, Revenue, 2017 A, Refunding, 5%, 7/01/42 ...... 9,310,000 10,911,225
Stevens Institute of Technology, Revenue, 2017 A, Refunding, 5%, 7/01/47 ...... 4,085,000 4,756,797
Stevens Institute of Technology, Revenue, 2020 A, 5%, 7/01/45 ............... 4,000,000 4,942,193
Stevens Institute of Technology, Revenue, 2020 A, 4%, 7/01/50 ............... 11,640,000 13,309,161
Trustees of Princeton University (The), Revenue, 2014 A, 5%, 7/01/44 .......... 15,000,000 16,685,310
New Jersey Health Care Facilities Financing Authority ,
AHS Hospital Corp., Revenue, 2008 A, 5%, 7/01/27 ........................ 220,000 220,885
AHS Hospital Corp., Revenue, 2016, Refunding, 4%, 7/01/41 ................. 10,000,000 11,266,657
AtlantiCare Health System Obligated Group, Revenue, 2021, 4%, 7/01/37 ....... 750,000 909,834
AtlantiCare Health System Obligated Group, Revenue, 2021, 3%, 7/01/46 ....... 1,000,000 1,067,282
Hackensack Meridian Health Obligated Group, Revenue, 2011, Refunding, 5%,
7/01/27 ........................................................ 2,500,000 2,568,952
Hackensack Meridian Health Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/37 ........................................................ 3,000,000 3,634,726
Hackensack Meridian Health Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/38 ........................................................ 3,000,000 3,630,330
Hackensack Meridian Health Obligated Group, Revenue, 2017 A, Refunding, 5%,
7/01/39 ........................................................ 5,000,000 6,045,425
Hunterdon Medical Center Obligated Group, Revenue, 2014 A, Pre-Refunded, 5%,
7/01/45 ........................................................ 2,650,000 2,964,584
Inspira Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/46 ...... 18,500,000 21,714,240
Inspira Health Obligated Group, Revenue, 2017 A, 5%, 7/01/42 ............... 8,000,000 9,640,302
Inspira Health Obligated Group, Revenue, 2017 A, 4%, 7/01/47 ............... 8,700,000 9,696,360
RWJ Barnabas Health Obligated Group, Revenue, 2013 A, 5.5%, 7/01/43 ....... 4,000,000 4,308,274
RWJ Barnabas Health Obligated Group, Revenue, 2014 A, 5%, 7/01/43 ......... 3,650,000 4,067,280
RWJ Barnabas Health Obligated Group, Revenue, 2014 A, Refunding, 5%, 7/01/44 15,530,000 17,241,856
RWJ Barnabas Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 7/01/43 10,000,000 11,786,463
St. Luke's Hospital Obligated Group, Revenue, 2013, Refunding, 5%, 8/15/31 .... 2,935,000 3,138,594
St. Luke's Hospital Obligated Group, Revenue, 2013, Refunding, 5%, 8/15/34 .... 1,500,000 1,604,052
St. Peter's University Hospital Obligated Group, Revenue, 2011, Refunding, 6%,
7/01/26 ........................................................ 1,000,000 1,003,268
St. Peter's University Hospital Obligated Group, Revenue, 2011, Refunding, 6.25%,
7/01/35 ........................................................ 3,400,000 3,411,549
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/35 ........... 1,000,000 1,179,678
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/36 ........... 1,750,000 2,060,687
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/38 ........... 2,000,000 2,346,521
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/39 ........... 2,200,000 2,576,540
Valley Health System Obligated Group, Revenue, 2019, 4%, 7/01/44 ........... 11,000,000 12,719,983
New Jersey Higher Education Student Assistance Authority ,
Revenue, 2011-1, 5.875%, 12/01/33 .................................... 2,140,000 2,142,501
Revenue, 2019 B, Refunding, 3.25%, 12/01/39 ............................ 10,000,000 10,591,179
Revenue, 2020 C, Refunding, 4.25%, 12/01/50 ........................... 1,750,000 1,841,071
Revenue, 2021 B, Refunding, 5%, 12/01/28 .............................. 1,450,000 1,794,844
Revenue, 2021 B, Refunding, 5%, 12/01/29 .............................. 1,415,000 1,777,455
Revenue, Senior Lien, 2020 A, Refunding, 3.5%, 12/01/39 ................... 7,000,000 7,433,625
New Jersey Housing & Mortgage Finance Agency ,
Revenue, 2018 A, Refunding, 3.95%, 11/01/43 ............................ 1,100,000 1,209,614
Revenue, 2019 A, Refunding, 3%, 11/01/44 .............................. 510,000 538,202
Revenue, 2019 C, Refunding, 3.95%, 10/01/44 ........................... 3,955,000 4,304,394
Revenue, 2020 E, Refunding, 2.05%, 10/01/35 ............................ 4,445,000 4,478,440
Revenue, 2020 E, Refunding, 2.25%, 10/01/40 ............................ 8,895,000 9,005,158
Revenue, 2020 E, Refunding, 2.4%, 10/01/45 ............................. 3,555,000 3,598,296
Revenue, 2020 E, Refunding, 2.45%, 10/01/50 ............................ 2,665,000 2,693,588

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Institute of Technology ,
Revenue, 2012 A, Pre-Refunded, 5%, 7/01/42 ............................ $ 2,140,000 $ 2,199,227
Revenue, 2015 A, 5%, 7/01/45 ........................................ 6,000,000 6,844,553
New Jersey Transportation Trust Fund Authority ,
Revenue, 2006 C, AGMC Insured, Zero Cpn ., 12/15/33 ..................... 10,000,000 7,938,832
Revenue, 2009 A, Zero Cpn ., 12/15/32 .................................. 10,000,000 8,006,726
Revenue, 2010 A, Zero Cpn ., 12/15/29 .................................. 5,000,000 4,339,426
Revenue, 2013 AA, 5.25%, 6/15/31 .................................... 10,000,000 10,706,615
Revenue, 2019 BB, 4%, 6/15/44 ....................................... 6,000,000 6,729,422
Revenue, 2020 AA, 4%, 6/15/45 ....................................... 9,700,000 11,071,100
Revenue, 2021 A, Refunding, 4%, 6/15/35 ............................... 2,000,000 2,355,731
Revenue, 2021 A, Refunding, 4%, 6/15/36 ............................... 2,000,000 2,349,433
New Jersey Turnpike Authority ,
Revenue, 2017 A, 5%, 1/01/34 ........................................ 6,505,000 7,827,191
Revenue, 2017 A, 5%, 1/01/35 ........................................ 3,495,000 4,199,972
Revenue, 2017 B, Refunding, 5%, 1/01/40 ............................... 15,245,000 18,695,460
Revenue, 2017 G, Refunding, 4%, 1/01/43 ............................... 5,000,000 5,721,765
Revenue, 2019 A, 5%, 1/01/48 ........................................ 15,500,000 19,057,554
Revenue, 2021 A, 4%, 1/01/51 ........................................ 3,000,000 3,530,532
Newark Board of Education ,
GO, 2021, Refunding, BAM Insured, 3%, 7/15/39 .......................... 700,000 754,991
GO, 2021, Refunding, BAM Insured, 3%, 7/15/40 .......................... 750,000 807,361
GO, 2021, Refunding, BAM Insured, 3%, 7/15/41 .......................... 750,000 805,277
GO, 2021, Refunding, BAM Insured, 3%, 7/15/42 .......................... 700,000 749,479
Newark Housing Authority Scholarship Foundation A New Jersey Non Profit Corp.
(The) , Port Authority of New York & New Jersey , Revenue , 2017 , Refunding , 4% ,
1/01/37 ......................................................... 20,745,000 23,107,887
North Hudson Sewerage Authority , COP, Senior Lien , 2012 A , Pre-Refunded , 5% ,
6/01/42 ......................................................... 1,005,000 1,029,230
Somerset County Improvement Authority , Revenue , 2020 , Refunding , 4% , 9/01/50 ..
10,115,000 12,007,354
South Jersey Transportation Authority , Revenue , 2020 A , 5% , 11/01/45 ...........
5,750,000 7,110,167
State of New Jersey ,
GO, 2020 A, 4%, 6/01/31 ............................................ 2,300,000 2,831,313
GO, 2020 A, 3%, 6/01/32 ............................................ 3,400,000 3,875,902
GO, 2020 A, 4%, 6/01/32 ............................................ 2,200,000 2,737,172
666,829,193
New York 5.8%
Port Authority of New York & New Jersey ,
Revenue, 179, 5%, 12/01/38 ......................................... 15,000,000 16,344,676
Revenue, 2014, 4%, 9/01/43 ......................................... 3,000,000 3,480,738
Revenue, 2017, 4%, 11/01/49 ........................................ 9,000,000 10,492,663
Revenue, Two Hundred Sixteenth, 4%, 9/01/45 ........................... 5,000,000 5,839,708
Revenue, First Series, 171st, 5%, 7/15/30 ............................... 12,200,000 12,269,599
48,427,384
Pennsylvania 7.6%
Delaware River Joint Toll Bridge Commission ,
Revenue, 2017, 5%, 7/01/42 ......................................... 19,500,000 23,404,887
Revenue, 2019 A, 5%, 7/01/33 ........................................ 100,000 127,484
Revenue, 2019 A, 5%, 7/01/34 ........................................ 150,000 190,526
Revenue, 2019 A, 5%, 7/01/35 ........................................ 150,000 189,880
Revenue, 2019 A, 5%, 7/01/36 ........................................ 150,000 189,419
Revenue, 2019 A, 5%, 7/01/37 ........................................ 150,000 188,798
Revenue, 2019 A, 5%, 7/01/38 ........................................ 150,000 188,500

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 200 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Delaware River Joint Toll Bridge Commission, (continued)
Revenue, 2019 A, 5%, 7/01/39 ........................................ $ 150,000 $ 188,169
Revenue, 2019 A, 5%, 7/01/44 ........................................ 760,000 944,058
Revenue, 2019 B, Refunding, 5%, 7/01/31 ............................... 850,000 1,087,745
Revenue, 2019 B, Refunding, 5%, 7/01/32 ............................... 1,000,000 1,276,858
Delaware River Port Authority ,
Revenue, 2013, 5%, 1/01/37 ......................................... 10,000,000 10,901,522
Revenue, 2018 A, 5%, 1/01/37 ........................................ 3,285,000 4,103,952
Revenue, 2018 A, 5%, 1/01/38 ........................................ 5,050,000 6,299,567
Revenue, 2018 A, 5%, 1/01/39 ........................................ 2,300,000 2,864,358
Revenue, 2018 A, 5%, 1/01/40 ........................................ 9,565,000 11,895,224
64,040,947
Wisconsin 0.7%
a
Public Finance Authority , Affordable Housing Preservation Corp. Obligated Group ,
Revenue , 144A, 2021 , 5.25% , 12/01/22 ................................. 5,500,000 5,500,000
U.S. Territories 1.1%
Puerto Rico 1.1%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,200,000 1,301,362
b
Revenue, WW-RSA-1, 5.5%, 7/01/38 ................................... 3,950,000 3,910,500
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 300,000 323,842
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,000,000 1,086,566
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 2,700,000 2,944,082
9,566,352
Total U.S. Territories .................................................................... 9,566,352
Total Municipal Bonds (Cost $760,908,395) .....................................
820,813,033
a a a a
Short Term Investments 0.2%
Municipal Bonds 0.2%
New Jersey 0.2%
c
New Jersey Health Care Facilities Financing Authority ,
Virtua Health Obligated Group, Revenue, 2009 B, LOC JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.02%, 7/01/43 ................................. 900,000 900,000
Virtua Health Obligated Group, Revenue, 2009 C, LOC JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.02%, 7/01/43 ................................. 600,000 600,000
1,500,000
Total Municipal Bonds (Cost $1,500,000) .......................................
1,500,000
Total Short Term Investments (Cost $1,500,000 ) .................................
1,500,000
a
Total Investments (Cost $762,408,395) 98.0% ...................................
$822,313,033
Other Assets, less Liabilities 2.0% .............................................
16,690,757
Net Assets 100.0% ...........................................................
$839,003,790

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin New Jersey Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2021, the value of this security was $5,500,000, representing 0.7% of net assets.
b
Defaulted security or security for which income has been deemed uncollectible.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2021
Franklin North Carolina Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 95.2%
Alabama 0.6%
a
Southeast Energy Authority A Cooperative District , Revenue , 2021 B , Mandatory Put ,
4% , 12/01/31 ..................................................... $ 4,500,000 $ 5,418,989
Florida 0.5%
Capital Trust Agency, Inc. , Revenue , 2021 A-1 , 3.75% , 12/01/36 ................
4,680,000 4,690,670
Illinois 1.2%
Metropolitan Pier & Exposition Authority , Revenue , 2020 A , Refunding , 5% , 6/15/50 ..
500,000 601,853
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 2,750,000 3,217,346
GO, 2017 C, 5%, 11/01/29 ........................................... 500,000 600,875
GO, 2017 D, 5%, 11/01/27 ........................................... 2,000,000 2,420,273
GO, 2020 B, 5%, 10/01/29 ........................................... 1,000,000 1,254,367
GO, 2021 A, 5%, 3/01/34 ............................................ 2,000,000 2,551,184
10,645,898
New Jersey 1.1%
New Jersey Economic Development Authority , Revenue , 2021 QQQ , 4% , 6/15/41 ...
1,000,000 1,153,990
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 4%, 6/15/50 ....................................... 500,000 557,556
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 500,000 518,318
Revenue, 2020 AA, 4%, 6/15/50 ....................................... 1,000,000 1,135,421
Revenue, 2021 A, Refunding, 5%, 6/15/31 ............................... 4,000,000 5,222,009
State of New Jersey , GO , 2020 A , 5% , 6/01/28 .............................
1,000,000 1,242,737
9,830,031
New York 1.3%
Metropolitan Transportation Authority ,
Revenue, 2020 A-1, 4%, 11/15/53 ..................................... 1,000,000 1,124,999
Revenue, 2021 A-1, 4%, 11/15/48 ..................................... 6,675,000 7,627,057
Revenue, 2021 A-2, 4%, 11/15/41 ..................................... 2,200,000 2,543,503
11,295,559
North Carolina 87.7%
Cape Fear Public Utility Authority ,
Revenue, 2014 A, Pre-Refunded, 5%, 6/01/40 ............................ 2,250,000 2,511,928
Revenue, 2019 A, Refunding, 4%, 8/01/44 ............................... 8,000,000 9,452,086
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/15/40 ....... 20,000,000 23,231,102
Atrium Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 1/15/36 ....... 5,000,000 6,264,745
City of Charlotte ,
COP, 2019 A, Refunding, 5%, 6/01/44 .................................. 8,250,000 10,433,737
COP, 2021 A, Refunding, 5%, 6/01/24 .................................. 1,025,000 1,143,778
Airport Special Facilities, Revenue, 2019 A, 4%, 7/01/44 ..................... 3,550,000 4,118,733
Airport Special Facilities, Revenue, 2019 A, 5%, 7/01/49 ..................... 4,460,000 5,553,984
Airport Special Facilities, Revenue, 2019 B, 4%, 7/01/44 .................... 5,515,000 6,335,174
Airport Special Facilities, Revenue, 2021 A, Refunding, 4%, 7/01/38 ............ 2,500,000 3,036,669
Airport Special Facilities, Revenue, 2021 A, Refunding, 4%, 7/01/39 ............ 3,000,000 3,635,984
Airport Special Facilities, Revenue, 2021 A, Refunding, 4%, 7/01/40 ............ 2,250,000 2,721,887
Airport Special Facilities, Revenue, 2021 A, Refunding, 4%, 7/01/41 ............ 2,200,000 2,654,726
Storm Water, Revenue, 2014, Refunding, 5%, 12/01/39 ..................... 7,970,000 9,010,578
Water & Sewer System, Revenue, 2015, Refunding, 5%, 7/01/40 .............. 10,000,000 11,561,342
Water & Sewer System, Revenue, 2018, Refunding, 4%, 7/01/37 .............. 5,000,000 5,910,121
Water & Sewer System, Revenue, 2020, Refunding, 2%, 7/01/41 .............. 500,000 499,377
Water & Sewer System, Revenue, 2020, Refunding, 4%, 7/01/46 .............. 6,000,000 7,173,268

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
City of Fayetteville , Public Works Commission , Revenue , 2018 , Refunding , 4% , 3/01/41
$ 4,015,000 $ 4,677,087
City of Greensboro , GO , 2018 B , 5% , 10/01/29 .............................
5,000,000 6,347,593
City of Raleigh ,
GO, 2016 A, Refunding, 5%, 9/01/26 ................................... 5,000,000 6,038,825
Combined Enterprise System, Revenue, 2016 A, 4%, 3/01/46 ................. 5,000,000 5,708,040
Combined Enterprise System, Revenue, 2016 B, Refunding, 4%, 3/01/34 ........ 1,000,000 1,159,467
City of Salisbury , Combined Enterprise System , Revenue , 2020 , Refunding , 5% ,
2/01/45 ......................................................... 1,000,000 1,263,685
City of Winston-Salem ,
Water & Sewer System, Revenue, 2014 A, Pre-Refunded, 5%, 6/01/33 .......... 2,350,000 2,623,569
Water & Sewer System, Revenue, 2016 A, Refunding, 4%, 6/01/34 ............ 1,350,000 1,541,074
Water & Sewer System, Revenue, 2016 A, Refunding, 4%, 6/01/37 ............ 5,000,000 5,683,398
Water & Sewer System, Revenue, 2017, 4%, 6/01/47 ....................... 10,000,000 11,467,153
County of Buncombe , Revenue , 2015 , Refunding , 5% , 6/01/34 .................
3,000,000 3,450,479
County of Dare ,
Revenue, 2021 A, 3%, 6/01/38 ........................................ 375,000 418,865
Revenue, 2021 A, 3%, 6/01/39 ........................................ 585,000 650,618
Revenue, 2021 A, 3%, 6/01/40 ........................................ 250,000 276,513
Revenue, 2021 A, 3%, 6/01/41 ........................................ 450,000 496,565
County of Durham ,
GO, 2019, 4%, 6/01/36 ............................................. 500,000 602,388
GO, 2019, 4%, 6/01/37 ............................................. 450,000 541,061
GO, 2019, 4%, 6/01/39 ............................................. 700,000 837,693
GO, 2021, Refunding, 5%, 6/01/31 ..................................... 750,000 1,017,554
GO, 2021, Refunding, 5%, 6/01/32 ..................................... 625,000 845,580
County of Guilford , GO , 2017 B , 4% , 5/01/33 ...............................
5,000,000 5,825,029
County of Lincoln ,
Enterprise System, Revenue, 2020, Refunding, 3%, 8/01/38 .................. 400,000 443,187
Enterprise System, Revenue, 2020, Refunding, 3%, 8/01/41 .................. 480,000 526,507
County of Mecklenburg ,
GO, 2015 A, 5%, 4/01/28 ............................................ 5,000,000 5,743,983
GO, 2017 A, 4%, 4/01/30 ............................................ 5,000,000 5,826,764
GO, 2019, 5%, 3/01/30 ............................................. 5,745,000 7,367,574
County of New Hanover ,
GO, 2021 A, Refunding, 4%, 8/01/29 ................................... 760,000 935,269
GO, 2021 A, Refunding, 4%, 8/01/30 ................................... 605,000 755,956
Revenue, 2021, Refunding, 5%, 8/01/30 ................................. 3,375,000 4,467,089
Revenue, 2021, Refunding, 5%, 8/01/31 ................................. 1,145,000 1,548,092
New Hanover Regional Medical Center, Revenue, 2017, Pre-Refunded, 5%,
10/01/42 ....................................................... 5,000,000 6,157,410
New Hanover Regional Medical Center, Revenue, 2017, Pre-Refunded, 5%,
10/01/47 ....................................................... 13,565,000 16,705,053
County of Union ,
Enterprise System, Revenue, 2015, 5%, 6/01/34 .......................... 1,000,000 1,168,761
Enterprise System, Revenue, 2019, 4%, 6/01/41 .......................... 3,200,000 3,795,776
Enterprise System, Revenue, 2019, 4%, 6/01/44 .......................... 2,325,000 2,741,984
Enterprise System, Revenue, 2021, 4%, 6/01/32 .......................... 1,050,000 1,319,576
County of Wake ,
GO, 2018 A, 5%, 3/01/30 ............................................ 8,000,000 9,962,384
GO, 2019 A, 5%, 3/01/32 ............................................ 7,870,000 10,025,407
GO, 2021, Refunding, 4%, 4/01/36 ..................................... 1,650,000 2,049,695
Revenue, 2019, 4%, 9/01/38 ......................................... 5,250,000 6,335,663
Revenue, 2021, 3%, 3/01/35 ......................................... 5,535,000 6,306,138
Revenue, 2021, 3%, 3/01/36 ......................................... 6,000,000 6,806,346

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
Greenville Utilities Commission , Revenue , 2019 , 5% , 8/01/44 ..................
$ 4,750,000 $ 6,025,889
Nash Health Care Systems ,
Revenue, 2003, AGMC Insured, 5%, 11/01/30 ............................ 2,250,000 2,258,028
Revenue, 2012, 5%, 11/01/41 ........................................ 5,000,000 5,052,697
North Carolina Capital Facilities Finance Agency ,
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/27 .......... 400,000 485,999
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/28 .......... 500,000 618,668
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/29 .......... 550,000 693,112
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/30 .......... 500,000 640,875
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/31 .......... 650,000 845,527
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/32 .......... 1,000,000 1,293,468
Campbell University, Inc., Revenue, 2021 A, Refunding, 5%, 10/01/33 .......... 2,670,000 3,441,578
Campbell University, Inc., Revenue, 2021 A, Refunding, 4%, 10/01/34 .......... 740,000 876,546
Campbell University, Inc., Revenue, 2021 A, Refunding, 4%, 10/01/35 .......... 360,000 425,748
Davidson College Trustees, Revenue, 2012, 5%, 3/01/40 .................... 4,000,000 4,043,129
Davidson College Trustees, Revenue, 2014, Refunding, 5%, 3/01/45 ........... 3,500,000 3,537,738
Duke University, Revenue, 2015 B, Pre-Refunded, 5%, 10/01/41 .............. 13,585,000 15,916,724
Duke University, Revenue, 2016 B, Refunding, 5%, 7/01/42 .................. 10,000,000 11,846,124
Duke University, Revenue, 2016 B, Refunding, 4%, 10/01/44 ................. 5,085,000 5,724,390
Duke University, Revenue, 2016 B, Refunding, 5%, 10/01/44 ................. 11,000,000 13,030,736
High Point University, Revenue, 2021, Refunding, 4%, 5/01/32 ................ 1,000,000 1,196,624
High Point University, Revenue, 2021, Refunding, 4%, 5/01/33 ................ 2,210,000 2,634,998
High Point University, Revenue, 2021, Refunding, 4%, 5/01/34 ................ 1,370,000 1,630,182
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/35 .............. 5,000,000 5,613,494
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/38 .............. 5,500,000 6,153,836
Wake Forest University, Revenue, 2016, Refunding, 4%, 1/01/39 .............. 5,250,000 5,874,858
Wake Forest University, Revenue, 2018, 4%, 1/01/48 ....................... 20,000,000 22,754,336
Wake Forest University, Revenue, 2018, 5%, 1/01/48 ....................... 13,500,000 16,303,172
North Carolina Central University , Revenue , 2019 , 4% , 4/01/49 .................
1,000,000 1,127,950
North Carolina Housing Finance Agency ,
Revenue, 41, GNMA Insured, 3.55%, 7/01/44 ............................. 5,560,000 5,959,166
Revenue, 41, GNMA Insured, 3.625%, 7/01/49 ............................ 8,540,000 9,142,645
Revenue, 42, GNMA Insured, 2.45%, 7/01/34 ............................. 930,000 963,669
Revenue, 42, GNMA Insured, 2.625%, 7/01/39 ............................ 3,780,000 3,938,276
Revenue, 42, GNMA Insured, 2.85%, 1/01/43 ............................. 3,305,000 3,444,880
Revenue, 43, GNMA Insured, 2.8%, 1/01/40 .............................. 5,895,000 6,226,084
Revenue, 43, GNMA Insured, 2.95%, 7/01/43 ............................. 2,700,000 2,854,524
Revenue, 44, 3%, 7/01/46 ........................................... 2,985,000 3,121,822
Revenue, 45, Refunding, GNMA Insured, 2.2%, 7/01/40 ..................... 1,930,000 1,949,015
Revenue, 46-A, GNMA Insured, 1.55%, 1/01/30 ........................... 2,205,000 2,199,284
Revenue, 46-A, GNMA Insured, 1.75%, 1/01/31 ........................... 1,030,000 1,037,684
North Carolina Medical Care Commission ,
Caromont Health Obligated Group, Revenue, 2021 A, 4%, 2/01/36 ............. 1,675,000 2,031,898
Duke University Health System, Inc., Revenue, 2012 A, Pre-Refunded, 5%, 6/01/42 10,000,000 10,241,097
Duke University Health System, Inc., Revenue, 2016 D, Refunding, 4%, 6/01/42 ... 7,000,000 7,845,392
EveryAge Obligated Group, Revenue, 2021 A, Refunding, 4%, 9/01/41 .......... 1,090,000 1,231,717
EveryAge Obligated Group, Revenue, 2021 A, Refunding, 4%, 9/01/47 .......... 1,965,000 2,191,522
EveryAge Obligated Group, Revenue, 2021 A, Refunding, 4%, 9/01/51 .......... 960,000 1,063,673
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/33 ............ 180,000 211,099
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/34 ............ 185,000 216,312
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/41 ............ 920,000 1,059,072
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/46 ............ 950,000 1,085,129
Forest at Duke, Inc. Obligated Group, Revenue, 2021, 4%, 9/01/51 ............ 1,670,000 1,901,846
Friends Homes Obligated Group, Revenue, 2020 A, 4%, 9/01/50 .............. 3,000,000 3,239,422
Novant Health Obligated Group, Revenue, 2013 A, Refunding, 5%, 11/01/46 ..... 20,000,000 20,789,242
Novant Health Obligated Group, Revenue, 2019 A, 4%, 11/01/49 .............. 5,115,000 5,967,444

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
North Carolina Medical Care Commission, (continued)
Novant Health Obligated Group, Revenue, 2019 A, 4%, 11/01/52 .............. $ 7,640,000 $ 8,897,194
Pines at Davidson, Inc. Obligated Group, Revenue, 2019 A, 5%, 1/01/49 ........ 5,000,000 5,493,812
b
Plantation Village, Inc. Obligated Group, Revenue, 2021 A, Refunding, 4%, 1/01/41 1,020,000 1,135,165
b
Plantation Village, Inc. Obligated Group, Revenue, 2021 A, Refunding, 4%, 1/01/52 3,510,000 3,870,334
Presbyterian Homes Obligated Group, Revenue, 2016 C, Refunding, 5%, 10/01/31 5,000,000 5,631,325
Presbyterian Homes Obligated Group, Revenue, 2020 A, 4%, 10/01/45 ......... 1,000,000 1,127,757
Presbyterian Homes Obligated Group, Revenue, 2020 A, 5%, 10/01/45 ......... 1,800,000 2,156,024
Presbyterian Homes Obligated Group, Revenue, 2020 A, 4%, 10/01/50 ......... 1,350,000 1,514,506
Presbyterian Homes Obligated Group, Revenue, 2020 A, 5%, 10/01/50 ......... 1,400,000 1,668,281
Rex Hospital, Inc. Obligated Group, Revenue, 2020 A, 4%, 7/01/49 ............ 4,000,000 4,559,910
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2017 A,
Refunding, 5%, 10/01/37 ........................................... 200,000 217,658
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2017 A,
Refunding, 5%, 10/01/42 ........................................... 2,250,000 2,440,048
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2017 A,
Refunding, 5%, 10/01/47 ........................................... 2,540,000 2,746,801
Vidant Health Obligated Group, Revenue, 2015, Refunding, 5%, 6/01/40 ........ 5,000,000 5,696,580
Wake Forest Baptist Obligated Group, Revenue, 2019 A, 5%, 12/01/32 ......... 1,000,000 1,235,135
Wake Forest Baptist Obligated Group, Revenue, 2019 A, 5%, 12/01/33 ......... 1,000,000 1,233,476
WakeMed Obligated Group, Revenue, 2012 A, Refunding, 5%, 10/01/38 ........ 5,000,000 5,182,539
North Carolina Municipal Power Agency No. 1 , Revenue , 2015 A , Refunding , 5% ,
1/01/32 ......................................................... 4,200,000 4,846,612
North Carolina State Education Assistance Authority ,
Revenue, Senior Lien, 2020 A, 5%, 6/01/25 .............................. 125,000 141,170
Revenue, Senior Lien, 2020 A, 5%, 6/01/26 .............................. 300,000 347,190
Revenue, Senior Lien, 2020 A, 5%, 6/01/27 .............................. 450,000 531,476
Revenue, Senior Lien, 2020 A, 5%, 6/01/28 .............................. 500,000 600,530
Revenue, Senior Lien, 2020 A, 5%, 6/01/29 .............................. 350,000 426,222
Revenue, Senior Lien, 2020 A, 3.125%, 6/01/39 ........................... 2,595,000 2,635,828
North Carolina State University at Raleigh , Revenue , 2013 A , Pre-Refunded ,
5% , 10/01/42 ..................................................... 8,980,000 9,757,136
North Carolina Turnpike Authority ,
Revenue, 2016 A, Refunding, 5%, 7/01/47 ............................... 2,500,000 2,834,703
Revenue, 2018 A, Refunding, 4%, 1/01/36 ............................... 9,875,000 11,559,744
Revenue, 2018 A, Refunding, 4%, 1/01/39 ............................... 9,815,000 11,438,168
Revenue, 2021, Refunding, 5%, 7/01/34 ................................. 1,120,000 1,506,156
Revenue, 2021, Refunding, 5%, 7/01/35 ................................. 1,300,000 1,745,127
Revenue, 2021, Refunding, 5%, 7/01/36 ................................. 1,750,000 2,344,098
Revenue, 2021, Refunding, 5%, 7/01/37 ................................. 1,770,000 2,365,155
Revenue, 2021, Refunding, 5%, 7/01/38 ................................. 1,250,000 1,667,077
Revenue, 2021, Refunding, 5%, 7/01/39 ................................. 1,500,000 1,996,192
Revenue, 2021, Refunding, 5%, 7/01/40 ................................. 1,270,000 1,687,022
Revenue, 2021, Refunding, 5%, 7/01/41 ................................. 2,000,000 2,650,220
Revenue, Senior Lien, 2017, Refunding, AGMC Insured, 5%, 1/01/31 ........... 1,000,000 1,197,310
Revenue, Senior Lien, 2017, Refunding, AGMC Insured, 5%, 1/01/39 ........... 1,200,000 1,430,365
Revenue, Senior Lien, 2019, AGMC Insured, 5%, 1/01/49 ................... 15,430,000 19,302,922
Raleigh Durham Airport Authority ,
Revenue, 2015 A, Refunding, 5%, 5/01/27 ............................... 350,000 403,366
Revenue, 2015 A, Refunding, 5%, 5/01/29 ............................... 1,000,000 1,147,702
Revenue, 2015 A, Refunding, 5%, 5/01/30 ............................... 550,000 630,633
Revenue, 2020 A, Refunding, 5%, 5/01/35 ............................... 2,250,000 2,849,531
State of North Carolina ,
GO, 2016 A, Refunding, 5%, 6/01/25 ................................... 4,000,000 4,636,694
GO, 2019 B, 5%, 6/01/29 ............................................ 2,500,000 3,240,882
GO, 2020 A, 5%, 6/01/30 ............................................ 2,500,000 3,313,780

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Carolina (continued)
State of North Carolina, (continued)
GO, 2020 A, 5%, 6/01/31 ............................................ $ 2,500,000 $ 3,299,663
Revenue, 2020 B, 4%, 5/01/35 ........................................ 2,750,000 3,363,958
Town of Cary ,
Combined Utility Systems, Revenue, 2017, Pre-Refunded, 5%, 12/01/41 ........ 1,710,000 2,079,189
Combined Utility Systems, Revenue, 2017 B, Refunding, 4%, 12/01/42 ......... 8,000,000 9,296,836
Town of Oak Island , Enterprise System , Revenue , 2017 , Refunding , AGMC Insured ,
5% , 6/01/33 ...................................................... 1,000,000 1,206,614
University of North Carolina at Chapel Hill ,
Hospitals at Chapel Hill, Revenue, 2016, 5%, 2/01/46 ....................... 4,265,000 5,004,997
Hospitals at Chapel Hill, Revenue, 2019, 5%, 2/01/49 ....................... 6,860,000 10,796,732
University of North Carolina at Charlotte (The) ,
Revenue, 2014, Pre-Refunded, 5%, 4/01/43 .............................. 5,000,000 5,545,064
Revenue, 2015, Pre-Refunded, 5%, 4/01/45 .............................. 9,450,000 10,866,294
Revenue, 2017, 5%, 10/01/47 ........................................ 10,000,000 12,126,299
Revenue, 2017 A, Refunding, 4%, 10/01/40 .............................. 2,250,000 2,578,189
Revenue, 2020 A, Refunding, 5%, 10/01/38 .............................. 1,145,000 1,453,871
Revenue, 2020 A, Refunding, 4%, 10/01/40 .............................. 290,000 340,635
University of North Carolina at Greensboro ,
Revenue, 2014, Refunding, 5%, 4/01/39 ................................. 3,500,000 3,875,917
Revenue, 2017, Refunding, 4%, 4/01/35 ................................. 1,205,000 1,390,942
Revenue, 2017, Refunding, 4%, 4/01/36 ................................. 1,000,000 1,148,979
Revenue, 2018, 5%, 4/01/30 ......................................... 1,085,000 1,338,360
Revenue, 2018, 5%, 4/01/43 ......................................... 2,500,000 3,022,055
University of North Carolina at Wilmington , Revenue , 2015 , Refunding , 5% , 6/01/37 .
3,000,000 3,423,347
University of North Carolina System , Appalachian State University , Revenue , 2008 A ,
AGMC Insured , 5% , 10/01/33 ......................................... 160,000 160,608
Western Carolina University ,
Revenue, 2020 B, 3%, 4/01/36 ........................................ 1,000,000 1,090,633
Revenue, 2020 B, 4%, 4/01/45 ........................................ 5,000,000 5,793,322
760,910,469
Texas 0.1%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/32 200,000 235,515
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/33 200,000 235,062
470,577
Washington 0.2%
Washington Health Care Facilities Authority , CommonSpirit Health Obligated Group ,
Revenue , 2019 A-2 , Refunding , 5% , 8/01/44 ............................. 1,000,000 1,229,285
Wisconsin 0.6%
c
Public Finance Authority , Affordable Housing Preservation Corp. Obligated Group ,
Revenue , 144A, 2021 , 5.25% , 12/01/22 ................................. 5,600,000 5,600,000
U.S. Territories 1.9%
Puerto Rico 1.9%
Commonwealth of Puerto Rico , GO , NATL Insured , 5.5% , 7/01/29 ...............
600,000 641,572
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,500,000 1,626,702
d
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 4,120,000 4,068,500
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, NATL Insured, 5.25%, 7/01/33 ................. 990,000 1,075,946
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 300,000 323,842

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin North Carolina Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 200 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, (continued)
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... $ 5,350,000 $ 5,813,129
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 2,000,000 2,180,802
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/41 .. 220,000 252,038
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/33 .. 440,000 562,653
16,545,184
Total U.S. Territories .................................................................... 16,545,184
Total Municipal Bonds (Cost $779,292,452) .....................................
826,636,662
a a a a
Short Term Investments 4.9%
Municipal Bonds 4.9%
North Carolina 4.9%
e
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group, Revenue, 2007 B, Refunding, SPA JPMorgan Chase
Bank NA, Daily VRDN and Put, 0.04%, 1/15/38 .......................... 14,000,000 14,000,000
Atrium Health Obligated Group, Revenue, 2007 C, Refunding, SPA JPMorgan Chase
Bank NA, Daily VRDN and Put, 0.04%, 1/15/37 .......................... 5,200,000 5,200,000
Atrium Health Obligated Group, Revenue, 2018 G, SPA JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.04%, 1/15/48 ................................. 9,065,000 9,065,000
Atrium Health Obligated Group, Revenue, 2018 H, SPA JPMorgan Chase Bank NA,
Daily VRDN and Put, 0.04%, 1/15/48 ................................. 5,000,000 5,000,000
e
North Carolina Medical Care Commission , Moses H Cone Memorial Hospital Obligated
Group , Revenue , 2001 B , SPA Bank of Montreal , Daily VRDN and Put , 0.02% ,
10/01/35 ........................................................ 9,305,000 9,305,000
42,570,000
Total Municipal Bonds (Cost $42,570,000) ......................................
42,570,000
Total Short Term Investments (Cost $42,570,000 ) ................................
42,570,000
a
Total Investments (Cost $821,862,452) 100.1% ..................................
$869,206,662
Other Assets, less Liabilities (0.1)% ...........................................
(1,063,463)
Net Assets 100.0% ...........................................................
$868,143,199
a
The maturity date shown represents the mandatory put date.
b
A portion or all of the security purchased on a delayed delivery basis.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2021, the value of this security was $5,600,000, representing 0.6% of net assets.
d
Defaulted security or security for which income has been deemed uncollectible.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2021
Franklin Ohio Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.5%
Alabama 0.6%
a
Southeast Energy Authority A Cooperative District , Revenue , 2021 B , Mandatory Put ,
4% , 12/01/31 ..................................................... $ 8,500,000 $ 10,235,867
Florida 0.5%
Capital Trust Agency, Inc. , Revenue , 2021 A-1 , 3.75% , 12/01/36 ................
9,144,000 9,164,848
Illinois 1.5%
b
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 12/15/42 . 7,000,000 8,012,785
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 2,500,000 2,924,860
GO, 2017 C, 5%, 11/01/29 ........................................... 1,500,000 1,802,624
GO, 2017 D, 5%, 11/01/26 ........................................... 3,000,000 3,561,304
GO, 2017 D, 5%, 11/01/27 ........................................... 4,920,000 5,953,871
GO, 2020, 5.5%, 5/01/30 ............................................ 2,620,000 3,423,731
GO, 2021 A, 4%, 3/01/39 ............................................ 500,000 583,571
26,262,746
New Jersey 0.8%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2020 AA, 4%, 6/15/36 ....................................... 1,500,000 1,753,010
Revenue, 2020 AA, 5%, 6/15/36 ....................................... 4,000,000 5,087,100
Revenue, 2020 AA, 4%, 6/15/40 ....................................... 2,000,000 2,314,180
Revenue, 2020 AA, 4%, 6/15/45 ....................................... 2,000,000 2,282,701
State of New Jersey , GO , 2020 A , 5% , 6/01/28 .............................
1,000,000 1,242,737
12,679,728
New York 0.5%
Metropolitan Transportation Authority , Revenue , 2021 A-1 , 4% , 11/15/46 ..........
7,500,000 8,586,906
Ohio 91.1%
Akron Bath Copley Joint Township Hospital District , Summa Health System Obligated
Group , Revenue , 2020 , Refunding , 3% , 11/15/40 .......................... 5,400,000 5,625,539
American Municipal Power, Inc. ,
Revenue, 2015 A, Refunding, 5%, 2/15/28 ............................... 5,000,000 5,465,415
Revenue, 2016 A, 4%, 2/15/36 ........................................ 1,000,000 1,107,564
Revenue, 2016 A, 5%, 2/15/46 ........................................ 5,000,000 5,781,295
Revenue, 2016 A, Refunding, 5%, 2/15/46 ............................... 7,500,000 8,671,942
Revenue, 2017 A, Refunding, 5%, 2/15/37 ............................... 3,700,000 4,502,725
Revenue, 2017 A, Refunding, 5%, 2/15/38 ............................... 3,500,000 4,253,687
Revenue, 2019 A, 5%, 2/15/44 ........................................ 3,345,000 4,094,014
Revenue, 2019 C, Refunding, 4%, 2/15/39 ............................... 18,795,000 22,022,442
Anthony Wayne Local School District , GO , 2017 A , 4% , 12/01/39 ................
3,000,000 3,298,024
Apollo Joint Vocational School District , GO , 2017 , Refunding , 4% , 12/01/39 ........
6,530,000 7,485,593
Beaver Local School District , GO , 2012 , 4% , 12/01/40 ........................
3,000,000 3,044,414
Berkshire Local School District , GO , 2021 , Refunding , 3% , 10/01/56 .............
735,000 778,731
Bethel Local School District ,
COP, 2020, BAM Insured, 3%, 12/01/45 ................................. 4,095,000 4,249,793
COP, 2020, BAM Insured, 2.75%, 12/01/49 .............................. 4,000,000 4,053,182
Big Walnut Local School District , GO , 2019 , 5% , 12/01/53 .....................
9,155,000 11,066,701
Bloom-Carroll Local School District , GO , 2018 A , 5% , 11/01/55 .................
7,025,000 8,560,268
Bowling Green State University , Revenue , 2017 B , Refunding , 5% , 6/01/42 ........
3,250,000 3,881,930
Brecksville-Broadview Heights City School District , GO , 2018 , Pre-Refunded , 5.25% ,
12/01/54 ........................................................ 7,390,000 8,121,875
Brooklyn City School District ,
GO, 2017, Refunding, AGMC Insured, 5%, 12/01/38 ........................ 1,905,000 2,287,090

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Brooklyn City School District, (continued)
GO, 2017, Refunding, AGMC Insured, 5%, 12/01/49 ........................ $ 9,000,000 $ 10,605,813
Buckeye Tobacco Settlement Financing Authority ,
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 3%, 6/01/48 .................. 43,215,000 44,558,610
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 4%, 6/01/48 .................. 3,245,000 3,671,180
Butler County Port Authority ,
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/32 ........................................................ 100,000 117,984
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/33 ........................................................ 135,000 159,234
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/34 ........................................................ 185,000 217,890
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/35 ........................................................ 195,000 229,222
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/36 ........................................................ 205,000 240,705
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/37 ........................................................ 210,000 246,144
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/38 ........................................................ 220,000 257,504
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/39 ........................................................ 225,000 262,946
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/40 ........................................................ 240,000 279,942
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/41 ........................................................ 245,000 285,267
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/46 ........................................................ 900,000 1,039,564
Community First Solutions Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/51 ........................................................ 1,000,000 1,148,013
Canal Winchester Local School District ,
GO, 2005, NATL Insured, Zero Cpn., 12/01/32 ............................ 3,955,000 3,249,861
GO, 2005, NATL Insured, Zero Cpn., 12/01/33 ............................ 2,000,000 1,604,355
Chillicothe City School District ,
GO, 2006, Refunding, NATL Insured, Zero Cpn., 12/01/22 ................... 1,905,000 1,894,477
GO, 2006, Refunding, NATL Insured, Zero Cpn., 12/01/23 ................... 1,905,000 1,876,568
GO, 2006, Refunding, NATL Insured, Zero Cpn., 12/01/24 ................... 1,905,000 1,855,064
Cincinnati City School District ,
GO, 2006, Refunding, NATL Insured, 5.25%, 12/01/27 ...................... 14,900,000 18,710,340
GO, 2006, Refunding, NATL Insured, 5.25%, 12/01/28 ...................... 8,180,000 10,544,359
City of Chillicothe , Adena Health System Obligated Group , Revenue , 2017 , Refunding ,
5% , 12/01/37 ..................................................... 5,000,000 5,992,936
City of Cincinnati , GO , 2015 A , Pre-Refunded , 5.25% , 12/01/40 .................
6,500,000 7,586,054
City of Cleveland ,
GO, 2012, Pre-Refunded, 5%, 12/01/30 ................................. 2,965,000 3,108,174
GO, 2012, 5%, 12/01/30 ............................................. 35,000 36,606
GO, 2020 A, 4%, 12/01/35 ........................................... 1,000,000 1,210,415
GO, 2020 A, 2%, 12/01/36 ........................................... 1,215,000 1,218,766
Water Pollution Control, Revenue, 2016, 5%, 11/15/41 ...................... 2,000,000 2,302,674
City of Columbus ,
GO, 2014 A, 5%, 2/15/25 ............................................ 5,000,000 5,511,816
GO, 2016-3, Refunding, 5%, 2/15/27 ................................... 5,000,000 6,106,782
GO, 2018 A, 5%, 4/01/34 ............................................ 7,000,000 8,841,261
GO, 2021 A, 5%, 4/01/35 ............................................ 6,000,000 7,916,265
GO, 2021 A, 5%, 4/01/36 ............................................ 6,000,000 7,897,653

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
City of Columbus, (continued)
GO, 2021 A, 5%, 4/01/37 ............................................ $ 5,000,000 $ 6,566,526
GO, 2021 A, 5%, 4/01/38 ............................................ 5,000,000 6,554,673
GO, 2021 A, 5%, 4/01/39 ............................................ 4,500,000 5,887,372
Sewerage, Revenue, 2014, Refunding, 4%, 6/01/31 ........................ 15,000,000 16,457,078
Sewerage, Revenue, 2015, Refunding, 5%, 6/01/29 ........................ 5,000,000 5,952,520
City of Marysville ,
Wastewater Treatment System, Revenue, 2015, Refunding, BAM Insured, 4%,
12/01/40 ....................................................... 3,015,000 3,271,328
Wastewater Treatment System, Revenue, 2015, Refunding, BAM Insured, 5%,
12/01/47 ....................................................... 5,035,000 5,612,673
Wastewater Treatment System, Revenue, 2016, Refunding, BAM Insured, 4%,
12/01/46 ....................................................... 9,370,000 10,216,892
City of Middleburg Heights , Southwest General Health Center Obligated Group ,
Revenue , 2020 A , Refunding , 4% , 8/01/47 ............................... 4,425,000 5,087,147
City of St. Bernard , Income Tax , Revenue , 2013 , AGMC Insured , 5% , 12/01/43 .....
3,760,000 4,057,109
City of Toledo ,
Water System, Revenue, 2012 A, 4%, 11/15/36 ........................... 9,125,000 9,146,111
Water System, Revenue, 2013, Refunding, 5%, 11/15/38 .................... 19,395,000 20,589,230
City of Westerville , Revenue , 2014 , 5% , 12/01/30 ...........................
2,765,000 3,067,834
Cleveland Department of Public Utilities Division of Public Power ,
Revenue, 2020 A, Refunding, AGMC Insured, 4%, 11/15/38 .................. 600,000 706,300
Revenue, B-2, NATL Insured, Zero Cpn., 11/15/38 ......................... 10,000,000 6,602,819
Cleveland Department of Public Utilities Division of Water ,
Revenue, 2020 FF, Refunding, 5%, 1/01/32 .............................. 1,000,000 1,291,918
Revenue, 2020 FF, Refunding, 5%, 1/01/33 .............................. 1,000,000 1,289,536
Cleveland Municipal School District ,
GO, 2013, Refunding, 5%, 12/01/25 .................................... 3,600,000 3,766,638
GO, 2013, Refunding, 5%, 12/01/27 .................................... 1,000,000 1,045,877
Cleveland Public Library , Revenue , 2019 A , 4% , 12/01/45 .....................
5,000,000 5,889,704
Cleveland-Cuyahoga County Port Authority ,
Cleveland Museum of Natural History (The), Revenue, 2021, 5%, 7/01/35 ....... 600,000 775,288
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/37 ....... 700,000 836,818
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/38 ....... 100,000 119,310
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/39 ....... 700,000 833,333
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/40 ....... 100,000 118,826
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/41 ....... 800,000 948,228
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/46 ....... 500,000 586,000
Cleveland Museum of Natural History (The), Revenue, 2021, 4%, 7/01/51 ....... 2,000,000 2,331,410
Columbus-Franklin County Finance Authority ,
Revenue, 2021 C, 2.5%, 11/15/41 ..................................... 900,000 908,105
Revenue, 2021 C, 3%, 5/15/51 ........................................ 2,180,000 2,255,443
County of Butler ,
Cincinnati Children's Hospital Medical Center Obligated Group, Revenue, 2016 X,
Refunding, 5%, 5/15/29 ............................................ 6,750,000 8,629,685
UC Health Obligated Group, Revenue, 2016, Refunding, 5%, 11/15/45 .......... 20,270,000 24,024,653
UC Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/15/35 .......... 2,000,000 2,276,202
UC Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/15/36 .......... 2,140,000 2,432,820
UC Health Obligated Group, Revenue, 2017, Refunding, 4%, 11/15/37 .......... 1,500,000 1,702,475
County of Cuyahoga ,
GO, 2020 A, Refunding, 4%, 12/01/34 .................................. 750,000 904,051
GO, 2020 A, Refunding, 3%, 12/01/35 .................................. 1,040,000 1,151,574
GO, 2020 A, Refunding, 3%, 12/01/36 .................................. 1,100,000 1,216,161
GO, 2020 A, Refunding, 3%, 12/01/37 .................................. 1,610,000 1,775,938

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
County of Cuyahoga, (continued)
Revenue, 2015, Pre-Refunded, 5%, 12/01/25 ............................. $ 500,000 $ 547,199
County of Franklin ,
Nationwide Children's Hospital, Inc., Revenue, 2016 C, Refunding, 5%, 11/01/34 .. 2,600,000 3,164,726
Nationwide Children's Hospital, Inc., Revenue, 2016 C, Refunding, 4%, 11/01/40 .. 5,000,000 5,721,271
Nationwide Children's Hospital, Inc., Revenue, 2017 A, Refunding, 4%, 11/01/44 .. 7,050,000 8,101,813
b
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/36 .......... 2,640,000 2,905,903
b
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/40 .......... 13,000,000 14,214,428
OhioHealth Obligated Group, Revenue, 2015, 5%, 5/15/33 ................... 6,290,000 7,168,078
Sales Tax, Revenue, 2018, 5%, 6/01/43 ................................. 6,000,000 7,397,151
Trinity Health Corp. Obligated Group, Revenue, 2017, 5%, 12/01/46 ............ 7,500,000 9,044,342
Trinity Health Corp. Obligated Group, Revenue, 2019 A, 4%, 12/01/44 .......... 5,075,000 5,925,660
County of Hamilton ,
Sewer System, Revenue, 2019 A, Refunding, 5%, 12/01/33 .................. 6,965,000 8,992,361
Sewer System, Revenue, 2020 A, Refunding, 5%, 12/01/32 .................. 1,000,000 1,320,807
Sewer System, Revenue, 2020 A, Refunding, 5%, 12/01/33 .................. 1,500,000 1,977,896
Sewer System, Revenue, 2020 A, Refunding, 5%, 12/01/34 .................. 2,200,000 2,894,548
Sewer System, Revenue, 2020 A, Refunding, 5%, 12/01/35 .................. 1,000,000 1,313,987
TriHealth Obligated Group, Revenue, 2017 A, 5%, 8/15/42 ................... 5,000,000 5,955,596
County of Mahoning , Western Reserve Care System , Revenue , 1995 , NATL Insured ,
ETM, 5.5% , 10/15/25 ............................................... 2,210,000 2,468,559
County of Miami , Kettering Health Network Obligated Group , Revenue , 2019 ,
Refunding , 5% , 8/01/49 ............................................. 12,000,000 14,639,492
County of Montgomery ,
Kettering Health Network Obligated Group, Revenue, 2021, Refunding, 3%, 8/01/40 5,975,000 6,464,143
Kettering Health Network Obligated Group, Revenue, 2021, Refunding, 4%, 8/01/41 1,000,000 1,180,657
Kettering Health Network Obligated Group, Revenue, 2021, Refunding, 4%, 8/01/51 2,000,000 2,323,738
Premier Health Partners Obligated Group, Revenue, 2019 A, Refunding, 4%,
11/15/39 ....................................................... 5,000,000 5,734,252
County of Ross , Adena Health System Obligated Group , Revenue , 2019 , Refunding ,
5% , 12/01/49 ..................................................... 5,000,000 6,129,652
County of Union , GO , 2018 , 5% , 12/01/47 .................................
5,000,000 5,905,193
Cuyahoga Community College District , Revenue , 2012 D , Refunding , 5% , 8/01/32 ..
2,310,000 2,380,744
Dayton City School District , GO , 2014 , Refunding , 5% , 11/01/30 ................
5,000,000 6,628,146
Dayton-Montgomery County Port Authority ,
Southwest Ohio Regional Bond Fund, Revenue, 2021 C, 2%, 11/15/31 .......... 430,000 427,510
Southwest Ohio Regional Bond Fund, Revenue, 2021 C, 2.5%, 11/15/41 ........ 1,615,000 1,615,317
Southwest Ohio Regional Bond Fund, Revenue, 2021 C, 3%, 5/15/51 .......... 1,000,000 1,004,881
Deer Park Community City School District , GO , 2017 A , 5.25% , 12/01/53 .........
3,000,000 3,387,255
Delaware City School District , GO , 2013 , Pre-Refunded , 5.75% , 12/01/49 .........
6,000,000 6,495,188
Dublin City School District , GO , 2019 A , 4% , 12/01/44 ........................
10,000,000 11,737,990
Elyria City School District , GO , 2017 A , 5% , 12/01/43 ........................
5,500,000 6,499,885
Fairborn City School District , GO , 2021 A , 3% , 12/01/50 ......................
8,065,000 8,698,486
Franklin City School District , GO , 2021 A , 3% , 11/01/57 .......................
8,000,000 8,348,384
Franklin County Convention Facilities Authority , Revenue , 2014 , Pre-Refunded , 5% ,
12/01/35 ........................................................ 20,000,000 22,765,140
Fremont City School District , GO , 2017 A , 5% , 1/15/49 .......................
13,970,000 15,833,368
Grandview Heights City School District ,
GO, 2019, 4%, 12/01/51 ............................................. 1,980,000 2,298,842
GO, 2019, 5%, 12/01/53 ............................................. 2,150,000 2,660,585

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Great Oaks Career Campuses Board of Education , COP , 2021 , 3% , 12/01/44 ......
$ 1,455,000 $ 1,558,115
Highland Local School District , GO , 2018 A , Pre-Refunded , 5.25% , 12/01/54 .......
12,000,000 12,900,745
Hilliard School District , GO , 2017 , 4% , 12/01/46 ............................
10,000,000 11,083,668
Hillsdale Local School District ,
COP, 2020, BAM Insured, 4%, 12/01/38 ................................. 2,465,000 2,940,418
COP, 2020, BAM Insured, 4%, 12/01/40 ................................. 1,435,000 1,705,489
Hudson City School District , GO , 2018 , 4% , 12/01/45 ........................
18,870,000 20,723,800
Indian Creek Local School District ,
GO, 2018 A, 5%, 11/01/55 ........................................... 3,000,000 3,567,106
GO, 2018 B, BAM Insured, 5%, 11/01/55 ................................ 3,910,000 4,638,048
JobsOhio Beverage System , Revenue, Senior Lien , 2013 A , Pre-Refunded , 5% ,
1/01/38 ......................................................... 26,010,000 27,346,854
Lakewood City School District , GO , 2014 A , Pre-Refunded , 5% , 11/01/43 .........
10,895,000 11,375,205
Lakota Local School District ,
GO, 2005, Refunding, NATL Insured, 5.25%, 12/01/26 ...................... 2,000,000 2,445,328
GO, 2014 C, Pre-Refunded, 5%, 12/01/30 ............................... 4,035,000 4,592,867
Lancaster City School District , GO , 2012 , Pre-Refunded , 5% , 10/01/49 ...........
460,000 478,355
Little Miami Local School District ,
GO, 2018, 5%, 11/01/43 ............................................. 1,000,000 1,148,433
GO, 2018, 5%, 11/01/48 ............................................. 2,460,000 2,815,987
Madeira City School District , GO , Refunding , AGMC Insured , 5.25% , 12/01/32 .....
9,605,000 12,792,932
Marysville Exempted Village School District , GO , 2002 , Refunding , NATL Insured , Zero
Cpn., 12/01/21 .................................................... 1,000,000 1,000,000
Miami University ,
Revenue, 2014, Refunding, 5%, 9/01/31 ................................. 2,320,000 2,589,119
Revenue, 2014, Refunding, 5%, 9/01/34 ................................. 3,500,000 3,894,839
Revenue, 2017, Refunding, 5%, 9/01/41 ................................. 5,000,000 5,943,423
Revenue, 2021 A, Refunding, 5%, 9/01/32 ............................... 1,070,000 1,429,378
Revenue, 2021 A, Refunding, 5%, 9/01/33 ............................... 1,055,000 1,404,407
Revenue, 2021 A, Refunding, 5%, 9/01/34 ............................... 1,035,000 1,374,739
Revenue, 2021 A, Refunding, 5%, 9/01/36 ............................... 1,370,000 1,813,160
Miami Valley Career Technology Center , GO , 2018 , 5% , 12/01/44 ...............
20,000,000 24,407,682
Middletown City School District ,
GO, 2014, Pre-Refunded, 5.25%, 12/01/40 ............................... 2,625,000 2,758,293
GO, 2014, Pre-Refunded, 5.25%, 12/01/48 ............................... 15,000,000 15,761,675
New Albany Community Authority ,
Revenue, 2012 C, Refunding, 5%, 10/01/23 .............................. 1,100,000 1,142,586
Revenue, 2012 C, Refunding, 5%, 10/01/24 .............................. 1,250,000 1,298,411
New Albany Plain Local School District , GO , 2013 , Pre-Refunded , 4% , 12/01/49 ....
10,000,000 10,380,813
Northeast Ohio Medical University ,
Revenue, 2021 A, Refunding, 3%, 12/01/21 .............................. 50,000 50,000
Revenue, 2021 A, Refunding, 3%, 12/01/23 .............................. 75,000 78,119
Revenue, 2021 A, Refunding, 5%, 12/01/25 .............................. 125,000 143,517
Revenue, 2021 A, Refunding, 5%, 12/01/27 .............................. 100,000 120,479
Revenue, 2021 A, Refunding, 5%, 12/01/29 .............................. 110,000 136,775
Revenue, 2021 A, Refunding, 3%, 12/01/40 .............................. 500,000 521,390
Revenue, 2021 A, Refunding, 4%, 12/01/45 .............................. 450,000 509,944
Northeast Ohio Regional Sewer District ,
Revenue, 2014, Pre-Refunded, 5%, 11/15/32 ............................. 5,500,000 6,250,425
Revenue, 2014, 4%, 11/15/49 ........................................ 3,740,000 4,040,094
Revenue, 2014, Pre-Refunded, 4%, 11/15/49 ............................. 2,260,000 2,499,984
Revenue, 2017, Refunding, 4%, 11/15/43 ................................ 10,000,000 11,614,516
Revenue, 2019, Refunding, 3%, 11/15/35 ................................ 4,500,000 5,043,161

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Northeastern Local School District ,
GO, 2018, AGMC Insured, 5.25%, 12/01/45 .............................. $ 5,420,000 $ 6,798,519
GO, 2018, AGMC Insured, 4%, 12/01/55 ................................ 5,000,000 5,669,865
Northwest Local School District , GO , 2015 , Pre-Refunded , 5% , 12/01/45 ..........
3,760,000 4,110,972
Norwood City School District ,
GO, 2017 A, Pre-Refunded, 5%, 11/01/46 ............................... 5,000,000 5,959,011
GO, 2017 A, Pre-Refunded, 5.25%, 11/01/51 ............................. 7,645,000 9,194,475
Oakwood City School District , GO , 2019 , 4% , 12/01/48 .......................
6,340,000 7,360,344
a
Ohio Air Quality Development Authority ,
Ohio Valley Electric Corp., Revenue, 2009 B, Mandatory Put, 1.375%, 11/01/24 ... 1,875,000 1,878,317
Ohio Valley Electric Corp., Revenue, 2009 C, Mandatory Put, 1.5%, 11/04/25 ..... 2,000,000 2,002,819
Ohio Center Local Government Capital Asset Financing Program , GO , 2003 , Pre-
Refunded , AGMC Insured , 5.25% , 12/01/23 .............................. 345,000 346,444
Ohio Higher Educational Facility Commission ,
Case Western Reserve University, Revenue, 2016, Refunding, 5%, 12/01/40 ..... 6,000,000 7,184,221
Denison University, Revenue, 2012, 5%, 11/01/26 ......................... 1,445,000 1,471,646
Denison University, Revenue, 2021, 3%, 11/01/50 ......................... 4,250,000 4,515,307
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... 1,540,000 1,794,999
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,360,000 1,576,691
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... 2,900,000 3,354,541
Kenyon College, Revenue, 2016, Refunding, 5%, 7/01/42 ................... 10,500,000 12,292,865
Kenyon College, Revenue, 2017, 5%, 7/01/42 ............................ 1,250,000 1,486,951
Kenyon College, Revenue, 2017, 4%, 7/01/47 ............................ 5,000,000 5,595,163
c
Otterbein Homes Obligated Group, Revenue, 2021 B, Refunding, 4%, 7/01/46 .... 1,085,000 1,234,625
University of Dayton, Revenue, 2018 A, 4%, 12/01/43 ....................... 11,885,000 13,538,958
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/28 ................ 250,000 308,246
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/29 ................ 415,000 523,388
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/30 ................ 400,000 514,617
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/31 ................ 550,000 703,214
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/32 ................ 340,000 433,479
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/33 ................ 130,000 165,439
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/34 ................ 500,000 635,277
University of Dayton, Revenue, 2020, Refunding, 5%, 2/01/35 ................ 1,000,000 1,268,169
University of Dayton, Revenue, 2020, Refunding, 4%, 2/01/36 ................ 900,000 1,062,244
University of Dayton, Revenue, 2020, Refunding, 3%, 2/01/37 ................ 1,335,000 1,449,484
University of Dayton, Revenue, 2020, Refunding, 4%, 2/01/39 ................ 480,000 563,258
University of Dayton, Revenue, 2020, Refunding, 3%, 2/01/40 ................ 500,000 539,953
University of Dayton, Revenue, 2020, Refunding, 4%, 2/01/41 ................ 250,000 292,248
University of Dayton, Revenue, 2020, Refunding, 3%, 2/01/42 ................ 325,000 349,330
Ohio Housing Finance Agency , Revenue , 2020 B , GNMA Insured , 2.1% , 9/01/35 ....
580,000 590,085
Ohio State University (The) , Revenue , 2014 A , 4% , 12/01/30 ...................
4,325,000 4,726,973
Ohio Turnpike & Infrastructure Commission ,
Revenue, 2018 A, 5%, 2/15/43 ........................................ 33,350,000 40,554,591
Revenue, Junior Lien, 2013 A-1, 5.25%, 2/15/33 ........................... 4,200,000 4,442,208
Revenue, Junior Lien, 2013 A-2, BAM Insured, Zero Cpn., 2/15/38 ............. 3,665,000 2,547,711
Revenue, Junior Lien, 2013 A-2, Zero Cpn., 2/15/43 ........................ 10,485,000 6,054,887
Ohio University , Revenue , 2017 A , Refunding , 5% , 12/01/44 ...................
7,000,000 8,294,141
Ohio Water Development Authority ,
Revenue, 2019, 5%, 12/01/38 ........................................ 5,000,000 6,459,305
Revenue, 2021 A, 5%, 12/01/36 ....................................... 2,000,000 2,671,306
Revenue, 2021 A, 5%, 12/01/37 ....................................... 1,750,000 2,331,784
Revenue, 2021 A, 5%, 12/01/38 ....................................... 2,750,000 3,657,199
Revenue, 2021 A, 5%, 12/01/39 ....................................... 1,500,000 1,990,581
Drinking Water Assistance Fund, Revenue, 2019, 5%, 12/01/29 ............... 12,655,000 16,443,407
Water Pollution Control Loan Fund, Revenue, 2019 B, Refunding, 5%, 12/01/44 ... 15,000,000 19,156,442

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Ohio Water Development Authority, (continued)
Water Pollution Control Loan Fund, Revenue, 2020 A, 5%, 6/01/33 ............. $ 7,250,000 $ 9,548,263
Water Pollution Control Loan Fund, Revenue, 2020 A, 5%, 12/01/38 ............ 5,405,000 7,025,598
Water Pollution Control Loan Fund, Revenue, 2020 A, 5%, 12/01/39 ............ 5,000,000 6,486,553
Water Pollution Control Loan Fund, Revenue, 2020 B, 4%, 12/01/37 ............ 14,160,000 17,271,991
Olentangy Local School District ,
GO, 2016, 4%, 12/01/46 ............................................. 15,235,000 16,857,028
GO, 2020 A, 3%, 12/01/38 ........................................... 500,000 554,698
Perrysburg Exempted Village School District , GO , 2015 , 5% , 12/01/38 ............
3,225,000 3,607,182
Princeton City School District ,
GO, 2014, Pre-Refunded, 5%, 12/01/39 ................................. 12,000,000 13,671,841
GO, 2014, Refunding, Zero Cpn., 12/01/40 ............................... 6,000,000 4,052,140
GO, 2014, Refunding, Zero Cpn., 12/01/41 ............................... 6,000,000 3,937,350
Reading Community City School District , GO , 2016 A , 5% , 11/01/46 .............
2,000,000 2,225,429
Riverside Local School District , GO , 2017 A , Pre-Refunded , BAM Insured , 5% ,
10/01/47 ........................................................ 5,000,000 5,537,024
South-Western City School District , GO , 2019 A , 4% , 12/01/48 .................
3,500,000 4,067,466
Springboro Community City School District ,
GO, 2007, Refunding, AGMC Insured, 5.25%, 12/01/27 ..................... 5,175,000 6,402,823
GO, 2007, Refunding, AGMC Insured, 5.25%, 12/01/28 ..................... 2,000,000 2,531,677
State of Ohio ,
GO, 2017 A, 5%, 3/15/36 ............................................ 5,000,000 5,497,682
GO, 2018 A, 5%, 6/15/38 ............................................ 10,000,000 11,666,281
GO, 2019 A, 5%, 5/01/36 ............................................ 11,000,000 13,337,470
GO, 2019 A, 5%, 6/15/38 ............................................ 6,500,000 8,265,549
GO, 2020 C, 5%, 3/01/37 ............................................ 2,185,000 2,900,057
GO, 2020 C, 5%, 3/01/38 ............................................ 2,300,000 3,046,960
GO, 2020 C, 5%, 3/01/39 ............................................ 1,750,000 2,313,502
GO, 2021 A, 5%, 5/01/40 ............................................ 2,675,000 3,544,586
GO, 2021 A, 5%, 6/15/41 ............................................ 2,380,000 3,155,414
GO, V, 5%, 5/01/33 ................................................ 1,000,000 1,245,583
GO, V, 5%, 5/01/34 ................................................ 4,000,000 4,975,290
GO, W, 5%, 5/01/32 ................................................ 1,035,000 1,357,773
GO, W, 5%, 5/01/33 ................................................ 1,600,000 2,095,214
GO, W, 5%, 5/01/35 ................................................ 1,125,000 1,468,028
Revenue, 2021 A, 5%, 2/01/29 ........................................ 2,400,000 3,064,687
Revenue, 2021 A, 5%, 2/01/30 ........................................ 3,300,000 4,305,069
Revenue, 2021 A, 5%, 2/01/31 ........................................ 2,900,000 3,865,436
Cleveland Clinic Health System Obligated Group, Revenue, 2017 A, Refunding,
3.25%, 1/01/35 .................................................. 10,000,000 11,033,949
Cleveland Clinic Health System Obligated Group, Revenue, 2021 B, Refunding, 5%,
1/01/33 ........................................................ 2,415,000 3,249,755
Cleveland Clinic Health System Obligated Group, Revenue, 2021 B, Refunding, 5%,
1/01/34 ........................................................ 2,425,000 3,254,344
Department of Administrative Services, Revenue, 2021 A, 5%, 4/01/38 .......... 1,000,000 1,312,113
Department of Administrative Services, Revenue, 2021 A, 5%, 4/01/39 .......... 1,000,000 1,309,360
Department of Administrative Services, Revenue, 2021 A, 5%, 4/01/40 .......... 1,110,000 1,450,798
Department of Administrative Services, Revenue, 2021 A, 5%, 4/01/41 .......... 750,000 977,925
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/37 1,000,000 1,150,572
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/39 875,000 1,003,580
University Hospitals Health System, Inc. Obligated Group, Revenue, 2020 A,
Refunding, 3%, 1/15/45 ............................................ 5,000,000 5,212,964

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Switzerland of Ohio Local School District , GO , 2013 , Pre-Refunded , 4% , 12/01/37 ...
$ 5,500,000 $ 5,805,878
Sycamore Community City School District , GO , 2020 , 4% , 12/01/45 .............
6,500,000 7,663,949
Sylvania City School District , GO , 2015 , Refunding , BAM Insured , 5% , 12/01/36 ....
9,700,000 11,058,562
Three Rivers Local School District , GO , 2014 , Refunding , 5% , 12/01/39 ...........
5,885,000 6,606,576
Toledo City School District , GO , 2012 B , Pre-Refunded , 5% , 12/01/32 ............
7,830,000 8,206,156
Toledo-Lucas County Port Authority ,
Revenue, 2021 A, 2%, 11/15/31 ....................................... 430,000 430,130
Revenue, 2021 A, 3%, 5/15/51 ........................................ 1,160,000 1,169,659
ParkUToledo, Inc., Revenue, 2021, 4%, 1/01/46 ........................... 1,625,000 1,781,732
ParkUToledo, Inc., Revenue, 2021, 4%, 1/01/51 ........................... 2,840,000 3,100,928
ParkUToledo, Inc., Revenue, 2021, 4%, 1/01/57 ........................... 6,000,000 6,523,943
University of Akron (The) ,
Revenue, 2015 A, Refunding, 5%, 1/01/31 ............................... 4,365,000 4,915,133
Revenue, 2016 A, Refunding, BAM Insured, 5%, 1/01/34 .................... 6,000,000 7,099,006
Revenue, 2016 A, Refunding, 5%, 1/01/36 ............................... 11,065,000 13,067,712
Revenue, 2016 A, Refunding, 5%, 1/01/38 ............................... 13,225,000 15,583,089
Revenue, 2018 A, Refunding, 5%, 1/01/42 ............................... 5,725,000 6,999,651
University of Cincinnati ,
Revenue, 2013 C, Pre-Refunded, 5%, 6/01/39 ............................ 6,255,000 6,843,344
Revenue, 2018 A, Refunding, 4%, 6/01/48 ............................... 10,000,000 11,440,267
Upper Arlington City School District , GO , 2018 A , 5% , 12/01/48 .................
13,000,000 15,713,923
Village of Bluffton ,
Blanchard Valley Health System Obligated Group, Revenue, 2017, Refunding, 4%,
12/01/33 ....................................................... 1,655,000 1,889,845
Blanchard Valley Health System Obligated Group, Revenue, 2017, Refunding, 4%,
12/01/34 ....................................................... 1,900,000 2,166,208
Warren County Port Authority ,
Ohio Communities Accelerator Fund, Revenue, 2021 C, 4%, 12/01/41 .......... 2,075,000 2,216,494
Ohio Communities Accelerator Fund, Revenue, 2021 C, 4%, 12/01/55 .......... 3,500,000 3,675,824
Ohio Communities Accelerator Fund, Revenue, 2021 D, 5%, 12/01/46 .......... 3,895,000 4,284,922
Warren County Port Authority Ohio Communities Accelerator Fund, Revenue, 2020
D-1, Refunding, 3%, 12/01/30 ....................................... 525,000 534,166
Warren County Port Authority Ohio Communities Accelerator Fund, Revenue, 2020
D-1, Refunding, 4%, 12/01/40 ....................................... 1,390,000 1,467,428
Warren County Port Authority Ohio Communities Accelerator Fund, Revenue, 2020
D-1, Refunding, 4%, 12/01/52 ....................................... 1,930,000 1,999,402
Warrensville Heights City School District ,
GO, 2019 A, Pre-Refunded, BAM Insured, 5%, 12/01/44 ..................... 460,000 523,346
GO, 2019 A, BAM Insured, 5%, 12/01/44 ................................ 190,000 212,816
GO, 2019 A, Pre-Refunded, BAM Insured, 5.25%, 12/01/55 .................. 1,740,000 1,992,568
West Carrollton City School District ,
GO, 2020 A, 3%, 12/01/44 ........................................... 2,540,000 2,707,283
GO, 2020 A, 3%, 12/01/49 ........................................... 1,645,000 1,744,534
GO, 2020 A, 4%, 12/01/56 ........................................... 3,500,000 3,931,015
Westerville City School District , GO , 2006 , Refunding , XLCA Insured , 5% , 12/01/27 ..
3,820,000 4,645,306
Willoughby-Eastlake City School District , GO , 2016 , Pre-Refunded , 5% , 12/01/46 ...
10,000,000 11,778,288
Winton Woods City School District , GO , 2017 , Refunding , 4% , 11/01/43 ...........
7,000,000 7,962,732
Wright State University , Revenue , 2021 A , Refunding , BAM Insured , 5% , 5/01/30 ...
1,285,000 1,656,945
Xenia Community School District , GO , 2014 , Pre-Refunded , 5% , 12/01/40 .........
7,285,000 8,280,485
1,550,227,673
Tennessee 0.1%
a
Tennessee Energy Acquisition Corp. , Revenue , 2021 A , Mandatory Put , 5% , 11/01/31 1,500,000 1,941,441

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 200 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 0.1%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/38 $ 300,000 $ 308,000
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 3%, 9/01/47 1,000,000 1,013,383
1,321,383
Washington 0.2%
Washington Health Care Facilities Authority , CommonSpirit Health Obligated Group ,
Revenue , 2019 A-2 , Refunding , 5% , 8/01/44 ............................. 2,500,000 3,073,212
Wisconsin 0.6%
d
Public Finance Authority , Affordable Housing Preservation Corp. Obligated Group ,
Revenue , 144A, 2021 , 5.25% , 12/01/22 ................................. 11,000,000 11,000,000
U.S. Territories 0.5%
Puerto Rico 0.5%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,000,000 1,084,468
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,089,043
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 800,000 863,579
Revenue, 2007 N, Refunding, AGMC, FGIC Insured, 5.25%, 7/01/39 ........... 540,000 586,817
Revenue, CC, Refunding, AGMC Insured, 5.25%, 7/01/34 ................... 800,000 867,920
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 1,870,000 2,104,278
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 940,000 1,024,977
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/33 .. 440,000 562,653
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/35 .. 235,000 298,416
8,482,151
Total U.S. Territories .................................................................... 8,482,151
Total Municipal Bonds (Cost $1,534,121,844) ...................................
1,642,975,955
a a a a
Short Term Investments 2.1%
Municipal Bonds 2.1%
Ohio 2.1%
e
County of Allen , Bon Secours Mercy Health, Inc. , Revenue , 2010 C , LOC Bank of
Montreal , Daily VRDN and Put , 0.02% , 6/01/34 ........................... 35,380,000 35,380,000
Total Municipal Bonds (Cost $35,380,000) ......................................
35,380,000
Total Short Term Investments (Cost $35,380,000 ) ................................
35,380,000
a
Total Investments (Cost $1,569,501,844) 98.6% ..................................
$1,678,355,955
Other Assets, less Liabilities 1.4% .............................................
24,229,161
Net Assets 100.0% ...........................................................
$1,702,585,116
a
The maturity date shown represents the mandatory put date.
b
Security purchased on a when-issued basis.
c
A portion or all of the security purchased on a delayed delivery basis.

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Ohio Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2021, the value of this security was $11,000,000, representing 0.6% of net assets.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2021
Franklin Oregon Tax-Free Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.0%
Alabama 0.6%
a
Southeast Energy Authority A Cooperative District , Revenue , 2021 B , Mandatory Put ,
4% , 12/01/31 ..................................................... $ 6,500,000 $ 7,827,428
Illinois 1.6%
b
Metropolitan Pier & Exposition Authority , Revenue , 2022 A , Refunding , 4% , 12/15/42 . 5,000,000 5,723,418
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 3,750,000 4,387,291
GO, 2017 D, 5%, 11/01/26 ........................................... 1,000,000 1,187,101
GO, 2017 D, 5%, 11/01/27 ........................................... 1,000,000 1,210,136
GO, 2019 B, 4%, 11/01/33 ........................................... 500,000 578,936
GO, 2020 B, 5%, 10/01/29 ........................................... 1,000,000 1,254,367
GO, 2020 B, 4%, 10/01/33 ........................................... 1,500,000 1,762,357
GO, 2020 C, 4%, 10/01/42 ........................................... 1,000,000 1,152,392
GO, 2021 A, 5%, 3/01/33 ............................................ 1,000,000 1,278,302
GO, 2021 A, 5%, 3/01/35 ............................................ 2,250,000 2,863,818
21,398,118
New Jersey 1.2%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 4%, 6/15/50 ....................................... 500,000 557,556
Revenue, 2020 AA, 4%, 6/15/35 ....................................... 1,000,000 1,172,410
Revenue, 2020 AA, 5%, 6/15/35 ....................................... 1,000,000 1,276,162
Revenue, 2020 AA, 4%, 6/15/40 ....................................... 2,000,000 2,314,180
Revenue, 2020 AA, 4%, 6/15/45 ....................................... 1,000,000 1,141,351
Revenue, 2020 AA, 3%, 6/15/50 ....................................... 1,000,000 1,036,636
Revenue, 2020 AA, 4%, 6/15/50 ....................................... 1,000,000 1,135,421
Revenue, 2021 A, Refunding, 5%, 6/15/33 ............................... 1,250,000 1,621,205
Revenue, 2021 A, Refunding, 4%, 6/15/36 ............................... 2,000,000 2,349,433
State of New Jersey , GO , 2020 A , 5% , 6/01/28 .............................
2,250,000 2,796,159
15,400,513
New York 0.5%
Metropolitan Transportation Authority ,
Revenue, 2021 A-1, 4%, 11/15/46 ..................................... 800,000 915,937
Revenue, 2021 A-1, 4%, 11/15/48 ..................................... 4,700,000 5,370,362
6,286,299
Oregon 91.9%
Astoria Hospital Facilities Authority ,
Columbia Lutheran Charities Obligated Group, Revenue, 2012, Refunding, 5%,
8/01/28 ........................................................ 1,325,000 1,364,766
Columbia Lutheran Charities Obligated Group, Revenue, 2016, 5%, 8/01/41 ...... 4,250,000 4,943,028
Columbia Lutheran Charities Obligated Group, Revenue, 2016, 4%, 8/01/46 ...... 1,750,000 1,915,990
Benton & Polk School District No. 17J , GO , 2010 B , Zero Cpn ., 6/15/31 ...........
1,000,000 864,200
Central Lincoln People's Utility District JATC, Inc. , Revenue , 2016 , 5% , 12/01/45 ....
2,900,000 3,323,469
City of Beaverton ,
Water, Revenue, 2020, 5%, 4/01/35 .................................... 1,675,000 2,158,108
Water, Revenue, 2020, 5%, 4/01/36 .................................... 1,760,000 2,262,562
Water, Revenue, 2020, 5%, 4/01/37 .................................... 1,850,000 2,373,165
Water, Revenue, 2020, 5%, 4/01/38 .................................... 1,940,000 2,484,351
Water, Revenue, 2020, 5%, 4/01/39 .................................... 2,040,000 2,607,435
Water, Revenue, 2020, 5%, 4/01/40 .................................... 2,140,000 2,730,822
City of Eugene ,
Electric Utility System, Revenue, 2017, 5%, 8/01/47 ........................ 3,580,000 4,257,540
Electric Utility System, Revenue, 2020 A, 4%, 8/01/45 ...................... 4,170,000 4,951,054

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
City of Eugene, (continued)
Electric Utility System, Revenue, 2020 A, 4%, 8/01/49 ...................... $ 2,500,000 $ 2,955,437
City of Forest Grove ,
Oak Tree Foundation, Inc., Revenue, 2017, Refunding, 4%, 3/01/37 ............ 3,500,000 3,696,303
Pacific University, Revenue, 2015 A, Refunding, 5%, 5/01/36 ................. 2,500,000 2,798,772
b
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/26 ................. 335,000 387,419
b
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/27 ................. 1,195,000 1,411,963
b
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/30 ................. 1,385,000 1,709,097
b
Pacific University, Revenue, 2022 A, Refunding, 5%, 5/01/31 ................. 1,450,000 1,811,349
b
Pacific University, Revenue, 2022 A, Refunding, 4%, 5/01/34 ................. 500,000 568,754
b
Pacific University, Revenue, 2022 A, Refunding, 4%, 5/01/35 ................. 490,000 555,890
b
Pacific University, Revenue, 2022 A, Refunding, 4%, 5/01/38 ................. 1,980,000 2,241,879
b
Pacific University, Revenue, 2022 A, Refunding, 4%, 5/01/40 ................. 1,715,000 1,932,732
City of Keizer , Special Assessment , 2008 , 5.2% , 6/01/31 ......................
1,460,000 1,466,047
City of Portland ,
Tax Allocation, 2012 B, Refunding, 5%, 6/15/22 ........................... 1,035,000 1,061,662
Tax Allocation, 2012 C, 5%, 6/15/28 .................................... 1,000,000 1,024,224
Tax Allocation, 2012 C, 5%, 6/15/30 .................................... 1,000,000 1,023,950
Sewer System, Revenue, Second Lien, 2020 A, 4%, 3/01/34 ................. 5,000,000 6,134,472
Water System, Revenue, Second Lien, 2019 A, 5%, 5/01/44 .................. 5,500,000 7,008,907
City of Tigard ,
Water, Revenue, 2012, Pre-Refunded, 5%, 8/01/37 ........................ 11,050,000 11,405,000
Water, Revenue, 2012, Pre-Refunded, 5%, 8/01/42 ........................ 20,915,000 21,586,930
Water, Revenue, 2015, 5%, 8/01/45 .................................... 23,545,000 26,822,299
Clackamas Community College District ,
GO, 2017 A, 5%, 6/15/38 ............................................ 760,000 920,273
GO, 2017 A, 5%, 6/15/39 ............................................ 1,000,000 1,209,268
GO, 2017 A, 5%, 6/15/40 ............................................ 1,250,000 1,509,870
Clackamas County School District No. 12 North Clackamas ,
GO, 2017 A, Zero Cpn ., 6/15/40 ....................................... 10,000,000 5,061,271
GO, 2017 A, Zero Cpn ., 6/15/41 ....................................... 17,030,000 8,216,149
GO, 2017 A, Zero Cpn ., 6/15/42 ....................................... 16,625,000 7,644,068
GO, 2017 B, 5%, 6/15/34 ............................................ 8,000,000 9,737,722
GO, 2017 B, 5%, 6/15/37 ............................................ 10,000,000 12,123,412
GO, 2018, 5%, 6/15/42 ............................................. 1,750,000 2,162,958
Clackamas County School District No. 46 Oregon Trail ,
GO, Zero Cpn ., 6/15/37 ............................................. 12,130,000 8,886,769
GO, Zero Cpn ., 6/15/38 ............................................. 12,495,000 8,893,291
Clackamas County School District No. 7J Lake Oswego , GO , 2005 , Refunding , AGMC
Insured , 5.25% , 6/01/25 ............................................. 3,075,000 3,585,283
Clackamas County School District No. 86 Canby ,
GO, 2020 A, Refunding, 4%, 6/15/35 ................................... 580,000 701,749
GO, 2020 A, Refunding, 4%, 6/15/36 ................................... 3,000,000 3,622,218
GO, 2020 A, Refunding, 4%, 6/15/38 ................................... 2,815,000 3,385,141
GO, 2020 A, Refunding, 4%, 6/15/40 ................................... 2,670,000 3,198,941
Clackamas River Water , Revenue , 2016 , 5% , 11/01/43 .......................
1,970,000 2,219,602
Coos County School District No. 13 North Bend , GO , 2002 , AGMC Insured , 5% ,
6/15/22 ......................................................... 55,000 55,213
Coos County School District No. 9 Coos Bay , GO , 2018 , 5% , 6/15/43 ............
5,005,000 6,141,885
County of Yamhill ,
c
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/24 .............. 750,000 822,385
c
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/28 .............. 875,000 1,028,828
c
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/31 .............. 990,000 1,206,008
c
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/36 .............. 1,200,000 1,443,933

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
County of Yamhill, (continued)
c
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/41 .............. $ 1,505,000 $ 1,782,853
c
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/46 .............. 1,005,000 1,170,812
c
George Fox University, Revenue, 2021, Refunding, 4%, 12/01/51 .............. 2,830,000 3,278,591
Linfield University, Revenue, 2020 A, Refunding, 5%, 10/01/40 ................ 7,010,000 8,783,744
Crook County School District ,
GO, 2013, Pre-Refunded, 5%, 6/15/34 .................................. 4,475,000 4,798,868
GO, 2013, Pre-Refunded, 5%, 6/15/37 .................................. 8,090,000 8,675,495
Deschutes County Hospital Facilities Authority ,
St. Charles Health System Obligated Group, Revenue, 2020 A, 4%, 1/01/49 ...... 5,160,000 6,037,829
St. Charles Health System, Inc., Revenue, 2016 A, Refunding, 5%, 1/01/48 ...... 8,440,000 9,665,134
Hospital Facilities Authority of Multnomah County Oregon , Terwilliger Plaza, Inc.
Obligated Group , Revenue , 2012 , Refunding , 5% , 12/01/29 .................. 3,690,000 3,806,182
Jackson County School District No. 5 Ashland ,
GO, 2019, 5%, 6/15/42 ............................................. 5,970,000 7,486,868
GO, 2019, 5%, 6/15/43 ............................................. 6,495,000 8,131,967
GO, 2019, 5%, 6/15/44 ............................................. 6,000,000 7,498,245
Jackson County School District No. 6 Central Point ,
GO, 2019 B, Zero Cpn ., 6/15/40 ....................................... 705,000 426,076
GO, 2019 B, Zero Cpn ., 6/15/41 ....................................... 710,000 411,517
GO, 2019 B, Zero Cpn ., 6/15/42 ....................................... 610,000 339,421
GO, 2019 B, Zero Cpn ., 6/15/43 ....................................... 820,000 438,647
GO, 2019 B, Zero Cpn ., 6/15/44 ....................................... 1,115,000 572,195
GO, 2019 B, Zero Cpn ., 6/15/45 ....................................... 985,000 486,352
GO, 2019 B, Zero Cpn ., 6/15/46 ....................................... 1,190,000 562,647
GO, 2019 B, Zero Cpn ., 6/15/47 ....................................... 1,170,000 532,231
GO, 2019 B, Zero Cpn ., 6/15/48 ....................................... 1,320,000 577,755
GO, 2019 B, Zero Cpn ., 6/15/49 ....................................... 1,270,000 534,644
Jefferson County School District No. 509J ,
GO, 2013, Pre-Refunded, 5%, 6/15/30 .................................. 3,000,000 3,217,118
GO, 2013, Pre-Refunded, 5%, 6/15/31 .................................. 1,410,000 1,512,046
Klamath County School District ,
GO, 2013, Pre-Refunded, 5%, 6/15/29 .................................. 1,155,000 1,238,590
GO, 2013, Pre-Refunded, 5%, 6/15/30 .................................. 1,095,000 1,174,248
GO, 2013, Pre-Refunded, 5%, 6/15/31 .................................. 1,000,000 1,072,373
Klamath Falls Intercommunity Hospital Authority , Sky Lakes Medical Center, Inc. ,
Revenue , 2016 , Refunding , 5% , 9/01/46 ................................. 1,000,000 1,164,940
Lane & Douglas Counties School District No. 28J Fern Ridge ,
GO, 2014 A, Refunding, 5%, 6/15/30 ................................... 3,175,000 3,759,267
GO, 2014 A, Pre-Refunded, 5%, 6/15/33 ................................ 2,115,000 2,530,762
GO, 2014 A, Pre-Refunded, 5%, 6/15/36 ................................ 2,000,000 2,393,155
Lane Community College , GO , 2020 A , 4% , 6/15/40 .........................
1,200,000 1,440,916
Lebanon Rural Fire Protection District , GO , 2020 , BAM Insured , 4% , 6/15/45 .......
5,000,000 5,544,031
Marion & Linn Counties School District No. 14J Jefferson , GO , 2017 B , 5% , 6/15/41 .
1,360,000 1,620,113
Marion County School District No. 103 Woodburn ,
GO, 2015, Pre-Refunded, 5%, 6/15/33 .................................. 2,930,000 3,388,086
GO, 2015, Pre-Refunded, 5%, 6/15/34 .................................. 3,200,000 3,700,298
GO, 2015, Pre-Refunded, 5%, 6/15/35 .................................. 2,075,000 2,399,412
Medford Hospital Facilities Authority ,
Asante Health System Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/45 4,500,000 5,680,347
Rogue Valley Manor, Revenue, 2013 A, Refunding, 5%, 10/01/33 .............. 1,500,000 1,594,078
Rogue Valley Manor, Revenue, 2013 A, Refunding, 5%, 10/01/42 .............. 9,420,000 9,966,978
Metro ,
County of Multnomah, Revenue, 2017, 5%, 6/15/42 ........................ 7,500,000 8,994,814

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Metro, (continued)
County of Multnomah, Revenue, 2017, 5%, 6/15/47 ........................ $ 10,950,000 $ 12,932,990
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow ,
GO, 2017 B, 5%, 6/15/37 ............................................ 7,885,000 9,559,310
GO, 2019 A, Zero Cpn ., 6/15/39 ....................................... 9,500,000 5,766,161
Multnomah County School District No. 40 ,
GO, 2012 B, Zero Cpn ., 6/15/24 ....................................... 1,640,000 1,619,373
GO, 2012 B, Zero Cpn ., 6/15/25 ....................................... 1,325,000 1,293,284
GO, 2012 B, Zero Cpn ., 6/15/26 ....................................... 2,585,000 2,486,841
GO, 2012 B, Zero Cpn ., 6/15/27 ....................................... 2,655,000 2,508,691
GO, 2012 B, Zero Cpn ., 6/15/28 ....................................... 2,495,000 2,308,721
GO, 2012 B, Zero Cpn ., 6/15/29 ....................................... 2,595,000 2,348,724
GO, 2012 B, Zero Cpn ., 6/15/30 ....................................... 1,885,000 1,666,504
GO, 2012 B, Zero Cpn ., 6/15/31 ....................................... 2,030,000 1,751,008
GO, 2012 B, Zero Cpn ., 6/15/32 ....................................... 2,000,000 1,687,131
Multnomah-Clackamas Counties Centennial School District No. 28JT ,
GO, 2020, Refunding, 4%, 6/15/38 ..................................... 1,050,000 1,272,035
GO, 2020, Refunding, 4%, 6/15/39 ..................................... 2,250,000 2,710,309
GO, 2020, Refunding, 5%, 6/15/50 ..................................... 24,655,000 31,341,009
Oregon City School District No. 62 ,
GO, 2014, Pre-Refunded, AGMC Insured, 5%, 6/01/29 ...................... 440,000 490,637
GO, 2014, Pre-Refunded, AGMC Insured, 5%, 6/01/29 ...................... 560,000 625,191
GO, 2014, Pre-Refunded, AGMC Insured, 5%, 6/01/34 ...................... 780,000 869,765
GO, 2014, Pre-Refunded, AGMC Insured, 5%, 6/01/34 ...................... 990,000 1,105,248
GO, 2014, Pre-Refunded, AGMC Insured, 5%, 6/01/39 ...................... 550,000 613,296
GO, 2014, Pre-Refunded, AGMC Insured, 5%, 6/01/39 ...................... 700,000 781,489
GO, 2018 B, Refunding, 5%, 6/15/49 ................................... 20,000,000 24,655,140
Oregon Health & Science University , Oregon Health & Science University Obligated
Group , Revenue , 2017 A , 5% , 7/01/42 .................................. 10,000,000 12,152,849
Oregon State Facilities Authority ,
CHF-Ashland LLC, Revenue, 2012, Pre-Refunded, AGMC Insured, 5%, 7/01/44 ... 3,910,000 4,019,937
d
CHNW Clifton House LLC, Revenue, 144A, A, 4%, 10/01/26 ................. 1,405,000 1,465,748
d
CHNW Clifton House LLC, Revenue, 144A, A, 5%, 10/01/36 ................. 1,670,000 1,795,736
d
CHNW Clifton House LLC, Revenue, 144A, A, 5%, 10/01/48 ................. 4,000,000 4,279,027
Legacy Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 6/01/46 ...... 8,000,000 9,315,393
Providence St. Joseph Health Obligated Group, Revenue, 2015 C, 5%, 10/01/45 .. 4,000,000 4,607,434
Samaritan Health Services, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%,
10/01/41 ....................................................... 7,800,000 9,056,419
Samaritan Health Services, Inc. Obligated Group, Revenue, 2016 A, Pre-Refunded,
5%, 10/01/46 ................................................... 220,000 264,293
Samaritan Health Services, Inc. Obligated Group, Revenue, 2016 A, 5%, 10/01/46 . 3,280,000 3,785,368
Samaritan Health Services, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%,
10/01/40 ....................................................... 8,125,000 10,143,404
Willamette University, Revenue, 2016 B, Refunding, 5%, 10/01/40 ............. 1,950,000 2,251,393
Willamette University, Revenue, 2021 A, Refunding, 4%, 10/01/51 ............. 35,120,000 40,034,285
Oregon State Lottery ,
Revenue, 2013 A, Pre-Refunded, 5%, 4/01/28 ............................ 5,800,000 6,169,015
Revenue, 2013 A, Pre-Refunded, 5%, 4/01/32 ............................ 5,000,000 5,318,116
Oregon State University , Revenue , 2015 A , 5% , 4/01/45 ......................
12,500,000 14,187,046
Port of Portland ,
Airport, Revenue, Twenty-Five A, 5%, 7/01/49 ............................ 12,425,000 15,312,837
Airport, Revenue, Twenty-Five B, 5%, 7/01/44 ............................ 16,250,000 19,964,043
Airport, Revenue, Twenty-Four A, 5%, 7/01/47 ............................ 4,700,000 5,577,292
Airport, Revenue, Twenty-Four B, 5%, 7/01/47 ............................ 9,395,000 11,067,404
Airport, Revenue, Twenty-Seven A, 5%, 7/01/38 ........................... 10,000,000 12,572,557

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Port of Portland, (continued)
Airport, Revenue, Twenty-Six A, Refunding, 5%, 7/01/33 .................... $ 1,150,000 $ 1,486,141
Airport, Revenue, Twenty-Six A, Refunding, 4%, 7/01/37 .................... 600,000 715,941
Airport, Revenue, Twenty-Six A, Refunding, 4%, 7/01/40 .................... 500,000 592,903
Airport, Revenue, Twenty-Six B, Refunding, 5%, 7/01/37 .................... 800,000 1,025,928
Airport, Revenue, Twenty-Six B, Refunding, 5%, 7/01/40 .................... 675,000 860,991
Airport, Revenue, Twenty-Six C, Refunding, 5%, 7/01/28 .................... 1,300,000 1,615,852
Salem Hospital Facility Authority ,
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/33 ............. 555,000 639,100
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/38 ............. 500,000 572,284
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/43 ............. 2,250,000 2,559,727
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/48 ............. 2,700,000 3,060,538
Capital Manor, Inc. Obligated Group, Revenue, 2018, 5%, 5/15/53 ............. 1,000,000 1,128,971
Salem Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 5/15/46 ....... 40,500,000 46,835,881
Salem-Keizer School District No. 24J ,
GO, 2009 B, Zero Cpn ., 6/15/30 ....................................... 8,500,000 7,495,659
GO, 2020 C, 4%, 6/15/37 ............................................ 5,000,000 6,045,801
GO, 2020 C, 4%, 6/15/38 ............................................ 10,000,000 12,025,368
Santiam Canyon School District 129J ,
GO, 2019, 5%, 6/15/39 ............................................. 1,000,000 1,262,830
GO, 2019, 5%, 6/15/44 ............................................. 2,330,000 2,911,819
Seaside School District No. 10 ,
GO, 2017 B, 5%, 6/15/35 ............................................ 2,000,000 2,429,294
GO, 2017 B, 5%, 6/15/36 ............................................ 2,500,000 3,030,908
State of Oregon ,
GO, 2007 A, 4.7%, 8/01/42 ........................................... 3,050,000 3,059,244
GO, 2015 M, Pre-Refunded, 5%, 8/01/45 ................................ 3,315,000 3,862,201
GO, 2015 O, Pre-Refunded, 5%, 8/01/40 ................................ 7,005,000 8,161,303
GO, 2017 A, 5%, 5/01/42 ............................................ 10,000,000 11,996,893
GO, 2017 H, 5%, 8/01/42 ............................................ 15,000,000 18,129,018
GO, 2019 A, 5%, 5/01/44 ............................................ 5,000,000 6,269,223
GO, 2019 G, 5%, 8/01/44 ............................................ 25,370,000 32,015,755
GO, 2020 E, Refunding, 5%, 6/01/39 ................................... 1,785,000 2,307,391
GO, 2020 E, Refunding, 5%, 6/01/40 ................................... 1,640,000 2,116,462
GO, H, Pre-Refunded, 5%, 5/01/36 .................................... 1,000,000 1,020,090
GO, L, Refunding, 5%, 8/01/42 ........................................ 3,270,000 3,952,126
Department of Transportation, Revenue, Sub. Lien, 2019 A, Refunding, 5%, 11/15/37 12,500,000 16,046,033
Department of Transportation, Revenue, Sub. Lien, 2019 A, Refunding, 5%, 11/15/42 30,000,000 38,149,596
Department of Transportation, Revenue, Sub. Lien, 2020 A, 5%, 11/15/40 ....... 25,000,000 32,629,118
Housing & Community Services Department, Revenue, 2018 B, 2.9%, 7/01/43 .... 19,150,000 19,987,033
Housing & Community Services Department, Revenue, 2019 A, 2.9%, 7/01/43 .... 13,820,000 14,525,197
Tillamook & Yamhill Counties School District No. 101 Nestucca Valley ,
GO, 2018 B, 5%, 6/15/36 ............................................ 2,850,000 3,526,370
GO, 2018 B, 5%, 6/15/37 ............................................ 2,520,000 3,112,636
Tri-County Metropolitan Transportation District of Oregon ,
Revenue, 2012 A, Pre-Refunded, 5%, 9/01/37 ............................ 11,000,000 11,397,262
Revenue, 2015 A, Pre-Refunded, 5%, 9/01/40 ............................ 6,000,000 7,010,183
Revenue, 2018 A, 5%, 10/01/32 ....................................... 6,865,000 8,390,100
Revenue, 2018 A, 4%, 9/01/48 ........................................ 7,850,000 8,967,112
Revenue, 2018 A, Pre-Refunded, 5%, 9/01/48 ............................ 18,505,000 22,975,760
Revenue, Senior Lien, 2017 A, Pre-Refunded, 5%, 9/01/41 ................... 18,650,000 22,505,354
Revenue, Senior Lien, 2019 A, 4%, 9/01/39 .............................. 2,550,000 3,046,704

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon (continued)
Umatilla County School District No. 16R Pendleton , GO , 2014 A , Pre-Refunded , 5% ,
6/15/37 ......................................................... $ 4,970,000 $ 5,557,537
University of Oregon ,
Revenue, 2015 A, 5%, 4/01/45 ........................................ 20,000,000 22,635,788
Revenue, 2016 A, 5%, 4/01/46 ........................................ 11,690,000 13,603,814
Revenue, 2020 A, 5%, 4/01/50 ........................................ 20,000,000 25,229,986
d
Warm Springs Reservation Confederated Tribe ,
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/33 ......................... 250,000 304,437
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/34 ......................... 200,000 243,108
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/36 ......................... 750,000 909,357
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/39 ......................... 700,000 844,345
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin ,
GO, 2017, 5%, 6/15/36 ............................................. 9,400,000 11,413,145
GO, 2017, 5%, 6/15/37 ............................................. 6,000,000 7,274,047
Washington & Multnomah Counties School District No. 48J Beaverton ,
GO, 2014 B, Pre-Refunded, 5%, 6/15/33 ................................ 8,000,000 8,945,733
GO, 2014 B, Pre-Refunded, 5%, 6/15/34 ................................ 11,000,000 12,300,384
GO, 2017 D, 5%, 6/15/35 ............................................ 10,000,000 12,158,499
GO, 2017 D, 5%, 6/15/36 ............................................ 10,000,000 12,141,643
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO, 2018 A, Zero Cpn ., 6/15/38 ....................................... 2,350,000 1,404,244
GO, 2018 A, Zero Cpn ., 6/15/39 ....................................... 3,275,000 1,869,623
Washington County School District No. 15 Forest Grove ,
GO, 2012 B, Zero Cpn ., 6/15/29 ....................................... 2,545,000 2,279,461
GO, 2012 B, Zero Cpn ., 6/15/30 ....................................... 2,490,000 2,171,740
GO, 2012 B, Zero Cpn ., 6/15/31 ....................................... 3,140,000 2,667,775
Yachats Rural Fire Protection District , GO , 2017 , AGMC Insured , 5% , 6/15/47 ......
1,600,000 1,886,033
1,217,032,710
Texas 0.0%
†
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/30 250,000 313,918
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/31 250,000 318,259
632,177
Washington 0.2%
Washington Health Care Facilities Authority , CommonSpirit Health Obligated Group ,
Revenue , 2019 A-2 , Refunding , 5% , 8/01/44 ............................. 2,000,000 2,458,570
Wisconsin 0.6%
d
Public Finance Authority , Affordable Housing Preservation Corp. Obligated Group ,
Revenue , 144A, 2021 , 5.25% , 12/01/22 ................................. 8,600,000 8,600,000
U.S. Territories 1.4%
Puerto Rico 1.4%
Children's Trust Fund , Revenue , 2002 , 5.625% , 5/15/43 ......................
6,000,000 6,035,230
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,300,000 1,409,808
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,089,043
e
Revenue, WW-RSA-1, 5.25%, 7/01/33 .................................. 7,040,000 6,952,000
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 1,100,000 1,187,421
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,000,000 1,086,566

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Oregon Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 200 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Highway & Transportation Authority, (continued)
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... $ 400,000 $ 436,160
18,196,228
Total U.S. Territories .................................................................... 18,196,228
Total Municipal Bonds (Cost $1,205,095,714) ...................................
1,297,832,043
a a a a
Short Term Investments 3.4%
Municipal Bonds 3.4%
Oregon 3.4%
f
Oregon State Facilities Authority ,
PeaceHealth Obligated Group, Revenue, 2018 A, Refunding, LOC US Bank NA,
Daily VRDN and Put, 0.02%, 8/01/34 ................................. 5,000,000 5,000,000
PeaceHealth Obligated Group, Revenue, 2018 B, Refunding, LOC TD Bank NA,
Daily VRDN and Put, 0.03%, 8/01/34 ................................. 39,500,000 39,500,000
f
State of Oregon , GO , 2020 M , SPA US Bank NA , Daily VRDN and Put , 0.02% ,
12/01/44 ........................................................ 1,000,000 1,000,000
45,500,000
Total Municipal Bonds (Cost $45,500,000) ......................................
45,500,000
Total Short Term Investments (Cost $45,500,000 ) ................................
45,500,000
a
Total Investments (Cost $1,250,595,714) 101.4% ................................
$1,343,332,043
Other Assets, less Liabilities (1.4)% ...........................................
(18,722,640)
Net Assets 100.0% ...........................................................
$1,324,609,403
†
Rounds to less than 0.1% of net assets.
a
The maturity date shown represents the mandatory put date.
b
Security purchased on a when-issued basis.
c
A portion or all of the security purchased on a delayed delivery basis.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2021, the aggregate value of these securities was $18,441,758, representing 1.4% of net assets.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2021
Franklin Pennsylvania Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.3%
Alabama 0.5%
a
Southeast Energy Authority A Cooperative District , Revenue , 2021 B , Mandatory Put ,
4% , 12/01/31 ..................................................... $ 4,000,000 $ 4,816,879
Florida 0.5%
Capital Trust Agency, Inc. , Revenue , 2021 A-1 , 3.75% , 12/01/36 ................
5,688,000 5,700,969
Illinois 1.4%
b
Metropolitan Pier & Exposition Authority ,
Revenue, 2022 A, Refunding, 4%, 12/15/42 .............................. 2,750,000 3,147,880
Revenue, 2022 A, Refunding, 4%, 6/15/52 ............................... 2,000,000 2,259,265
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 2,000,000 2,339,888
GO, 2017 C, 5%, 11/01/29 ........................................... 1,000,000 1,201,749
GO, 2017 D, 5%, 11/01/27 ........................................... 2,000,000 2,420,273
GO, 2020, 5.5%, 5/01/30 ............................................ 1,000,000 1,306,768
GO, 2021 A, 5%, 3/01/32 ............................................ 1,500,000 1,921,765
GO, 2021 A, 4%, 3/01/39 ............................................ 500,000 583,571
15,181,159
New Jersey 0.7%
New Jersey Economic Development Authority , Revenue , 2021 QQQ , 4% , 6/15/46 ...
1,000,000 1,139,823
New Jersey Transportation Trust Fund Authority ,
Revenue, 2020 AA, 5%, 6/15/35 ....................................... 2,000,000 2,552,325
Revenue, 2020 AA, 4%, 6/15/37 ....................................... 1,000,000 1,165,695
Revenue, 2020 AA, 5%, 6/15/39 ....................................... 2,240,000 2,819,351
7,677,194
New York 1.4%
Metropolitan Transportation Authority ,
Revenue, 2021 A-1, 4%, 11/15/44 ..................................... 7,000,000 8,044,239
Revenue, 2021 A-1, 4%, 11/15/46 ..................................... 5,750,000 6,583,295
14,627,534
Pennsylvania 91.8%
Allegheny County Airport Authority ,
Revenue, 2021 A, 5%, 1/01/36 ........................................ 10,000,000 12,773,252
Revenue, 2021 B, 5%, 1/01/36 ........................................ 2,735,000 3,530,747
Allegheny County Higher Education Building Authority ,
Robert Morris University, Revenue, 2017, 5%, 10/15/37 ..................... 1,000,000 1,152,766
Robert Morris University, Revenue, 2017, 5%, 10/15/47 ..................... 1,300,000 1,472,544
Allegheny County Sanitary Authority , Revenue , 2018 , 5% , 6/01/43 ...............
7,000,000 8,615,283
b
Allentown Neighborhood Improvement Zone Development Authority , Revenue , 2022 ,
Refunding , 5% , 5/01/42 ............................................. 8,875,000 10,995,656
Avon Grove School District Chester County ,
GO, 2021 A, 4%, 11/15/35 ........................................... 500,000 597,106
GO, 2021 A, 4%, 11/15/36 ........................................... 1,000,000 1,191,795
GO, 2021 A, 4%, 11/15/37 ........................................... 1,250,000 1,484,823
GO, 2021 A, 4%, 11/15/38 ........................................... 1,890,000 2,242,947
GO, 2021 A, 4%, 11/15/40 ........................................... 2,700,000 3,197,911
Berks County Industrial Development Authority ,
Highlands at Wyomissing Obligated Group, Revenue, 2017 A, Refunding, 5%,
5/15/42 ........................................................ 1,000,000 1,143,124
Highlands at Wyomissing Obligated Group, Revenue, 2017 A, Refunding, 5%,
5/15/47 ........................................................ 600,000 681,909
Highlands at Wyomissing Obligated Group, Revenue, 2017 C, 5%, 5/15/37 ...... 1,245,000 1,370,161

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Berks County Industrial Development Authority, (continued)
Highlands at Wyomissing Obligated Group, Revenue, 2018, Refunding, 5%, 5/15/38 $ 1,030,000 $ 1,151,449
Highlands at Wyomissing Obligated Group, Revenue, 2018, Refunding, 5%, 5/15/48 1,000,000 1,107,951
Blue Mountain School District ,
GO, 2021 B, AGMC Insured, 4%, 8/01/32 ................................ 1,000,000 1,199,191
GO, 2021 B, AGMC Insured, 4%, 8/01/35 ................................ 1,000,000 1,193,404
Bristol Township School District , GO , 2021 C , BAM Insured , 3% , 6/01/37 ..........
1,250,000 1,386,147
Bucks County Industrial Development Authority ,
St. Luke's Hospital Obligated Group, Revenue, 2019, 4%, 8/15/44 ............. 1,500,000 1,708,958
St. Luke's Hospital Obligated Group, Revenue, 2021, 3%, 8/15/53 ............. 12,000,000 12,406,496
Bucks County Water and Sewer Authority , Revenue , 2011 , Pre-Refunded , AGMC
Insured , 5% , 12/01/41 .............................................. 10,000,000 10,000,000
Butler County Hospital Authority , Butler Health System Obligated Group , Revenue ,
2015 A , Refunding , 5% , 7/01/39 ....................................... 1,625,000 1,823,504
Canon Mcmillan School District ,
GO, 2019, Refunding, BAM Insured, 4%, 6/01/44 .......................... 6,075,000 6,830,730
GO, 2019, Refunding, BAM Insured, 4%, 6/01/46 .......................... 7,680,000 8,604,785
GO, 2019, Refunding, BAM Insured, 4%, 6/01/48 .......................... 5,250,000 5,865,674
GO, 2019, Refunding, BAM Insured, 4%, 6/01/50 .......................... 6,000,000 6,734,739
Central Bradford Progress Authority ,
Guthrie Clinic (The), Revenue, 2011, Pre-Refunded, 5.375%, 12/01/41 .......... 3,000,000 3,000,000
Guthrie Clinic (The), Revenue, 2021 B, 4%, 12/01/51 ....................... 5,000,000 5,826,680
Centre County Hospital Authority ,
Mount Nittany Medical Center Obligated Group, Revenue, 2018 A, Refunding, 5%,
11/15/42 ....................................................... 1,215,000 1,470,058
Mount Nittany Medical Center Obligated Group, Revenue, 2018 A, Refunding, 4%,
11/15/47 ....................................................... 1,840,000 2,078,448
Chester County Industrial Development Authority ,
University Student Housing LLC, Revenue, 2013 A, 5%, 8/01/35 ............... 500,000 517,991
University Student Housing LLC, Revenue, 2013 A, 5%, 8/01/45 ............... 1,500,000 1,545,557
City of Erie Higher Education Building Authority ,
Gannon University, Revenue, 2021 TT-1, 4%, 5/01/36 ...................... 400,000 467,873
Gannon University, Revenue, 2021 TT-1, 4%, 5/01/41 ...................... 1,000,000 1,157,103
Gannon University, Revenue, 2021 TT-1, 5%, 5/01/47 ...................... 480,000 595,944
City of Philadelphia ,
GO, 2019 B, 5%, 2/01/36 ............................................ 3,300,000 4,138,003
GO, 2019 B, 5%, 2/01/37 ............................................ 4,950,000 6,198,712
GO, 2019 B, 5%, 2/01/38 ............................................ 2,500,000 3,119,530
GO, 2019 B, 5%, 2/01/39 ............................................ 2,500,000 3,118,095
GO, 2021 A, 4%, 5/01/42 ............................................ 8,320,000 9,881,577
Airport, Revenue, 2017 B, Refunding, 5%, 7/01/42 ......................... 10,000,000 11,937,045
Airport, Revenue, 2020 C, Refunding, 4%, 7/01/45 ......................... 2,725,000 3,152,989
Airport, Revenue, 2020 C, Refunding, 4%, 7/01/50 ......................... 3,225,000 3,711,995
Airport, Revenue, 2021, Refunding, 5%, 7/01/51 ........................... 11,600,000 14,547,813
Water & Wastewater, Revenue, 2013 A, Pre-Refunded, 5.125%, 1/01/43 ........ 5,000,000 5,019,912
Water & Wastewater, Revenue, 2015 A, Pre-Refunded, 5%, 7/01/40 ............ 10,000,000 11,187,110
Water & Wastewater, Revenue, 2015 A, Pre-Refunded, 5%, 7/01/45 ............ 5,000,000 5,593,555
Water & Wastewater, Revenue, 2017 A, 5%, 10/01/42 ...................... 10,000,000 12,322,870
Water & Wastewater, Revenue, 2017 A, 5%, 10/01/47 ...................... 5,000,000 6,056,877
Water & Wastewater, Revenue, 2018 A, 5%, 10/01/43 ...................... 5,000,000 6,236,255
Water & Wastewater, Revenue, 2019 B, 5%, 11/01/49 ...................... 5,000,000 6,247,582
Water & Wastewater, Revenue, 2021 C, 5%, 10/01/46 ...................... 5,000,000 6,442,576

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Colonial School District , GO , 2021 A , 3% , 2/15/40 ...........................
$ 1,650,000 $ 1,797,516
Commonwealth Financing Authority , Commonwealth of Pennsylvania Department of
Community & Economic Development , Revenue , 2015 A , 5% , 6/01/34 .......... 10,000,000 11,448,946
Commonwealth of Pennsylvania ,
GO, 2019, Refunding, 5%, 7/15/29 ..................................... 10,000,000 12,845,722
GO, First Series, 2020, 3%, 5/01/36 .................................... 22,070,000 24,415,686
Conestoga Valley School District ,
GO, 2021 A, 4%, 2/01/36 ............................................ 1,100,000 1,313,110
Revenue, 2021 B, 4%, 2/01/36 ........................................ 1,020,000 1,218,431
County of Beaver , GO , 2017 , BAM Insured , 4% , 4/15/29 ......................
1,660,000 1,952,072
County of Jefferson ,
GO, 2021, Refunding, AGMC Insured, 3%, 12/15/35 ........................ 650,000 724,945
GO, 2021, Refunding, AGMC Insured, 3%, 12/15/37 ........................ 770,000 855,383
GO, 2021, Refunding, AGMC Insured, 3%, 12/15/39 ........................ 520,000 575,302
County of Monroe ,
GO, 2021 A, 4%, 7/15/36 ............................................ 5,440,000 6,465,752
GO, 2021 A, 4%, 7/15/37 ............................................ 5,500,000 6,523,048
County of Montgomery ,
GO, 2021 A, 5%, 1/01/38 ............................................ 6,825,000 8,949,230
GO, 2021 A, 5%, 1/01/39 ............................................ 7,175,000 9,396,001
County of York , GO , 2020 B , 4% , 6/01/38 .................................
860,000 1,029,645
Cumberland County Municipal Authority , Dickinson College , Revenue , 2012 , 5% ,
11/01/42 ........................................................ 4,500,000 4,673,360
Dallas Area Municipal Authority , Misericordia University , Revenue , 2014 , Refunding ,
5% , 5/01/37 ...................................................... 2,500,000 2,660,601
Dauphin County General Authority , UPMC Obligated Group , Revenue , 2012 A , 5% ,
6/01/42 ......................................................... 15,590,000 15,939,732
Delaware County Authority ,
Elwyn Obligated Group, Revenue, 2017, Refunding, 5%, 6/01/27 .............. 2,800,000 3,101,330
Elwyn Obligated Group, Revenue, 2017, Refunding, 5%, 6/01/32 .............. 1,620,000 1,768,484
Villanova University, Revenue, 2015, 4%, 8/01/45 .......................... 2,120,000 2,331,418
Delaware County Regional Water Quality Control Authority , Revenue , 2016 , 4% ,
11/01/36 ........................................................ 2,005,000 2,278,027
Delaware County Vocational & Technical School Authority , Delaware County
Intermediate Unit , Revenue , 2013 , BAM Insured , 5% , 11/01/38 ................ 1,250,000 1,361,624
DuBois Hospital Authority ,
Penn Highlands Healthcare Obligated Group, Revenue, 2021, Refunding, 4%,
7/15/41 ........................................................ 1,000,000 1,180,181
Penn Highlands Healthcare Obligated Group, Revenue, 2021, Refunding, 4%,
7/15/51 ........................................................ 4,000,000 4,619,968
East Hempfield Township Industrial Development Authority ,
Student Services, Inc., Revenue, 2013, Pre-Refunded, 5%, 7/01/45 ............ 3,250,000 3,488,872
Student Services, Inc., Revenue, 2015, Pre-Refunded, 5%, 7/01/47 ............ 3,750,000 4,342,060
Easton Area School District , GO , 2021 , 4% , 4/01/32 .........................
1,450,000 1,743,494
Erie City Water Authority , Revenue , 2016 , Pre-Refunded , 5% , 12/01/43 ...........
6,000,000 7,306,637
Fairview School District ,
GO, 2021, BAM Insured, 3%, 9/15/37 ................................... 1,195,000 1,303,031
GO, 2021, BAM Insured, 3%, 9/15/38 ................................... 1,000,000 1,087,795
GO, 2021, BAM Insured, 3%, 9/15/39 ................................... 1,000,000 1,084,990

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Falls Township Authority , Revenue , 2011 , Refunding , 5% , 12/01/41 ..............
$ 2,210,000 $ 2,210,000
Geisinger Authority , Geisinger Health System Obligated Group , Revenue , 2017 A-1 ,
Refunding , 5% , 2/15/45 ............................................. 19,055,000 22,782,450
General Authority of Southcentral Pennsylvania , WellSpan Health Obligated Group ,
Revenue , 2014 A , Pre-Refunded , 5% , 6/01/44 ............................ 11,955,000 13,346,709
Governor Mifflin School District ,
GO, 2020 A, 4%, 4/01/40 ............................................ 680,000 787,723
GO, 2020 A, 4%, 4/01/41 ............................................ 1,700,000 1,966,824
GO, 2021, 3%, 4/01/35 ............................................. 810,000 884,577
GO, 2021, 3%, 4/01/36 ............................................. 625,000 681,118
GO, 2021, 3%, 4/01/37 ............................................. 1,000,000 1,087,601
GO, 2021, 3%, 4/01/38 ............................................. 1,000,000 1,085,855
GO, 2021, 3%, 4/01/39 ............................................. 1,015,000 1,100,176
GO, 2021, 4%, 4/01/40 ............................................. 800,000 930,077
GO, 2021, 4%, 4/01/41 ............................................. 1,100,000 1,277,141
Greater Johnstown Water Authority ,
Sewer, Revenue, 2020, AGMC Insured, 4%, 8/15/38 ....................... 1,740,000 2,038,545
Sewer, Revenue, 2020, AGMC Insured, 4%, 8/15/41 ....................... 2,650,000 3,097,124
Huntingdon County General Authority , Juniata College , Revenue , 2021 TT-3 ,
Refunding , 5% , 10/01/51 ............................................ 2,520,000 3,053,042
Lancaster County Hospital Authority , University of Pennsylvania Health System
Obligated Group (The) , Revenue , 2016 B , Refunding , 5% , 8/15/46 ............. 4,165,000 4,903,956
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/51 ........ 2,780,000 2,999,625
Willow Valley Communities Obligated Group, Revenue, 2019, 5%, 12/01/44 ...... 1,850,000 2,129,371
Willow Valley Communities Obligated Group, Revenue, 2019, 5%, 12/01/49 ...... 2,300,000 2,635,552
Lancaster School District ,
GO, 2020, AGMC Insured, 4%, 6/01/34 ................................. 1,000,000 1,182,940
GO, 2020, AGMC Insured, 4%, 6/01/35 ................................. 1,850,000 2,185,292
Latrobe Industrial Development Authority ,
Seton Hill University, Revenue, 2021, Refunding, 4%, 3/01/46 ................ 750,000 814,154
Seton Hill University, Revenue, 2021, Refunding, 4%, 3/01/51 ................ 800,000 865,301
St. Vincent College Corp., Revenue, 2013, 5%, 5/01/43 ..................... 4,120,000 4,282,583
Lehigh County Authority ,
Revenue, 2013 A, Pre-Refunded, 5%, 12/01/43 ........................... 2,805,000 3,063,877
Revenue, 2013 A, 5%, 12/01/43 ....................................... 2,435,000 2,634,987
Lehigh County General Purpose Authority , Good Shepherd Obligated Group (The) ,
Revenue , 2021 A , Refunding , 4% , 11/01/41 .............................. 4,345,000 5,141,054
Lycoming County Authority ,
Lycoming College, Revenue, 2013 MM-1, 5.25%, 11/01/38 ................... 1,400,000 1,524,359
Lycoming College, Revenue, 2013 MM-1, 5.25%, 11/01/43 ................... 1,495,000 1,625,098
Mckeesport Area School District , GO , 2020 B , AGMC Insured , 4% , 10/01/40 .......
1,500,000 1,762,203
Monroe County Hospital Authority , Lehigh Valley Health Network Obligated Group ,
Revenue , 2012 A , Pre-Refunded , 5% , 1/01/41 ............................ 4,000,000 4,015,362
Montgomery County Higher Education and Health Authority ,
Thomas Jefferson University Obligated Group, Revenue, 2018 A, Refunding, 5%,
9/01/43 ........................................................ 3,000,000 3,637,759
Thomas Jefferson University Obligated Group, Revenue, 2019, Refunding, 4%,
9/01/44 ........................................................ 10,000,000 11,424,474
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 4%,
11/15/43 ....................................................... 600,000 690,371
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 5%,
11/15/45 ....................................................... 1,985,000 2,394,294

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Montgomery County Industrial Development Authority, (continued)
Main Line Health System, Inc. Obligated Group, Revenue, 2012 A, Pre-Refunded,
5%, 10/01/41 ................................................... $ 9,600,000 $ 9,752,569
Meadowood Corp. Obligated Group (The), Revenue, 2018 A, Refunding, 5%,
12/01/38 ....................................................... 2,500,000 2,836,035
Public School of Germantown (The), Revenue, 2021 A, Refunding, 4%, 10/01/51 .. 2,450,000 2,827,822
Waverly Heights Ltd. Obligated Group, Revenue, 2019, Refunding, 5%, 12/01/49 .. 2,000,000 2,291,784
New Kensington Municipal Sanitary Authority , Revenue , 2021 A , AGMC Insured , 3% ,
12/01/38 ........................................................ 500,000 544,235
Northampton County General Purpose Authority ,
St. Luke's Hospital Obligated Group, Revenue, 2016 A, Refunding, 5%, 8/15/46 ... 10,000,000 11,664,241
St. Luke's Hospital Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/15/43 ... 2,285,000 2,782,304
St. Luke's Hospital Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/15/48 ... 2,500,000 3,025,255
Northeastern Pennsylvania Hospital and Education Authority ,
King's College, Revenue, 2019, 5%, 5/01/44 ............................. 1,000,000 1,179,675
Wilkes University, Revenue, 2012 A, 5.25%, 3/01/42 ........................ 2,400,000 2,422,889
Northeastern School District ,
GO, 2021 A, BAM Insured, 3%, 3/01/38 ................................. 850,000 923,405
GO, 2021 A, BAM Insured, 3%, 3/01/41 ................................. 775,000 837,489
Northern Lebanon School District , GO , 2021 , BAM Insured , 3% , 9/01/36 ..........
1,895,000 2,084,326
Pennsylvania Economic Development Financing Authority ,
City of Philadelphia Water & Wastewater, Revenue, 2020, Refunding, 4%, 1/01/29 . 500,000 577,237
City of Philadelphia Water & Wastewater, Revenue, 2020, Refunding, 4%, 1/01/32 . 1,300,000 1,531,257
UPMC Obligated Group, Revenue, 2014 A, 5%, 2/01/45 ..................... 5,000,000 5,543,917
UPMC Obligated Group, Revenue, 2017 A, Refunding, 4%, 11/15/42 ........... 5,000,000 5,684,457
UPMC Obligated Group, Revenue, 2020 A, 4%, 4/15/45 ..................... 8,835,000 10,287,384
UPMC Obligated Group, Revenue, 2021 A, Refunding, 4%, 10/15/37 ........... 1,375,000 1,666,403
UPMC Obligated Group, Revenue, 2021 A, Refunding, 4%, 10/15/39 ........... 1,325,000 1,596,269
UPMC Obligated Group, Revenue, 2021 A, Refunding, 4%, 10/15/40 ........... 1,200,000 1,440,501
Pennsylvania Higher Educational Facilities Authority ,
Bryn Mawr College, Revenue, 2014, Refunding, 5%, 12/01/44 ................ 6,365,000 7,119,291
Foundation for Indiana University of Pennsylvania (The), Revenue, 2012 A, Pre-
Refunded, 5%, 7/01/41 ............................................ 1,250,000 1,284,967
Gwynedd Mercy University, Revenue, 2012 KK-1, 5.375%, 5/01/42 ............ 1,800,000 1,827,950
Shippensburg University Student Services, Inc., Revenue, 2012, Pre-Refunded, 5%,
10/01/35 ....................................................... 1,400,000 1,455,864
Shippensburg University Student Services, Inc., Revenue, 2012, Pre-Refunded, 5%,
10/01/44 ....................................................... 2,000,000 2,079,806
Temple University-of The Commonwealth System of Higher Education, Revenue,
First Series, 2012, Pre-Refunded, 5%, 4/01/42 .......................... 15,000,000 15,240,927
Thomas Jefferson University Obligated Group, Revenue, 2015 A, Refunding, 5%,
9/01/45 ........................................................ 7,465,000 8,404,113
Trustees of the University of Pennsylvania (The), Revenue, 2017 A, 5%, 8/15/36 .. 2,750,000 3,302,837
Trustees of the University of Pennsylvania (The), Revenue, 2017 A, 5%, 8/15/46 .. 14,000,000 16,685,728
Trustees of the University of Pennsylvania (The), Revenue, 2018 A, 5%, 2/15/48 .. 5,000,000 6,104,630
University of Pennsylvania Health System Obligated Group (The), Revenue, 2015,
Refunding, 5%, 8/15/40 ............................................ 6,475,000 7,430,099
University of Pennsylvania Health System Obligated Group (The), Revenue, 2017 A,
4%, 8/15/42 .................................................... 5,000,000 5,680,308
University of Pennsylvania Health System Obligated Group (The), Revenue, 2017 A,
5%, 8/15/42 .................................................... 9,000,000 10,906,457
University of Sciences, Revenue, 2012, 5%, 11/01/42 ....................... 5,000,000 5,161,838
Widener University, Revenue, 2021 A, Refunding, 4%, 7/15/46 ................ 4,025,000 4,624,925
Widener University, Revenue, 2021 A, Refunding, 4%, 7/15/51 ................ 6,780,000 7,748,704
Pennsylvania Housing Finance Agency ,
Revenue, 2019-129, 3.4%, 10/01/49 ................................... 6,000,000 6,334,372

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Pennsylvania Housing Finance Agency, (continued)
Revenue, 2020-132 A, 2.55%, 10/01/41 ................................. $ 11,280,000 $ 11,564,286
Pennsylvania State University (The) ,
Revenue, 2015 A, Refunding, 5%, 9/01/40 ............................... 10,490,000 12,053,316
Revenue, 2016 A, Refunding, 5%, 9/01/41 ............................... 10,000,000 11,845,931
Revenue, 2017 A, 5%, 9/01/42 ........................................ 15,750,000 19,179,983
Revenue, 2017 A, 5%, 9/01/47 ........................................ 10,000,000 12,103,113
Revenue, 2018, 5%, 9/01/48 ......................................... 5,955,000 7,346,528
Pennsylvania Turnpike Commission ,
Revenue, 2013 C, Pre-Refunded, 5%, 12/01/43 ........................... 7,595,000 8,309,384
Revenue, 2013 C, 5%, 12/01/43 ....................................... 2,405,000 2,612,937
Revenue, 2018 A, 5%, 12/01/48 ....................................... 18,600,000 22,974,432
Revenue, 2021 A, Refunding, 4%, 12/01/39 .............................. 2,655,000 3,182,309
Revenue, 2021 A, 4%, 12/01/50 ....................................... 10,000,000 11,550,320
Revenue, 2021 B, 4%, 12/01/37 ....................................... 1,500,000 1,797,264
Philadelphia Authority for Industrial Development ,
Beech International LLC, Revenue, 2010 A, 5.625%, 6/15/42 ................. 4,000,000 4,008,846
Children's Hospital of Philadelphia Obligated Group, Revenue, 2014 A, 5%, 7/01/42 5,000,000 5,567,514
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/30 ............ 200,000 235,310
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/40 ............ 300,000 365,214
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/50 ............ 2,515,000 3,014,987
Temple University-of The Commonwealth System of Higher Education, Revenue,
First Series, 2015, Refunding, 5%, 4/01/40 ............................. 5,000,000 5,657,533
Thomas Jefferson University Obligated Group, Revenue, 2017 A, Refunding, 5%,
9/01/47 ........................................................ 11,150,000 13,222,388
Philadelphia Gas Works Co. ,
Revenue, 14th, Refunding, 5%, 10/01/32 ................................ 1,000,000 1,187,727
Revenue, 15th, Refunding, 5%, 8/01/42 ................................. 5,000,000 5,973,362
Revenue, 15th, Refunding, 5%, 8/01/47 ................................. 6,000,000 7,092,615
Philadelphia Housing Authority , Revenue , 2002 A , AGMC Insured , 5% , 12/01/21 ....
2,560,000 2,560,000
Pittsburgh Water & Sewer Authority , Revenue, First Lien , 2020 B , AGMC Insured , 4% ,
9/01/50 ......................................................... 6,105,000 7,209,063
Pocono Mountains Industrial Park Authority , St. Luke's Hospital Obligated Group ,
Revenue , 2015 A , 5% , 8/15/40 ........................................ 5,000,000 5,624,602
Radnor Township School District ,
GO, 2021, 3%, 8/15/35 ............................................. 1,400,000 1,543,940
GO, 2021, 4%, 8/15/36 ............................................. 1,600,000 1,903,731
GO, 2021, 4%, 8/15/37 ............................................. 3,445,000 4,087,806
GO, 2021, 4%, 8/15/38 ............................................. 1,430,000 1,695,187
GO, 2021, 4%, 8/15/39 ............................................. 1,400,000 1,655,481
School District of Philadelphia (The) , GO , 2021 A , 4% , 9/01/37 .................
4,000,000 4,774,495
Scranton School District ,
GO, 2020, 4%, 12/01/40 ............................................. 1,535,000 1,777,197
GO, 2020, 4%, 12/01/42 ............................................. 2,835,000 3,271,282
GO, 2020, 4%, 12/01/45 ............................................. 3,670,000 4,209,291
Scranton-Lackawanna Health and Welfare Authority , University of Scranton , Revenue ,
2016 , Refunding , 5% , 11/01/37 ....................................... 4,000,000 4,669,791
State College Area School District ,
GO, 2015, 5%, 3/15/40 ............................................. 16,400,000 18,535,281
GO, 2018, 5%, 5/15/37 ............................................. 1,075,000 1,328,469
GO, 2018, 5%, 5/15/44 ............................................. 3,500,000 4,278,356
State Public School Building Authority ,
School District of Philadelphia (The), Revenue, 2016 A, Refunding, AGMC Insured,
5%, 6/01/32 .................................................... 7,095,000 8,479,902

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
State Public School Building Authority, (continued)
School District of Philadelphia (The), Revenue, 2016 A, Refunding, AGMC Insured,
5%, 6/01/33 .................................................... $ 3,000,000 $ 3,583,965
Swarthmore Borough Authority , Swarthmore College , Revenue , 2013 , 5% , 9/15/43 ..
1,000,000 1,075,365
Township of Northampton , GO , 2021 , 4% , 5/15/39 ...........................
1,495,000 1,754,850
Township of Upper St. Clair ,
GO, 2021, 4%, 5/15/37 ............................................. 535,000 633,838
GO, 2021, 4%, 5/15/39 ............................................. 1,000,000 1,180,761
Union County Higher Educational Facilities Financing Authority , Bucknell University ,
Revenue , 2012 A , Pre-Refunded , 5% , 4/01/42 ............................ 5,000,000 5,079,463
Upper Merion Area School District ,
GO, 2021 A, 3%, 1/15/39 ............................................ 1,000,000 1,099,221
GO, 2021 A, 3%, 1/15/40 ............................................ 1,500,000 1,646,391
GO, 2021 A, 3%, 1/15/41 ............................................ 1,275,000 1,396,655
Westmoreland County Industrial Development Authority ,
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 5%, 7/01/29 ...... 725,000 919,714
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 5%, 7/01/30 ...... 1,270,000 1,639,424
Excela Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 7/01/37 ...... 2,400,000 2,848,732
Wilson School District ,
GO, 2021 C, 4%, 5/15/30 ............................................ 2,500,000 3,016,964
GO, 2021 C, 4%, 5/15/31 ............................................ 2,100,000 2,520,861
GO, 2021 C, 4%, 5/15/32 ............................................ 1,850,000 2,212,572
974,009,388
Wisconsin 0.7%
c
Public Finance Authority , Affordable Housing Preservation Corp. Obligated Group ,
Revenue , 144A, 2021 , 5.25% , 12/01/22 ................................. 6,900,000 6,900,000
U.S. Territories 1.3%
Puerto Rico 1.3%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,100,000 1,192,915
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/34 .................... 1,000,000 1,089,043
d
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... 5,175,000 5,110,312
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 950,000 1,025,499
Revenue, 2007 N, Refunding, AGMC Insured, 5.5%, 7/01/29 ................. 2,500,000 2,797,062
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/28 .................... 755,000 844,220
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 1,290,000 1,406,617
13,465,668
Total U.S. Territories .................................................................... 13,465,668
Total Municipal Bonds (Cost $991,077,355) .....................................
1,042,378,791
a a a a

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Pennsylvania Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 200 .
Short Term Investments 1.9%
a a
Principal
Amount
a
Value
Municipal Bonds 1.9%
Pennsylvania 1.9%
e
Allegheny County Higher Education Building Authority , Carnegie Mellon University ,
Revenue , 2008 A , Refunding , SPA Bank of New York Mellon (The) , Daily VRDN and
Put , 0.03% , 12/01/37 ............................................... $ 20,500,000 $ 20,500,000
Total Municipal Bonds (Cost $20,500,000) ......................................
20,500,000
Total Short Term Investments (Cost $20,500,000 ) ................................
20,500,000
a
Total Investments (Cost $1,011,577,355) 100.2% .................................
$1,062,878,791
Other Assets, less Liabilities (0.2)% ...........................................
(2,337,305)
Net Assets 100.0% ...........................................................
$1,060,541,486
a
The maturity date shown represents the mandatory put date.
b
Security purchased on a when-issued basis.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2021, the value of this security was $6,900,000, representing 0.7% of net assets.
d
Defaulted security or security for which income has been deemed uncollectible.
e
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Statement of Investments (unaudited), November 30, 2021
Franklin Virginia Tax-Free Income Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.5%
Alabama 0.4%
a
Southeast Energy Authority A Cooperative District , Revenue , 2021 B , Mandatory Put ,
4% , 12/01/31 ..................................................... $ 2,000,000 $ 2,408,439
Florida 0.5%
Capital Trust Agency, Inc. , Revenue , 2021 A-1 , 3.75% , 12/01/36 ................
3,456,000 3,463,880
Illinois 1.5%
Metropolitan Pier & Exposition Authority , Revenue , 2020 A , Refunding , 5% , 6/15/50 ..
1,500,000 1,805,559
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 3,250,000 3,802,318
GO, 2017 D, 5%, 11/01/27 ........................................... 2,000,000 2,420,273
GO, 2020 B, 5%, 10/01/29 ........................................... 1,000,000 1,254,367
9,282,517
New Jersey 1.2%
New Jersey Transportation Trust Fund Authority ,
Revenue, 2019 BB, 4%, 6/15/50 ....................................... 500,000 557,556
Revenue, 2021 A, Refunding, 5%, 6/15/31 ............................... 3,250,000 4,242,882
Revenue, 2021 A, Refunding, 5%, 6/15/33 ............................... 300,000 389,089
Revenue, 2021 A, Refunding, 4%, 6/15/36 ............................... 1,000,000 1,174,717
State of New Jersey , GO , 2020 A , 5% , 6/01/28 .............................
1,200,000 1,491,285
7,855,529
New York 0.9%
Metropolitan Transportation Authority ,
Revenue, 2021 A-1, 4%, 11/15/46 ..................................... 550,000 629,706
Revenue, 2021 A-2, 4%, 11/15/41 ..................................... 800,000 924,910
Revenue, 2021 A-2, 4%, 11/15/43 ..................................... 3,900,000 4,490,464
6,045,080
Texas 0.1%
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/28 225,000 274,831
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/29 250,000 309,835
584,666
Virginia 85.9%
Alexandria Industrial Development Authority ,
Goodwin House, Inc. Obligated Group, Revenue, 2015, Refunding, 5%, 10/01/45 .. 975,000 1,089,579
Protestant Episcopal High School in Virginia, Revenue, 2021 C, Refunding, 4%,
1/01/46 ........................................................ 2,450,000 2,853,562
Arlington County Industrial Development Authority ,
Virginia Hospital Center Arlington Health System, Revenue, 2020, Refunding, 4%,
7/01/45 ........................................................ 2,000,000 2,336,441
Virginia Hospital Center Arlington Health System, Revenue, 2020, Refunding, 3.75%,
7/01/50 ........................................................ 10,350,000 11,693,084
Chesapeake Hospital Authority ,
Chesapeake Hospital Authority Obligated Group, Revenue, 2019, Refunding, 4%,
7/01/39 ........................................................ 1,000,000 1,159,540
Chesapeake Hospital Authority Obligated Group, Revenue, 2019, Refunding, 4%,
7/01/43 ........................................................ 4,000,000 4,603,639
City of Hopewell , Sewer System , Revenue , 2011 A , Refunding , 5% , 7/15/42 .......
4,850,000 4,865,408
City of Newport News ,
GO, 2021 A, 4%, 2/01/33 ............................................ 1,750,000 2,177,893
GO, 2021 A, 4%, 2/01/34 ............................................ 850,000 1,055,890

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
City of Newport News, (continued)
GO, 2021 A, 4%, 2/01/35 ............................................ $ 800,000 $ 991,656
City of Norfolk ,
GO, 2013 A, Pre-Refunded, 5%, 8/01/32 ................................ 5,845,000 6,306,544
GO, 2016 A, Pre-Refunded, 5%, 10/01/41 ............................... 1,040,000 1,258,191
GO, 2016 A, Pre-Refunded, 5%, 10/01/46 ............................... 2,500,000 3,024,498
GO, 2019, Pre-Refunded, 5%, 8/01/44 .................................. 3,995,000 5,077,673
Water, Revenue, 2018, 5%, 11/01/43 ................................... 6,920,000 8,391,932
Water, Revenue, 2018, 5%, 11/01/47 ................................... 6,925,000 8,330,109
City of Portsmouth , GO , 2012 A , Pre-Refunded , 5% , 7/15/41 ...................
4,010,000 4,130,296
City of Richmond ,
Public Utility, Revenue, 2013 A, Pre-Refunded, 5%, 1/15/43 .................. 10,000,000 10,538,255
Public Utility, Revenue, 2016 A, Refunding, 5%, 1/15/33 ..................... 10,000,000 11,766,201
City of Virginia Beach , Storm Water Utility , Revenue , 2020 A , 5% , 11/15/31 ........
2,920,000 3,913,526
Commonwealth of Virginia , GO , 2020 A , 4% , 6/01/31 .........................
4,650,000 5,773,183
County of Arlington ,
GO, 2019, 4%, 6/15/34 ............................................. 2,000,000 2,416,504
GO, 2020 A, Refunding, 4%, 8/01/38 ................................... 9,190,000 11,202,565
County of Fairfax ,
GO, 2018 A, 4%, 10/01/34 ........................................... 3,000,000 3,542,642
GO, 2020 A, Refunding, 5%, 10/01/32 .................................. 5,735,000 7,532,497
GO, 2020 A, Refunding, 5%, 10/01/37 .................................. 1,980,000 2,577,924
Sewer, Revenue, 2017, 5%, 7/15/37 .................................... 2,760,000 3,379,954
Fairfax County Economic Development Authority ,
Revenue, 2017, 5%, 4/01/42 ......................................... 5,085,000 6,064,932
Goodwin House, Inc. Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/36 4,865,000 5,431,225
Goodwin House, Inc. Obligated Group, Revenue, 2016 A, Refunding, 4%, 10/01/42 1,500,000 1,615,247
Fairfax County Industrial Development Authority ,
Inova Health System Obligated Group, Revenue, 2014 A, 5%, 5/15/44 .......... 2,500,000 2,770,493
Inova Health System Obligated Group, Revenue, 2018 A, Refunding, 4%, 5/15/48 . 5,000,000 5,695,724
Fairfax County Water Authority ,
Revenue, 2017, Refunding, 5%, 4/01/43 ................................. 3,510,000 4,227,581
Revenue, 2017, Refunding, 5%, 4/01/47 ................................. 5,000,000 5,989,168
Farmville Industrial Development Authority ,
Elwood Place LLC, Revenue, 2021, AGMC Insured, 5.375%, 7/01/53 ........... 5,000,000 6,211,944
Longwood Housing Foundation LLC, Revenue, 2018 A, Refunding, 5%, 1/01/48 ... 5,000,000 5,802,937
Hampton Roads Sanitation District ,
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/31 ............................ 6,200,000 7,446,623
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/33 ............................ 5,115,000 6,143,464
Revenue, 2016 A, Pre-Refunded, 5%, 8/01/43 ............................ 11,840,000 14,220,649
Hampton Roads Transportation Accountability Commission ,
Revenue, Senior Lien, 2018 A, 5%, 7/01/48 .............................. 20,000,000 24,400,386
Revenue, Senior Lien, 2020 A, 5%, 7/01/50 .............................. 4,000,000 5,046,071
Revenue, Senior Lien, 2020 A, 5%, 7/01/60 .............................. 3,000,000 3,767,403
Revenue, Senior Lien, 2020 A, 5.25%, 7/01/60 ............................ 4,450,000 5,676,502
Henrico County Economic Development Authority ,
Revenue, 2020, Refunding, 4%, 10/01/40 ................................ 500,000 566,755
Revenue, 2020, Refunding, 4%, 10/01/45 ................................ 725,000 816,277
Revenue, 2020, Refunding, 4%, 10/01/50 ................................ 1,500,000 1,680,557
Bon Secours Health System, Inc. Obligated Group, Revenue, 2013 C, Pre-Refunded,
5%, 11/01/30 ................................................... 5,000,000 5,219,482
Lexington Industrial Development Authority ,
Lexington Retirement Community Obligated Group, Revenue, 2017 A, 5%, 1/01/42 2,000,000 2,117,366

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Lexington Industrial Development Authority, (continued)
Washington & Lee University (The), Revenue, 2018 A, Refunding, 5%, 1/01/35 .... $ 1,105,000 $ 1,355,141
Washington & Lee University (The), Revenue, 2018 A, Refunding, 5%, 1/01/48 .... 1,500,000 1,806,615
Loudoun County Sanitation Authority , Revenue , 2015 A , Refunding , 5% , 1/01/29 ....
4,770,000 5,436,576
Lynchburg Economic Development Authority ,
Centra Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 1/01/47 ...... 4,500,000 5,318,029
Centra Health Obligated Group, Revenue, 2021, Refunding, 4%, 1/01/47 ........ 2,350,000 2,741,741
Centra Health Obligated Group, Revenue, 2021, Refunding, 4%, 1/01/55 ........ 5,000,000 5,818,015
Montgomery County Economic Development Authority ,
Virginia Tech Foundation, Inc., Revenue, 2019 A, 4%, 6/01/36 ................ 1,200,000 1,420,175
Virginia Tech Foundation, Inc., Revenue, 2019 A, 4%, 6/01/37 ................ 500,000 590,555
Virginia Tech Foundation, Inc., Revenue, 2019 A, 4%, 6/01/38 ................ 1,750,000 2,063,635
Norfolk Airport Authority ,
Revenue, 2019, 5%, 7/01/37 ......................................... 1,000,000 1,248,870
Revenue, 2019, 5%, 7/01/39 ......................................... 800,000 995,771
Revenue, 2019, 5%, 7/01/43 ......................................... 2,925,000 3,607,245
Northern Virginia Transportation Authority , Special Tax , 2014 , 5% , 6/01/33 .........
3,000,000 3,331,741
Prince Edward County Industrial Development Authority , President and Trustees of
Hampden-Sydney College , Revenue , 2018 , 5% , 9/01/48 .................... 2,050,000 2,466,003
Prince William County Industrial Development Authority , Novant Health Obligated
Group , Revenue , 2013 B , Pre-Refunded , 5% , 11/01/46 ..................... 10,000,000 10,436,035
Riverside Regional Jail Authority , Revenue , 2015 , Refunding , 5% , 7/01/31 .........
6,215,000 7,042,198
Roanoke Economic Development Authority , Carilion Clinic Obligated Group , Revenue ,
2020 A , Refunding , 4% , 7/01/51 ....................................... 12,055,000 14,068,213
Salem Economic Development Authority , Roanoke College , Revenue , 2020 , Refunding ,
5% , 4/01/49 ...................................................... 925,000 1,125,313
Stafford County & Staunton Industrial Development Authority , Revenue , 2007 E , AGMC
Insured , 5% , 8/01/37 ............................................... 960,000 960,761
University of Virginia , Revenue , 2017 A , Refunding , 5% , 4/01/47 ................
9,630,000 11,651,574
Upper Occoquan Sewage Authority , Revenue , 2016 B , Refunding , 4% , 7/01/35 .....
6,165,000 6,998,435
Virginia Beach Development Authority ,
Westminster-Canterbury on Chesapeake Bay Obligated Group, Revenue, 2018,
Refunding, 5%, 9/01/40 ............................................ 1,750,000 2,007,545
Westminster-Canterbury on Chesapeake Bay Obligated Group, Revenue, 2018,
Refunding, 5%, 9/01/44 ............................................ 2,215,000 2,530,594
Virginia College Building Authority ,
Revenue, 2016 A, Pre-Refunded, 5%, 9/01/27 ............................ 75,000 90,114
Revenue, 2016 A, 5%, 9/01/27 ........................................ 3,925,000 4,720,035
Revenue, 2016 A, Refunding, 4%, 2/01/30 ............................... 7,000,000 7,899,991
Revenue, 2019 A, 4%, 2/01/34 ........................................ 5,000,000 5,957,992
Revenue, 2020 A, 4%, 2/01/38 ........................................ 5,000,000 6,013,669
Revenue, 2021, Refunding, 4%, 6/01/36 ................................. 2,750,000 3,197,179
Revenue, 2021, Refunding, 3%, 6/01/41 ................................. 4,800,000 4,973,903
Revenue, 2021, Refunding, 4%, 6/01/46 ................................. 3,725,000 4,226,264
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/39 ........... 795,000 867,623
Randolph-Macon College, Revenue, 2021 A, Refunding, 2.25%, 1/15/40 ........ 450,000 450,480
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/41 ........... 500,000 543,326
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/46 ........... 1,100,000 1,182,088
Randolph-Macon College, Revenue, 2021 A, Refunding, 3%, 1/15/51 ........... 1,750,000 1,870,619
Washington & Lee University (The), Revenue, 2015 A, Refunding, 5%, 1/01/40 .... 5,000,000 5,613,806
Virginia Commonwealth Transportation Board ,
Revenue, 2016, 5%, 9/15/30 ......................................... 2,260,000 2,712,638
Revenue, 2016, 5%, 9/15/31 ......................................... 4,000,000 4,799,041
Revenue, 2019, 4%, 5/15/40 ......................................... 13,060,000 15,337,066
Revenue, 2020, 4%, 9/15/35 ......................................... 4,000,000 4,879,616

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia (continued)
Virginia Housing Development Authority , Revenue , 2018 D , 3.8% , 10/01/43 ........
$ 3,805,000 $ 4,178,655
Virginia Public Building Authority , Revenue , 2019 A , 4% , 8/01/35 ................
1,250,000 1,504,877
Virginia Public School Authority ,
Revenue, 2014 B, Refunding, 5%, 8/01/24 ............................... 10,000,000 11,226,093
Revenue, 2018 B, 5%, 8/01/30 ........................................ 5,280,000 6,646,785
Revenue, 2019 A, 5%, 8/01/30 ........................................ 3,535,000 4,582,337
Revenue, 2019 A, 5%, 8/01/31 ........................................ 2,625,000 3,390,616
Revenue, 2020 B, Refunding, 4%, 8/01/34 ............................... 5,190,000 6,375,066
County of Prince William, Revenue, 2018, 4%, 3/01/33 ...................... 5,795,000 6,826,340
Virginia Resources Authority ,
Revenue, Pre-Refunded, 5%, 11/01/38 .................................. 3,195,000 3,752,567
Revenue, 5%, 11/01/38 ............................................. 1,970,000 2,294,519
Revenue, 2015 B, Refunding, 5%, 11/01/45 .............................. 5,255,000 6,069,977
Revenue, 2018 C, Refunding, 5%, 11/01/48 .............................. 7,655,000 9,429,195
Revenue, 2020 B, Refunding, 4%, 11/01/32 .............................. 1,470,000 1,815,369
Virginia Small Business Financing Authority ,
95 Express Lanes LLC, Revenue, Senior Lien, 2012, 5%, 1/01/40 ............. 2,400,000 2,408,968
95 Express Lanes LLC, Revenue, Senior Lien, 2019, 5%, 1/01/44 ............. 2,500,000 2,509,114
Bon Secours Mercy Health, Inc., Revenue, 2020 A, Refunding, 4%, 12/01/49 ..... 5,000,000 5,753,921
I-66 Express Mobility Partners LLC, Revenue, Senior Lien, 2017, 5%, 12/31/47 ... 6,600,000 7,897,060
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/36 ... 2,210,000 2,497,414
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/41 ... 2,500,000 2,803,277
LifeSpire of Virginia Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/51 ... 7,500,000 8,333,455
National Senior Campuses, Inc. Obligated Group, Revenue, 2020 A, Refunding, 4%,
1/01/39 ........................................................ 2,520,000 2,877,995
National Senior Campuses, Inc. Obligated Group, Revenue, 2020 A, Refunding, 4%,
1/01/45 ........................................................ 750,000 847,723
Sentara Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/38 ... 4,000,000 4,721,674
Sentara Healthcare Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/39 ... 8,730,000 10,292,951
Winchester Economic Development Authority , Valley Health Obligated Group ,
Revenue , 2015 , Refunding , 5% , 1/01/44 ................................. 5,000,000 5,768,353
548,060,503
Washington 0.2%
Washington Health Care Facilities Authority , CommonSpirit Health Obligated Group ,
Revenue , 2019 A-2 , Refunding , 5% , 8/01/44 ............................. 1,000,000 1,229,285
Wisconsin 0.7%
b
Public Finance Authority , Affordable Housing Preservation Corp. Obligated Group ,
Revenue , 144A, 2021 , 5.25% , 12/01/22 ................................. 4,200,000 4,200,000
U.S. Territories 6.1%
District of Columbia 4.5%
Metropolitan Washington Airports Authority , Aviation , Revenue , 2019 A , Refunding , 5% ,
10/01/49 ........................................................ 5,000,000 6,132,149
Washington Metropolitan Area Transit Authority ,
Revenue, 2017 B, 5%, 7/01/42 ........................................ 5,000,000 6,013,208
Revenue, 2020 A, 5%, 7/15/36 ........................................ 5,000,000 6,502,755
Revenue, 2020 A, 5%, 7/15/45 ........................................ 7,000,000 8,883,960
Revenue, 2021 A, 5%, 7/15/37 ........................................ 1,000,000 1,329,000
28,861,072
Puerto Rico 1.6%
Puerto Rico Electric Power Authority ,
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 1,700,000 1,843,596
c
Revenue, WW-RSA-1, 5.5%, 7/01/38 ................................... 1,040,000 1,029,600

Franklin Tax-Free Trust
Statement of Investments (unaudited)
Franklin Virginia Tax-Free Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 200 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, (continued)
c
Revenue, XX-RSA-1, 5.25%, 7/01/40 ................................... $ 1,900,000 $ 1,876,250
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, NATL Insured, 5.25%, 7/01/33 ................. 1,100,000 1,195,496
Revenue, CC, Refunding, AGMC Insured, 5.5%, 7/01/31 .................... 1,800,000 2,025,508
Revenue, L, Refunding, AGMC Insured, 5.25%, 7/01/41 ..................... 1,600,000 1,744,641
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/37 .. 200,000 230,893
Hospital Auxilio Mutuo Obligated Group, Revenue, 2021, Refunding, 5%, 7/01/29 .. 425,000 529,408
10,475,392
Total U.S. Territories .................................................................... 39,336,464
Total Municipal Bonds (Cost $588,411,025) .....................................
622,466,363
a a a a
Short Term Investments 2.2%
Municipal Bonds 2.2%
Virginia 2.2%
d
Albermarle County Economic Development Authority , Sentara Healthcare Obligated
Group , Revenue , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.04% ,
10/01/48 ........................................................ 5,900,000 5,900,000
d
Virginia College Building Authority , University of Richmond , Revenue , 2006 , SPA Wells
Fargo Bank NA , Daily VRDN and Put , 0.03% , 11/01/36 ...................... 8,295,000 8,295,000
14,195,000
Total Municipal Bonds (Cost $14,195,000) ......................................
14,195,000
Total Short Term Investments (Cost $14,195,000 ) ................................
14,195,000
a
Total Investments (Cost $602,606,025) 99.7% ...................................
$636,661,363
Other Assets, less Liabilities 0.3% .............................................
1,545,840
Net Assets 100.0% ...........................................................
$638,207,203
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2021, the value of this security was $4,200,000, representing 0.7% of net assets.
c
Defaulted security or security for which income has been deemed uncollectible.
d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
1. Organization
Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-one separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Concentration of Risk
Certain or all Funds invest a large percentage of their total assets in obligations of issuers within their respective state, U.S.
territories, and the District of Columbia. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states, U.S. territories, and the District of Columbia. Investing in Puerto Rico securities may expose the Funds to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
5. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
November 30, 2021, investments in affiliated management investment companies were as follows:
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Intermediate-Term Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Liberty Federal Tax-Free
Bond ETF ............... $67,125,853 $— $— $ — $ 1,131,247 $ 68,257,100 2,515,000 $ 813,919
Total Affiliated Securities ... $67,125,853 $— $— $— $1,131,247 $68,257,100 $813,919
Franklin Federal Limited-Term Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Liberty Federal Tax-Free
Bond ETF ............... $37,366,280 $— $(2,701,236) $ (52,514) $ 669,470 $ 35,282,000 1,300,000 $ 449,049
Total Affiliated Securities ... $37,366,280 $— $(2,701,236) $(52,514) $669,470 $35,282,000 $449,049
Franklin High Yield Tax-Free Income Fund
Controlled Affiliates
Dividends
Franklin Liberty Federal
Intermediate Tax-Free Bond
Opportunities ETF ......... $30,278,325 $11,999,875 $— $ — $ 751,850 $ 43,030,050 1,605,000 $ 600,359
Total Affiliated Securities ... $30,278,325 $11,999,875 $— $— $751,850 $43,030,050 $600,359

Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2021, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Alabama Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... $ — $ 249,907,363 $ — $ 249,907,363
Total Investments in Securities ........... $— $249,907,363 $— $249,907,363
Franklin Arizona Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 1,032,171,065 — 1,032,171,065
Short Term Investments ................... — 4,000,000 — 4,000,000
Total Investments in Securities ........... $— $1,036,171,065 $— $1,036,171,065
Franklin Colorado Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 743,568,734 — 743,568,734
Short Term Investments ................... — 17,575,000 — 17,575,000
Total Investments in Securities ........... $— $761,143,734 $— $761,143,734
Franklin Connecticut Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 195,355,682 — 195,355,682
Total Investments in Securities ........... $— $195,355,682 $— $195,355,682
Franklin Federal Intermediate-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 68,257,100 — — 68,257,100
Municipal Bonds ......................... — 3,809,353,932 — 3,809,353,932
Short Term Investments ................... — 18,535,000 — 18,535,000
Total Investments in Securities ........... $68,257,100 $3,827,888,932 $— $3,896,146,032
Franklin Federal Limited-Term Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... 35,282,000 — — 35,282,000
Municipal Bonds ......................... — 1,170,481,172 — 1,170,481,172
Short Term Investments ................... — 248,610,000 — 248,610,000
Total Investments in Securities ........... $35,282,000 $1,419,091,172 $— $1,454,373,172
Franklin Georgia Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 477,418,234 — 477,418,234
Short Term Investments ................... — 2,500,000 — 2,500,000
Total Investments in Securities ........... $— $479,918,234 $— $479,918,234
6. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
Level 1 Level 2 Level 3 Total
Franklin High Yield Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... $ 43,030,050 $ — $ — $ 43,030,050
Corporate Bonds :
United States ......................... — 7,205,000 1,920,000 9,125,000
Municipal Bonds : —
Alabama ............................. — 176,018,037 — 176,018,037
Arizona .............................. — 130,142,732 — 130,142,732
California ............................. — 1,332,686,438 — 1,332,686,438
Colorado ............................. — 368,241,124 — 368,241,124
Connecticut ........................... — 38,997,604 — 38,997,604
Florida ............................... — 892,450,796 — 892,450,796
Georgia .............................. — 73,836,367 — 73,836,367
Idaho ................................ — 13,351,771 — 13,351,771
Illinois ............................... — 310,132,574 — 310,132,574
Indiana .............................. — 59,207,963 — 59,207,963
Iowa ................................ — 8,074,874 — 8,074,874
Kansas .............................. — 5,880,429 — 5,880,429
Kentucky ............................. — 30,599,473 — 30,599,473
Louisiana ............................. — 86,839,469 — 86,839,469
Maryland ............................. — 25,973,959 — 25,973,959
Massachusetts ........................ — 20,423,975 — 20,423,975
Michigan ............................. — 171,130,895 — 171,130,895
Minnesota ............................ — 12,048,770 — 12,048,770
Mississippi ............................ — 83,226,806 — 83,226,806
Missouri .............................. — 24,174,217 — 24,174,217
Montana ............................. — 6,736,121 — 6,736,121
Nevada .............................. — 78,718,812 — 78,718,812
New Hampshire ........................ — 15,510,649 — 15,510,649
New Jersey ........................... — 297,045,030 — 297,045,030
New Mexico ........................... — 7,411,140 — 7,411,140
New York ............................. — 461,410,819 — 461,410,819
North Carolina ......................... — 9,702,438 — 9,702,438
North Dakota .......................... — 25,650,280 — 25,650,280
Ohio ................................ — 186,778,682 — 186,778,682
Oklahoma ............................ — 12,728,682 — 12,728,682
Oregon .............................. — 48,262,753 — 48,262,753
Pennsylvania .......................... — 141,086,167 — 141,086,167
Rhode Island .......................... — 8,051,703 — 8,051,703
South Carolina ......................... — 75,295,866 — 75,295,866
South Dakota .......................... — 14,997,387 — 14,997,387
Tennessee ............................ — 80,602,500 — 80,602,500
Texas ............................... — 538,207,822 — 538,207,822
Utah ................................ — 35,308,227 — 35,308,227
Vermont .............................. — 3,067,629 — 3,067,629
Virginia .............................. — 97,673,914 — 97,673,914
Washington ........................... — 119,976,231 1,492,000 121,468,231
West Virginia .......................... — 11,599,421 — 11,599,421
Wisconsin ............................ — 157,768,258 — 157,768,258
U.S. Territories ..........................
District of Columbia ..................... — 124,044,407 — 124,044,407
Guam ............................... — 14,490,568 — 14,490,568
Pacific Islands ......................... — 9,003,521 — 9,003,521
Puerto Rico ........................... — 594,793,641 — 594,793,641
Short Term Investments ................... — 73,545,000 — 73,545,000
Total Investments in Securities ........... $43,030,050 $7,120,110,941 $3,412,000 $7,166,552,991
6. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
Level 1 Level 2 Level 3 Total
Franklin Louisiana Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... $ — $ 383,117,816 $ — $ 383,117,816
Total Investments in Securities ........... $— $383,117,816 $— $383,117,816
Franklin Maryland Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 413,716,758 — 413,716,758
Short Term Investments ................... — 4,200,000 — 4,200,000
Total Investments in Securities ........... $— $417,916,758 $— $417,916,758
Franklin Massachusetts Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 420,360,355 — 420,360,355
Short Term Investments ................... — 525,000 — 525,000
Total Investments in Securities ........... $— $420,885,355 $— $420,885,355
Franklin Michigan Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 959,479,264 — 959,479,264
Short Term Investments ................... — 12,190,000 — 12,190,000
Total Investments in Securities ........... $— $971,669,264 $— $971,669,264
Franklin Minnesota Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 1,122,742,432 — 1,122,742,432
Short Term Investments ................... — 25,365,000 — 25,365,000
Total Investments in Securities ........... $— $1,148,107,432 $— $1,148,107,432
Franklin Missouri Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 1,003,283,771 — 1,003,283,771
Short Term Investments ................... — 4,400,000 — 4,400,000
Total Investments in Securities ........... $— $1,007,683,771 $— $1,007,683,771
Franklin Municipal Green Bond Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 9,188,125 — 9,188,125
Total Investments in Securities ........... $— $9,188,125 $— $9,188,125
Franklin New Jersey Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 820,813,033 — 820,813,033
Short Term Investments ................... — 1,500,000 — 1,500,000
Total Investments in Securities ........... $— $822,313,033 $— $822,313,033
Franklin North Carolina Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 826,636,662 — 826,636,662
Short Term Investments ................... — 42,570,000 — 42,570,000
Total Investments in Securities ........... $— $869,206,662 $— $869,206,662
6. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Franklin Ohio Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... $ — $ 1,642,975,955 $ — $ 1,642,975,955
Short Term Investments ................... — 35,380,000 — 35,380,000
Total Investments in Securities ........... $— $1,678,355,955 $— $1,678,355,955
Franklin Oregon Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 1,297,832,043 — 1,297,832,043
Short Term Investments ................... — 45,500,000 — 45,500,000
Total Investments in Securities ........... $— $1,343,332,043 $— $1,343,332,043
Franklin Pennsylvania Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 1,042,378,791 — 1,042,378,791
Short Term Investments ................... — 20,500,000 — 20,500,000
Total Investments in Securities ........... $— $1,062,878,791 $— $1,062,878,791
Franklin Virginia Tax-Free Income Fund
Assets:
Investments in Securities:
Municipal Bonds ......................... — 622,466,363 — 622,466,363
Short Term Investments ................... — 14,195,000 — 14,195,000
Total Investments in Securities ........... $— $636,661,363 $— $636,661,363
6. Fair Value Measurements
(continued)

Franklin Tax-Free Trust
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
7. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Cu r rency
USD
United States Dollar
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BA M
Build America Mutual Assurance Co.
BHAC
Berkshire Hathaway Assurance Corp.
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FHA
Federal Housing Administration
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LIBOR
London Inter-Bank Offered Rate
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
SIFMA
Securities Industry and Financial Markets
Association
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement
XLCA
XL Capital Assurance, Inc.
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.